UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2024

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

SPDR Blackstone High Income ETF

HYBL

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Blackstone High Income ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone High Income ETF	$72	0.68%

How did the Fund perform last year and what affected its performance?

The Fund's allocation to shorter duration assets coupled with the contribution from its credit risk exposure were contributors to the Fund's outperformance vs. the Primary Index during the reporting period. The Fund's asset allocation, especially its allocation to CLOs, was the largest contributor to the Fund's outperformance relative to the Secondary Index during the reporting period. This was augmented by the Fund’s credit selection within loans. On an issuer level, the top contributors to the Fund’s total return during the reporting period were Point Au Roche Park CLO, SPDR Blackstone Senior Loan ETF, and Asurion. The top detractors from the Fund’s total return during the reporting period were iHeartCommunications, Hughes Satellite Systems, and Realogy Group / Realogy Co-Issuer.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	HYBL	Bloomberg U.S. Aggregate Bond Index	SPDR Blackstone High Income Composite Index
02/16/22	$10,000	$10,085	$10,000
02/28/22	$10,028	$9,804	$10,017
03/31/22	$9,982	$9,432	$9,974
04/30/22	$9,769	$9,493	$9,802
05/31/22	$9,674	$9,344	$9,689
06/30/22	$9,259	$9,572	$9,254
07/31/22	$9,665	$9,573	$9,632
08/31/22	$9,563	$9,302	$9,589
09/30/22	$9,185	$8,901	$9,288
10/31/22	$9,388	$8,785	$9,466
11/30/22	$9,570	$9,108	$9,611
12/31/22	$9,551	$9,067	$9,595
01/31/23	$9,803	$9,346	$9,910
02/28/23	$9,709	$9,105	$9,875
03/31/23	$9,846	$9,336	$9,928
04/30/23	$9,935	$9,392	$10,026
05/31/23	$9,844	$9,290	$9,972
06/30/23	$10,022	$9,257	$10,166
07/31/23	$10,128	$9,251	$10,304
08/31/23	$10,209	$9,191	$10,380
09/30/23	$10,159	$8,958	$10,369
10/31/23	$10,091	$8,817	$10,303
11/30/23	$10,398	$9,216	$10,601
12/31/23	$10,682	$9,569	$10,884
01/31/24	$10,716	$9,542	$10,922
02/29/24	$10,764	$9,407	$10,987
03/31/24	$10,926	$9,494	$11,100
04/30/24	$10,905	$9,255	$11,078
05/31/24	$11,017	$9,411	$11,192
06/30/24	$11,102	$9,501	$11,266

Average Annual Total Returns (%)

Name	1 Year	Since Inception 2/16/22
HYBL	10.95%	4.43%
Bloomberg U.S. Aggregate Bond Index	2.63%	(2.14%)
SPDR Blackstone High Income Composite Index	10.82%	5.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$149,593,840
# of Portfolio Holdings	530
Portfolio Turnover Rate	137%
Total Advisory Fees Paid	$911,236

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	3.9%
1 to 2 Years	0.2%
2 to 3 Years	2.8%
3 to 5 Years	43.0%
5 to 10 Years	45.2%
10 to 20 Years	5.1%
20 to 30 Years	0.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Blackstone Senior Loan ETF	3.5%
Point Au Roche Park CLO Ltd., 11.69%, due 07/20/34	1.0%
Allison Transmission, Inc., 3.75%, due 01/30/31	0.6%
DaVita, Inc., 4.63%, due 06/01/30	0.6%
Ally Financial, Inc., 6.70%, due 02/14/33	0.6%
Xerox Holdings Corp., 5.50%, due 08/15/28	0.5%
Fertitta Entertainment LLC, 9.08%, due 01/27/29	0.5%
ARES LXVIII CLO Ltd., 13.87%, due 04/25/35	0.5%
Garda World Security Corp., 9.59%, due 02/01/29	0.5%
Sunoco LP/Sunoco Finance Corp., 4.50%, due 05/15/29	0.5%

TSR AR HYBL

SPDR Blackstone Senior Loan ETF

SRLN

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Blackstone Senior Loan ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Blackstone Senior Loan ETF	$73	0.70%

How did the Fund perform last year and what affected its performance?

The Fund’s performance, which was in line with the Primary Index during the reporting period, was positively impacted by its underweight exposure to BB rated assets, while its allocation to high yield bonds detracted from performance relative to the Primary Index. The Fund’s credit selection within its loan allocation was the primary driver of underperformance during the reporting period relative to the Secondary Index. This headwind was partially offset by the positive impact of an underweight allocation to Telecommunication Services during the reporting period. On an issuer level, the top contributors to the Fund’s total return during the reporting period were Asurion, Cloud Software Group, and Neptune Bidco US. The top detractors from the Fund’s total return during the reporting period were Ivanti Software, Numericable US, and Newfold Digital Holdings Group.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	SRLN	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx USD Liquid Leveraged Loan Index	Morningstar LSTA U.S. Leveraged Loan 100 Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,979	$9,975	$9,961	$9,975
8/31/14	$9,998	$10,085	$9,992	$9,998
9/30/14	$9,911	$10,017	$9,878	$9,902
10/31/14	$9,975	$10,115	$9,944	$9,962
11/30/14	$10,019	$10,187	$9,990	$9,998
12/31/14	$9,957	$10,196	$9,881	$9,855
1/31/15	$9,937	$10,410	$9,918	$9,875
2/28/15	$10,133	$10,312	$10,038	$10,018
3/31/15	$10,171	$10,360	$10,055	$10,037
4/30/15	$10,256	$10,323	$10,140	$10,110
5/31/15	$10,258	$10,298	$10,130	$10,116
6/30/15	$10,239	$10,186	$10,055	$10,028
7/31/15	$10,238	$10,257	$10,003	$9,993
8/31/15	$10,121	$10,242	$9,884	$9,900
9/30/15	$10,044	$10,311	$9,815	$9,804
10/31/15	$10,061	$10,313	$9,841	$9,805
11/30/15	$9,938	$10,286	$9,714	$9,703
12/31/15	$9,853	$10,252	$9,615	$9,584
1/31/16	$9,819	$10,393	$9,577	$9,543
2/29/16	$9,799	$10,467	$9,537	$9,522
3/31/16	$9,994	$10,564	$9,841	$9,822
4/30/16	$10,097	$10,604	$10,036	$10,052
5/31/16	$10,167	$10,607	$10,083	$10,114
6/30/16	$10,133	$10,798	$10,045	$10,098
7/31/16	$10,260	$10,866	$10,221	$10,264
8/31/16	$10,307	$10,854	$10,290	$10,253
9/30/16	$10,367	$10,847	$10,337	$10,259
10/31/16	$10,411	$10,765	$10,362	$10,181
11/30/16	$10,427	$10,510	$10,391	$10,199
12/31/16	$10,547	$10,524	$10,499	$10,331
1/31/17	$10,556	$10,546	$10,482	$10,366
2/28/17	$10,606	$10,616	$10,553	$10,418
3/31/17	$10,626	$10,611	$10,514	$10,412
4/30/17	$10,665	$10,693	$10,555	$10,454
5/31/17	$10,708	$10,775	$10,595	$10,500
6/30/17	$10,708	$10,764	$10,552	$10,477
7/31/17	$10,779	$10,810	$10,632	$10,558
8/31/17	$10,772	$10,908	$10,580	$10,536
9/30/17	$10,816	$10,855	$10,615	$10,570
10/31/17	$10,875	$10,862	$10,681	$10,630
11/30/17	$10,877	$10,848	$10,677	$10,637
12/31/17	$10,910	$10,898	$10,709	$10,671
1/31/18	$11,011	$10,772	$10,846	$10,785
2/28/18	$11,007	$10,670	$10,844	$10,792
3/31/18	$11,041	$10,738	$10,866	$10,821
4/30/18	$11,080	$10,659	$10,913	$10,864
5/31/18	$11,078	$10,734	$10,911	$10,865
6/30/18	$11,060	$10,722	$10,912	$10,866
7/31/18	$11,160	$10,724	$11,022	$10,962
8/31/18	$11,213	$10,793	$11,070	$11,017
9/30/18	$11,282	$10,724	$11,151	$11,091
10/31/18	$11,243	$10,639	$11,103	$11,072
11/30/18	$11,157	$10,702	$10,961	$10,950
12/31/18	$10,833	$10,899	$10,641	$10,605
1/31/19	$11,104	$11,015	$10,972	$10,982
2/28/19	$11,346	$11,008	$11,187	$11,202
3/31/19	$11,272	$11,220	$11,153	$11,148
4/30/19	$11,518	$11,223	$11,365	$11,381
5/31/19	$11,405	$11,422	$11,265	$11,305
6/30/19	$11,471	$11,565	$11,293	$11,325
7/31/19	$11,582	$11,591	$11,416	$11,443
8/31/19	$11,522	$11,891	$11,351	$11,396
9/30/19	$11,661	$11,828	$11,422	$11,476
10/31/19	$11,612	$11,863	$11,391	$11,453
11/30/19	$11,739	$11,857	$11,478	$11,539
12/31/19	$11,921	$11,849	$11,669	$11,734
1/31/20	$11,905	$12,077	$11,684	$11,760
2/29/20	$11,685	$12,294	$11,460	$11,532
3/31/20	$10,331	$12,222	$10,349	$10,575
4/30/20	$10,815	$12,439	$10,642	$10,921
5/31/20	$11,218	$12,497	$10,985	$11,295
6/30/20	$11,329	$12,576	$10,945	$11,273
7/31/20	$11,614	$12,764	$11,162	$11,520
8/31/20	$11,827	$12,661	$11,316	$11,671
9/30/20	$11,851	$12,654	$11,299	$11,672
10/31/20	$11,783	$12,597	$11,289	$11,627
11/30/20	$12,062	$12,721	$11,602	$11,940
12/31/20	$12,287	$12,739	$11,694	$12,067
1/31/21	$12,353	$12,647	$11,813	$12,186
2/28/21	$12,420	$12,465	$11,877	$12,226
3/31/21	$12,408	$12,309	$11,821	$12,191
4/30/21	$12,496	$12,406	$11,852	$12,245
5/31/21	$12,610	$12,447	$11,909	$12,314
6/30/21	$12,689	$12,534	$11,914	$12,329
7/31/21	$12,609	$12,674	$11,862	$12,298
8/31/21	$12,693	$12,650	$11,926	$12,371
9/30/21	$12,756	$12,541	$12,012	$12,449
10/31/21	$12,772	$12,537	$12,008	$12,449
11/30/21	$12,655	$12,574	$11,915	$12,391
12/31/21	$12,833	$12,542	$12,017	$12,494
1/31/22	$12,814	$12,272	$12,025	$12,511
2/28/22	$12,735	$12,135	$11,937	$12,443
3/31/22	$12,744	$11,798	$11,937	$12,471
4/30/22	$12,660	$11,350	$11,905	$12,455
5/31/22	$12,298	$11,423	$11,596	$12,144
6/30/22	$11,937	$11,244	$11,285	$11,809
7/31/22	$12,245	$11,519	$11,606	$12,171
8/31/22	$12,388	$11,193	$11,727	$12,313
9/30/22	$11,874	$10,710	$11,440	$11,961
10/31/22	$12,075	$10,571	$11,604	$12,158
11/30/22	$12,186	$10,960	$11,719	$12,348
12/31/22	$12,156	$10,910	$11,803	$12,348
1/31/23	$12,510	$11,246	$12,113	$12,348
2/28/23	$12,491	$10,955	$12,148	$12,363
3/31/23	$12,459	$11,234	$12,192	$12,352
4/30/23	$12,571	$11,302	$12,323	$12,494
5/31/23	$12,524	$11,179	$12,256	$12,436
6/30/23	$12,848	$11,139	$12,529	$12,765
7/31/23	$12,962	$11,131	$12,672	$12,901
8/31/23	$13,103	$11,060	$12,796	$13,054
9/30/23	$13,146	$10,779	$12,873	$13,159
10/31/23	$13,133	$10,609	$12,844	$13,158
11/30/23	$13,323	$11,089	$12,984	$13,322
12/31/23	$13,561	$11,514	$13,197	$13,584
1/31/24	$13,570	$11,482	$13,214	$13,628
2/29/24	$13,700	$11,320	$13,360	$13,780
3/31/24	$13,823	$11,424	$13,485	$13,854
4/30/24	$13,875	$11,136	$13,579	$13,933
5/31/24	$14,018	$11,324	$13,686	$14,089
6/30/24	$14,026	$11,431	$13,717	$15,043

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
SRLN	9.45%	4.12%	3.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Markit iBoxx USD Liquid Leveraged Loan Index	9.45%	3.96%	3.21%
Morningstar LSTA U.S. Leveraged Loan 100 Index	10.78%	5.24%	4.17%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$6,276,214,724
# of Portfolio Holdings	533
Portfolio Turnover Rate	176%
Total Advisory Fees Paid	$35,911,436

What did the Fund invest in?

Top Ten Industry

Industry	% Value of Total Net Assets
Software	18.8%
Insurance	7.8%
Retail	7.0%
Commercial Services	6.0%
Entertainment	4.0%
Health Care Providers & Services	3.8%
Diversified Financial Services	3.5%
Health Care Equipment & Supplies	3.1%
Commercial Services & Supplies	3.1%
Internet & Telecom	2.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cloud Software Group, Inc., 9.33%	1.8%
McAfee LLC, 8.58%, due 03/01/29	1.5%
Sedgwick Claims Management Services, Inc., 9.09%, due 02/24/28	1.4%
AthenaHealth Group, Inc., 8.59%, due 02/15/29	1.4%
Neptune Bidco U.S., Inc., 10.41%, due 04/11/29	1.4%
Allied Universal Holdco LLC, 9.19%, due 05/12/28	1.4%
Peraton Corp., 9.19%, due 02/01/28	1.4%
Polaris Newco LLC, 9.59%, due 06/02/28	1.3%
RealPage, Inc., 8.46%, due 04/24/28	1.2%
Gainwell Acquisition Corp., 9.43%, due 10/01/27	1.2%

TSR AR SRLN

SPDR DoubleLine Emerging Markets Fixed Income ETF

EMTL

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR DoubleLine Emerging Markets Fixed Income ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Emerging Markets Fixed Income ETF	$68	0.65%

How did the Fund perform last year and what affected its performance?

Over the reporting period, Emerging Markets sovereigns and corporates generated strong returns driven by credit spread tightening despite the continued rise in U.S. Treasury yields. The primary driver of the Fund’s relative underperformance was asset allocation. The Fund maintained an underweight to high yield credits relative to the Index which detracted from performance.

Over the 12-month period, high yield credits significantly outperformed their investment grade counterparts due to material spread compression within frontier market economies. The Fund’s allocation to sovereigns and quasi-sovereign debt also detracted from performance as their longer duration profile was keenly impacted by the rise in rates. In terms of regional allocation, the Fund lacked exposure to Europe, the best performing region within the Index, detracting from relative performance. In contrast, the Fund benefited from its underweight to the Middle East and Asia which were the weakest regions within the Index. The Fund ended the period with a slightly shorter duration than the Index and did not invest in derivatives during the reporting period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	EMTL	Bloomberg Global Aggregate Bond Index	JP Morgan Corporate Emerging Market Bond Index Broad Diversified
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,064	$9,921	$10,097
5/31/16	$10,082	$9,788	$10,118
6/30/16	$10,267	$10,074	$10,299
7/31/16	$10,586	$10,150	$10,462
8/31/16	$10,681	$10,100	$10,600
9/30/16	$10,691	$10,156	$10,616
10/31/16	$10,739	$9,874	$10,615
11/30/16	$10,575	$9,482	$10,395
12/31/16	$10,631	$9,438	$10,476
1/31/17	$10,742	$9,545	$10,606
2/28/17	$10,864	$9,590	$10,754
3/31/17	$10,845	$9,604	$10,788
4/30/17	$11,005	$9,713	$10,909
5/31/17	$11,132	$9,863	$10,979
6/30/17	$11,131	$9,854	$11,001
7/31/17	$11,204	$10,020	$11,088
8/31/17	$11,429	$10,119	$11,126
9/30/17	$11,400	$10,028	$11,233
10/31/17	$11,452	$9,990	$11,271
11/30/17	$11,425	$10,101	$11,275
12/31/17	$11,423	$10,136	$11,311
1/31/18	$11,361	$10,257	$11,319
2/28/18	$11,238	$10,166	$11,204
3/31/18	$11,259	$10,274	$11,183
4/30/18	$11,191	$10,110	$11,109
5/31/18	$11,167	$10,033	$11,032
6/30/18	$11,108	$9,988	$10,985
7/31/18	$11,268	$9,972	$11,144
8/31/18	$11,143	$9,982	$11,024
9/30/18	$11,242	$9,896	$11,129
10/31/18	$11,209	$9,786	$11,062
11/30/18	$11,104	$9,816	$11,045
12/31/18	$11,175	$10,015	$11,124
1/31/19	$11,493	$10,167	$11,426
2/28/19	$11,557	$10,109	$11,549
3/31/19	$11,741	$10,235	$11,697
4/30/19	$11,804	$10,205	$11,788
5/31/19	$11,908	$10,343	$11,846
6/30/19	$12,212	$10,572	$12,106
7/31/19	$12,311	$10,543	$12,215
8/31/19	$12,202	$10,757	$12,230
9/30/19	$12,225	$10,648	$12,307
10/31/19	$12,337	$10,719	$12,412
11/30/19	$12,312	$10,637	$12,459
12/31/19	$12,508	$10,700	$12,580
1/31/20	$12,717	$10,836	$12,773
2/29/20	$12,726	$10,909	$12,772
3/31/20	$11,174	$10,665	$11,300
4/30/20	$11,408	$10,874	$11,763
5/31/20	$11,964	$10,922	$12,223
6/30/20	$12,186	$11,019	$12,560
7/31/20	$12,372	$11,370	$12,851
8/31/20	$12,484	$11,353	$12,967
9/30/20	$12,479	$11,312	$12,905
10/31/20	$12,530	$11,323	$12,938
11/30/20	$12,725	$11,529	$13,282
12/31/20	$12,944	$11,683	$13,477
1/31/21	$12,909	$11,581	$13,468
2/28/21	$12,843	$11,381	$13,455
3/31/21	$12,762	$11,162	$13,369
4/30/21	$12,839	$11,303	$13,449
5/31/21	$12,898	$11,409	$13,536
6/30/21	$13,046	$11,309	$13,649
7/31/21	$13,057	$11,459	$13,679
8/31/21	$13,170	$11,412	$13,775
9/30/21	$12,960	$11,209	$13,683
10/31/21	$12,950	$11,182	$13,620
11/30/21	$12,919	$11,149	$13,545
12/31/21	$13,013	$11,134	$13,600
1/31/22	$12,612	$10,905	$13,372
2/28/22	$12,282	$10,776	$12,725
3/31/22	$12,220	$10,448	$12,400
4/30/22	$11,617	$9,875	$12,145
5/31/22	$11,657	$9,902	$12,073
6/30/22	$11,154	$9,584	$11,704
7/31/22	$11,470	$9,788	$11,827
8/31/22	$11,311	$9,402	$11,848
9/30/22	$10,514	$8,919	$11,395
10/31/22	$10,398	$8,858	$11,161
11/30/22	$11,123	$9,274	$11,751
12/31/22	$11,151	$9,325	$11,932
1/31/23	$11,620	$9,631	$12,295
2/28/23	$11,296	$9,310	$12,098
3/31/23	$11,433	$9,605	$12,199
4/30/23	$11,538	$9,647	$12,306
5/31/23	$11,502	$9,459	$12,235
6/30/23	$11,587	$9,458	$12,367
7/31/23	$11,739	$9,523	$12,488
8/31/23	$11,668	$9,393	$12,432
9/30/23	$11,489	$9,119	$12,335
10/31/23	$11,312	$9,010	$12,185
11/30/23	$11,810	$9,464	$12,628
12/31/23	$12,221	$9,857	$13,016
1/31/24	$12,287	$9,721	$13,092
2/29/24	$12,322	$9,599	$13,186
3/31/24	$12,401	$9,652	$13,318
4/30/24	$12,302	$9,408	$13,200
5/31/24	$12,511	$9,532	$13,392
6/30/24	$12,593	$9,703	$13,516

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 4/13/16
EMTL	8.87%	0.63%	2.82%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02%)	(0.37%)
JP Morgan Corporate Emerging Market Bond Index Broad Diversified	9.30%	2.23%	3.74%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$87,506,798
# of Portfolio Holdings	125
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$526,833

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	12.0%
1 to 2 Years	2.1%
2 to 3 Years	7.0%
3 to 5 Years	15.9%
5 to 10 Years	41.5%
10 to 20 Years	15.2%
20 to 30 Years	4.2%
Greater than 30 Years	1.2%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Guara Norte SARL, 5.20%, due 06/15/34	2.4%
Oversea-Chinese Banking Corp. Ltd., 1.83%, due 09/10/30	2.3%
Minejesa Capital BV, 5.63%, due 08/10/37	2.3%
Bharti Airtel Ltd., 4.38%, due 06/10/25	2.3%
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.13%, due 02/01/28	2.3%
DBS Group Holdings Ltd., 1.82%, due 03/10/31	2.2%
Pertamina Persero PT, 1.40%, due 02/09/26	2.1%
Banco Internacional del Peru SAA Interbank, 4.00%, due 07/08/30	2.1%
Cometa Energia SA de CV, 6.38%, due 04/24/35	2.0%
BBVA Bancomer SA, 5.88%, due 09/13/34	2.0%

TSR AR EMTL

SPDR DoubleLine Short Duration Total Return Tactical ETF

STOT

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR DoubleLine Short Duration Total Return Tactical ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Short Duration Total Return Tactical ETF	$46	0.45%

How did the Fund perform last year and what affected its performance?

The primary driver of outperformance was asset allocation as the portfolio maintained a higher credit allocation than the Index, with roughly sixty-six percent weighting to credit risk sectors compared to approximately thirty percent in the Index. This contributed positively to performance as credit spreads tightened materially during the period. The Fund maintained a slightly shorter duration position than the Index.

The Fund’s best performing sector was emerging market bonds as these credits significantly outperformed their investment grade counterparts because of material credit spread tightening within frontier market economies. Shorter-duration structured credit sectors such as collateralized loan obligations (CLOs), commercial MBS, and asset backed securities also delivered strong performance as these assets are less rate sensitive but still provide high levels of monthly income.

Every sector within the portfolio generated a positive return. The top positive contributor to the Fund’s performance during the period was U.S. Treasurys. Agency MBS contributed the least to performance during the period, though the sector still generated a positive return.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	STOT	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate 1-3 Year Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,026	$9,921	$10,010
5/31/16	$10,012	$9,924	$10,004
6/30/16	$10,131	$10,103	$10,064
7/31/16	$10,140	$10,166	$10,066
8/31/16	$10,173	$10,155	$10,056
9/30/16	$10,190	$10,149	$10,068
10/31/16	$10,194	$10,072	$10,065
11/30/16	$10,101	$9,833	$10,025
12/31/16	$10,110	$9,847	$10,031
1/31/17	$10,126	$9,867	$10,050
2/28/17	$10,158	$9,933	$10,066
3/31/17	$10,176	$9,928	$10,072
4/30/17	$10,190	$10,004	$10,090
5/31/17	$10,273	$10,081	$10,107
6/30/17	$10,191	$10,071	$10,103
7/31/17	$10,272	$10,114	$10,129
8/31/17	$10,307	$10,205	$10,117
9/30/17	$10,304	$10,156	$10,138
10/31/17	$10,283	$10,163	$10,136
11/30/17	$10,271	$10,149	$10,114
12/31/17	$10,283	$10,196	$10,117
1/31/18	$10,236	$10,079	$10,090
2/28/18	$10,234	$9,983	$10,081
3/31/18	$10,247	$10,047	$10,097
4/30/18	$10,230	$9,973	$10,087
5/31/18	$10,273	$10,043	$10,125
6/30/18	$10,276	$10,031	$10,123
7/31/18	$10,290	$10,034	$10,129
8/31/18	$10,327	$10,098	$10,165
9/30/18	$10,311	$10,033	$10,158
10/31/18	$10,290	$9,954	$10,168
11/30/18	$10,319	$10,013	$10,198
12/31/18	$10,380	$10,197	$10,277
1/31/19	$10,449	$10,306	$10,319
2/28/19	$10,482	$10,300	$10,335
3/31/19	$10,554	$10,497	$10,403
4/30/19	$10,567	$10,500	$10,426
5/31/19	$10,658	$10,687	$10,499
6/30/19	$10,718	$10,821	$10,557
7/31/19	$10,737	$10,845	$10,553
8/31/19	$10,781	$11,126	$10,636
9/30/19	$10,788	$11,066	$10,631
10/31/19	$10,824	$11,100	$10,667
11/30/19	$10,838	$11,094	$10,668
12/31/19	$10,832	$11,086	$10,692
1/31/20	$10,903	$11,300	$10,752
2/29/20	$10,983	$11,503	$10,840
3/31/20	$10,644	$11,435	$10,884
4/30/20	$10,771	$11,639	$10,943
5/31/20	$10,905	$11,693	$10,964
6/30/20	$10,956	$11,766	$10,979
7/31/20	$11,020	$11,942	$10,996
8/31/20	$11,041	$11,846	$10,997
9/30/20	$11,038	$11,839	$10,997
10/31/20	$11,060	$11,786	$10,996
11/30/20	$11,099	$11,902	$11,007
12/31/20	$11,113	$11,918	$11,021
1/31/21	$11,155	$11,833	$11,026
2/28/21	$11,115	$11,662	$11,019
3/31/21	$11,089	$11,516	$11,013
4/30/21	$11,116	$11,607	$11,022
5/31/21	$11,129	$11,645	$11,035
6/30/21	$11,152	$11,727	$11,019
7/31/21	$11,178	$11,858	$11,038
8/31/21	$11,168	$11,836	$11,038
9/30/21	$11,146	$11,733	$11,029
10/31/21	$11,114	$11,730	$10,993
11/30/21	$11,115	$11,765	$10,984
12/31/21	$11,132	$11,735	$10,967
1/31/22	$11,014	$11,482	$10,889
2/28/22	$10,939	$11,354	$10,840
3/31/22	$10,835	$11,038	$10,692
4/30/22	$10,737	$10,619	$10,633
5/31/22	$10,706	$10,688	$10,698
6/30/22	$10,644	$10,520	$10,624
7/31/22	$10,687	$10,777	$10,681
8/31/22	$10,674	$10,473	$10,595
9/30/22	$10,565	$10,020	$10,465
10/31/22	$10,511	$9,890	$10,451
11/30/22	$10,646	$10,254	$10,538
12/31/22	$10,711	$10,208	$10,559
1/31/23	$10,857	$10,522	$10,645
2/28/23	$10,799	$10,250	$10,565
3/31/23	$10,870	$10,510	$10,718
4/30/23	$10,927	$10,574	$10,755
5/31/23	$10,937	$10,459	$10,723
6/30/23	$10,988	$10,422	$10,680
7/31/23	$11,058	$10,414	$10,725
8/31/23	$11,106	$10,348	$10,765
9/30/23	$11,106	$10,085	$10,758
10/31/23	$11,167	$9,926	$10,793
11/30/23	$11,259	$10,375	$10,918
12/31/23	$11,395	$10,772	$11,050
1/31/24	$11,454	$10,743	$11,093
2/29/24	$11,466	$10,591	$11,055
3/31/24	$11,525	$10,689	$11,100
4/30/24	$11,494	$10,419	$11,062
5/31/24	$11,584	$10,595	$11,143
6/30/24	$11,640	$10,788	$11,205

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 4/13/16
STOT	6.14%	1.74%	1.88%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	0.93%
Bloomberg U.S. Aggregate 1-3 Year Index	4.92%	1.20%	1.40%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$147,821,835
# of Portfolio Holdings	334
Portfolio Turnover Rate	117%
Total Advisory Fees Paid	$669,708

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	4.2%
1 to 2 Years	12.2%
2 to 3 Years	22.3%
3 to 5 Years	5.6%
5 to 10 Years	16.0%
10 to 20 Years	26.9%
20 to 30 Years	6.8%
Greater than 30 Years	5.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 0.63%, due 07/31/26	11.8%
U.S. Treasury Notes, 0.38%, due 01/31/26	7.5%
U.S. Treasury Notes, 0.63%, due 03/31/27	4.1%
Citigroup Mortgage Loan Trust, Inc., 2A1A, 5.15%, due 07/25/37	1.6%
Regatta XXIII Funding Ltd., A1, 6.74%, due 01/20/35	1.5%
Luminent Mortgage Trust, 1A1, 5.78%, due 11/25/36	1.5%
Marble Point CLO XXI Ltd., A1, 6.82%, due 10/17/34	1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust, M1, 6.59%, due 03/25/44	1.1%
Anchorage Capital CLO 19 Ltd., A, 6.80%, due 10/15/34	1.0%
CQS U.S. CLO Ltd., A, 6.81%, due 01/20/35	1.0%

TSR AR STOT

SPDR DoubleLine Total Return Tactical ETF

TOTL

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR DoubleLine Total Return Tactical ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR DoubleLine Total Return Tactical ETF	$56	0.55%

How did the Fund perform last year and what affected its performance?

The primary drivers of Fund performance were asset allocation and duration positioning. The Fund maintained a roughly forty-five percent weighting to credit risk sectors compared to approximately thirty percent in the Index, which contributed positively to outperformance as credit spreads tightened materially over the period. In terms of duration positioning, the Fund maintained a slightly shorter duration than the Index, which bolstered relative performance as U.S. Treasury yields rose significantly during the period.

The best performance generally came from the shorter duration credit sectors. The top performing sector was collateralized loan obligations (CLOs) as these assets benefit from considerable monthly income and credit spread tightening. U.S. Treasurys were the lowest performing sector as rates rose across the curve during the period.

Every credit sector in the portfolio generated a positive return. The greatest contribution to the Fund’s performance during the period was Agency MBS U.S. Treasury's was the only sector to detract from performance during the period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	TOTL	Bloomberg U.S. Aggregate Bond Index
1/31/15	$10,000	$10,000
2/28/15	$9,986	$10,033
3/31/15	$10,012	$10,080
4/30/15	$10,041	$10,043
5/31/15	$10,048	$10,019
6/30/15	$9,974	$9,910
7/31/15	$10,047	$9,979
8/31/15	$10,019	$9,965
9/30/15	$10,062	$10,032
10/31/15	$10,071	$10,034
11/30/15	$10,027	$10,007
12/31/15	$9,987	$9,975
1/31/16	$10,078	$10,112
2/29/16	$10,108	$10,184
3/31/16	$10,187	$10,277
4/30/16	$10,230	$10,316
5/31/16	$10,254	$10,319
6/30/16	$10,379	$10,505
7/31/16	$10,465	$10,571
8/31/16	$10,496	$10,560
9/30/16	$10,523	$10,553
10/31/16	$10,479	$10,473
11/30/16	$10,285	$10,225
12/31/16	$10,255	$10,239
1/31/17	$10,334	$10,260
2/28/17	$10,407	$10,328
3/31/17	$10,413	$10,323
4/30/17	$10,522	$10,403
5/31/17	$10,581	$10,483
6/30/17	$10,566	$10,472
7/31/17	$10,618	$10,517
8/31/17	$10,687	$10,467
9/30/17	$10,657	$10,561
10/31/17	$10,641	$10,567
11/30/17	$10,602	$10,554
12/31/17	$10,621	$10,602
1/31/18	$10,518	$10,480
2/28/18	$10,460	$10,381
3/31/18	$10,532	$10,447
4/30/18	$10,456	$10,370
5/31/18	$10,512	$10,444
6/30/18	$10,532	$10,431
7/31/18	$10,524	$10,433
8/31/18	$10,570	$10,501
9/30/18	$10,539	$10,433
10/31/18	$10,511	$10,351
11/30/18	$10,583	$10,412
12/31/18	$10,674	$10,604
1/31/19	$10,812	$10,716
2/28/19	$10,835	$10,710
3/31/19	$10,979	$10,916
4/30/19	$11,008	$10,918
5/31/19	$11,132	$11,112
6/30/19	$11,261	$11,252
7/31/19	$11,235	$11,277
8/31/19	$11,433	$11,569
9/30/19	$11,390	$11,507
10/31/19	$11,387	$11,542
11/30/19	$11,374	$11,536
12/31/19	$11,444	$11,528
1/31/20	$11,597	$11,750
2/29/20	$11,715	$11,961
3/31/20	$11,274	$11,891
4/30/20	$11,508	$12,102
5/31/20	$11,648	$12,159
6/30/20	$11,715	$12,235
7/31/20	$11,824	$12,418
8/31/20	$11,776	$12,318
9/30/20	$11,753	$12,311
10/31/20	$11,742	$12,256
11/30/20	$11,828	$12,376
12/31/20	$11,855	$12,393
1/31/21	$11,852	$12,304
2/28/21	$11,743	$12,127
3/31/21	$11,645	$11,975
4/30/21	$11,734	$12,070
5/31/21	$11,734	$12,109
6/30/21	$11,772	$12,194
7/31/21	$11,836	$12,331
8/31/21	$11,856	$12,307
9/30/21	$11,823	$12,201
10/31/21	$11,759	$12,197
11/30/21	$11,783	$12,233
12/31/21	$11,750	$12,202
1/31/22	$11,559	$11,939
2/28/22	$11,453	$11,806
3/31/22	$11,167	$11,478
4/30/22	$10,835	$11,043
5/31/22	$10,818	$11,114
6/30/22	$10,618	$10,939
7/31/22	$10,837	$11,207
8/31/22	$10,665	$10,890
9/30/22	$10,223	$10,419
10/31/22	$10,091	$10,285
11/30/22	$10,372	$10,663
12/31/22	$10,372	$10,615
1/31/23	$10,710	$10,941
2/28/23	$10,513	$10,658
3/31/23	$10,714	$10,929
4/30/23	$10,772	$10,995
5/31/23	$10,681	$10,876
6/30/23	$10,712	$10,837
7/31/23	$10,689	$10,829
8/31/23	$10,584	$10,760
9/30/23	$10,332	$10,487
10/31/23	$10,110	$10,321
11/30/23	$10,538	$10,789
12/31/23	$10,954	$11,202
1/31/24	$10,961	$11,171
2/29/24	$10,866	$11,013
3/31/24	$10,987	$11,115
4/30/24	$10,743	$10,834
5/31/24	$10,915	$11,017
6/30/24	$11,041	$11,120

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 2/23/15
TOTL	3.27%	(0.34%)	1.06%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.14%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$2,918,069,885
# of Portfolio Holdings	1,370
Portfolio Turnover Rate	120%
Total Advisory Fees Paid	$16,685,752

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	2.4%
1 to 2 Years	5.1%
2 to 3 Years	4.5%
3 to 5 Years	10.5%
5 to 10 Years	21.2%
10 to 20 Years	20.3%
20 to 30 Years	27.7%
Greater than 30 Years	7.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 0.75%, due 01/31/28	6.1%
U.S. Treasury Notes, 0.88%, due 09/30/26	3.0%
U.S. Treasury Notes, 0.63%, due 08/15/30	3.0%
U.S. Treasury Notes, 0.75%, due 05/31/26	2.1%
U.S. Treasury Notes, 0.88%, due 11/15/30	2.0%
U.S. Treasury Notes, 0.38%, due 11/30/25	1.9%
U.S. Treasury Notes, 0.38%, due 04/30/25	1.7%
Federal National Mortgage Association REMICS, VZ, 3.00%, due 01/25/43	1.0%
Federal Home Loan Mortgage Corp. REMICS, ZX, 4.00%, due 07/15/44	0.8%
Progress Residential Trust, B, 3.50%, due 06/17/41	0.8%

Material Fund Changes

Effective on April 1, 2024, changes were made to the Fund’s principal investment strategy to reflect the Fund’s ability to invest in futures contracts and to clarify the types of TBA Transactions the Fund engages in.

TSR AR TOTL

SPDR Loomis Sayles Opportunistic Bond ETF

OBND

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Loomis Sayles Opportunistic Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Loomis Sayles Opportunistic Bond ETF	$54	0.52%

How did the Fund perform last year and what affected its performance?

U.S. investment grade bond spreads tightened over the period. The sector was broadly aided by conservative issuer financial policies, solid appetite for risk, and an overall strong consumer. Within the portfolio, investment grade corporates contributed to absolute performance with financial, particularly banking, names being mostly responsible.

U.S. high yield corporate bond spreads tightened over the period, largely remaining range-bound as of late. Within the portfolio, our allocation to the sector positively contributed to absolute performance. Consumer cyclical, energy, and technology names were mostly responsible for the positive impact.

For the bank loan market, continued appetite for risk was supportive and the sector showed strong overall performance. The sector also benefitted as stubborn inflation caused policy rates to remain higher for longer than the market initially expected. For the portfolio, our allocation to bank loans aided absolute performance, with individual technology, consumer, and financial issues adding in particular.

The use of derivatives instruments within the fund had a modest negative impact over the period. The majority of this effect is attributed to long exposure in interest rate futures.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	OBND	Bloomberg U.S. Aggregate Bond Index	SPDR Loomis Sayles Oppurtunistic Bond Composite Index
09/27/21	$10,000	$10,000	$10,000
09/30/21	$10,018	$9,973	$9,961
10/31/21	$10,005	$9,970	$9,976
11/30/21	$9,948	$10,000	$9,952
12/31/21	$10,027	$9,974	$10,011
01/31/22	$9,864	$9,759	$9,781
02/28/22	$9,735	$9,650	$9,645
03/31/22	$9,601	$9,382	$9,497
04/30/22	$9,308	$9,026	$9,159
05/31/22	$9,247	$9,084	$9,157
06/30/22	$8,881	$8,942	$8,826
07/31/22	$9,258	$9,160	$9,149
08/31/22	$9,034	$8,902	$8,989
09/30/22	$8,631	$8,517	$8,617
10/31/22	$8,634	$8,407	$8,652
11/30/22	$8,967	$8,716	$8,954
12/31/22	$8,903	$8,677	$8,930
01/31/23	$9,243	$8,943	$9,247
02/28/23	$8,994	$8,712	$9,079
03/31/23	$9,165	$8,934	$9,237
04/30/23	$9,203	$8,988	$9,315
05/31/23	$9,117	$8,890	$9,223
06/30/23	$9,195	$8,858	$9,327
07/31/23	$9,272	$8,852	$9,403
08/31/23	$9,251	$8,795	$9,398
09/30/23	$9,134	$8,572	$9,266
10/31/23	$9,036	$8,437	$9,159
11/30/23	$9,405	$8,819	$9,566
12/31/23	$9,746	$9,156	$9,895
01/31/24	$9,748	$9,131	$9,906
02/29/24	$9,687	$9,002	$9,855
03/31/24	$9,794	$9,085	$9,970
04/30/24	$9,661	$8,856	$9,836
05/31/24	$9,797	$9,006	$9,979
06/30/24	$9,855	$9,091	$10,044

Average Annual Total Returns (%)

Name	1 Year	Since Inception 9/27/21
OBND	7.06%	(0.58%)
Bloomberg U.S. Aggregate Bond Index	2.63%	(3.40%)
SPDR Loomis Sayles Oppurtunistic Bond Composite Index	7.72%	0.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$37,253,353
# of Portfolio Holdings	474
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$182,659

What did the Fund invest in?

Maturity Weightings

Maturity Duration	% Value of Total Net Assets
0 to 1 Year	9.8%
1 to 2 Years	6.2%
2 to 3 Years	5.0%
3 to 5 Years	31.5%
5 to 10 Years	40.4%
10 to 20 Years	6.0%
20 to 30 Years	1.7%
Greater than 30 Years	0.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Blackstone Senior Loan ETF	4.6%
UniCredit SpA, 7.30%, due 04/02/34	1.1%
OneMain Direct Auto Receivables Trust, A, 0.87%, due 07/14/28	0.9%
EW Scripps Co., 8.02%, due 05/01/26	0.8%
Bank of America Corp., 6.68%, due 04/02/26	0.8%
CHG Healthcare Services, Inc., 8.69%, due 09/29/28	0.8%
GTCR W Merger Sub LLC, due 01/31/31	0.7%
GTCR W Merger Sub LLC, 8.33%, due 01/31/31	0.7%
CBAM Ltd., B2R, 7.69%, due 01/15/31	0.7%
Post CLO Ltd., B1, 7.82%, due 04/20/36	0.7%

TSR AR OBND

SPDR Nuveen Municipal Bond ESG ETF

MBNE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ESG ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ESG ETF	$44	0.43%

How did the Fund perform last year and what affected its performance?

The reporting period was a period of shifting markets, as interest rates expectations moved drastically during the period. Initially, we saw a large sell off, before a significant rally at the end of 2023. 2024 saw a slight sell off in the first half. Despite this, performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

Despite the fund’s longer duration positioning, resulting curve exposure aided performance as an underweight in bonds with durations between 2 and 8 years aided performance, as did an overweight in greater than 8 years. Rating allocation was the largest driver of performance, as an overweight in unrated bonds, bonds rated BB and BBB as well as underweights in bonds rated AAA and AA aided performance.

Selection was also a strong positive contributor to returns. Top contributors include Wisconsin Acts Retirement Community & Black Belt Gas. Top detractors include Dallas General Obligation & California State Various Purpose bonds – all of which were sold before the rally that occurred in the late fall of 2023.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MBNE	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
04/04/22	$10,000	$10,000	$10,000
04/30/22	$9,850	$9,137	$9,768
05/31/22	$9,991	$9,196	$9,912
06/30/22	$9,893	$9,052	$9,820
07/31/22	$10,130	$9,273	$10,057
08/31/22	$9,942	$9,011	$9,873
09/30/22	$9,624	$8,621	$9,552
10/31/22	$9,535	$8,510	$9,510
11/30/22	$9,882	$8,823	$9,868
12/31/22	$9,924	$8,783	$9,920
01/31/23	$10,154	$9,053	$10,158
02/28/23	$9,951	$8,819	$9,956
03/31/23	$10,134	$9,043	$10,158
04/30/23	$10,121	$9,098	$10,130
05/31/23	$10,034	$8,999	$10,033
06/30/23	$10,126	$8,967	$10,111
07/31/23	$10,152	$8,961	$10,153
08/31/23	$10,034	$8,903	$10,039
09/30/23	$9,815	$8,677	$9,795
10/31/23	$9,709	$8,540	$9,747
11/30/23	$10,223	$8,927	$10,252
12/31/23	$10,509	$9,269	$10,460
01/31/24	$10,480	$9,243	$10,416
02/29/24	$10,485	$9,113	$10,425
03/31/24	$10,505	$9,197	$10,425
04/30/24	$10,391	$8,964	$10,308
05/31/24	$10,393	$9,116	$10,239
06/30/24	$10,541	$9,710	$10,378

Average Annual Total Returns (%)

Name	1 Year	Since Inception 4/4/22
MBNE	4.18%	2.38%
Bloomberg U.S. Aggregate Bond Index	2.63%	(1.31%)
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	2.64%	1.67%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$40,124,549
# of Portfolio Holdings	100
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$165,396

What did the Fund invest in?

Top Ten States (%)

State	% Value of Total Net Assets
New York	9.2%
Texas	8.4%
Florida	7.9%
Wisconsin	6.7%
Washington	6.5%
Pennsylvania	6.2%
Connecticut	6.1%
California	4.9%
Illinois	4.9%
Oregon	4.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Idaho Housing & Finance Association Revenue, ID, 4.00%, due 08/15/48	2.4%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/26	2.3%
Pennsylvania Turnpike Commission Revenue, PA, 6.00%, due 12/01/30	2.2%
City of Dallas, General Obligation, TX, 3.13%, due 02/15/35	2.2%
South Carolina Jobs-Economic Development Authority Revenue, SC, 5.00%, due 11/01/39	2.1%
Medford Hospital Facilities Authority Revenue, OR, 5.00%, due 08/15/37	2.0%
Wisconsin Health & Educational Facilities Authority Revenue, WI, 4.00%, due 04/01/39	1.9%
Pennsylvania Economic Development Financing Authority Revenue, PA, 4.60%, due 10/01/46	1.9%
Michigan State Housing Development Authority Revenue, MI, 4.70%, due 12/01/43	1.9%
Port of Seattle Revenue, WA, 5.00%, due 04/01/35	1.9%

Material Fund Changes

Effective on July 31, 2024, changes will be made to the Fund’s principal  investment strategy from Rules-based to Full fundamental active with no constraints to securities in the benchmark.

TSR AR MBNE

SPDR Nuveen Municipal Bond ETF

MBND

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR Nuveen Municipal Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen Municipal Bond ETF	$41	0.40%

How did the Fund perform last year and what affected its performance?

The reporting period was a period of shifting markets, as interest rates expectations moved drastically during the period. Initially, we saw a large sell off, before a significant rally at the end of 2023. 2024 saw a slight sell off in the first half. Despite this municipal performance held in due to higher income. Spreads tightened in 2024, providing better performance for high yield municipals. The yield curve became barbelled, with yields on the short and long ends providing more yield than the belly of the curve.

Despite the fund’s longer duration positioning, resulting curve exposure aided performance as an underweight in bonds with durations between 2 and 8 years aided performance, as did an overweight in greater than 8 years. Rating allocation was the largest driver of performance, as an overweight in unrated bonds, bonds rated double-B and triple-B as well as underweights in bonds rated triple-A and double-A aided performance.

Selection was also a strong positive contributor to returns. Top contributors include New Hope Sanctuary LTC, Florida Brightline and Duluth St Lukes Hospital. Largest detractors include Idaho Housing and San Francisco Wastewater bonds – both of which were sold before the rally in the late fall.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	MBND	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
1/31/21	$10,000	$10,000	$10,000
2/28/21	$9,863	$9,965	$9,860
3/31/21	$9,910	$9,841	$9,910
4/30/21	$10,019	$9,918	$9,977
5/31/21	$10,056	$9,951	$9,991
6/30/21	$10,076	$10,021	$10,005
7/31/21	$10,161	$10,133	$10,085
8/31/21	$10,129	$10,113	$10,063
9/30/21	$10,024	$10,026	$9,996
10/31/21	$9,988	$10,023	$9,964
11/30/21	$10,066	$10,053	$10,022
12/31/21	$10,069	$10,027	$10,038
1/31/22	$9,757	$9,811	$9,774
2/28/22	$9,714	$9,702	$9,742
3/31/22	$9,412	$9,432	$9,464
4/30/22	$9,179	$9,074	$9,249
5/31/22	$9,279	$9,133	$9,385
6/30/22	$9,185	$8,989	$9,298
7/31/22	$9,407	$9,209	$9,522
8/31/22	$9,213	$8,949	$9,348
9/30/22	$8,884	$8,562	$9,044
10/31/22	$8,847	$8,451	$9,004
11/30/22	$9,189	$8,762	$9,343
12/31/22	$9,202	$8,722	$9,392
1/31/23	$9,412	$8,991	$9,618
2/28/23	$9,232	$8,758	$9,426
3/31/23	$9,378	$8,981	$9,618
4/30/23	$9,368	$9,035	$9,591
5/31/23	$9,290	$8,937	$9,499
6/30/23	$9,368	$8,905	$9,574
7/31/23	$9,391	$8,899	$9,613
8/31/23	$9,301	$8,842	$9,505
9/30/23	$9,113	$8,617	$9,274
10/31/23	$8,996	$8,481	$9,229
11/30/23	$9,475	$8,865	$9,707
12/31/23	$9,718	$9,205	$9,903
1/31/24	$9,715	$9,179	$9,862
2/29/24	$9,746	$9,050	$9,871
3/31/24	$9,767	$9,133	$9,871
4/30/24	$9,669	$8,903	$9,760
5/31/24	$9,669	$9,054	$9,694
6/30/24	$9,805	$9,063	$9,826

Average Annual Total Returns (%)

Name	1 Year	Since Inception 2/3/21
MBND	4.59%	(0.58%)
Bloomberg U.S. Aggregate Bond Index	2.63%	(2.85%)
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	2.64%	(0.52%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$49,406,398
# of Portfolio Holdings	113
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$186,192

What did the Fund invest in?

Top Ten States (%)

State	% Value of Total Net Assets
California	7.7%
Illinois	7.2%
Texas	6.7%
Oregon	5.5%
Michigan	5.4%
New York	4.9%
Florida	4.8%
Pennsylvania	4.5%
New Jersey	3.5%
Louisiana	3.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Southfield Public Schools, 5.00%, due 05/01/46	2.2%
New Jersey Economic Development Authority, 5.00%, due 06/15/31	2.2%
City of New York, 4.00%, due 08/01/37	2.1%
Port of Portland Airport Revenue, 4.65%, due 07/01/26	2.0%
New Mexico Hospital Equipment Loan Council, 4.00%, due 08/01/39	2.0%
Medford Hospital Facilities Authority, 5.00%, due 08/15/32	2.0%
Park Hill School District of Platte County, 3.00%, due 03/01/32	1.9%
State of Hawaii, 5.00%, due 10/01/27	1.9%
Louisiana Stadium & Exposition District, 5.00%, due 07/01/39	1.8%
South Carolina Jobs-Economic Development Authority, 5.00%, due 11/01/39	1.7%

Material Fund Changes

Effective on July 31, 2024, changes will be made to the Fund’s principal investment strategy from Rules-based to Full- fundamental active with no constraints to securities in the benchmark.

TSR AR MBND

SPDR SSGA Fixed Income Sector Rotation ETF

FISR

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR SSGA Fixed Income Sector Rotation ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Fixed Income Sector Rotation ETF	$36	0.36%

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2024 was characterized by central banks’ restrictive monetary policies to return price stability in the world economies. Although the market continued to battle with sticky and inconsistent progress against inflation and an interest rate scare in the fall which was exacerbated by elevated levels of Treasury issuance, the U.S. Federal Reserve discussed the possibility of rate cuts in late 2024 during its Federal Open Market Committee meeting in March, and the European Central Bank has already reversed the restrictive policy leading to a rate cut in June. Among the developed markets’ central banks, the Bank of Japan’s decision to raise the short-term policy rate from -0.1% to between 0% and 0.1% in March was the exception, but its elevated spread relative to the U.S. Treasury yield continued to put pressure on the Japanese Yen and detracted the Fund’s performance with its allocation to international sovereign bond. However, the Fund’s high-yield bond position benefited from an easing financial condition coupled with a robust lender’s participation in the credit market and issuing companies’ sustainable cashflow to repay interests.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	FISR	Bloomberg U.S. Aggregate Bond Index
3/31/19	$10,000	$10,000
4/30/19	$10,045	$10,032
5/31/19	$10,166	$10,209
6/30/19	$10,393	$10,338
7/31/19	$10,405	$10,361
8/31/19	$10,618	$10,629
9/30/19	$10,601	$10,572
10/31/19	$10,622	$10,604
11/30/19	$10,620	$10,599
12/31/19	$10,656	$10,592
1/31/20	$10,762	$10,795
2/29/20	$10,859	$10,990
3/31/20	$10,691	$10,925
4/30/20	$10,897	$11,119
5/31/20	$10,989	$11,171
6/30/20	$11,042	$11,241
7/31/20	$11,221	$11,409
8/31/20	$11,137	$11,317
9/30/20	$11,111	$11,311
10/31/20	$11,063	$11,260
11/30/20	$11,254	$11,371
12/31/20	$11,279	$11,387
1/31/21	$11,145	$11,305
2/28/21	$10,959	$11,142
3/31/21	$10,824	$11,003
4/30/21	$10,914	$11,090
5/31/21	$10,937	$11,126
6/30/21	$11,076	$11,204
7/31/21	$11,220	$11,329
8/31/21	$11,181	$11,308
9/30/21	$11,058	$11,210
10/31/21	$11,098	$11,207
11/30/21	$11,123	$11,240
12/31/21	$11,085	$11,211
1/31/22	$10,795	$10,969
2/28/22	$10,661	$10,847
3/31/22	$10,346	$10,546
4/30/22	$9,894	$10,146
5/31/22	$9,898	$10,211
6/30/22	$9,777	$10,051
7/31/22	$9,995	$10,296
8/31/22	$9,678	$10,005
9/30/22	$9,233	$9,573
10/31/22	$9,112	$9,449
11/30/22	$9,459	$9,797
12/31/22	$9,347	$9,752
1/31/23	$9,690	$10,052
2/28/23	$9,398	$9,793
3/31/23	$9,664	$10,041
4/30/23	$9,715	$10,102
5/31/23	$9,598	$9,992
6/30/23	$9,562	$9,957
7/31/23	$9,547	$9,950
8/31/23	$9,472	$9,886
9/30/23	$9,217	$9,635
10/31/23	$9,081	$9,483
11/30/23	$9,483	$9,912
12/31/23	$9,838	$10,292
1/31/24	$9,815	$10,263
2/29/24	$9,656	$10,118
3/31/24	$9,737	$10,212
4/30/24	$9,496	$9,954
5/31/24	$9,652	$10,123
6/30/24	$9,742	$10,219

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 4/2/19
FISR	1.87%	(1.26%)	(0.49%)
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	0.41%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$237,952,463
# of Portfolio Holdings	9
Portfolio Turnover Rate	100%
Total Advisory Fees Paid	$702,489

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.0%
Short-Term Investments	9.1%

Top Holdings

Holdings	% Value of Total Net Assets
SPDR Portfolio Intermediate Term Treasury ETF	36.9%
SPDR Portfolio Mortgage-Backed Bond ETF	33.0%
SPDR Portfolio Long Term Treasury ETF	15.0%
SPDR Bloomberg High Yield Bond ETF	9.4%
SPDR Portfolio Long Term Corporate Bond ETF	4.9%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.7%
SPDR Bloomberg 1-3 Month T-Bills ETF	0.2%

TSR AR FISR

SPDR SSGA Global Allocation ETF

GAL

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR SSGA Global Allocation ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Global Allocation ETF	$16	0.15%

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2024 was characterized by positive returns for most asset classes and a strong equity market rally. In that environment, the multi-asset exposure of the Fund led to underperformance when measured against an all-equity benchmark such as the MSCI ACWI IMI Index. Although markets continued to battle with sticky and inconsistent progress against inflation and an interest rate scare in the fall, a broad easing of financial conditions contributed to a favorable environment for risk-taking in the Fund. As a result, overweight allocations were held in equities to varying degrees which contributed favorably to performance. The Fund’s investment in gold was another positive contributor during the reporting period. Strong technical indicators supported holding gold which performed well. An aspect of the Fund’s strategy which detracted was investments across U.S. equity sectors. The negative impact from performance here came from both sector selection, including an allocation to the energy sector, as well as from tracking error of certain sector ETFs.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	GAL	MSCI ACWI IMI Index	Bloomberg U.S. Aggregate Bond Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,876	$9,846	$9,975
8/31/14	$10,082	$10,074	$10,085
9/30/14	$9,756	$9,717	$10,017
10/31/14	$9,952	$9,794	$10,115
11/30/14	$10,043	$9,939	$10,187
12/31/14	$9,966	$9,775	$10,196
1/31/15	$10,023	$9,623	$10,410
2/28/15	$10,311	$10,161	$10,312
3/31/15	$10,251	$10,027	$10,360
4/30/15	$10,283	$10,302	$10,323
5/31/15	$10,329	$10,309	$10,298
6/30/15	$10,075	$10,081	$10,186
7/31/15	$10,211	$10,139	$10,257
8/31/15	$9,713	$9,459	$10,242
9/30/15	$9,491	$9,114	$10,311
10/31/15	$9,937	$9,803	$10,313
11/30/15	$9,934	$9,743	$10,286
12/31/15	$9,738	$9,561	$10,252
1/31/16	$9,471	$8,962	$10,393
2/29/16	$9,411	$8,915	$10,467
3/31/16	$9,815	$9,590	$10,563
4/30/16	$9,848	$9,741	$10,603
5/31/16	$9,881	$9,761	$10,607
6/30/16	$10,005	$9,690	$10,797
7/31/16	$10,251	$10,122	$10,866
8/31/16	$10,167	$10,156	$10,854
9/30/16	$10,210	$10,230	$10,847
10/31/16	$9,951	$10,032	$10,765
11/30/16	$9,909	$10,141	$10,509
12/31/16	$10,027	$10,359	$10,524
1/31/17	$10,210	$10,640	$10,545
2/28/17	$10,431	$10,933	$10,616
3/31/17	$10,521	$11,062	$10,611
4/30/17	$10,671	$11,241	$10,692
5/31/17	$10,852	$11,465	$10,775
6/30/17	$10,918	$11,533	$10,764
7/31/17	$11,148	$11,849	$10,810
8/31/17	$11,199	$12,103	$10,758
9/30/17	$11,361	$12,145	$10,855
10/31/17	$11,540	$12,390	$10,862
11/30/17	$11,720	$12,633	$10,847
12/31/17	$11,887	$12,839	$10,897
1/31/18	$12,383	$13,531	$10,772
2/28/18	$11,957	$12,967	$10,670
3/31/18	$11,856	$12,724	$10,738
4/30/18	$11,864	$12,843	$10,659
5/31/18	$11,914	$12,893	$10,734
6/30/18	$11,850	$12,815	$10,721
7/31/18	$12,054	$13,170	$10,724
8/31/18	$12,120	$13,291	$10,793
9/30/18	$12,139	$13,313	$10,723
10/31/18	$11,451	$12,271	$10,639
11/30/18	$11,601	$12,445	$10,702
12/31/18	$11,021	$11,544	$10,899
1/31/19	$11,721	$12,483	$11,014
2/28/19	$11,895	$12,831	$11,008
3/31/19	$12,045	$12,963	$11,219
4/30/19	$12,255	$13,392	$11,222
5/31/19	$11,821	$12,590	$11,422
6/30/19	$12,353	$13,400	$11,564
7/31/19	$12,357	$13,440	$11,589
8/31/19	$12,375	$13,101	$11,890
9/30/19	$12,495	$13,376	$11,826
10/31/19	$12,719	$13,744	$11,862
11/30/19	$12,829	$14,087	$11,856
12/31/19	$13,126	$14,586	$11,848
1/31/20	$12,994	$14,393	$12,076
2/29/20	$12,290	$13,215	$12,293
3/31/20	$10,752	$11,313	$12,221
4/30/20	$11,564	$12,559	$12,438
5/31/20	$11,956	$13,137	$12,496
6/30/20	$12,245	$13,557	$12,575
7/31/20	$12,769	$14,261	$12,762
8/31/20	$13,190	$15,125	$12,659
9/30/20	$12,943	$14,656	$12,652
10/31/20	$12,774	$14,339	$12,596
11/30/20	$13,776	$16,154	$12,720
12/31/20	$14,333	$16,957	$12,737
1/31/21	$14,269	$16,927	$12,646
2/28/21	$14,541	$17,377	$12,463
3/31/21	$14,779	$17,828	$12,308
4/30/21	$15,218	$18,601	$12,405
5/31/21	$15,482	$18,879	$12,445
6/30/21	$15,599	$19,107	$12,533
7/31/21	$15,711	$19,203	$12,673
8/31/21	$15,948	$19,679	$12,649
9/30/21	$15,477	$18,894	$12,539
10/31/21	$15,982	$19,813	$12,536
11/30/21	$15,669	$19,281	$12,573
12/31/21	$16,088	$20,047	$12,541
1/31/22	$15,577	$19,007	$12,271
2/28/22	$15,348	$18,572	$12,134
3/31/22	$15,407	$18,951	$11,797
4/30/22	$14,571	$17,446	$11,349
5/31/22	$14,692	$17,456	$11,422
6/30/22	$13,793	$15,950	$11,243
7/31/22	$14,340	$17,089	$11,518
8/31/22	$13,868	$16,483	$11,192
9/30/22	$12,871	$14,892	$10,709
10/31/22	$13,359	$15,808	$10,570
11/30/22	$14,278	$17,011	$10,959
12/31/22	$13,934	$16,357	$10,909
1/31/23	$14,751	$17,562	$11,245
2/28/23	$14,244	$17,074	$10,954
3/31/23	$14,563	$17,494	$11,232
4/30/23	$14,752	$17,717	$11,300
5/31/23	$14,485	$17,503	$11,177
6/30/23	$15,049	$18,524	$11,137
7/31/23	$15,442	$19,232	$11,130
8/31/23	$15,073	$18,680	$11,059
9/30/23	$14,529	$17,894	$10,778
10/31/23	$14,230	$17,298	$10,607
11/30/23	$15,143	$18,897	$11,088
12/31/23	$15,821	$19,888	$11,512
1/31/24	$15,725	$19,933	$11,481
2/29/24	$16,118	$20,767	$11,318
3/31/24	$16,523	$21,424	$11,423
4/30/24	$16,110	$20,698	$11,134
5/31/24	$16,630	$21,538	$11,323
6/30/24	$16,729	$21,938	$11,430

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
GAL	11.15%	6.25%	5.28%
MSCI ACWI IMI Index	18.40%	10.36%	8.17%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$238,127,862
# of Portfolio Holdings	20
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$346,186

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	96.0%
Short-Term Investments	19.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR S&P 500 ETF Trust	19.3%
SPDR Portfolio Developed World ex-U.S. ETF	18.2%
SPDR Portfolio Emerging Markets ETF	11.1%
SPDR Portfolio Aggregate Bond ETF	8.1%
SPDR Bloomberg High Yield Bond ETF	6.6%
SPDR Portfolio S&P 600 Small Cap ETF	4.6%
SPDR Bloomberg 1-10 Year TIPS ETF	4.1%
SPDR S&P International Small Cap ETF	3.0%
SPDR Bloomberg International Corporate Bond ETF	3.0%
SPDR Bloomberg Emerging Markets Local Bond ETF	3.0%

TSR AR GAL

SPDR SSGA Income Allocation ETF

INKM

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR SSGA Income Allocation ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Income Allocation ETF	$19	0.18%

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2024 was characterized by positive returns for most asset classes and a strong equity market rally. In that environment, the multi-asset exposure of the Fund led to underperformance when measured against an all-equity benchmark such as the MSCI World Index. Although markets continued to battle with sticky and inconsistent progress against inflation and an interest rate scare in the fall, a broad easing of financial conditions contributed to a favorable environment for risk-taking in the Fund. As a result, overweight allocations were held to equities to varying degrees throughout the year which contributed favorably to performance – particularly in early 2024 when stock markets rallied as bond markets struggled with expectations that the Federal Reserve would keep interest rates higher for longer. However, the Fund’s focus on dividend-paying equities detracted from performance especially when compared against market-cap weighted benchmarks like the MSCI World Index which benefited from the strong performance of more growth-oriented stocks.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	INKM	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Government/Credit Bond Index	MSCI World Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,853	$9,975	$10,035	$9,840
8/31/14	$10,101	$10,085	$10,365	$10,057
9/30/14	$9,737	$10,017	$10,104	$9,784
10/31/14	$9,996	$10,115	$10,326	$9,848
11/30/14	$10,089	$10,187	$10,499	$10,045
12/31/14	$9,995	$10,196	$10,670	$9,883
1/31/15	$10,169	$10,410	$11,353	$9,704
2/28/15	$10,262	$10,312	$10,970	$10,272
3/31/15	$10,180	$10,360	$11,029	$10,112
4/30/15	$10,158	$10,323	$10,763	$10,349
5/31/15	$10,126	$10,298	$10,583	$10,384
6/30/15	$9,837	$10,186	$10,194	$10,143
7/31/15	$9,959	$10,257	$10,416	$10,325
8/31/15	$9,545	$10,242	$10,332	$9,642
9/30/15	$9,406	$10,311	$10,416	$9,286
10/31/15	$9,776	$10,313	$10,458	$10,022
11/30/15	$9,713	$10,286	$10,400	$9,972
12/31/15	$9,539	$10,252	$10,318	$9,797
1/31/16	$9,378	$10,393	$10,535	$9,211
2/29/16	$9,407	$10,467	$10,766	$9,142
3/31/16	$9,844	$10,563	$11,071	$9,763
4/30/16	$9,928	$10,603	$11,207	$9,917
5/31/16	$9,961	$10,606	$11,243	$9,973
6/30/16	$10,213	$10,797	$11,796	$9,861
7/31/16	$10,448	$10,865	$12,097	$10,277
8/31/16	$10,406	$10,853	$12,093	$10,285
9/30/16	$10,394	$10,847	$11,941	$10,340
10/31/16	$10,141	$10,764	$11,602	$10,139
11/30/16	$10,016	$10,509	$10,926	$10,285
12/31/16	$10,154	$10,524	$11,005	$10,531
1/31/17	$10,300	$10,545	$11,039	$10,785
2/28/17	$10,507	$10,616	$11,241	$11,084
3/31/17	$10,555	$10,611	$11,179	$11,202
4/30/17	$10,677	$10,692	$11,352	$11,368
5/31/17	$10,857	$10,775	$11,581	$11,609
6/30/17	$10,906	$10,764	$11,669	$11,653
7/31/17	$11,084	$10,810	$11,699	$11,932
8/31/17	$11,155	$10,758	$11,587	$12,199
9/30/17	$11,192	$10,855	$11,848	$12,216
10/31/17	$11,255	$10,862	$11,895	$12,447
11/30/17	$11,417	$10,847	$11,958	$12,717
12/31/17	$11,570	$10,897	$12,184	$12,889
1/31/18	$11,717	$10,772	$11,935	$13,569
2/28/18	$11,295	$10,670	$11,557	$13,008
3/31/18	$11,356	$10,738	$11,748	$12,724
4/30/18	$11,287	$10,659	$11,520	$12,870
5/31/18	$11,282	$10,734	$11,652	$12,951
6/30/18	$11,264	$10,721	$11,579	$12,945
7/31/18	$11,469	$10,724	$11,608	$13,349
8/31/18	$11,487	$10,793	$11,707	$13,514
9/30/18	$11,395	$10,723	$11,525	$13,590
10/31/18	$11,095	$10,639	$11,139	$12,592
11/30/18	$11,218	$10,702	$11,201	$12,735
12/31/18	$10,937	$10,899	$11,615	$11,766
1/31/19	$11,543	$11,014	$11,875	$12,682
2/28/19	$11,632	$11,008	$11,810	$13,063
3/31/19	$11,805	$11,219	$12,365	$13,235
4/30/19	$11,911	$11,222	$12,315	$13,704
5/31/19	$11,742	$11,422	$12,823	$12,913
6/30/19	$12,160	$11,564	$13,179	$13,764
7/31/19	$12,195	$11,589	$13,275	$13,833
8/31/19	$12,217	$11,890	$14,321	$13,550
9/30/19	$12,441	$11,826	$14,047	$13,838
10/31/19	$12,524	$11,862	$14,039	$14,190
11/30/19	$12,586	$11,856	$14,050	$14,585
12/31/19	$12,812	$11,848	$13,890	$15,022
1/31/20	$12,831	$12,076	$14,616	$14,931
2/29/20	$12,362	$12,293	$15,202	$13,669
3/31/20	$10,400	$12,221	$14,753	$11,860
4/30/20	$11,118	$12,438	$15,418	$13,155
5/31/20	$11,352	$12,496	$15,432	$13,791
6/30/20	$11,607	$12,575	$15,672	$14,156
7/31/20	$11,989	$12,762	$16,503	$14,833
8/31/20	$12,100	$12,659	$15,885	$15,824
9/30/20	$11,938	$12,652	$15,862	$15,278
10/31/20	$11,886	$12,596	$15,612	$14,809
11/30/20	$12,826	$12,720	$16,161	$16,703
12/31/20	$13,198	$12,737	$16,129	$17,411
1/31/21	$13,157	$12,646	$15,649	$17,238
2/28/21	$13,367	$12,463	$14,993	$17,680
3/31/21	$13,591	$12,308	$14,450	$18,268
4/30/21	$13,898	$12,405	$14,733	$19,118
5/31/21	$14,082	$12,445	$14,852	$19,394
6/30/21	$14,150	$12,533	$15,380	$19,683
7/31/21	$14,160	$12,673	$15,808	$20,035
8/31/21	$14,287	$12,649	$15,760	$20,534
9/30/21	$14,030	$12,539	$15,392	$19,681
10/31/21	$14,256	$12,536	$15,643	$20,796
11/30/21	$14,006	$12,573	$15,853	$20,340
12/31/21	$14,324	$12,541	$15,723	$21,210
1/31/22	$14,109	$12,271	$14,952	$20,088
2/28/22	$13,866	$12,134	$14,573	$19,580
3/31/22	$13,908	$11,797	$14,001	$20,117
4/30/22	$13,252	$11,349	$12,699	$18,446
5/31/22	$13,382	$11,422	$12,659	$18,460
6/30/22	$12,676	$11,243	$12,282	$16,861
7/31/22	$13,120	$11,518	$12,744	$18,199
8/31/22	$12,759	$11,192	$12,184	$17,438
9/30/22	$11,784	$10,709	$11,173	$15,817
10/31/22	$12,062	$10,570	$10,751	$16,953
11/30/22	$12,771	$10,959	$11,625	$18,132
12/31/22	$12,527	$10,909	$11,464	$17,362
1/31/23	$13,319	$11,245	$12,219	$18,590
2/28/23	$12,875	$10,954	$11,613	$18,144
3/31/23	$12,991	$11,232	$12,124	$18,704
4/30/23	$13,102	$11,300	$12,210	$19,032
5/31/23	$12,779	$11,177	$11,877	$18,842
6/30/23	$13,154	$11,137	$11,967	$19,982
7/31/23	$13,414	$11,130	$11,838	$20,653
8/31/23	$13,136	$11,059	$11,564	$20,160
9/30/23	$12,657	$10,778	$10,846	$19,290
10/31/23	$12,301	$10,607	$10,358	$18,730
11/30/23	$13,136	$11,088	$11,382	$20,486
12/31/23	$13,822	$11,512	$12,281	$21,492
1/31/24	$13,704	$11,481	$12,093	$21,750
2/29/24	$13,715	$11,318	$11,798	$22,673
3/31/24	$14,002	$11,423	$11,986	$23,403
4/30/24	$13,622	$11,134	$11,331	$22,534
5/31/24	$13,955	$11,323	$11,651	$23,542
6/30/24	$13,958	$11,430	$11,778	$24,021

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
INKM	6.11%	2.80%	3.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Long Government/Credit Bond Index	(1.58%)	(2.22%)	1.65%
MSCI World Index	20.19%	11.78%	9.16%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$69,928,131
# of Portfolio Holdings	19
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$131,349

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.8%
Short-Term Investments	19.4%

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Portfolio Long Term Treasury ETF	14.9%
SPDR Bloomberg High Yield Bond ETF	12.6%
SPDR Portfolio S&P 500 High Dividend ETF	8.1%
Schwab U.S. Dividend Equity ETF	8.0%
SPDR S&P Global Infrastructure ETF	7.9%
SPDR S&P International Dividend ETF	6.9%
SPDR Bloomberg Emerging Markets Local Bond ETF	6.1%
SPDR ICE Preferred Securities ETF	6.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	6.0%
SPDR Blackstone Senior Loan ETF	6.0%

TSR AR INKM

SPDR SSGA Multi-Asset Real Return ETF

RLY

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR SSGA Multi-Asset Real Return ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Multi-Asset Real Return ETF	$13	0.13%

How did the Fund perform last year and what affected its performance?

The 12-month period ended June 30, 2024, was characterized by positive returns for most asset classes, particularly gold and the equity-oriented assets. In that environment, the multi-asset exposure of the Fund led to outperformance when measured against an all-fixed income benchmark such as the Bloomberg U.S. Government Inflation-Linked Bond Index and a broad commodity Index such as the DBIQ Optimum Yield Diversified Commodity Index. Against a backdrop of sticky and inconsistent progress against inflation, a favorable environment for risk-taking and supportive forecasts, the Fund held overweight allocations to global infrastructure and global natural resource equities, including a targeted allocation to energy. These positions were funded from underweight allocations to real estate and global inflation-linked bonds. This allocation contributed favorably to performance. The Fund’s investment in gold was another positive contributor. Although real interest rates were higher than in the recent past, two factors that typically lead to a difficult environment for gold, strong technical indicators and support from other fundamental factors supported holding gold. An underweight to U.S. REITs during the fourth quarter of 2023 detracted.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	RLY	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index	DBIQ Optimum Yield Diversified Commodity Index Excess Return
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,799	$9,975	$10,011	$9,574
8/31/14	$9,877	$10,085	$10,066	$9,476
9/30/14	$9,217	$10,017	$9,795	$8,816
10/31/14	$9,195	$10,115	$9,890	$8,488
11/30/14	$8,965	$10,187	$9,920	$7,759
12/31/14	$8,700	$10,196	$9,819	$7,080
1/31/15	$8,641	$10,410	$10,144	$6,750
2/28/15	$8,879	$10,312	$10,012	$7,033
3/31/15	$8,566	$10,360	$9,963	$6,593
4/30/15	$8,866	$10,323	$10,032	$7,061
5/31/15	$8,713	$10,298	$9,940	$6,849
6/30/15	$8,504	$10,186	$9,832	$6,970
7/31/15	$8,126	$10,257	$9,862	$6,121
8/31/15	$7,797	$10,242	$9,778	$6,113
9/30/15	$7,487	$10,311	$9,712	$5,862
10/31/15	$7,819	$10,313	$9,742	$5,904
11/30/15	$7,621	$10,286	$9,734	$5,515
12/31/15	$7,378	$10,252	$9,651	$5,189
1/31/16	$7,159	$10,393	$9,799	$4,981
2/29/16	$7,268	$10,467	$9,915	$4,952
3/31/16	$7,718	$10,564	$10,101	$5,175
4/30/16	$8,011	$10,604	$10,140	$5,662
5/31/16	$7,895	$10,607	$10,064	$5,744
6/30/16	$8,146	$10,798	$10,284	$5,966
7/31/16	$8,216	$10,866	$10,387	$5,581
8/31/16	$8,146	$10,854	$10,342	$5,614
9/30/16	$8,260	$10,847	$10,394	$5,868
10/31/16	$8,072	$10,765	$10,344	$5,837
11/30/16	$8,105	$10,509	$10,135	$5,961
12/31/16	$8,267	$10,524	$10,120	$6,182
1/31/17	$8,393	$10,545	$10,208	$6,146
2/28/17	$8,386	$10,616	$10,263	$6,154
3/31/17	$8,306	$10,611	$10,258	$5,953
4/30/17	$8,243	$10,692	$10,320	$5,806
5/31/17	$8,232	$10,775	$10,316	$5,708
6/30/17	$8,188	$10,764	$10,215	$5,652
7/31/17	$8,463	$10,810	$10,258	$5,869
8/31/17	$8,504	$10,758	$10,190	$5,903
9/30/17	$8,616	$10,855	$10,307	$6,019
10/31/17	$8,722	$10,862	$10,330	$6,256
11/30/17	$8,803	$10,847	$10,349	$6,315
12/31/17	$9,113	$10,897	$10,453	$6,502
1/31/18	$9,361	$10,772	$10,361	$6,685
2/28/18	$8,923	$10,670	$10,249	$6,482
3/31/18	$8,988	$10,738	$10,364	$6,616
4/30/18	$9,233	$10,659	$10,358	$6,861
5/31/18	$9,361	$10,734	$10,400	$7,028
6/30/18	$9,271	$10,721	$10,446	$6,891
7/31/18	$9,283	$10,724	$10,392	$6,723
8/31/18	$9,144	$10,793	$10,468	$6,755
9/30/18	$9,277	$10,723	$10,350	$6,972
10/31/18	$8,727	$10,639	$10,188	$6,597
11/30/18	$8,460	$10,702	$10,242	$5,939
12/31/18	$7,929	$10,899	$10,299	$5,663
1/31/19	$8,726	$11,014	$10,443	$6,070
2/28/19	$8,830	$11,008	$10,440	$6,245
3/31/19	$8,937	$11,219	$10,642	$6,214
4/30/19	$8,963	$11,222	$10,676	$6,278
5/31/19	$8,600	$11,422	$10,868	$5,913
6/30/19	$9,040	$11,564	$10,955	$6,133
7/31/19	$8,942	$11,589	$10,998	$6,080
8/31/19	$8,775	$11,890	$11,283	$5,767
9/30/19	$8,911	$11,826	$11,117	$5,818
10/31/19	$9,008	$11,862	$11,144	$5,937
11/30/19	$9,016	$11,856	$11,164	$5,906
12/31/19	$9,324	$11,848	$11,199	$6,263
1/31/20	$8,972	$12,076	$11,451	$5,719
2/29/20	$8,383	$12,293	$11,622	$5,325
3/31/20	$7,014	$12,221	$11,415	$4,418
4/30/20	$7,452	$12,438	$11,748	$4,272
5/31/20	$7,735	$12,496	$11,777	$4,635
6/30/20	$7,882	$12,575	$11,912	$4,825
7/31/20	$8,163	$12,762	$12,214	$5,076
8/31/20	$8,387	$12,659	$12,337	$5,298
9/30/20	$8,112	$12,652	$12,291	$5,141
10/31/20	$7,964	$12,596	$12,207	$4,981
11/30/20	$8,798	$12,720	$12,352	$5,484
12/31/20	$9,246	$12,737	$12,492	$5,770
1/31/21	$9,280	$12,646	$12,527	$5,978
2/28/21	$9,826	$12,463	$12,297	$6,598
3/31/21	$9,996	$12,308	$12,264	$6,529
4/30/21	$10,447	$12,405	$12,446	$7,066
5/31/21	$10,823	$12,445	$12,599	$7,329
6/30/21	$10,808	$12,533	$12,688	$7,601
7/31/21	$10,899	$12,673	$13,044	$7,726
8/31/21	$10,854	$12,649	$13,017	$7,603
9/30/21	$10,861	$12,539	$12,915	$7,987
10/31/21	$11,381	$12,536	$13,068	$8,463
11/30/21	$10,828	$12,573	$13,199	$7,707
12/31/21	$11,390	$12,541	$13,241	$8,224
1/31/22	$11,704	$12,271	$12,947	$8,876
2/28/22	$12,169	$12,134	$13,054	$9,457
3/31/22	$13,008	$11,797	$12,802	$10,364
4/30/22	$12,801	$11,349	$12,522	$11,009
5/31/22	$13,240	$11,422	$12,370	$11,391
6/30/22	$11,954	$11,243	$11,961	$10,592
7/31/22	$12,320	$11,518	$12,504	$10,406
8/31/22	$12,153	$11,192	$12,167	$10,270
9/30/22	$11,133	$10,709	$11,332	$9,496
10/31/22	$11,927	$10,570	$11,475	$9,975
11/30/22	$12,619	$10,959	$11,695	$10,042
12/31/22	$12,259	$10,909	$11,572	$9,771
1/31/23	$12,820	$11,245	$11,794	$9,805
2/28/23	$12,246	$10,954	$11,631	$9,388
3/31/23	$12,333	$11,232	$11,971	$9,331
4/30/23	$12,389	$11,300	$11,979	$9,218
5/31/23	$11,596	$11,177	$11,836	$8,621
6/30/23	$12,047	$11,137	$11,802	$8,830
7/31/23	$12,673	$11,130	$11,809	$9,546
8/31/23	$12,359	$11,059	$11,698	$9,487
9/30/23	$12,202	$10,778	$11,472	$9,583
10/31/23	$11,881	$10,607	$11,378	$9,373
11/30/23	$12,324	$11,088	$11,696	$9,171
12/31/23	$12,583	$11,512	$12,017	$8,786
1/31/24	$12,260	$11,481	$12,035	$8,886
2/29/24	$12,260	$11,318	$11,907	$8,711
3/31/24	$12,919	$11,423	$12,004	$9,062
4/30/24	$12,891	$11,134	$11,794	$9,194
5/31/24	$13,284	$11,323	$12,005	$9,098
6/30/24	$12,959	$11,430	$12,096	$9,069

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
RLY	7.63%	7.50%	2.64%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Government Inflation-Linked Bond Index	2.48%	2.00%	1.92%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	2.70%	8.14%	(0.97%)

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$512,125,883
# of Portfolio Holdings	13
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$684,361

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	100.0%
Short-Term Investments	6.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR S&P Global Natural Resources ETF	28.4%
SPDR S&P Global Infrastructure ETF	24.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	17.1%
SPDR Bloomberg 1-10 Year TIPS ETF	8.2%
Energy Select Sector SPDR Fund	6.7%
SPDR Bloomberg 1-3 Month T-Bills ETF	5.7%
SPDR FTSE International Government Inflation-Protected Bond ETF	5.1%
SPDR S&P Metals & Mining ETF	3.1%
SPDR Dow Jones REIT ETF	0.5%
SPDR Dow Jones International Real Estate ETF	0.5%

TSR AR RLY

SPDR SSGA Ultra Short Term Bond ETF

ULST

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR SSGA Ultra Short Term Bond ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA Ultra Short Term Bond ETF	$21	0.20%

How did the Fund perform last year and what affected its performance?

The economy’s continued strength in the context of a significant improvement in inflation led to a modest decline in short-term interest rates and a tightening of investment-grade credit spreads during the reporting period. The Fund’s over-weight allocation to investment grade corporate credit, commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), were the primary drivers of the Fund’s out-performance of the Index during the reporting period, while duration detracted from Fund performance. The Fund maintained a duration profile in the range of 0.65 - 0.90 during the reporting period.

The Fund used treasury futures to actively manage duration during the reporting period. The Fund’s use of treasury futures detracted from Fund performance relative to the Index.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	ULST	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Bellwether 3 Month Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,016	$9,975	$10,001
8/31/14	$10,016	$10,085	$10,001
9/30/14	$10,018	$10,017	$10,001
10/31/14	$10,016	$10,115	$10,002
11/30/14	$10,019	$10,187	$10,002
12/31/14	$10,005	$10,196	$10,002
1/31/15	$10,017	$10,410	$10,003
2/28/15	$10,017	$10,312	$10,003
3/31/15	$10,023	$10,360	$10,002
4/30/15	$10,031	$10,323	$10,003
5/31/15	$10,033	$10,298	$10,003
6/30/15	$10,029	$10,186	$10,003
7/31/15	$10,027	$10,257	$10,003
8/31/15	$10,030	$10,242	$10,004
9/30/15	$10,030	$10,311	$10,006
10/31/15	$10,031	$10,313	$10,005
11/30/15	$10,019	$10,286	$10,006
12/31/15	$10,021	$10,252	$10,009
1/31/16	$10,029	$10,393	$10,008
2/29/16	$10,021	$10,467	$10,011
3/31/16	$10,050	$10,564	$10,017
4/30/16	$10,063	$10,604	$10,020
5/31/16	$10,090	$10,607	$10,021
6/30/16	$10,091	$10,798	$10,025
7/31/16	$10,123	$10,866	$10,027
8/31/16	$10,142	$10,854	$10,029
9/30/16	$10,155	$10,847	$10,034
10/31/16	$10,165	$10,765	$10,037
11/30/16	$10,171	$10,509	$10,039
12/31/16	$10,181	$10,524	$10,043
1/31/17	$10,199	$10,545	$10,048
2/28/17	$10,213	$10,616	$10,052
3/31/17	$10,226	$10,611	$10,053
4/30/17	$10,230	$10,692	$10,060
5/31/17	$10,243	$10,775	$10,065
6/30/17	$10,257	$10,764	$10,074
7/31/17	$10,266	$10,810	$10,083
8/31/17	$10,278	$10,758	$10,091
9/30/17	$10,290	$10,855	$10,101
10/31/17	$10,301	$10,862	$10,110
11/30/17	$10,311	$10,847	$10,119
12/31/17	$10,310	$10,897	$10,130
1/31/18	$10,335	$10,772	$10,143
2/28/18	$10,342	$10,670	$10,153
3/31/18	$10,348	$10,738	$10,167
4/30/18	$10,372	$10,659	$10,181
5/31/18	$10,402	$10,734	$10,197
6/30/18	$10,417	$10,721	$10,213
7/31/18	$10,445	$10,724	$10,230
8/31/18	$10,462	$10,793	$10,247
9/30/18	$10,477	$10,723	$10,263
10/31/18	$10,498	$10,639	$10,282
11/30/18	$10,507	$10,702	$10,302
12/31/18	$10,513	$10,899	$10,322
1/31/19	$10,553	$11,014	$10,344
2/28/19	$10,583	$11,008	$10,362
3/31/19	$10,617	$11,219	$10,384
4/30/19	$10,646	$11,222	$10,404
5/31/19	$10,678	$11,422	$10,427
6/30/19	$10,704	$11,564	$10,451
7/31/19	$10,727	$11,589	$10,471
8/31/19	$10,757	$11,890	$10,491
9/30/19	$10,778	$11,826	$10,510
10/31/19	$10,807	$11,862	$10,532
11/30/19	$10,826	$11,856	$10,544
12/31/19	$10,851	$11,848	$10,559
1/31/20	$10,884	$12,076	$10,573
2/29/20	$10,896	$12,293	$10,589
3/31/20	$10,530	$12,221	$10,621
4/30/20	$10,705	$12,438	$10,622
5/31/20	$10,821	$12,496	$10,622
6/30/20	$10,920	$12,575	$10,623
7/31/20	$10,945	$12,762	$10,626
8/31/20	$10,976	$12,659	$10,626
9/30/20	$10,979	$12,652	$10,627
10/31/20	$10,995	$12,596	$10,628
11/30/20	$11,006	$12,720	$10,629
12/31/20	$11,012	$12,737	$10,631
1/31/21	$11,035	$12,646	$10,632
2/28/21	$11,035	$12,463	$10,633
3/31/21	$11,031	$12,308	$10,633
4/30/21	$11,042	$12,405	$10,634
5/31/21	$11,045	$12,445	$10,634
6/30/21	$11,052	$12,533	$10,633
7/31/21	$11,052	$12,673	$10,634
8/31/21	$11,053	$12,649	$10,634
9/30/21	$11,060	$12,539	$10,635
10/31/21	$11,049	$12,536	$10,634
11/30/21	$11,040	$12,573	$10,635
12/31/21	$11,037	$12,541	$10,635
1/31/22	$11,019	$12,271	$10,635
2/28/22	$10,996	$12,134	$10,636
3/31/22	$10,970	$11,797	$10,640
4/30/22	$10,965	$11,349	$10,641
5/31/22	$10,966	$11,422	$10,649
6/30/22	$10,931	$11,243	$10,651
7/31/22	$10,973	$11,518	$10,657
8/31/22	$10,996	$11,192	$10,676
9/30/22	$11,005	$10,709	$10,700
10/31/22	$11,020	$10,570	$10,719
11/30/22	$11,078	$10,959	$10,755
12/31/22	$11,136	$10,909	$10,796
1/31/23	$11,200	$11,245	$10,832
2/28/23	$11,224	$10,954	$10,869
3/31/23	$11,283	$11,232	$10,916
4/30/23	$11,327	$11,300	$10,954
5/31/23	$11,363	$11,177	$11,000
6/30/23	$11,399	$11,137	$11,050
7/31/23	$11,449	$11,130	$11,097
8/31/23	$11,505	$11,059	$11,148
9/30/23	$11,537	$10,778	$11,197
10/31/23	$11,574	$10,607	$11,249
11/30/23	$11,673	$11,088	$11,299
12/31/23	$11,761	$11,512	$11,352
1/31/24	$11,824	$11,481	$11,401
2/29/24	$11,836	$11,318	$11,448
3/31/24	$11,894	$11,423	$11,500
4/30/24	$11,918	$11,134	$11,550
5/31/24	$11,985	$11,323	$11,606
6/30/24	$12,038	$11,430	$11,653

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
ULST	5.65%	2.38%	1.87%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23%)	1.35%
Bloomberg US Treasury Bellwether 3 Month Index	5.46%	2.20%	1.54%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$577,813,014
# of Portfolio Holdings	147
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$1,184,885

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Corporate Bonds & Notes	54.5%
U.S. Treasury Obligations	20.0%
Short-Term Investments	12.5%
Asset-Backed Securities	9.5%
Commercial Mortgage Backed Securities	2.1%
Mortgage-Backed Securities	0.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes, 4.75%, due 07/31/25	3.5%
American Express Credit Account Master Trust, A, 3.39%, due 05/15/27	3.1%
Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	1.7%
Hyundai Auto Lease Securitization Trust, A3, 5.05%, due 01/15/26	1.7%
U.S. Bancorp, 3.60%, due 09/11/24	1.7%
Mercedes-Benz Auto Lease Trust, A3, 4.74%, due 01/15/27	1.7%
Huntington Bancshares, Inc., 2.63%, due 08/06/24	1.3%
Charles Schwab Corp., 5.88%, due 08/24/26	1.2%
Citigroup, Inc., 6.05%, due 10/30/24	1.2%
PepsiCo, Inc., 5.76%, due 11/12/24	1.2%

TSR AR ULST

SPDR SSGA US Sector Rotation ETF

XLSR

Principal Listing Exchange: NYSEArca

Annual Shareholder Report

June 30, 2024

This annual shareholder report contains important information about the SPDR SSGA US Sector Rotation ETF (the "Fund") for the year ended June 30, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR SSGA US Sector Rotation ETF	$62	0.57%

How did the Fund perform last year and what affected its performance?

During the 12-month period ended June 30, 2024, the S&P 500 Index was a standout performer amongst global equity markets outpacing both the MSCI World ex USA Index of developed markets and the MSCI Emerging Markets Index both measured in USD. Driven by stellar performers, NVIDIA Corp. and Microsoft Corp., the information technology sector returned close to 42% contributing almost half of the overall Index return. Similarly strong performance of Meta Platforms Inc. and Alphabet Inc. powered the communication services sector to a whopping 44.7% return with returns across all other sectors struggling to keep up with the torrid pace set by the front runners. While producing a healthy return over the period, the Fund finished the period behind its benchmark. The largest detractor to the performance of the Fund over the period has been underperformance within both the Technology and Communication Services Select Sector SPDR Funds relative to their respective S&P 500 sectors. From a sector allocation perspective, while overweights to Consumer Staples and Energy hampered results in Q3 and Q4 of 2023, underweights to Real Estate and overweights to Communication Services helped to buoy results in 2024.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLSR	S&P 500 Index
3/31/19	$10,000	$10,000
4/30/19	$10,219	$10,285
5/31/19	$9,576	$9,632
6/30/19	$10,237	$10,310
7/31/19	$10,332	$10,459
8/31/19	$10,301	$10,293
9/30/19	$10,408	$10,486
10/31/19	$10,644	$10,713
11/30/19	$11,057	$11,102
12/31/19	$11,419	$11,437
1/31/20	$11,485	$11,432
2/29/20	$10,546	$10,491
3/31/20	$9,416	$9,195
4/30/20	$10,461	$10,374
5/31/20	$10,895	$10,868
6/30/20	$11,139	$11,084
7/31/20	$11,712	$11,709
8/31/20	$12,764	$12,551
9/30/20	$12,387	$12,074
10/31/20	$11,988	$11,753
11/30/20	$13,331	$13,039
12/31/20	$13,750	$13,541
1/31/21	$13,482	$13,404
2/28/21	$13,693	$13,774
3/31/21	$13,972	$14,377
4/30/21	$14,776	$15,144
5/31/21	$15,001	$15,250
6/30/21	$15,184	$15,606
7/31/21	$15,451	$15,977
8/31/21	$15,976	$16,462
9/30/21	$15,116	$15,697
10/31/21	$15,909	$16,797
11/30/21	$15,813	$16,680
12/31/21	$16,567	$17,428
1/31/22	$15,865	$16,526
2/28/22	$15,472	$16,031
3/31/22	$15,999	$16,626
4/30/22	$14,753	$15,176
5/31/22	$14,845	$15,204
6/30/22	$13,521	$13,949
7/31/22	$14,629	$15,235
8/31/22	$14,113	$14,614
9/30/22	$12,857	$13,268
10/31/22	$14,006	$14,342
11/30/22	$14,714	$15,144
12/31/22	$13,984	$14,271
1/31/23	$14,609	$15,168
2/28/23	$14,248	$14,798
3/31/23	$14,460	$15,341
4/30/23	$14,558	$15,581
5/31/23	$14,615	$15,649
6/30/23	$15,656	$16,683
7/31/23	$16,101	$17,218
8/31/23	$15,774	$16,944
9/30/23	$15,008	$16,136
10/31/23	$14,634	$15,797
11/30/23	$15,929	$17,240
12/31/23	$16,632	$18,023
1/31/24	$16,838	$18,326
2/29/24	$17,637	$19,304
3/31/24	$18,113	$19,926
4/30/24	$17,296	$19,112
5/31/24	$18,033	$20,059
6/30/24	$18,549	$20,779

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 4/2/19
XLSR	18.45%	12.59%	12.50%
S&P 500 Index	24.56%	15.05%	14.96%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

Key Fund Statistics

Statistic	Value
Total Net Assets	$555,446,399
# of Portfolio Holdings	8
Portfolio Turnover Rate	194%
Total Advisory Fees Paid	$2,376,030

What did the Fund invest in?

Security Type

Asset	% Value of Total Net Assets
Mutual Funds and Exchange Traded Products	99.9%
Short-Term Investments	13.0%

Top Holdings

Holdings	% Value of Total Net Assets
Technology Select Sector SPDR Fund	42.6%
Industrial Select Sector SPDR Fund	19.5%
Financial Select Sector SPDR Fund	15.4%
Communication Services Select Sector SPDR Fund	11.6%
Energy Select Sector SPDR Fund	7.0%
Consumer Staples Select Sector SPDR Fund	3.7%

TSR AR XLSR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the aggregate audit fees billed for professional services rendered by the principal accountant were $411,862 and $397,862, respectively. Audit fees include the performance of the annual audits and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2024 and June 30, 2023, the aggregate tax fees billed for professional services rendered by the principal accountant were $38,065 and $38,065, respectively. Tax fees represent services related to the review of year-end distribution requirements.

(d) All Other Fees.

For the fiscal years ended June 30, 2024 and June 30, 2023, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended June 30, 2024 and June 30, 2023, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,387,702 and $9,540,002, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2024 (in millions)	FY 2023 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.3	$17.9
Tax Fees	$3.1	$5.6
All Other Fees	$15	$15.5

(1)	Information is for the calendar years 2024 and 2023, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
June 30, 2024
SSGA Active Trust
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
COMMODITIES — 17.2%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	6,249,685	$87,808,074
DOMESTIC EQUITY — 6.7%
The Energy Select Sector SPDR Fund (a)(b)	374,042	34,093,928
DOMESTIC FIXED INCOME — 5.7%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	319,476	29,321,507
INFLATION LINKED — 8.2%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,266,917	41,892,626
INTERNATIONAL EQUITY — 24.7%
SPDR S&P Global Infrastructure ETF (a)(b)	2,294,111	125,373,166
VanEck Agribusiness ETF (b)	17,865	1,252,694
		126,625,860
INTERNATIONAL FIXED INCOME — 5.1%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)(b)	675,635	26,018,704
NATURAL RESOURCES — 31.4%
SPDR S&P Global Natural Resources ETF (a)(b)	2,601,163	145,274,954
SPDR S&P Metals & Mining ETF (a)(b)	265,529	15,753,836
		161,028,790
REAL ESTATE — 1.0%
SPDR Dow Jones International Real Estate ETF (a)(b)	103,331	2,479,944
SPDR Dow Jones REIT ETF REIT (a)(b)	29,278	2,725,782
		5,205,726
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $529,416,782)		511,995,215
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d)	717,914	$717,914
State Street Navigator Securities Lending Portfolio II (e)(f)	34,075,823	34,075,823
TOTAL SHORT-TERM INVESTMENTS (Cost $34,793,737)		$34,793,737
TOTAL INVESTMENTS — 106.8% (Cost $564,210,519)		546,788,952
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.8)%		(34,663,069)
NET ASSETS — 100.0%		$512,125,883
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$511,995,215	$—	$—	$511,995,215
Short-Term Investments	34,793,737	—	—	34,793,737
TOTAL INVESTMENTS	$546,788,952	$—	$—	$546,788,952

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	2,108,232	$38,917,963	$28,486,204	$25,612,096	$(655,785)	$756,340	2,266,917	$41,892,626	$1,625,528
SPDR Bloomberg 1-3 Month T-Bills ETF	—	—	36,793,628	7,546,518	2,757	71,640	319,476	29,321,507	455,716
SPDR Dow Jones International Real Estate ETF	106,095	2,627,973	1,469,910	1,572,436	(58,965)	13,462	103,331	2,479,944	90,887
SPDR Dow Jones REIT ETF	118,899	10,753,226	1,589,641	9,731,556	(513,642)	628,113	29,278	2,725,782	128,545
SPDR FTSE International Government Inflation-Protected Bond ETF	327,586	13,679,991	22,979,044	9,425,295	3,269	(1,218,305)	675,635	26,018,704	1,120,464
SPDR Gold MiniShares Trust	276,756	10,541,636	11,149,513	24,740,069	2,948,994	99,926	—	—	—
SPDR S&P Global Infrastructure ETF	2,501,429	133,501,265	68,578,959	80,651,921	327,479	3,617,384	2,294,111	125,373,166	5,063,011
SPDR S&P Global Natural Resources ETF	2,741,886	147,815,074	84,828,238	93,342,252	161,393	5,812,501	2,601,163	145,274,954	5,360,222
SPDR S&P Metals & Mining ETF	332,119	16,878,288	7,757,357	11,545,164	1,531,758	1,131,597	265,529	15,753,836	132,607
State Street Institutional U.S. Government Money Market Fund, Class G Shares	21,584,135	21,584,135	36,130,859	56,997,080	—	—	717,914	717,914	958,788
State Street Navigator Securities Lending Portfolio II	32,724,798	32,724,798	848,601,159	847,250,134	—	—	34,075,823	34,075,823	218,432
The Energy Select Sector SPDR Fund	395,864	32,132,281	20,131,860	22,204,516	2,385,917	1,648,386	374,042	34,093,928	1,120,078
Total		$461,156,630	$1,168,496,372	$1,190,619,037	$6,133,175	$12,561,044		$457,728,184	$16,274,278
See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 24.1%
iShares Mortgage Real Estate ETF (a)	63,507	$1,407,314
Schwab U.S. Dividend Equity ETF (a)	72,023	5,600,509
SPDR ICE Preferred Securities ETF (a)(b)	124,504	4,224,421
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	140,018	5,632,924
		16,865,168
DOMESTIC FIXED INCOME — 43.8%
SPDR Blackstone Senior Loan ETF (b)	100,053	4,182,215
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	23,157	2,125,350
SPDR Bloomberg Convertible Securities ETF (a)(b)	38,603	2,781,732
SPDR Bloomberg High Yield Bond ETF (b)	93,393	8,804,158
SPDR Portfolio Intermediate Term Corporate Bond ETF (b)	9,353	304,534
SPDR Portfolio Long Term Treasury ETF (b)	382,133	10,401,660
SPDR Portfolio Short Term Treasury ETF (b)	70,237	2,027,742
		30,627,391
INFLATION LINKED — 3.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	112,866	2,085,764
INTERNATIONAL EQUITY — 14.8%
SPDR S&P Global Infrastructure ETF (a)(b)	101,473	5,545,500
SPDR S&P International Dividend ETF (b)	139,817	4,813,899
		10,359,399
INTERNATIONAL FIXED INCOME — 12.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	213,357	4,243,671
SPDR Bloomberg Emerging Markets USD Bond ETF (a)(b)	175,800	4,188,364
		8,432,035
Security Description	Shares	Value
REAL ESTATE — 2.0%
SPDR Dow Jones REIT ETF REIT (a)(b)	15,392	$1,432,995
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $71,565,139)		69,802,752
SHORT-TERM INVESTMENTS — 19.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d)	40,290	40,290
State Street Navigator Securities Lending Portfolio II (e)(f)	13,527,077	13,527,077
TOTAL SHORT-TERM INVESTMENTS (Cost $13,567,367)		$13,567,367
TOTAL INVESTMENTS — 119.2% (Cost $85,132,506)		83,370,119
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.2)%		(13,441,988)
NET ASSETS — 100.0%		$69,928,131
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at June 30, 2024.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$69,802,752	$—	$—	$69,802,752
Short-Term Investments	13,567,367	—	—	13,567,367
TOTAL INVESTMENTS	$83,370,119	$—	$—	$83,370,119

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Blackstone Senior Loan ETF	173,309	$7,256,448	$1,567,809	$4,639,228	$(338,874)	$336,060	100,053	$4,182,215	$537,308
SPDR Bloomberg 1-10 Year TIPS ETF	—	—	2,497,735	463,404	7,055	44,378	112,866	2,085,764	57,334
SPDR Bloomberg 1-3 Month T-Bills ETF	—	—	5,490,551	3,371,167	401	5,565	23,157	2,125,350	78,061
SPDR Bloomberg Convertible Securities ETF	52,305	3,658,735	689,935	1,677,947	(66,912)	177,921	38,603	2,781,732	68,804
SPDR Bloomberg Emerging Markets Local Bond ETF	406,911	8,610,237	1,810,406	5,923,741	(1,169,069)	915,838	213,357	4,243,671	371,987
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	4,961,150	748,728	(3,044)	(21,014)	175,800	4,188,364	99,596
SPDR Bloomberg High Yield Bond ETF	93,779	8,630,481	7,927,285	7,802,094	(138,379)	186,865	93,393	8,804,158	525,150
SPDR Bloomberg International Corporate Bond ETF	50,932	1,445,450	12,392	1,484,866	60,894	(33,870)	—	—	2,463
SPDR Dow Jones REIT ETF	15,848	1,433,293	434,693	486,075	16,137	34,947	15,392	1,432,995	56,463
SPDR ICE Preferred Securities ETF	127,166	4,256,246	1,055,094	1,159,974	(78,088)	151,143	124,504	4,224,421	279,858
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	368,895	68,119	650	3,108	9,353	304,534	2,667
SPDR Portfolio Long Term Treasury ETF	307,978	9,208,542	7,081,040	5,011,788	(873,957)	(2,177)	382,133	10,401,660	329,106
SPDR Portfolio S&P 500 High Dividend ETF	134,956	5,004,168	6,930,661	6,965,078	(42,469)	705,642	140,018	5,632,924	309,508
SPDR Portfolio Short Term Corporate Bond ETF	—	—	2,354,140	2,350,381	(3,759)	—	—	—	8,721
SPDR Portfolio Short Term Treasury ETF	—	—	4,166,759	2,110,396	(16,403)	(12,218)	70,237	2,027,742	59,133
SPDR S&P Global Infrastructure ETF	107,500	5,737,275	1,443,792	1,794,742	22,026	137,149	101,473	5,545,500	224,217
SPDR S&P International Dividend ETF	163,925	5,637,381	4,767,999	5,568,068	140,959	(164,372)	139,817	4,813,899	145,120
State Street Institutional U.S. Government Money Market Fund, Class G Shares	814,508	814,508	8,966,843	9,741,061	—	—	40,290	40,290	81,193
State Street Navigator Securities Lending Portfolio II	5,978,695	5,978,695	206,673,127	199,124,745	—	—	13,527,077	13,527,077	118,919
Total		$67,671,459	$269,200,306	$260,491,602	$(2,482,832)	$2,464,965		$76,362,296	$3,355,608
See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 96.0%
DOMESTIC EQUITY — 32.0%
SPDR Portfolio S&P 600 Small Cap ETF (a)(b)	263,022	$10,923,304
SPDR S&P 500 ETF Trust (a)	84,357	45,908,767
SPDR S&P MidCap 400 ETF Trust (a)(b)	8,965	4,796,992
The Energy Select Sector SPDR Fund (a)	52,854	4,817,642
The Industrial Select Sector SPDR Fund (a)(b)	39,158	4,772,185
The Technology Select Sector SPDR Fund (a)(b)	21,698	4,908,738
		76,127,628
DOMESTIC FIXED INCOME — 20.1%
SPDR Blackstone Senior Loan ETF (a)	86,601	3,619,922
SPDR Bloomberg High Yield Bond ETF (a)	165,808	15,630,720
SPDR Bloomberg International Treasury Bond ETF (a)(b)	111,791	2,395,681
SPDR Portfolio Aggregate Bond ETF (a)	763,776	19,163,140
SPDR Portfolio Long Term Treasury ETF (a)	259,443	7,062,038
		47,871,501
INFLATION LINKED — 4.0%
SPDR Bloomberg 1-10 Year TIPS ETF (a)	521,839	9,643,585
INTERNATIONAL EQUITY — 32.3%
SPDR Portfolio Developed World ex-U.S. ETF (a)(b)	1,234,623	43,310,575
SPDR Portfolio Emerging Markets ETF (a)(b)	702,417	26,460,048
SPDR S&P International Small Cap ETF (a)(b)	228,092	7,239,640
		77,010,263
INTERNATIONAL FIXED INCOME — 7.6%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)(b)	361,677	7,193,756
Security Description	Shares	Value
SPDR Bloomberg Emerging Markets USD Bond ETF (a)	150,361	$3,582,291
SPDR Bloomberg International Corporate Bond ETF (a)	250,826	7,202,469
		17,978,516
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $208,070,065)		228,631,493
SHORT-TERM INVESTMENTS — 19.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d)	9,255,976	9,255,976
State Street Navigator Securities Lending Portfolio II (e)(f)	36,137,931	36,137,931
TOTAL SHORT-TERM INVESTMENTS (Cost $45,393,907)		$45,393,907
TOTAL INVESTMENTS — 115.1% (Cost $253,463,972)		274,025,400
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.1)%		(35,897,538)
NET ASSETS — 100.0%		$238,127,862
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$228,631,493	$—	$—	$228,631,493
Short-Term Investments	45,393,907	—	—	45,393,907
TOTAL INVESTMENTS	$274,025,400	$—	$—	$274,025,400

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Blackstone Senior Loan ETF	83,240	$3,485,259	$929,215	$787,619	$(2,065)	$(4,868)	86,601	$3,619,922	$312,097
SPDR Bloomberg 1-10 Year TIPS ETF	740,764	13,674,503	3,007,043	7,050,537	(520,740)	533,316	521,839	9,643,585	459,492
SPDR Bloomberg Emerging Markets Local Bond ETF	325,324	6,883,856	1,897,674	1,242,608	(16,013)	(329,153)	361,677	7,193,756	267,509
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	3,796,285	196,916	633	(17,711)	150,361	3,582,291	81,551
SPDR Bloomberg High Yield Bond ETF	50,020	4,603,341	19,130,172	7,959,756	(165,887)	22,850	165,808	15,630,720	500,364
SPDR Bloomberg International Corporate Bond ETF	244,384	6,935,618	1,550,737	1,348,705	12,403	52,416	250,826	7,202,469	172,503
SPDR Bloomberg International Treasury Bond ETF	507,878	11,452,649	8,976,489	17,981,065	31,173	(83,565)	111,791	2,395,681	103,078
SPDR Gold Shares	37,649	6,711,687	3,374,427	10,992,428	866,861	39,453	—	—	—
SPDR Portfolio Aggregate Bond ETF	270,297	6,857,435	54,567,034	42,279,008	(34,732)	52,411	763,776	19,163,140	507,937
SPDR Portfolio Developed World ex-U.S. ETF	1,116,902	36,343,991	28,065,367	23,410,995	1,953,627	358,585	1,234,623	43,310,575	1,154,997
SPDR Portfolio Emerging Markets ETF	462,602	15,904,257	13,477,830	4,972,906	(13,858)	2,064,725	702,417	26,460,048	642,370
SPDR Portfolio Europe ETF	384,632	14,812,178	2,741,323	17,370,706	1,273,915	(1,456,710)	—	—	—
SPDR Portfolio Intermediate Term Treasury ETF	—	—	5,989,795	6,131,355	141,560	—	—	—	50,916
SPDR Portfolio Long Term Treasury ETF	154,046	4,605,975	11,009,134	8,118,589	(573,492)	139,010	259,443	7,062,038	51,819
SPDR Portfolio S&P 600 Small Cap ETF	148,000	5,748,320	12,740,850	7,846,647	74,101	206,680	263,022	10,923,304	203,348
SPDR S&P 500 ETF Trust	125,343	55,562,045	37,098,228	58,849,557	8,866,981	3,231,070	84,357	45,908,767	802,792
SPDR S&P International Small Cap ETF	220,444	6,725,747	1,709,156	1,473,109	(6,600)	284,446	228,092	7,239,640	181,482
SPDR S&P MidCap 400 ETF Trust	9,792	4,689,487	969,035	1,391,243	329,637	200,076	8,965	4,796,992	60,348
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,331,839	10,331,839	34,876,427	35,952,290	—	—	9,255,976	9,255,976	750,293
State Street Navigator Securities Lending Portfolio II	41,508,999	41,508,999	1,793,408,746	1,798,779,814	—	—	36,137,931	36,137,931	281,947
The Communication Services Select Sector SPDR Fund	—	—	14,386,544	15,018,180	631,636	—	—	—	24,269
The Consumer Discretionary Select Sector SPDR Fund	28,532	4,845,019	2,543,790	7,177,879	(21,964)	(188,966)	—	—	8,266
The Consumer Staples Select Sector SPDR Fund	—	—	4,776,907	4,587,682	(189,225)	—	—	—	—
The Energy Select Sector SPDR Fund	—	—	10,680,160	5,274,628	(463,969)	(123,921)	52,854	4,817,642	117,368
The Financial Select Sector SPDR Fund	—	—	9,394,129	9,748,306	354,177	—	—	—	61
The Health Care Select Sector SPDR Fund	35,191	4,670,901	—	4,583,236	(8,069)	(79,596)	—	—	—
The Industrial Select Sector SPDR Fund	44,587	4,785,077	12,441,168	12,464,876	268,148	(257,332)	39,158	4,772,185	50,102
The Materials Select Sector SPDR Fund	—	—	7,023,471	6,964,560	(58,911)	—	—	—	—
The Technology Select Sector SPDR Fund	—	—	9,664,672	5,668,279	740,083	172,262	21,698	4,908,738	27,009
Total		$271,138,183	$2,110,225,808	$2,125,623,479	$13,469,410	$4,815,478		$274,025,400	$6,811,918
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 54.5%
AEROSPACE & DEFENSE — 2.2%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,480,850
Boeing Co.:
4.88%, 5/1/2025	5,000,000	4,947,150
6.26%, 5/1/2027 (a)	270,000	271,957
Howmet Aerospace, Inc. 5.13%, 10/1/2024	3,264,000	3,264,000
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,000,000	1,003,890
RTX Corp. 5.75%, 11/8/2026	750,000	758,040
		12,725,887
AGRICULTURE — 1.7%
Imperial Brands Finance PLC:
3.13%, 7/26/2024 (a)	408,000	407,311
4.25%, 7/21/2025 (a)	1,090,000	1,073,323
Philip Morris International, Inc.:
4.75%, 2/12/2027	3,420,000	3,392,845
5.13%, 11/15/2024	2,500,000	2,494,675
Reynolds American, Inc. 4.45%, 6/12/2025	2,500,000	2,470,700
		9,838,854
APPAREL — 0.1%
Tapestry, Inc. 7.05%, 11/27/2025	625,000	635,531
AUTO MANUFACTURERS — 4.9%
American Honda Finance Corp.:
Series GMTN, 5.80%, 10/3/2025	3,000,000	3,015,240
SOFR + 0.92%, 6.28%, 1/12/2026 (b)	2,915,000	2,932,374
Daimler Truck Finance North America LLC:
5.00%, 1/15/2027 (a)	2,500,000	2,481,650
5.20%, 1/17/2025 (a)	1,500,000	1,495,695
SOFR + 0.75%, 6.12%, 12/13/2024 (a) (b)	1,000,000	1,001,860
Ford Motor Credit Co. LLC 2.30%, 2/10/2025	1,680,000	1,642,082
General Motors Financial Co., Inc.:
3.80%, 4/7/2025	2,000,000	1,969,560
5.40%, 4/6/2026	925,000	923,011
Mercedes-Benz Finance North America LLC:
5.50%, 11/27/2024 (a)	5,000,000	4,992,150
SOFR + 0.93%, 6.31%, 3/30/2025 (a) (b)	4,000,000	4,017,840
Nissan Motor Acceptance Co. LLC 6.95%, 9/15/2026 (a)	500,000	511,915
Security Description	Principal Amount	Value
Toyota Motor Credit Corp. SOFR + 0.56%, 5.91%, 1/10/2025 (b)	$3,335,000	$3,338,202
		28,321,579
BANKS — 15.9%
Bank of America NA SOFR + 0.78%, 6.15%, 8/18/2025 (b)	5,000,000	5,022,350
Canadian Imperial Bank of Commerce 5.93%, 10/2/2026	2,500,000	2,531,950
Citibank NA 5.86%, 9/29/2025	1,880,000	1,889,419
Citigroup, Inc. SOFR + 0.69%, 6.05%, 10/30/2024 (b)	7,000,000	7,005,180
Discover Bank 2.45%, 9/12/2024	2,000,000	1,986,120
Goldman Sachs Group, Inc.:
3.85%, 1/26/2027	1,400,000	1,353,016
5.70%, 11/1/2024	5,000,000	4,997,350
SOFR + 0.49%, 5.85%, 10/21/2024 (b)	1,500,000	1,499,760
SOFR + 0.51%, 5.88%, 9/10/2024 (b)	5,000,000	5,001,100
HSBC Holdings PLC SOFR + 1.43%, 6.80%, 3/10/2026 (b)	1,000,000	1,004,890
HSBC USA, Inc. 5.63%, 3/17/2025	3,000,000	3,000,180
Huntington Bancshares, Inc. 2.63%, 8/6/2024	7,333,000	7,307,701
KeyBank NA 4.15%, 8/8/2025	770,000	755,146
Macquarie Group Ltd. SOFR + 0.71%, 6.07%, 10/14/2025 (a) (b)	1,000,000	1,000,090
Mitsubishi UFJ Financial Group, Inc. 1 yr. CMT + 1.70%, 4.79%, 7/18/2025 (b)	5,000,000	4,997,150
Morgan Stanley Series GMTN, SOFR + 0.51%, 5.87%, 1/22/2025 (b)	1,500,000	1,500,990
Morgan Stanley Bank NA 5.88%, 10/30/2026	5,000,000	5,059,750
National Australia Bank Ltd. 1.39%, 1/12/2025 (a)	1,500,000	1,468,275
NatWest Markets PLC SOFR + 0.53%, 5.89%, 8/12/2024 (a) (b)	2,125,000	2,125,510
Royal Bank of Canada Series GMTN, SOFR + 0.53%, 5.88%, 1/20/2026 (b)	500,000	499,470
Sumitomo Mitsui Financial Group, Inc.:
5.46%, 1/13/2026	10,000,000	9,998,900

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFR + 1.43%, 6.78%, 1/13/2026 (b)	$2,000,000	$2,026,520
Sumitomo Mitsui Trust Bank Ltd.:
0.80%, 9/16/2024 (a)	2,500,000	2,472,975
SOFR + 0.44%, 5.81%, 9/16/2024 (a) (b)	1,500,000	1,500,360
Toronto-Dominion Bank Series MTN, SOFR + 0.35%, 5.72%, 9/10/2024 (b)	1,515,000	1,515,182
U.S. Bancorp Series MTN, 3.60%, 9/11/2024	10,000,000	9,952,500
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (b)	4,500,000	4,448,745
		91,920,579
BEVERAGES — 1.4%
Constellation Brands, Inc. 5.00%, 2/2/2026	1,000,000	997,450
PepsiCo, Inc. SOFR + 0.40%, 5.76%, 11/12/2024 (b)	7,000,000	7,001,610
		7,999,060
BIOTECHNOLOGY — 0.1%
Amgen, Inc. 5.51%, 3/2/2026	500,000	499,985
CHEMICALS — 1.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	3,226,000	3,079,507
Nutrien Ltd.:
5.20%, 6/21/2027	1,085,000	1,083,893
5.90%, 11/7/2024	830,000	829,917
Sherwin-Williams Co. 4.05%, 8/8/2024	875,000	873,259
		5,866,576
COMMERCIAL SERVICES — 0.1%
Cintas Corp. No. 2 3.45%, 5/1/2025	585,000	574,932
CONSTRUCTION MATERIALS — 0.1%
Owens Corning 5.50%, 6/15/2027	700,000	706,300
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.50%, 3/22/2025	1,040,000	1,040,052
DIVERSIFIED FINANCIAL SERVICES — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027	915,000	936,530
Ally Financial, Inc. 5.13%, 9/30/2024	3,000,000	2,993,250
Security Description	Principal Amount	Value
Charles Schwab Corp. 5.88%, 8/24/2026	$7,000,000	$7,079,240
Nasdaq, Inc. 5.65%, 6/28/2025	645,000	645,348
Stifel Financial Corp. 4.25%, 7/18/2024	1,000,000	998,530
Synchrony Financial 4.25%, 8/15/2024	6,597,000	6,578,924
		19,231,822
ELECTRIC — 1.4%
DTE Energy Co. 4.22%, 11/1/2024 (c)	1,250,000	1,242,762
National Rural Utilities Cooperative Finance Corp. Series D, SOFR + 0.33%, 5.69%, 10/18/2024 (b)	2,500,000	2,499,450
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	1,250,000	1,246,100
5.75%, 9/1/2025	500,000	501,120
6.05%, 3/1/2025	875,000	876,295
Tampa Electric Co. 3.88%, 7/12/2024	1,670,000	1,668,831
		8,034,558
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.64%, 3/15/2025	1,000,000	983,980
6.41%, 3/15/2026	1,000,000	999,780
		1,983,760
FOOD — 0.1%
Campbell Soup Co. 5.30%, 3/20/2026	830,000	828,083
HAND & MACHINE TOOLS — 0.4%
Stanley Black & Decker, Inc. 6.27%, 3/6/2026	2,500,000	2,499,025
HEALTH CARE PRODUCTS — 0.4%
GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,000,000	998,930
Revvity, Inc. 0.85%, 9/15/2024	1,000,000	989,740
Smith & Nephew PLC 5.15%, 3/20/2027	525,000	523,184
		2,511,854
INSURANCE — 1.9%
Athene Global Funding 5.62%, 5/8/2026 (a)	2,500,000	2,501,650
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,508,975
Pacific Life Global Funding II SOFR + 0.62%, 5.99%, 6/4/2026 (a) (b)	4,168,000	4,167,250

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Pricoa Global Funding I 2.40%, 9/23/2024 (a)	$1,500,000	$1,488,585
		10,666,460
INVESTMENT COMPANY SECURITY — 0.7%
ARES Capital Corp. 7.00%, 1/15/2027	500,000	508,355
Blackstone Private Credit Fund 2.35%, 11/22/2024	1,000,000	984,690
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	2,500,000	2,484,300
		3,977,345
IT SERVICES — 0.3%
Apple, Inc. 4.42%, 5/8/2026	1,785,000	1,774,201
LODGING — 0.4%
Las Vegas Sands Corp. 5.90%, 6/1/2027	385,000	386,956
Sands China Ltd. 5.13%, 8/8/2025	2,000,000	1,983,700
		2,370,656
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	2,500,000	2,487,700
5.15%, 8/11/2025	3,500,000	3,493,875
		5,981,575
MACHINERY-DIVERSIFIED — 1.2%
John Deere Capital Corp.:
Series MTN, 3.40%, 6/6/2025	1,390,000	1,364,466
Series MTN, 4.05%, 9/8/2025	2,000,000	1,972,660
Series MTN, 4.80%, 1/9/2026	2,000,000	1,987,480
Series MTN, SOFR + 0.20%, 5.55%, 10/11/2024 (b)	1,500,000	1,499,490
		6,824,096
MINING — 1.8%
BHP Billiton Finance USA Ltd. 4.88%, 2/27/2026	4,000,000	3,971,120
Glencore Funding LLC 4.00%, 4/16/2025 (a)	5,000,000	4,930,500
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026 (a)	1,390,000	1,389,208
		10,290,828
MISCELLANEOUS MANUFACTURER — 1.4%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	5,000,000	4,795,050
6.13%, 8/17/2026 (a)	3,000,000	3,057,090
		7,852,140
Security Description	Principal Amount	Value
OIL & GAS — 1.0%
Chevron USA, Inc. 3.90%, 11/15/2024	$1,000,000	$993,970
Diamondback Energy, Inc. 5.20%, 4/18/2027	500,000	500,210
Occidental Petroleum Corp. 6.95%, 7/1/2024	2,500,000	2,500,000
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,000,000	938,390
5.10%, 3/29/2026	795,000	793,553
		5,726,123
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,492,350
PACKAGING & CONTAINERS — 0.3%
Sonoco Products Co. 1.80%, 2/1/2025	1,470,000	1,435,014
PHARMACEUTICALS — 3.0%
AbbVie, Inc. 4.80%, 3/15/2027	3,245,000	3,230,398
Bristol-Myers Squibb Co. 4.90%, 2/22/2027	835,000	832,871
Cigna Group 5.69%, 3/15/2026	5,000,000	4,995,550
Eli Lilly & Co. 5.00%, 2/27/2026	3,555,000	3,551,658
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	2,240,000	2,224,678
Viatris, Inc. 1.65%, 6/22/2025	2,500,000	2,402,200
		17,237,355
PIPELINES — 0.9%
Energy Transfer LP:
5.75%, 4/1/2025	3,000,000	2,993,520
6.05%, 12/1/2026	1,500,000	1,520,130
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	400,000	399,216
		4,912,866
REAL ESTATE INVESTMENT TRUSTS — 2.8%
Kilroy Realty LP 3.45%, 12/15/2024	1,953,000	1,928,216
Kite Realty Group Trust 4.00%, 3/15/2025	3,000,000	2,954,790
Omega Healthcare Investors, Inc. 4.50%, 1/15/2025	1,500,000	1,487,475
Realty Income Corp. 5.05%, 1/13/2026	6,889,000	6,851,455
VICI Properties LP/VICI Note Co., Inc. 3.50%, 2/15/2025 (a)	3,243,000	3,199,868
		16,421,804

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
RETAIL — 1.1%
Dollar General Corp. 4.25%, 9/20/2024	$6,484,000	$6,458,648
SEMICONDUCTORS — 1.0%
Intel Corp. 4.88%, 2/10/2026	5,565,000	5,531,944
SOFTWARE — 0.8%
Intuit, Inc. 5.25%, 9/15/2026	2,500,000	2,507,650
Microsoft Corp. 3.40%, 9/15/2026	2,250,000	2,178,248
		4,685,898
TELECOMMUNICATIONS — 0.7%
AT&T, Inc. 5.54%, 2/20/2026	4,000,000	4,000,320
TRANSPORTATION — 0.2%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	1,000,000	982,060
TOTAL CORPORATE BONDS & NOTES (Cost $314,917,995)		314,840,120
ASSET-BACKED SECURITIES — 9.5%
AUTOMOBILE — 6.5%
Honda Auto Receivables Owner Trust Series 2023-4, Class A2, 5.87%, 6/22/2026	5,917,598	5,925,017
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A3, 5.05%, 1/15/2026 (a)	10,000,000	9,976,670
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	10,000,000	9,929,170
Nissan Auto Lease Trust Series 2024-A, Class A2A, 5.11%, 10/15/2026	5,607,000	5,586,727
Toyota Auto Receivables Owner Trust Series 2023-D, Class A2A, 5.80%, 11/16/2026	5,913,250	5,917,807
		37,335,391
CREDIT CARD — 3.0%
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 5/15/2027	18,000,000	17,680,927
TOTAL ASSET-BACKED SECURITIES (Cost $54,554,672)		55,016,318
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 20.0%
U.S. Treasury Bills:
4.75%, 7/9/2024	$40,000,000	$39,953,504
5.04%, 7/18/2024	45,000,000	44,888,542
U.S. Treasury Notes:
4.00%, 6/30/2028	6,746,000	6,643,756
4.75%, 7/31/2025	20,183,100	20,111,355
5.00%, 9/30/2025	3,738,000	3,736,540
TOTAL U.S. TREASURY OBLIGATIONS (Cost $115,336,998)		115,333,697
MORTGAGE-BACKED SECURITIES — 0.5%
BHMS Mortgage Trust Series 2018-ATLS, Class A, 1 mo. USD Term SOFR + 1.55%, 6.88%, 7/15/2035 (a) (b) (Cost $2,869,552)	2,870,000	2,862,554
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.1%
BPR Trust Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.23%, 4/15/2037 (a) (b)	1,800,000	1,800,625
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 6.34%, 10/15/2036 (a) (b)	2,500,000	2,450,491
Cold Storage Trust:
Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.01%, 6.34%, 11/15/2037 (a) (b)	3,178,991	3,168,926
Series 2020-ICE5, Class B, 1 mo. USD Term SOFR + 1.41%, 6.74%, 11/15/2037 (a) (b)	4,914,953	4,895,647
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,335,086)		12,315,689

See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 12.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d) (e) (Cost $72,098,882)	72,098,882	$72,098,882
TOTAL INVESTMENTS — 99.1% (Cost $572,113,185)		572,467,260
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		5,345,754
NET ASSETS — 100.0%		$577,813,014
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.9% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	185	09/30/2024	$37,813,984	$37,779,835	$(34,149)
5 Yr. U.S. Treasury Note Futures (long)	171	09/30/2024	18,072,563	18,224,860	152,297
					$118,148

During the year ended June 30, 2024, the average notional value related to long futures contracts was $26,476,167 and short futures contracts was $10,448,431.
See accompanying notes to financial statements.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$314,840,120	$—	$314,840,120
Asset-Backed Securities	—	55,016,318	—	55,016,318
U.S. Treasury Obligations	—	115,333,697	—	115,333,697
Mortgage-Backed Securities	—	2,862,554	—	2,862,554
Commercial Mortgage Backed Securities	—	12,315,689	—	12,315,689
Short-Term Investment	72,098,882	—	—	72,098,882
TOTAL INVESTMENTS	$72,098,882	$500,368,378	$—	$572,467,260
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$118,148	$—	$—	$118,148
TOTAL OTHER FINANCIAL INSTRUMENTS:	$118,148	$—	$—	$118,148

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	49,808,408	$49,808,408	$549,149,430	$526,858,956	$—	$—	72,098,882	$72,098,882	$3,238,034
See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 58.1%
AUSTRALIA — 0.5%
FMG Resources August 2006 Pty. Ltd. 5.88%, 4/15/2030 (a)	$36,000	$35,202
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	39,000	40,287
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	126,000	127,196
		202,685
BRAZIL — 0.3%
Petrobras Global Finance BV 6.50%, 7/3/2033	105,000	104,062
CANADA — 1.0%
Bombardier, Inc.:
7.00%, 6/1/2032 (a)	35,000	35,478
7.25%, 7/1/2031 (a)	30,000	30,800
Enerflex Ltd. 9.00%, 10/15/2027 (a)	91,000	92,373
Garda World Security Corp. 9.50%, 11/1/2027 (a)	33,000	33,196
goeasy Ltd. 7.63%, 7/1/2029 (a)	57,000	58,123
Magna International, Inc. 5.98%, 3/21/2026	68,000	68,004
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	52,000	52,482
		370,456
CHINA — 0.7%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	129,000	82,123
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	44,000	42,923
Prosus NV 4.19%, 1/19/2032 (a)	165,000	145,289
		270,335
FRANCE — 0.4%
BNP Paribas SA 5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (b)	165,000	148,198
GERMANY — 1.1%
Deutsche Bank AG:
5 yr. USD ICE Swap + 5.00%, 7.50%, 4/30/2025 (b)	200,000	197,136
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	90,000	75,527
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	125,000	118,636
		391,299
Security Description	Principal Amount	Value
IRELAND — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	$90,000	$77,341
Bank of Ireland Group PLC 1 yr. CMT + 2.65%, 6.25%, 9/16/2026 (a) (b)	165,000	165,749
		243,090
ITALY — 1.8%
Intesa Sanpaolo SpA 1 yr. CMT + 4.40%, 8.25%, 11/21/2033 (a) (b)	200,000	221,498
Telecom Italia Capital SA 7.72%, 6/4/2038	31,000	30,239
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	406,000	415,009
		666,746
JAPAN — 1.0%
NTT Finance Corp.:
4.14%, 7/26/2024 (a)	165,000	164,815
5.14%, 7/2/2031 (a) (c)	200,000	198,646
		363,461
NETHERLANDS — 0.5%
ING Groep NV SOFR + 1.56%, 6.93%, 9/11/2027 (b)	200,000	202,948
SOUTH AFRICA — 0.5%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	200,000	199,074
SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	200,000	199,438
Series 9, 5 yr. CMT + 5.19%, 6.50%, 3/5/2025 (b)	200,000	199,190
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	200,000	200,666
		599,294
SWITZERLAND — 0.7%
UBS Group AG SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	214,000	219,438
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	11,000	8,591
7.88%, 5/1/2027 (a)	21,000	18,553
9.50%, 6/1/2028 (a)	31,000	27,220
		273,802
UNITED KINGDOM — 1.6%
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	38,000	36,720

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Barclays PLC 5 yr. CMT + 3.41%, 4.38%, 3/15/2028 (b)	$284,000	$239,426
British Telecommunications PLC 9.63%, 12/15/2030	95,000	115,998
Standard Chartered PLC 1 yr. CMT + 0.95%, 1.82%, 11/23/2025 (a) (b)	165,000	162,328
TechnipFMC PLC 6.50%, 2/1/2026 (a)	36,000	35,855
		590,327
UNITED STATES — 45.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	91,000	87,465
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	5,000	5,011
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	55,000	49,786
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	23,000	21,770
Amazon.com, Inc. 3.10%, 5/12/2051	85,000	58,407
AMC Networks, Inc. 4.25%, 2/15/2029	50,000	33,749
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	24,000	22,478
American Express Co. 5.85%, 11/5/2027	35,000	35,844
American International Group, Inc. Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (b)	17,000	16,634
American Tower Corp. 2.30%, 9/15/2031	145,000	118,265
Ameriprise Financial, Inc. 4.50%, 5/13/2032	44,000	42,354
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	46,000	48,422
Amgen, Inc. 4.20%, 3/1/2033	90,000	83,366
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	31,000	30,510
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	13,000	11,828
APX Group, Inc. 5.75%, 7/15/2029 (a)	55,000	52,765
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	38,000	31,539
Arcosa, Inc. 4.38%, 4/15/2029 (a)	24,000	22,260
Ares Capital Corp. 5.95%, 7/15/2029	85,000	83,519
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	31,000	29,876
Security Description	Principal Amount	Value
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	$28,000	$26,688
Arthur J Gallagher & Co. 6.50%, 2/15/2034	95,000	100,511
ASGN, Inc. 4.63%, 5/15/2028 (a)	71,000	67,015
AT&T, Inc. 3.80%, 12/1/2057	7,000	4,888
Athene Global Funding 5.62%, 5/8/2026 (a)	140,000	140,092
Avnet, Inc. 5.50%, 6/1/2032	42,000	40,615
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	153,000	140,309
Bank of America Corp.:
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	130,000	133,822
Series MTN, SOFR + 1.33%, 6.68%, 4/2/2026 (b)	295,000	296,883
Bath & Body Works, Inc. 6.75%, 7/1/2036	17,000	16,911
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	19,000	19,458
BGC Group, Inc. 4.38%, 12/15/2025	127,000	123,868
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	124,000	117,051
BlackRock, Inc. 2.10%, 2/25/2032	63,000	51,319
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	50,000	45,076
Blackstone Private Credit Fund 2.35%, 11/22/2024	200,000	196,938
Blackstone Secured Lending Fund:
2.75%, 9/16/2026	130,000	120,362
2.85%, 9/30/2028	46,000	40,320
Block, Inc. 0.13%, 3/1/2025	20,000	19,264
Blue Owl Capital Corp. II 8.45%, 11/15/2026 (a)	55,000	56,701
Blue Owl Credit Income Corp. 5.50%, 3/21/2025	100,000	99,372
Blue Owl Finance LLC 6.25%, 4/18/2034 (a)	80,000	80,276
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	45,000	41,877
Boeing Co.:
6.53%, 5/1/2034 (a)	10,000	10,238
6.86%, 5/1/2054 (a)	10,000	10,253
Boise Cascade Co. 4.88%, 7/1/2030 (a)	103,000	95,507
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	23,000	24,858
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	96,000	100,885

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Brinker International, Inc. 8.25%, 7/15/2030 (a)	$47,000	$49,358
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	51,000	50,088
Broadcom, Inc.:
3.50%, 2/15/2041 (a)	204,000	156,305
4.15%, 4/15/2032 (a)	116,000	106,867
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	64,000	59,546
Buckeye Partners LP 6.88%, 7/1/2029 (a)	112,000	112,392
Cable One, Inc. 4.00%, 11/15/2030 (a)	12,000	8,952
California Resources Corp. 8.25%, 6/15/2029 (a)	25,000	25,515
Caterpillar Financial Services Corp. Series MTN, 3.65%, 8/12/2025	85,000	83,476
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	12,000	9,103
4.50%, 8/15/2030 (a)	85,000	71,877
4.50%, 6/1/2033 (a)	30,000	23,599
4.75%, 2/1/2032 (a)	32,000	26,205
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	15,316
Central Garden & Pet Co. 4.13%, 10/15/2030	84,000	74,946
Century Communities, Inc. 3.88%, 8/15/2029 (a)	67,000	59,701
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	9,000	8,647
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	55,000	49,534
CNX Resources Corp. 6.00%, 1/15/2029 (a)	80,000	78,451
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	25,000	23,492
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	37,000	31,716
3.63%, 10/1/2031 (a)	32,000	25,636
Comcast Corp.:
2.94%, 11/1/2056	155,000	93,513
2.99%, 11/1/2063	80,000	46,931
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	63,000	53,980
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	58,000	53,831
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	14,058
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	28,000	23,024
Security Description	Principal Amount	Value
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	$111,000	$99,992
Crown Castle, Inc. 5.80%, 3/1/2034	50,000	50,498
CVR Energy, Inc. 5.75%, 2/15/2028 (a)	55,000	51,119
CVS Health Corp. 5.25%, 2/21/2033	89,000	86,888
CyberArk Software Ltd. Zero Coupon, 11/15/2024	11,000	19,115
DaVita, Inc.:
3.75%, 2/15/2031 (a)	45,000	38,412
4.63%, 6/1/2030 (a)	37,000	33,481
Diamondback Energy, Inc. 6.25%, 3/15/2033	85,000	88,913
Directv Financing LLC 8.88%, 2/1/2030 (a)	23,000	22,523
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	107,000	100,691
Discover Financial Services SOFR + 3.37%, 7.96%, 11/2/2034 (b)	175,000	196,796
DISH DBS Corp. 5.88%, 11/15/2024	180,000	171,704
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	80,000	81,755
Domtar Corp. 6.75%, 10/1/2028 (a)	57,000	50,846
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	35,000	28,959
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	119,000	110,024
Duke Energy Corp. 5.80%, 6/15/2054	70,000	68,044
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	39,000	39,096
Eli Lilly & Co. 4.70%, 2/27/2033	73,000	71,727
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.75%, 7/15/2031 (a) (c)	15,000	15,189
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	13,000	12,174
Energy Transfer LP:
5.95%, 5/15/2054	125,000	121,087
6.40%, 12/1/2030	140,000	147,120
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	10,000	10,227
Enova International, Inc. 11.25%, 12/15/2028 (a)	48,000	51,318
Enstar Group Ltd. 3.10%, 9/1/2031	22,000	18,173
Entegris, Inc. 3.63%, 5/1/2029 (a)	37,000	33,310

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Entergy Arkansas LLC 5.75%, 6/1/2054	$40,000	$39,674
Enterprise Products Operating LLC 5.05%, 1/10/2026	65,000	64,843
Enviri Corp. 5.75%, 7/31/2027 (a)	53,000	50,367
EQM Midstream Partners LP 4.00%, 8/1/2024	82,000	81,721
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	60,000	56,114
5.25%, 5/15/2026 (a)	45,000	44,504
Fidelity National Financial, Inc. 2.45%, 3/15/2031	34,000	27,735
Fiserv, Inc. 5.45%, 3/15/2034	145,000	144,062
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	82,000	68,446
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	57,000	54,591
Fortress Transportation & Infrastructure Investors LLC 7.00%, 6/15/2032 (a)	65,000	65,973
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	26,000	23,097
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	15,000	15,003
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	14,000	12,191
6.75%, 5/1/2029 (a)	85,000	77,958
FS KKR Capital Corp. 6.88%, 8/15/2029	65,000	64,426
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	27,000	25,845
Gap, Inc.:
3.63%, 10/1/2029 (a)	39,000	33,727
3.88%, 10/1/2031 (a)	21,000	17,523
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	45,000	45,698
Gartner, Inc. 3.63%, 6/15/2029 (a)	29,000	26,550
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	57,000	55,919
5.00%, 4/9/2027	68,000	67,317
5.40%, 4/6/2026	125,000	124,731
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	33,000	31,064
Global Partners LP/GLP Finance Corp. 8.25%, 1/15/2032 (a)	48,000	49,284
Global Payments, Inc. 5.40%, 8/15/2032	35,000	34,312
Security Description	Principal Amount	Value
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	$77,000	$69,538
Goldman Sachs Group, Inc. Series X, 5 yr. CMT + 2.81%, 7.50%, 5/10/2029 (b)	140,000	144,147
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	28,000	20,460
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	30,000	28,342
Grand Canyon University 4.13%, 10/1/2024	60,000	59,610
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	34,000	34,008
Gray Television, Inc. 4.75%, 10/15/2030 (a)	54,000	32,395
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	22,000	19,593
Griffon Corp. 5.75%, 3/1/2028	55,000	53,095
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	56,000	50,791
Guidewire Software, Inc. 1.25%, 3/15/2025	10,000	12,517
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	32,000	29,651
Hasbro, Inc. 6.05%, 5/14/2034	60,000	59,888
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 1/20/2026 (a)	59,072	56,197
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	51,000	54,368
Hess Midstream Operations LP 6.50%, 6/1/2029 (a)	63,000	63,844
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	135,000	135,090
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	41,000	28,383
HubSpot, Inc. 0.38%, 6/1/2025	5,000	10,494
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	10,000	10,160
Interface, Inc. 5.50%, 12/1/2028 (a)	53,000	50,128
International Business Machines Corp. 4.40%, 7/27/2032	80,000	76,062
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	150,000	141,223
ITT Holdings LLC 6.50%, 8/1/2029 (a)	17,000	15,419

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Jabil, Inc. 5.45%, 2/1/2029	$11,000	$10,992
Jackson Financial, Inc. 3.13%, 11/23/2031	165,000	138,313
Jane Street Group/JSG Finance, Inc. 7.13%, 4/30/2031 (a)	80,000	82,042
JPMorgan Chase & Co.:
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	80,000	59,382
SOFR + 2.08%, 4.91%, 7/25/2033 (b)	110,000	106,857
Series HH, 3 mo. USD Term SOFR + 3.13%, 4.60%, 2/1/2025 (b)	90,000	88,816
Series II, 3 mo. USD Term SOFR + 2.75%, 4.00%, 4/1/2025 (b)	130,000	126,461
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	108,000	101,016
KB Home:
4.00%, 6/15/2031	8,000	7,060
4.80%, 11/15/2029	68,000	64,062
Kinder Morgan, Inc. 4.80%, 2/1/2033	85,000	80,554
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	49,000	48,571
LFS Topco LLC 5.88%, 10/15/2026 (a)	40,000	36,976
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	100,000	62,288
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	35,000	22,672
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	86,000	78,081
Lowe's Cos., Inc. 2.80%, 9/15/2041	95,000	65,149
M/I Homes, Inc. 4.95%, 2/1/2028	71,000	68,369
Madison IAQ LLC 5.88%, 6/30/2029 (a)	38,000	35,381
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	18,000	19,468
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	22,000	22,726
McAfee Corp. 7.38%, 2/15/2030 (a)	17,000	15,697
McCormick & Co., Inc. 4.95%, 4/15/2033	73,000	71,214
Medtronic Global Holdings SCA 4.25%, 3/30/2028	47,000	45,915
Micron Technology, Inc.:
3.37%, 11/1/2041	58,000	42,437
5.30%, 1/15/2031	60,000	59,856
Security Description	Principal Amount	Value
6.75%, 11/1/2029	$80,000	$85,067
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	13,000	12,598
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	28,000	14,511
Moody's Corp. 2.00%, 8/19/2031	56,000	45,484
Moog, Inc. 4.25%, 12/15/2027 (a)	90,000	85,339
Morgan Stanley:
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	140,000	110,797
SOFR + 1.58%, 5.83%, 4/19/2035 (b)	30,000	30,787
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (b)	68,000	67,764
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (b)	50,000	49,734
MPLX LP 4.95%, 9/1/2032	60,000	57,389
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027	88,000	73,397
MSCI, Inc. 3.63%, 11/1/2031 (a)	25,000	21,909
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	10,000	9,161
Nationstar Mortgage Holdings, Inc. 7.13%, 2/1/2032 (a)	42,000	42,236
NCL Corp. Ltd. 5.88%, 3/15/2026 (a)	54,000	53,392
Nestle Holdings, Inc.:
2.50%, 9/14/2041 (a)	95,000	65,735
4.13%, 10/1/2027 (a)	125,000	122,182
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a)	61,000	55,887
New Home Co., Inc. 9.25%, 10/1/2029 (a)	15,000	15,121
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	37,000	26,512
Newmark Group, Inc. 7.50%, 1/12/2029 (a)	90,000	92,523
News Corp. 3.88%, 5/15/2029 (a)	97,000	89,336
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	50,000	49,844
6.05%, 3/1/2025	31,000	31,046
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	36,000	34,258
7.25%, 1/15/2029 (a)	70,000	71,815
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	9,000	9,178

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
8.38%, 2/15/2032 (a)	$43,000	$43,651
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	28,000	27,714
Noble Finance II LLC 8.00%, 4/15/2030 (a)	48,000	49,882
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	80,000	71,166
3.63%, 2/15/2031 (a)	43,000	36,892
5.25%, 6/15/2029 (a)	12,000	11,529
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	94,000	91,648
OneMain Finance Corp. 7.50%, 5/15/2031	80,000	80,988
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a)	25,000	25,720
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	25,000	23,742
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	41,000	41,468
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	28,000	26,940
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	42,000	38,775
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	40,000	39,040
Phinia, Inc. 6.75%, 4/15/2029 (a)	15,000	15,228
Pike Corp. 5.50%, 9/1/2028 (a)	24,000	23,006
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	19,000	17,952
7.25%, 3/15/2029 (a)	39,000	35,033
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	19,000	19,380
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	15,000	10,754
Provident Funding Associates LP/PFG Finance Corp. 6.38%, 6/15/2025 (a)	10,000	9,712
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	45,000	44,376
Public Storage Operating Co. 2.25%, 11/9/2031	44,000	36,366
QUALCOMM, Inc. 5.40%, 5/20/2033	130,000	134,629
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	45,000	48,496
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	27,000	25,315
Republic Services, Inc. 5.00%, 4/1/2034	21,000	20,556
Security Description	Principal Amount	Value
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	$107,000	$94,934
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	65,000	61,192
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	7,000	6,895
5.50%, 4/1/2028 (a)	10,000	9,875
7.50%, 10/15/2027	7,000	7,353
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a)	14,000	12,936
11.25%, 12/15/2027 (a)	32,000	31,096
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	110,000	101,363
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	40,000	24,178
Seagate HDD Cayman:
8.50%, 7/15/2031	61,000	65,628
9.63%, 12/1/2032	47,000	53,572
Sealed Air Corp. 6.50%, 7/15/2032 (a)	36,000	35,830
Sempra 3.70%, 4/1/2029	22,000	20,595
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	43,000	28,810
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	56,000	50,706
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	59,000	57,638
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	50,000	50,238
Southern Co. 5.15%, 10/6/2025	175,000	174,235
Southwestern Public Service Co. 6.00%, 6/1/2054	25,000	24,939
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	49,000	45,895
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	18,000	15,154
4.38%, 7/15/2030 (a)	50,000	45,170
5.00%, 2/15/2027 (a)	13,000	12,633
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	145,000	137,401
Steelcase, Inc. 5.13%, 1/18/2029	101,000	95,886
Stem, Inc. 0.50%, 12/1/2028 (a)	176,000	73,033
StoneMor, Inc. 8.50%, 5/15/2029 (a)	22,000	18,283
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	23,000	20,850
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	94,000	88,040
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	10,000	10,128
Synchrony Financial 7.25%, 2/2/2033	63,000	62,861

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	$95,000	$101,370
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	99,000	94,790
6.00%, 3/1/2027 (a)	5,000	4,926
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	83,000	82,278
TEGNA, Inc. 5.00%, 9/15/2029	36,000	31,766
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	55,000	46,485
4.00%, 4/15/2029 (a)	54,000	48,766
Tenneco, Inc. 8.00%, 11/17/2028 (a)	26,000	23,649
Texas Instruments, Inc. 4.90%, 3/14/2033	94,000	93,780
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	12,000	10,598
TMS International Corp. 6.25%, 4/15/2029 (a)	26,000	23,831
TopBuild Corp. 3.63%, 3/15/2029 (a)	63,000	56,842
TransDigm, Inc.:
6.88%, 12/15/2030 (a)	63,000	64,326
7.13%, 12/1/2031 (a)	35,000	36,125
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	94,000	92,007
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	46,000	40,952
Tronox, Inc. 4.63%, 3/15/2029 (a)	56,000	50,618
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	22,000	23,635
Uber Technologies, Inc. 8.00%, 11/1/2026 (a)	41,000	41,344
Unisys Corp. 6.88%, 11/1/2027 (a)	49,000	43,229
United Airlines Pass-Through Trust:
Series 2020-1, Class A, 5.88%, 4/15/2029	22,589	22,650
Series 2020-1, Class B, 4.88%, 7/15/2027	77,616	76,544
United Parcel Service, Inc. 4.88%, 3/3/2033	104,000	102,461
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	47,000	45,127
Urban One, Inc. 7.38%, 2/1/2028 (a)	37,000	28,281
USI, Inc. 7.50%, 1/15/2032 (a)	24,000	24,397
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	35,000	30,277
Security Description	Principal Amount	Value
Verizon Communications, Inc.:
2.10%, 3/22/2028	$136,000	$122,329
2.85%, 9/3/2041	24,000	16,815
3.55%, 3/22/2051	61,000	43,902
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	105,000	98,035
Viasat, Inc. 7.50%, 5/30/2031 (a)	39,000	25,888
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	51,000	42,287
Victra Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	47,000	46,718
Virtusa Corp. 7.13%, 12/15/2028 (a)	28,000	26,042
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	15,000	13,974
5.00%, 7/31/2027 (a)	99,000	95,787
5.63%, 2/15/2027 (a)	38,000	37,363
Warnermedia Holdings, Inc. 6.41%, 3/15/2026	58,000	57,987
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	24,000	23,637
Wells Fargo & Co.:
SOFR + 2.02%, 5.39%, 4/24/2034 (b)	73,000	72,204
Series MTN, SOFR + 1.07%, 6.43%, 4/22/2028 (b)	140,000	140,692
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	7,000	7,608
Western Midstream Operating LP 6.15%, 4/1/2033	11,000	11,239
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	26,000	25,103
World Acceptance Corp. 7.00%, 11/1/2026 (a)	16,000	15,250
Xerox Holdings Corp. 5.50%, 8/15/2028 (a)	65,000	55,954
XPO, Inc. 7.13%, 6/1/2031 (a)	101,000	103,424
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	10,000	10,114
		17,024,591
TOTAL CORPORATE BONDS & NOTES (Cost $21,838,865)		21,650,368
ASSET-BACKED SECURITIES — 8.8%
AMMC CLO 15 Ltd. Series 2014-15A, Class BR3, 3 mo. USD Term SOFR + 1.91%, 7.24%, 1/15/2032 (a) (b)	250,000	249,775

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Anchorage Capital CLO 9 Ltd. Series 2016-9A, Class AR2, 3 mo. USD Term SOFR + 1.40%, 6.73%, 7/15/2032 (a) (b)	$250,000	$250,259
CBAM Ltd. Series 2018-6A, Class B2R, ABS, 3 mo. USD Term SOFR + 2.36%, 7.69%, 1/15/2031 (a) (b)	255,000	255,268
Clover CLO LLC Series 2018-1A, Class B1RR, 3 mo. USD Term SOFR + 1.95%, 7.27%, 4/20/2037 (a) (b)	250,000	250,275
Elmwood CLO V Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.41%, 6.74%, 10/20/2034 (a) (b)	250,000	249,775
Generate CLO 2 Ltd. Series 2A, Class BR, 3 mo. USD Term SOFR + 1.71%, 7.04%, 1/22/2031 (a) (b)	250,000	249,600
Greywolf CLO VI Ltd. Series 2018-1A, Class A1, 3 mo. USD Term SOFR + 1.29%, 6.61%, 4/26/2031 (a) (b)	184,331	184,202
Hayfin U.S. XII Ltd. Series 2018-8A, Class B, ABS, 3 mo. USD Term SOFR + 1.74%, 7.07%, 4/20/2031 (a) (b)	250,000	249,625
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 7.19%, 7/20/2031 (a) (b)	250,000	250,100
OHA Credit Funding 6 Ltd. Series 2020-6A, Class AR, 3 mo. USD Term SOFR + 1.40%, 6.73%, 7/20/2034 (a) (b)	250,000	250,208
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A, ABS, 0.87%, 7/14/2028 (a)	329,726	320,053
OZLM Funding IV Ltd. Series 2013-4A, Class A2R, 3 mo. USD Term SOFR + 1.96%, 7.29%, 10/22/2030 (a) (b)	250,000	249,775
Post CLO Ltd. Series 2023-1A, Class B1, 3 mo. USD Term SOFR + 2.50%, 7.82%, 4/20/2036 (a) (b)	250,000	252,409
TOTAL ASSET-BACKED SECURITIES (Cost $3,222,945)		3,261,324
Shares
CONVERTIBLE BONDS — 1.1%
DENMARK — 0.0% (d)
Ascendis Pharma AS 2.25%, 4/1/2028	15,000	16,753
Security Description	Shares	Value
UNITED STATES — 1.1%
Axon Enterprise, Inc. 0.50%, 12/15/2027	10,000	$13,746
Cloudflare, Inc. 8/15/2026	36,000	32,690
Datadog, Inc. 0.13%, 6/15/2025	15,000	21,681
Dexcom, Inc. 0.38%, 5/15/2028	15,000	14,646
Fluor Corp. 1.13%, 8/15/2029 (a)	15,000	17,126
Freshpet, Inc. 3.00%, 4/1/2028	9,000	17,811
Liberty Media Corp. 3.75%, 3/15/2028	15,000	15,636
Liberty Media Corp.-Liberty Formula One 2.25%, 8/15/2027	20,000	21,035
Liberty TripAdvisor Holdings, Inc. 0.50%, 6/30/2051 (a)	30,000	27,894
MKS Instruments, Inc. 1.25%, 6/1/2030 (a)	15,000	15,986
Nutanix, Inc. 0.25%, 10/1/2027	10,000	11,661
Royal Caribbean Cruises Ltd. 6.00%, 8/15/2025	5,000	16,149
Sarepta Therapeutics, Inc. 1.25%, 9/15/2027	10,000	12,891
Seagate HDD Cayman 3.50%, 6/1/2028 (a)	10,000	13,663
Super Micro Computer, Inc. 3/1/2029 (a)	15,000	15,098
Tetra Tech, Inc. 2.25%, 8/15/2028 (a)	15,000	17,578
TransMedics Group, Inc. 1.50%, 6/1/2028	10,000	17,626
Uber Technologies, Inc. 0.88%, 12/1/2028 (a)	35,000	41,628
Western Digital Corp. 3.00%, 11/15/2028 (a)	10,000	15,970
Workiva, Inc. 1.25%, 8/15/2028 (a)	20,000	17,718
Zscaler, Inc. 0.13%, 7/1/2025	10,000	13,454
		391,687
TOTAL CONVERTIBLE BONDS (Cost $386,072)		408,440
CONVERTIBLE FOREIGN BONDS — 0.0% (d)
UNITED STATES — 0.0% (d)
Carnival Corp. 5.75%, 12/1/2027	10,000	16,305
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $14,289)		16,305

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 23.0%
ADVERTISING SERVICES — 0.7%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.46%, 8/23/2028 (b)	$28,144	$28,220
CMG Media Corp., 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.93%, 12/17/2026 (b)	145,477	115,988
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.41%, 4/11/2029 (b)	129,023	121,765
		265,973
AEROSPACE & DEFENSE — 0.1%
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 3.25%, 7.84%, 2/28/2031 (b)	39,900	40,030
AIR FREIGHT & LOGISTICS — 0.5%
Rand Parent LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 3/17/2030 (b)	189,600	190,187
AIRLINES — 0.7%
American Airlines, Inc.:
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.34%, 4/20/2028 (b)	88,000	91,025
2023 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.50%, 8.77%, 6/4/2029 (b)	115,000	114,957
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/20/2027 (b)	46,362	47,539
		253,521
AUTO COMPONENTS — 0.3%
USI, Inc.:
2024 Term Loan (2029) (e)	98,259	98,382
2024 Term Loan (2030), 3 mo. USD Term SOFR + 2.75%, 8.08%, 9/27/2030 (b)	21,835	21,863
		120,245
AUTO PARTS & EQUIPMENT — 0.6%
First Brands Group LLC:
2021 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.59%, 3/30/2027 (b)	63,381	63,074
2022 Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.59%, 3/30/2027 (b)	49,060	48,845
Security Description	Principal Amount	Value
Wheel Pros LLC, 2023 FILO Term Loan, 3 mo. USD Term SOFR + 8.88%, 14.46%, 2/10/2028 (b)	$94,000	$101,379
		213,298
BROADCAST SERV/PROGRAM — 0.8%
EW Scripps Co., 2019 Term Loan B2, 1 mo. USD Term SOFR + 2.56%, 8.02%, 5/1/2026 (b)	320,518	303,290
BUILDING MATERIALS — 0.6%
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.84%, 3/28/2031 (b)	222,000	223,619
BUILDING PRODUCTS — 0.6%
ACProducts, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.85%, 5/17/2028 (b)	57	49
EMRLD Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.84%, 5/31/2030 (b)	189,849	190,066
Oscar AcquisitionCo LLC, Term Loan B (e)	30,457	30,488
		220,603
CHEMICALS — 0.9%
Aruba Investments Holdings LLC, 2020 USD Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.44%, 11/24/2027 (b)	128,025	127,225
Bakelite U.S. Holdco, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.83%, 5/29/2029 (b)	32,498	32,671
LSF11 A5 HoldCo LLC, Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.94%, 10/15/2028 (b)	108,979	109,092
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B (e)	48,812	48,964
		317,952
COMMERCIAL SERVICES — 2.5%
Albion Financing 3 SARL, USD Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.84%, 8/17/2026 (b)	103,040	103,556
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 1/31/2031 (b)	111,519	111,854
GTCR W Merger Sub LLC:
2024 USD Term Loan B (e)	266,000	266,702
USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.33%, 1/31/2031 (b)	266,000	266,702

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.84%, 2/8/2028 (b)	$96,418	$96,554
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.33%, 3/12/2029 (b)	93,530	94,007
		939,375
COMMERCIAL SERVICES & SUPPLIES — 0.4%
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.35%, 7/28/2028 (b)	155,806	156,271
COMMUNICATIONS EQUIPMENT — 0.3%
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.71%, 4/6/2026 (b)	102,618	92,832
COMPUTERS — 1.1%
Fortress Intermediate 3, Inc, Term Loan B (e)	156,000	156,390
Genuine Financial Holdings LLC, 2023 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.35%, 9/27/2030 (b)	120,092	119,852
NCR Atleos LLC, 2023 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.18%, 3/27/2029 (b)	138,027	139,666
		415,908
CONSTRUCTION & ENGINEERING — 0.2%
VM Consolidated, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 3/24/2028 (b)	77,852	78,403
CONTAINERS & PACKAGING — 0.3%
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.46%, 8/4/2027 (b)	115,730	116,042
DISTRIBUTION/WHOLESALE — 0.2%
Gates Global LLC, 2024 Term Loan B5, 1 mo. USD Term SOFR + 2.25%, 7.59%, 6/4/2031 (b)	88,428	88,672
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Paysafe Holdings U.S. Corp., USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 8.21%, 6/28/2028 (b)	155,539	155,442
Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Crown Subsea Communications Holding, Inc.:
2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.08%, 1/30/2031 (b)	$72,727	$73,015
2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.08%, 1/30/2031 (b)	72,727	73,193
Lorca Holdco Ltd., 2024 USD Term Loan (e)	121,847	122,304
		268,512
ELECTRIC — 0.6%
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/1/2031 (b)	210,000	211,149
ENERGY-ALTERNATE SOURCES — 0.2%
Array Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.84%, 10/14/2027 (b)	86,390	86,509
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Agiliti Health, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 3.00%, 8.30%, 5/1/2030 (b)	155,349	154,912
Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.34%, 9/29/2028 (b)	62,528	62,489
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 10/23/2028 (b)	49,943	50,100
		267,501
HEALTH CARE PROVIDERS & SERVICES — 1.1%
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 9/29/2028 (b)	291,750	292,539
LifePoint Health, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.06%, 11/16/2028 (b)	119,678	120,479
		413,018
HOTELS, RESTAURANTS & LEISURE — 0.5%
19th Holdings Golf LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 2/7/2029 (b)	153,648	152,112

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Caesars Entertainment, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.10%, 2/6/2030 (b)	$42,626	$42,709
		194,821
INSURANCE — 1.2%
Sedgwick Claims Management Services, Inc.:
2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.09%, 2/24/2028 (b)	217,290	217,803
2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.09%, 6/27/2031 (b)	216,337	216,607
		434,410
INTERNET & TELECOM — 1.1%
Arches Buyer, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.69%, 12/6/2027 (b)	101,834	97,641
Endure Digital, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/10/2028 (b)	98,325	91,566
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.59%, 5/3/2028 (b)	107,910	107,932
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.34%, 8/31/2028 (b)	73,523	73,675
Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.09%, 3/3/2030 (b)	32,221	32,413
		403,227
IT SERVICES — 0.1% (d)
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.33%, 8/18/2028 (b)	6,965	7,018
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.96%, 6/2/2028 (b)	23,311	23,003
		30,021
LEISURE TIME — 0.3%
Carnival Corp., 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 8.09%, 8/8/2027 (b)	110,984	111,678
MEDIA — 0.4%
Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 4.25%, 9.54%, 3/22/2031 (b)	55,739	55,965
Directv Financing LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.71%, 8/2/2029 (b)	107,645	107,309
		163,274
Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.9%
IVC Acquisition Ltd., 2024 USD Term Loan B (e)	$77,610	$77,853
Jazz Financing Lux SARL:
2024 Term Loan B (e)	91,689	91,861
2024 Term Loan B , 5/5/2028 (b)	91,689	91,861
Organon & Co., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.83%, 5/19/2031 (b)	75,713	75,854
		337,429
PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.10%, 1/18/2029 (b)	124,704	124,938
RETAIL — 0.3%
CWGS Group LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.96%, 6/3/2028 (b)	119,383	115,876
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Altar Bidco, Inc., 2021 Term Loan, 1 yr. USD Term SOFR + 3.10%, 7.95%, 2/1/2029 (b)	130,011	129,962
SOFTWARE — 1.8%
Modena Buyer LLC, Term Loan (e)	195,000	190,582
Open Text Corp., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.59%, 1/31/2030 (b)	110,841	111,449
Project Alpha Intermediate Holding, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/28/2030 (b)	142,767	143,382
Sabre GLBL, Inc.:
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.96%, 12/17/2027 (b)	45,086	40,738
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.96%, 12/17/2027 (b)	70,658	63,845
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/10/2031 (b)	100,126	100,618
		650,614
SPECIALTY RETAIL — 0.9%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.85%, 4/15/2028 (b)	125,150	112,806
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.19%, 2/11/2028 (b)	218,628	218,263
		331,069

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TRANSPORT-SERVICES — 0.3%
PODS LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.59%, 3/31/2028 (b)	$118,391	$112,339
TOTAL SENIOR FLOATING RATE LOANS (Cost $8,625,270)		8,578,010
Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 4.6%
SPDR Blackstone Senior Loan ETF (f) (Cost $ 1,687,776)	40,506	$1,693,151
Principal Amount
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $95,267)	$96,229	83,644
	Shares
SHORT-TERM INVESTMENT — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (g) (h) (Cost $2,127,724)	2,127,724	2,127,724
TOTAL INVESTMENTS — 101.5% (Cost $37,998,208)		37,818,966
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(565,613)
NET ASSETS — 100.0%		$37,253,353

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 40.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

At  June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	29	09/30/2024	$5,904,581	$5,922,343	$17,762
Ultra U.S. Treasury Bond Futures (long)	2	09/19/2024	251,938	250,688	(1,250)
U.S. Treasury Bond Futures (long)	19	09/19/2024	2,218,607	2,247,938	29,331
10 Yr. U.S. Treasury Ultra Futures (long)	18	09/19/2024	2,044,907	2,043,562	(1,345)
5 Yr. U.S. Treasury Note Futures (long)	35	09/30/2024	3,702,891	3,730,037	27,146
					$71,644

During the year ended June 30, 2024, the average notional value related to futures contracts and swap contracts was $10,756,790 and $2,025,769, respectively.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$21,650,368	$—	$21,650,368
Asset-Backed Securities	—	3,261,324	—	3,261,324
Commercial Mortgage Backed Securities	—	83,644	—	83,644
Convertible Bonds	—	408,440	—	408,440
Convertible Foreign Bonds	—	16,305	—	16,305
Mutual Funds and Exchange Traded Products	1,693,151	—	—	1,693,151
Senior Floating Rate Loans	—	8,578,010	—	8,578,010
Short-Term Investment	2,127,724	—	—	2,127,724
TOTAL INVESTMENTS	$3,820,875	$33,998,091	$—	$37,818,966
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$74,239	$—	$—	$74,239
Futures Contracts - Unrealized Depreciation	(2,595)	—	—	(2,595)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$71,644	$—	$—	$71,644

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Blackstone Senior Loan ETF	23,140	$968,872	$727,005	$—	$—	$(2,726)	40,506	$1,693,151	$135,622
State Street Institutional U.S. Government Money Market Fund, Class G Shares	585,448	585,448	16,918,702	15,376,426	—	—	2,127,724	2,127,724	88,540
Total		$1,554,320	$17,645,707	$15,376,426	$—	$(2,726)		$3,820,875	$224,162
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.0%
ALABAMA — 2.5%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$501,126
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	221,757
Southeast Energy Authority A Cooperative District Revenue, AL Series B, 4.00%, 12/1/2051 (a)	500,000	497,029
		1,219,912
ARIZONA — 1.1%
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	91,074
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	461,750
		552,824
ARKANSAS — 1.1%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	539,886
CALIFORNIA — 7.7%
Anaheim Public Financing Authority Revenue, CA Series C, AGM, Zero Coupon, 9/1/2036 (c)	320,000	212,946
California Community Choice Financing Authority Revenue, CA Series E-1, 5.00%, 2/1/2054 (a)	500,000	529,915
California Housing Finance Agency Revenue, CA Series 2021-1, 3.50%, 11/20/2035	171,154	163,578
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	376,884
City of Long Beach Marina System Revenue, CA 5.00%, 5/15/2040	750,000	752,294
Municipal Improvement Corp. of Los Angeles Revenue, CA Series A, 1.45%, 11/1/2027	540,000	481,941
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2037	210,000	215,634
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	266,164
Security Description	Principal Amount	Value
Palomar Health, General Obligation, CA Series A, AGC, Zero Coupon, 8/1/2027 (c)	$100,000	$88,488
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	175,000	182,747
University of California Revenue, CA Series BI, 1.37%, 5/15/2028	595,000	525,497
		3,796,088
COLORADO — 3.2%
City & County of Denver Airport System Revenue, CO Series B2, AMT, 5.00%, 11/15/2031 (a)	400,000	405,452
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	200,000	200,165
Denver Convention Center Hotel Authority Revenue, CO 5.00%, 12/1/2030	400,000	408,764
Park Creek Metropolitan District Revenue, CO Series A, 5.00%, 12/1/2024	575,000	576,617
		1,590,998
CONNECTICUT — 1.6%
South Central Connecticut Regional Water Authority Revenue, CT Series B, 5.00%, 8/1/2037	125,000	129,002
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	674,863
		803,865
DISTRICT OF COLUMBIA — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	307,114
FLORIDA — 4.8%
County of Miami-Dade Aviation Revenue, FL Series A, AMT, 5.00%, 10/1/2029	210,000	210,250
County of Miami-Dade Seaport Department Revenue, FL Series A, AMT, 5.00%, 10/1/2038	375,000	401,403
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	472,423
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	137,355
Florida Development Finance Corp. Revenue, FL:
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	307,899

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series C, AMT, 8.25%, 7/1/2057 (a) (b)	$525,000	$544,368
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	282,519
		2,356,217
GEORGIA — 3.2%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	641,412
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	613,110
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	317,086
		1,571,608
GUAM — 0.6%
Territory of Guam Revenue, GU Series A, 5.00%, 11/1/2035	300,000	313,574
HAWAII — 1.9%
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	905,000	921,946
IDAHO — 0.2%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	100,000	103,674
ILLINOIS — 7.2%
Chicago Board of Education, General Obligation, IL:
Series A, 5.00%, 12/1/2035	300,000	313,083
Series A, 5.00%, 12/1/2036	300,000	311,667
Chicago O'Hare International Airport Revenue, IL:
BAM, 5.00%, 1/1/2038 (c)	250,000	273,810
Series B, 5.00%, 1/1/2029	160,000	160,871
Illinois Finance Authority Revenue, IL 5.00%, 7/1/2039	230,000	247,180
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2029	360,000	372,515
Northern Illinois University Revenue, IL Series B, BAM, 4.00%, 4/1/2037 (c)	345,000	343,539
State of Illinois Sales Tax Revenue, IL Series C, 5.00%, 6/15/2026	565,000	578,490
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	98,106
Series A, 4.00%, 3/1/2038	730,000	720,221
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2031	$150,000	$156,040
		3,575,522
IOWA — 0.4%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	209,605
KANSAS — 0.6%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	276,827
KENTUCKY — 0.9%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	441,997
LOUISIANA — 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series B, 5.00%, 8/15/2025	250,000	254,124
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	249,785
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	320,920
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2039	800,000	883,286
		1,708,115
MARYLAND — 1.0%
State of Maryland Department of Transportation Revenue, MD:
Series B, AMT, 5.00%, 8/1/2030	200,000	213,572
Series B, AMT, 5.00%, 8/1/2031	250,000	269,393
		482,965
MICHIGAN — 5.4%
Michigan Finance Authority Revenue, MI:
5.00%, 11/1/2034	110,000	116,567
5.50%, 12/1/2026	700,000	711,284
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	758,068
Southfield Public Schools, General Obligation, MI 5.00%, 5/1/2046	1,000,000	1,083,163
		2,669,082
MINNESOTA — 1.0%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	380,000	390,919

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2035	$100,000	$106,508
		497,427
MISSOURI — 3.3%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2036	600,000	595,026
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	108,118
Park Hill School District of Platte County, General Obligation, MO 3.00%, 3/1/2032	1,000,000	929,448
		1,632,592
NEBRASKA — 0.6%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	289,673
NEVADA — 1.0%
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	500,000	501,806
NEW JERSEY — 3.5%
New Jersey Economic Development Authority Revenue, NJ 5.00%, 6/15/2031	1,000,000	1,078,710
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, 5.00%, 6/15/2025	245,000	248,242
Series BB, 5.00%, 6/15/2040	380,000	419,966
		1,746,918
NEW MEXICO — 2.0%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	1,000,000	981,196
NEW YORK — 4.9%
City of New York, General Obligation, NY Series A-1, 4.00%, 8/1/2037	1,020,000	1,040,641
New York City Industrial Development Agency Revenue, NY Series A, AGM, 3.00%, 3/1/2036 (c)	795,000	725,474
New York State Dormitory Authority Revenue, NY Series B, 5.00%, 2/15/2034	300,000	301,994
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	282,556
Security Description	Principal Amount	Value
Triborough Bridge & Tunnel Authority Revenue, NY Series A, 5.00%, 11/1/2025	$85,000	$86,990
		2,437,655
OHIO — 2.0%
State of Ohio Revenue, OH:
Series A, 3.25%, 1/1/2035	580,000	543,712
Series B, 4.20%, 1/15/2045 (a)	320,000	320,000
Series C, 4.40%, 1/15/2045 (a)	100,000	100,000
		963,712
OKLAHOMA — 1.7%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	507,985
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	306,886
		814,871
OREGON — 5.5%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2032	900,000	970,348
Port of Portland Airport Revenue, OR AMT, 4.65%, 7/1/2026 (a)	1,000,000	1,000,000
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation, OR Series A, 5.00%, 6/15/2038	695,000	744,451
		2,714,799
PENNSYLVANIA — 4.5%
City of Philadelphia Airport Revenue, PA Series B, AMT, 5.00%, 7/1/2032	750,000	772,198
Commonwealth Financing Authority Revenue, PA AGM, 4.00%, 6/1/2039 (c)	550,000	553,363
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	100,000	100,979
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.00%, 12/1/2031	800,000	812,696
		2,239,236
SOUTH CAROLINA — 1.7%
South Carolina Jobs-Economic Development Authority Revenue, SC Series A, 5.00%, 11/1/2039	750,000	838,929
TENNESSEE — 1.0%
New Memphis Arena Public Building Authority Revenue, TN Zero Coupon, 4/1/2030 (d)	530,000	482,414

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
TEXAS — 6.7%
Central Texas Turnpike System Revenue, TX Series B, 5.00%, 8/15/2037	$525,000	$525,204
Forney Independent School District, General Obligation, TX Series B, 5.00%, 8/15/2039 (c)	425,000	469,203
Fort Bend Independent School District, General Obligation, TX Series B, 4.00%, 2/15/2033	610,000	622,465
Harris County-Houston Sports Authority Revenue, TX Series A, 5.00%, 11/15/2029	505,000	506,482
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	434,432
Texas Municipal Power Agency Revenue, TX AGM, 3.00%, 9/1/2039 (c)	250,000	215,604
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	542,080
		3,315,470
UTAH — 3.1%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.25%, 7/1/2038	375,000	419,277
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	764,057
Vineyard Redevelopment Agency, Special Obligation, UT AGM, 5.00%, 5/1/2027 (c)	325,000	338,920
		1,522,254
VIRGINIA — 2.8%
FHLMC Multifamily VRD Certificates Revenue, VA Series M017, 4.66%, 9/15/2050 (a) (b)	500,000	500,000
Isle Wight County Industrial Development Authority Revenue, VA AGM, 5.25%, 7/1/2048 (c)	345,000	373,292
Virginia Small Business Financing Authority Revenue, VA:
AMT, 5.00%, 6/30/2039	125,000	132,456
AMT, 5.00%, 12/31/2039	355,000	376,176
		1,381,924
WASHINGTON — 2.9%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2039	300,000	338,345
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	750,990
Security Description	Principal Amount	Value
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	$150,000	$155,038
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	202,848
		1,447,221
WISCONSIN — 2.3%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	246,987
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	364,454
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, 2.05%, 11/1/2036	700,000	543,955
		1,155,396
TOTAL MUNICIPAL BONDS & NOTES (Cost $49,132,069)		48,405,312
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (e) (f) (Cost $483,301)	483,301	483,301
TOTAL INVESTMENTS — 99.0% (Cost $49,615,370)		48,888,613
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		517,785
NET ASSETS — 100.0%		$49,406,398
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.9% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	4.9%
Build America Mutual Assurance Company	1.3%
Permanent School Fund Guaranteed	1.0%
Assured Guaranty Corp.	0.2%

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2024.
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corporation
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$48,405,312	$—	$48,405,312
Short-Term Investment	483,301	—	—	483,301
TOTAL INVESTMENTS	$483,301	$48,405,312	$—	$48,888,613

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	167,594	$167,594	$14,167,241	$13,851,534	$—	$—	483,301	$483,301	$24,990
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 2.1%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	$600,000	$657,084
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	180,000	199,582
		856,666
ARIZONA — 0.6%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, 5.00%, 7/1/2030	215,000	225,342
CALIFORNIA — 4.9%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	600,000	640,483
Compton Unified School District, General Obligation, CA Series B, BAM, 4.00%, 6/1/2032 (b)	175,000	177,576
Folsom Ranch Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2029	145,000	153,236
Los Angeles Department of Water & Power Revenue, CA Series E, 5.00%, 7/1/2039	600,000	600,000
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2052	200,000	204,128
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2035	175,000	181,551
		1,956,974
COLORADO — 1.3%
Regional Transportation District Revenue, CO Series A, 5.00%, 7/15/2027	500,000	517,375
CONNECTICUT — 6.1%
Connecticut State Health & Educational Facilities Authority Revenue, CT Series L, 5.00%, 7/1/2047	600,000	624,803
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	466,642
State of Connecticut, General Obligation, CT Series F, 5.00%, 11/15/2041	610,000	674,863
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (c)	300,000	288,897
Security Description	Principal Amount	Value
University of Connecticut Revenue, CT Series A, 5.00%, 4/15/2026	$380,000	$392,204
		2,447,409
DELAWARE — 0.5%
Delaware Transportation Authority Revenue, DE 3.25%, 7/1/2025	180,000	179,572
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Revenue, DC Series A, AMT, 5.00%, 8/31/2026	700,000	713,482
FLORIDA — 7.9%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2025	290,000	295,947
City of Pompano Beach Revenue, FL 3.50%, 9/1/2030	250,000	243,619
City of Tallahassee Utility System Revenue, FL 5.00%, 10/1/2037	560,000	561,444
Florida Development Finance Corp. Revenue, FL:
Series A, 4.00%, 6/15/2042	500,000	468,055
Series C, AMT, 8.25%, 7/1/2057 (a) (c)	290,000	300,699
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.60%, 5/1/2044	100,000	103,092
Lake Hideaway Community Development District, Special Assessment, FL 5.65%, 5/1/2044	100,000	100,368
Miami-Dade County Expressway Authority Revenue, FL Series A, 5.00%, 7/1/2025	100,000	100,071
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2027	150,000	158,724
Palm Beach County Health Facilities Authority Revenue, FL 5.00%, 11/15/2032	100,000	102,693
Saltleaf Community Development District, Special Assessment, FL 5.63%, 5/1/2044	110,000	110,689
Somerset Community Development District, Special Assessment, FL:
4.00%, 5/1/2032	200,000	193,785
4.20%, 5/1/2037	200,000	189,265
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	250,000	253,685
		3,182,136

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
IDAHO — 2.4%
Idaho Housing & Finance Association Revenue, ID Series A, 4.00%, 8/15/2048	$1,000,000	$962,097
ILLINOIS — 4.9%
Chicago O'Hare International Airport Revenue, IL BAM, 5.00%, 1/1/2038 (b)	250,000	273,810
City of Chicago, General Obligation, IL Series A, 5.50%, 1/1/2039	275,000	299,026
Cook County Community College District No. 508, General Obligation, IL BAM, 5.00%, 12/1/2040 (b)	500,000	540,088
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2036	270,000	299,281
Series C, 5.00%, 8/15/2035	410,000	412,966
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2027	140,000	145,975
		1,971,146
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	300,000	314,408
MARYLAND — 2.6%
Maryland Economic Development Corp. Revenue, MD Series B, AMT, 5.00%, 12/31/2036	425,000	449,944
State of Maryland, General Obligation, MD Series B, 5.00%, 8/1/2027	400,000	423,036
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	150,000	158,147
		1,031,127
MASSACHUSETTS — 0.7%
Massachusetts Development Finance Agency Revenue, MA Series A-2, 5.00%, 7/1/2027	250,000	262,996
MICHIGAN — 1.9%
Michigan State Housing Development Authority Revenue, MI Series A, 4.70%, 12/1/2043	750,000	758,068
MINNESOTA — 1.9%
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue, MN Series A, 5.00%, 11/15/2026	435,000	449,756
Security Description	Principal Amount	Value
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series B, AMT, 5.00%, 1/1/2034	$300,000	$324,818
		774,574
MONTANA — 0.5%
Cascade County Elementary School District No. 1 Great Falls, General Obligation, MT 3.00%, 7/1/2029	205,000	200,105
NEVADA — 2.6%
City of Las Vegas Special Improvement District No. 613, Special Assessment, NV 5.25%, 12/1/2047	550,000	550,932
Las Vegas Valley Water District, General Obligation, NV 5.00%, 6/1/2039	500,000	501,806
		1,052,738
NEW JERSEY — 3.3%
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2034	160,000	149,269
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	180,000	193,955
Series QQQ, 5.00%, 6/15/2033	275,000	300,817
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	342,127
State of New Jersey, General Obligation, NJ Series A, 5.00%, 6/1/2027	330,000	346,407
		1,332,575
NEW YORK — 9.2%
City of New York, General Obligation, NY:
Series E1, 5.00%, 4/1/2039	300,000	336,734
Series A, 5.00%, 8/1/2025	105,000	106,915
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 5.00%, 2/15/2030	300,000	312,897
Metropolitan Transportation Authority Revenue, NY Series A, 5.00%, 11/15/2037	575,000	648,287
New York City Transitional Finance Authority Building Aid Revenue, NY Series S1A, 5.00%, 7/15/2038	475,000	509,905
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A, 5.00%, 11/1/2026	880,000	916,057

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
New York Transportation Development Corp. Revenue, NY:
AMT, 5.00%, 12/1/2036	$250,000	$267,765
AMT, 5.00%, 12/1/2037	300,000	319,972
AMT, 6.00%, 4/1/2035	250,000	282,556
		3,701,088
OKLAHOMA — 3.0%
Carter County Public Facilities Authority Revenue, OK 5.00%, 9/1/2028	200,000	206,101
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2039	700,000	700,436
Muskogee Industrial Trust Revenue, OK 4.00%, 9/1/2032	100,000	98,068
Norman Regional Hospital Authority Revenue, OK 4.00%, 9/1/2037	230,000	200,172
		1,204,777
OREGON — 4.1%
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	745,000	797,381
Port of Portland Airport Revenue, OR AMT, 4.65%, 7/1/2026 (a)	175,000	175,000
Warm Springs Reservation Confederated Tribe Revenue, OR Series B, 5.00%, 11/1/2039 (c)	650,000	690,489
		1,662,870
PENNSYLVANIA — 6.2%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-2, 4.00%, 5/15/2053	250,000	231,942
Series A-2, 4.60%, 10/1/2046 (a)	750,000	760,756
Series C, 5.25%, 12/1/2037 (a)	100,000	100,978
Pennsylvania Turnpike Commission Revenue, PA:
5.00%, 6/1/2027	500,000	509,125
Series E, 6.00%, 12/1/2030 (a)	820,000	892,824
		2,495,625
SOUTH CAROLINA — 3.5%
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series B, 4.22%, 5/1/2061 (a)	550,000	550,000
Series A, 5.00%, 11/1/2039	750,000	838,929
		1,388,929
TENNESSEE — 0.6%
Tennessee Housing Development Agency Revenue, TN Series 2A, 4.15%, 7/1/2038	250,000	252,390
Security Description	Principal Amount	Value
TEXAS — 8.4%
City of Dallas, General Obligation, TX AGM, 3.13%, 2/15/2035 (b)	$950,000	$868,551
Love Field Airport Modernization Corp. Revenue, TX AMT, 5.00%, 11/1/2034	105,000	106,731
Lower Colorado River Authority Revenue, TX Series B, 5.00%, 5/15/2039 (a)	590,000	615,153
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 4.00%, 11/15/2035	600,000	596,772
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	542,080
Texas Woman's University Revenue, TX Series A, 5.00%, 7/1/2037	585,000	650,306
		3,379,593
UTAH — 1.1%
City of Salt Lake City Airport Revenue, UT Series A, AMT, 5.25%, 7/1/2038	375,000	419,277
VIRGINIA — 2.5%
Isle Wight County Industrial Development Authority Revenue, VA AGM, 5.25%, 7/1/2048 (b)	345,000	373,292
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2053	100,000	114,375
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	531,101
		1,018,768
WASHINGTON — 6.5%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2045	105,000	107,414
King County Public Hospital District No. 1, General Obligation, WA 5.00%, 12/1/2036	590,000	617,295
Port of Seattle Revenue, WA Series C, AMT, 5.00%, 4/1/2035	750,000	750,990
State of Washington, General Obligation, WA Series A, 5.00%, 8/1/2033	250,000	262,776
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	300,000	304,272
Washington State Housing Finance Commission Revenue, WA 5.50%, 7/1/2044	500,000	544,485
		2,587,232

See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
WISCONSIN — 6.7%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	$600,000	$596,290
Public Finance Authority, Special Obligation, WI Series A, 5.00%, 6/1/2041 (c)	100,000	101,211
State of Wisconsin, General Obligation, WI Series 1, 5.00%, 5/1/2038	600,000	690,674
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 4.00%, 4/1/2039	800,000	780,426
Wisconsin Housing & Economic Development Authority Housing Revenue, WI Series A, 2.05%, 11/1/2036	675,000	524,529
		2,693,130
TOTAL MUNICIPAL BONDS & NOTES (Cost $39,481,009)		39,542,469
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (d) (e) (Cost $129,735)	129,735	129,735
TOTAL INVESTMENTS — 98.9% (Cost $39,610,744)		39,672,204
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		452,345
NET ASSETS — 100.0%		$40,124,549
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	3.1%
Build America Mutual Assurance Company	2.5%
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2024.
AMT	Alternative Minimum Tax

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$39,542,469	$—	$39,542,469
Short-Term Investment	129,735	—	—	129,735
TOTAL INVESTMENTS	$129,735	$39,542,469	$—	$39,672,204
See accompanying notes to financial statements.

SPDR NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	263,694	$263,694	$11,876,606	$12,010,565	$—	$—	129,735	$129,735	$18,704
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC FIXED INCOME — 100.0%
SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	4,506	$413,561
SPDR Bloomberg High Yield Bond ETF (a)	236,395	22,284,956
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	50,776	1,653,266
SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	3,135,688	87,861,978
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	513,343	11,575,885
SPDR Portfolio Long Term Treasury ETF (a)	1,306,700	35,568,374
SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	3,643,054	78,580,675
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $240,589,963)		237,938,695
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d)	71,028	71,028
State Street Navigator Securities Lending Portfolio II (e)(f)	21,612,719	21,612,719
TOTAL SHORT-TERM INVESTMENTS (Cost $21,683,747)		$21,683,747
TOTAL INVESTMENTS — 109.1% (Cost $262,273,710)		259,622,442
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(21,669,979)
NET ASSETS — 100.0%		$237,952,463

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$237,938,695	$—	$—	$237,938,695
Short-Term Investments	21,683,747	—	—	21,683,747
TOTAL INVESTMENTS	$259,622,442	$—	$—	$259,622,442
See accompanying notes to financial statements.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg 1-3 Month T-Bills ETF	127,586	$11,714,947	$36,164,357	$47,414,769	$(19,957)	$(31,017)	4,506	$413,561	$460,570
SPDR Bloomberg High Yield Bond ETF	98,180	9,035,505	31,366,118	18,073,190	(58,940)	15,463	236,395	22,284,956	756,613
SPDR Bloomberg International Treasury Bond ETF	558,817	12,601,323	25,206,872	37,213,515	(446,678)	(148,002)	—	—	167,295
SPDR Portfolio Intermediate Term Corporate Bond ETF	434,649	13,956,579	24,944,945	37,483,759	171,116	64,385	50,776	1,653,266	557,413
SPDR Portfolio Intermediate Term Treasury ETF	1,951,784	55,215,969	99,102,600	66,008,005	(641,935)	193,349	3,135,688	87,861,978	2,470,087
SPDR Portfolio Long Term Corporate Bond ETF	265,123	6,166,761	16,968,276	11,221,294	(67,623)	(270,235)	513,343	11,575,885	354,971
SPDR Portfolio Long Term Treasury ETF	623,115	18,631,139	49,160,147	30,891,690	(2,424,239)	1,093,017	1,306,700	35,568,374	505,834
SPDR Portfolio Mortgage Backed Bond ETF	2,371,611	51,961,997	72,052,126	44,410,341	(1,439,757)	416,650	3,643,054	78,580,675	2,050,496
State Street Institutional U.S. Government Money Market Fund, Class G Shares	300,805	300,805	2,847,621	3,077,398	—	—	71,028	71,028	14,671
State Street Navigator Securities Lending Portfolio II	48,283,244	48,283,244	1,075,117,862	1,101,788,387	—	—	21,612,719	21,612,719	438,335
Total		$227,868,269	$1,432,930,924	$1,397,582,348	$(4,928,013)	$1,333,610		$259,622,442	$7,776,285
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 99.9%
The Communication Services Select Sector SPDR Fund (a)(b)	753,484	$64,543,440
The Consumer Staples Select Sector SPDR Fund (a)(b)	265,704	20,347,612
The Energy Select Sector SPDR Fund (a)	428,327	39,042,006
The Financial Select Sector SPDR Fund (a)(b)	2,078,862	85,462,017
The Industrial Select Sector SPDR Fund (a)(b)	890,217	108,490,746
The Technology Select Sector SPDR Fund (a)(b)	1,046,741	236,804,216
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $485,951,874)		554,690,037
SHORT-TERM INVESTMENTS — 13.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (c)(d)	1,002,267	1,002,267
State Street Navigator Securities Lending Portfolio II (e)(f)	71,204,113	71,204,113
TOTAL SHORT-TERM INVESTMENTS (Cost $72,206,380)		$72,206,380
TOTAL INVESTMENTS — 112.9% (Cost $558,158,254)		626,896,417
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.9)%		(71,450,018)
NET ASSETS — 100.0%		$555,446,399

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$554,690,037	$—	$—	$554,690,037
Short-Term Investments	72,206,380	—	—	72,206,380
TOTAL INVESTMENTS	$626,896,417	$—	$—	$626,896,417
See accompanying notes to financial statements.

SPDR SSGA US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	385,530	$385,530	$8,280,518	$7,663,781	$—	$—	1,002,267	$1,002,267	$29,930
State Street Navigator Securities Lending Portfolio II	91,543,951	91,543,951	2,642,260,659	2,662,600,497	—	—	71,204,113	71,204,113	278,344
The Communication Services Select Sector SPDR Fund	96,107	6,254,643	176,024,779	133,325,726	6,923,477	8,666,267	753,484	64,543,440	603,562
The Consumer Discretionary Select Sector SPDR Fund	295,657	50,205,515	95,163,745	145,036,216	4,367,036	(4,700,080)	—	—	303,612
The Consumer Staples Select Sector SPDR Fund	421,950	31,296,031	116,329,157	128,307,028	674,739	354,713	265,704	20,347,612	641,698
The Energy Select Sector SPDR Fund	167,682	13,610,748	54,073,118	28,981,774	754,434	(414,520)	428,327	39,042,006	722,794
The Financial Select Sector SPDR Fund	—	—	146,491,194	71,056,632	3,007,273	7,020,182	2,078,862	85,462,017	926,362
The Health Care Select Sector SPDR Fund	462,115	61,336,524	105,224,374	168,757,167	3,306,567	(1,110,298)	—	—	416,127
The Industrial Select Sector SPDR Fund	649,374	69,690,818	131,977,677	98,744,145	6,087,939	(521,543)	890,217	108,490,746	887,432
The Materials Select Sector SPDR Fund	—	—	41,177,550	40,394,490	(783,060)	—	—	—	50,090
The Technology Select Sector SPDR Fund	382,122	66,435,731	209,802,125	81,053,574	9,867,041	31,752,893	1,046,741	236,804,216	1,176,877
Total		$390,759,491	$3,726,804,896	$3,565,921,030	$34,205,446	$41,047,614		$626,896,417	$6,036,828
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 92.6%
AUSTRALIA — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$200,000	$174,812
BRAZIL — 9.1%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,066,670	1,026,264
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 10/15/2024 (a)	500,000	509,510
Braskem Netherlands Finance BV 7.25%, 2/13/2033	1,200,000	1,129,848
CSN Resources SA 5.88%, 4/8/2032	400,000	333,872
Guara Norte SARL 5.20%, 6/15/2034	2,244,287	2,068,200
Itau Unibanco Holding SA 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (a)	200,000	194,364
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	206,762
MV24 Capital BV 6.75%, 6/1/2034	315,320	299,961
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	629,489	625,152
Simpar Europe SA 5.20%, 1/26/2031	200,000	164,868
Suzano International Finance BV 4.00%, 1/14/2025	1,350,000	1,335,906
Unigel Luxembourg SA 8.75%, 10/1/2026 (b)	200,000	56,616
		7,951,323
CHILE — 7.3%
Agrosuper SA 4.60%, 1/20/2032	1,350,000	1,179,806
Banco del Estado de Chile 5 yr. CMT + 3.23%, 7.95%, 5/2/2029 (a) (c)	400,000	412,888
CAP SA 3.90%, 4/27/2031 (c)	2,100,000	1,678,404
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (c)	1,981,629	1,581,142
Empresa Electrica Angamos SA 4.88%, 5/25/2029	86,900	78,016
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	821,160	797,379
GNL Quintero SA 4.63%, 7/31/2029	647,200	631,913
		6,359,548
COLOMBIA — 8.3%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (c)	1,975,000	1,594,615
7.50%, 12/15/2028	191,666	188,368
Banco Davivienda SA 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (c)	400,000	289,132
Security Description	Principal Amount	Value
Bancolombia SA:
5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (a)	$400,000	$408,812
5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (a)	400,000	386,780
Canacol Energy Ltd. 5.75%, 11/24/2028	1,100,000	585,255
Ecopetrol SA:
4.63%, 11/2/2031	1,500,000	1,227,795
5.88%, 5/28/2045	100,000	71,563
5.88%, 11/2/2051	250,000	173,457
Empresas Publicas de Medellin ESP:
4.25%, 7/18/2029	1,500,000	1,292,820
4.38%, 2/15/2031	500,000	410,710
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	171,860	168,968
Oleoducto Central SA 4.00%, 7/14/2027	500,000	463,110
		7,261,385
DOMINICAN REPUBLIC — 0.2%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (c) (d)	200,000	201,894
GUATEMALA — 0.2%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	200,000	192,142
INDIA — 11.8%
Adani Electricity Mumbai Ltd. 3.95%, 2/12/2030	611,000	524,348
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (c)	1,204,000	1,007,520
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	792,130
4.20%, 8/4/2027	200,000	185,702
4.38%, 7/3/2029	700,000	626,920
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	1,400,000	1,326,251
4.25%, 5/21/2036	604,000	501,416
Bharti Airtel Ltd. 4.38%, 6/10/2025	2,000,000	1,977,680
JSW Hydro Energy Ltd. 4.13%, 5/18/2031	152,000	134,178
Reliance Industries Ltd.:
3.67%, 11/30/2027	500,000	474,485
4.13%, 1/28/2025	1,500,000	1,487,040
UPL Corp. Ltd.:
4.50%, 3/8/2028	200,000	174,528
4.63%, 6/16/2030	900,000	741,375
Vedanta Resources Ltd. 13.88%, 12/9/2028	376,000	359,633
		10,313,206

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
INDONESIA — 12.6%
Adaro Indonesia PT 4.25%, 10/31/2024	$1,500,000	$1,486,440
Freeport Indonesia PT:
4.76%, 4/14/2027	900,000	881,415
5.32%, 4/14/2032 (c)	1,200,000	1,159,500
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	1,700,000	1,683,170
5.45%, 5/15/2030	363,000	355,755
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039 (c)	1,625,820	1,627,462
Minejesa Capital BV 5.63%, 8/10/2037	2,200,000	1,993,112
Pertamina Persero PT 1.40%, 2/9/2026	2,000,000	1,869,140
		11,055,994
JAMAICA — 0.0% (e)
Digicel Group Holdings Ltd. Series 2A, Zero Coupon, 12/31/2030 (c) (f)	96,183	12,095
KUWAIT — 1.1%
MEGlobal Canada ULC 5.00%, 5/18/2025	1,000,000	989,624
MEXICO — 12.7%
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	778,248
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5 yr. CMT + 3.00%, 7.53%, 10/1/2028 (a)	500,000	519,795
BBVA Bancomer SA:
5 yr. CMT + 4.66%, 8.45%, 6/29/2038 (a)	202,000	208,561
5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (a)	1,870,000	1,726,029
Braskem Idesa SAPI 6.99%, 2/20/2032	200,000	151,592
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (c)	700,000	726,075
Cometa Energia SA de CV 6.38%, 4/24/2035	1,796,300	1,740,884
Comision Federal de Electricidad:
3.35%, 2/9/2031	600,000	494,424
4.75%, 2/23/2027	1,000,000	965,630
Electricidad Firme de Mexico Holdings SA de CV 4.90%, 11/20/2026	400,000	376,668
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	367,488	360,683
KUO SAB de CV 5.75%, 7/7/2027	200,000	193,132
Security Description	Principal Amount	Value
Mexarrend SAPI de CV 10.25%, 7/24/2024 (c)	$300,000	$39,417
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,674,197	1,631,153
Petroleos Mexicanos 6.75%, 9/21/2047	650,000	427,017
Southern Copper Corp. 3.88%, 4/23/2025	100,000	98,430
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	701,343	631,510
		11,069,248
PANAMA — 1.1%
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	246,000	178,057
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	800,000	735,992
		914,049
PARAGUAY — 0.8%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	380,207	284,429
Frigorifico Concepcion SA 7.70%, 7/21/2028	200,000	137,700
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	416,667	285,196
		707,325
PERU — 14.8%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (a)	1,000,000	929,410
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	1,300,000	1,253,460
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	1,900,000	1,842,544
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	400,000	385,876
Fenix Power Peru SA 4.32%, 9/20/2027	900,059	859,610
Inkia Energy Ltd. 5.88%, 11/9/2027	400,000	398,428
InRetail Consumer 3.25%, 3/22/2028	500,000	451,740
InRetail Shopping Malls 5.75%, 4/3/2028	1,250,000	1,218,988
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	1,019,000	950,635
Intercorp Peru Ltd. 3.88%, 8/15/2029	400,000	355,536
Kallpa Generacion SA 4.13%, 8/16/2027	500,000	476,300
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	508,977	463,393
5.88%, 7/5/2034	1,497,780	1,474,071
Minsur SA 4.50%, 10/28/2031	1,300,000	1,144,832

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Orazul Energy Peru SA 5.63%, 4/28/2027	$252,000	$238,573
Petroleos del Peru SA:
4.75%, 6/19/2032	500,000	370,565
5.63%, 6/19/2047	200,000	126,492
		12,940,453
SINGAPORE — 6.9%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	2,050,000	1,925,991
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a) (c)	2,100,000	2,007,600
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (a)	1,200,000	1,107,876
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (a)	1,100,000	1,031,862
		6,073,329
SOUTH AFRICA — 0.6%
Sasol Financing USA LLC 5.50%, 3/18/2031	600,000	504,534
SOUTH KOREA — 0.4%
KT Corp. 2.50%, 7/18/2026	400,000	378,100
UNITED STATES — 4.5%
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	700,000	676,053
4.63%, 8/1/2030	1,300,000	1,251,471
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 5.13%, 2/1/2028	2,000,000	1,976,320
		3,903,844
TOTAL CORPORATE BONDS & NOTES (Cost $83,116,272)		81,002,905
FOREIGN GOVERNMENT OBLIGATIONS — 5.9%
COLOMBIA — 2.0%
Colombia Government International Bonds:
3.88%, 4/25/2027	800,000	752,560
4.13%, 5/15/2051	950,000	566,643
5.00%, 6/15/2045	700,000	490,543
		1,809,746
MEXICO — 1.8%
Mexico Government International Bonds:
4.40%, 2/12/2052	1,100,000	799,869
6.34%, 5/4/2053	800,000	752,612
		1,552,481
Security Description	Principal Amount	Value
PANAMA — 1.3%
Panama Government International Bonds:
3.87%, 7/23/2060	$1,800,000	$1,024,535
4.30%, 4/29/2053	200,000	127,941
		1,152,476
SOUTH KOREA — 0.8%
Korea East-West Power Co. Ltd. 1.75%, 5/6/2025	700,000	678,552
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,022,206)		5,193,255
	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (g) (h) (Cost $589,301)	589,301	589,301
TOTAL INVESTMENTS — 99.2% (Cost $90,727,779)		86,785,461
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		721,337
NET ASSETS — 100.0%		$87,506,798
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Security is currently in default and/or issuer is in bankruptcy.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.4% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $12,095, representing less than 0.05% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$80,990,810	$12,095	$81,002,905
Foreign Government Obligations	—	5,193,255	—	5,193,255
Short-Term Investment	589,301	—	—	589,301
TOTAL INVESTMENTS	$589,301	$86,184,065	$12,095	$86,785,461

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,452,803	$2,452,803	$42,779,600	$44,643,102	$—	$—	589,301	$589,301	$75,857
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 16.1%
AEROSPACE & DEFENSE — 0.2%
Boeing Co. 4.88%, 5/1/2025	$364,000	$360,153
AUTO MANUFACTURERS — 0.5%
Ford Motor Co. 4.35%, 12/8/2026	365,000	354,397
General Motors Financial Co., Inc. 5.25%, 3/1/2026	355,000	353,001
		707,398
BANKS — 4.0%
Banco Bilbao Vizcaya Argentaria Colombia SA 4.88%, 4/21/2025	200,000	197,598
Banco de Bogota SA 6.25%, 5/12/2026	200,000	197,332
Banco de Credito del Peru SA 5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (a)	150,000	144,630
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (a)	150,000	144,106
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (a)	150,000	145,464
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (a)	200,000	177,252
Bank of Montreal Series MTN, 1.50%, 1/10/2025	363,000	355,195
Bank of Nova Scotia 4.75%, 2/2/2026	361,000	357,325
BBVA Bancomer SA 5 yr. CMT + 3.00%, 5.35%, 11/12/2029 (a)	200,000	197,868
Commonwealth Bank of Australia SOFR + 0.63%, 6.00%, 9/12/2025 (a) (b)	318,000	318,735
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (a)	200,000	187,902
Global Bank Corp. 3 mo. USD Term SOFR + 3.30%, 5.25%, 4/16/2029 (a)	200,000	183,998
Goldman Sachs Bank USA SOFR + 0.77%, 6.14%, 3/18/2027 (a)	225,000	225,074
JPMorgan Chase & Co.:
SOFR + 0.49%, 0.77%, 8/9/2025 (a)	168,000	167,079
3.90%, 7/15/2025	360,000	354,503
Security Description	Principal Amount	Value
SOFR + 0.92%, 6.28%, 4/22/2028 (a)	$314,000	$315,171
Morgan Stanley Series GMTN, 3.88%, 1/27/2026	365,000	356,798
Multibank, Inc. 7.75%, 2/3/2028 (b)	200,000	200,152
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (a)	200,000	191,200
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (a)	170,000	170,177
Toronto-Dominion Bank Series MTN, 0.70%, 9/10/2024	364,000	360,513
Truist Financial Corp. Series MTN, SOFR + 1.46%, 4.26%, 7/28/2026 (a)	359,000	353,127
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.09%, 2.41%, 10/30/2025 (a)	360,000	355,900
Series MTN, SOFR + 1.07%, 6.43%, 4/22/2028 (a)	269,000	270,329
		5,927,428
BIOTECHNOLOGY — 0.5%
Amgen, Inc. 5.51%, 3/2/2026	355,000	354,989
Royalty Pharma PLC 1.75%, 9/2/2027	400,000	359,300
		714,289
CHEMICALS — 0.3%
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	188,156
Sociedad Quimica y Minera de Chile SA 4.38%, 1/28/2025	200,000	198,196
		386,352
COMMERCIAL SERVICES — 0.3%
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	172,000	143,884
Adani Ports & Special Economic Zone Ltd. 4.00%, 7/30/2027	200,000	184,758
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	157,372	156,288
		484,930

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65%, 10/29/2024	$366,000	$361,055
American Express Co. SOFR + 1.00%, 6.37%, 2/16/2028 (a)	358,000	359,550
Aviation Capital Group LLC 1.95%, 1/30/2026 (b)	381,000	358,525
Avolon Holdings Funding Ltd. 2.13%, 2/21/2026 (b)	385,000	361,950
		1,441,080
ELECTRIC — 1.4%
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (c)	55,000	54,738
American Electric Power Co., Inc. 5.20%, 1/15/2029	357,000	355,215
Comision Federal de Electricidad 4.75%, 2/23/2027	200,000	193,126
Entergy Louisiana LLC 0.95%, 10/1/2024	360,000	355,785
Exelon Corp. 5.15%, 3/15/2029	180,000	179,384
Fenix Power Peru SA 4.32%, 9/20/2027	251,765	240,450
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	154,840	154,996
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	120,968	117,858
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	186,000	167,982
4.95%, 6/8/2025	195,000	193,247
		2,012,781
ENGINEERING & CONSTRUCTION — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	126,736	94,810
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc. 2.50%, 8/15/2024	356,000	354,505
Veralto Corp. 5.50%, 9/18/2026 (b)	357,000	356,886
		711,391
FOOD — 0.2%
BRF GmbH 4.35%, 9/29/2026	200,000	191,298
Campbell Soup Co. 5.20%, 3/19/2027	141,000	141,203
Security Description	Principal Amount	Value
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 3.00%, 2/2/2029	$50,000	$44,586
		377,087
FOREST PRODUCTS & PAPER — 0.1%
Suzano International Finance BV 4.00%, 1/14/2025	100,000	98,956
GAS — 0.2%
NiSource, Inc. 5.20%, 7/1/2029	261,000	260,068
HEALTH CARE PRODUCTS — 0.2%
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	361,000	355,206
HEALTH CARE SERVICES — 0.6%
Elevance Health, Inc.:
3.50%, 8/15/2024	362,000	360,795
5.15%, 6/15/2029	190,000	190,513
HCA, Inc. 5.38%, 2/1/2025	362,000	360,693
		912,001
INSURANCE — 0.5%
Athene Global Funding:
1.72%, 1/7/2025 (b)	91,000	89,045
SOFR + 0.85%, 6.21%, 5/8/2026 (a) (b)	496,000	496,119
F&G Global Funding 5.88%, 6/10/2027 (b)	145,000	144,338
		729,502
INTERNET — 0.2%
Expedia Group, Inc. 6.25%, 5/1/2025 (b)	358,000	358,920
MACHINERY-DIVERSIFIED — 0.1%
AGCO Corp. 5.45%, 3/21/2027	90,000	90,196
MINING — 0.7%
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	50,000	47,983
Glencore Funding LLC:
1.63%, 9/1/2025 (b)	373,000	355,827
SOFR + 1.06%, 6.41%, 4/4/2027 (a) (b)	288,000	288,176
Industrias Penoles SAB de CV 4.15%, 9/12/2029	200,000	185,000
Southern Copper Corp. 3.88%, 4/23/2025	100,000	98,430
		975,416
OIL & GAS — 0.2%
ONGC Videsh Ltd. 4.63%, 7/15/2024	200,000	199,888

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Petrobras Global Finance BV 7.38%, 1/17/2027	$70,000	$72,139
		272,027
OIL & GAS SERVICES — 0.1%
Guara Norte SARL 5.20%, 6/15/2034	165,630	152,635
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 3.65%, 9/15/2024	200,000	199,000
PHARMACEUTICALS — 0.1%
Bristol-Myers Squibb Co. SOFR + 0.49%, 5.86%, 2/20/2026 (a)	198,000	198,507
PIPELINES — 0.9%
AI Candelaria Spain SA 7.50%, 12/15/2028	191,666	188,368
Enbridge, Inc. 5.90%, 11/15/2026	353,000	357,024
Energy Transfer LP 6.05%, 12/1/2026	345,000	349,630
GNL Quintero SA 4.63%, 7/31/2029	258,880	252,765
Transportadora de Gas del Peru SA 4.25%, 4/30/2028	160,000	154,267
		1,302,054
REAL ESTATE — 0.1%
InRetail Shopping Malls 5.75%, 4/3/2028	100,000	97,519
REAL ESTATE INVESTMENT TRUSTS — 0.5%
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (b)	368,000	355,168
Welltower OP LLC 4.00%, 6/1/2025	359,000	353,202
		708,370
RETAIL — 0.2%
Dollar Tree, Inc. 4.00%, 5/15/2025	366,000	360,645
SEMICONDUCTORS — 0.7%
Broadcom, Inc. 3.15%, 11/15/2025	371,000	359,558
Microchip Technology, Inc.:
0.98%, 9/1/2024	240,000	237,953
4.25%, 9/1/2025	127,000	125,022
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.40%, 6/1/2027	342,000	334,449
		1,056,982
SOFTWARE — 0.5%
Oracle Corp. 5.80%, 11/10/2025	352,000	353,739
Security Description	Principal Amount	Value
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	$357,000	$353,655
		707,394
TELECOMMUNICATIONS — 0.2%
Millicom International Cellular SA 5.13%, 1/15/2028	180,000	170,170
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	200,000	195,530
		365,700
TRANSPORTATION — 0.7%
Canadian Pacific Railway Co. 1.35%, 12/2/2024	362,000	355,506
Lima Metro Line 2 Finance Ltd. 5.88%, 7/5/2034	171,665	168,948
MV24 Capital BV 6.75%, 6/1/2034	157,660	149,980
Ryder System, Inc. Series MTN, 5.25%, 6/1/2028	328,000	328,679
		1,003,113
TRUCKING & LEASING — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 7/1/2027 (b)	343,000	333,808
TOTAL CORPORATE BONDS & NOTES (Cost $23,759,326)		23,755,718
ASSET-BACKED SECURITIES — 26.8%
AUTOMOBILE — 2.5%
Bridgecrest Lending Auto Securitization Trust Series 2024-2, Class A2, 5.78%, 2/16/2027	500,000	499,736
Carvana Auto Receivables Trust Series 2023-P5, Class A2, 5.77%, 4/12/2027 (b)	499,513	499,128
Citizens Auto Receivables Trust Series 2023-2, Class A2A, 6.09%, 10/15/2026 (b)	185,290	185,570
CPS Auto Receivables Trust Series 2021-A, Class D, 1.16%, 12/15/2026 (b)	250,962	246,563
Exeter Automobile Receivables Trust Series 2023-5A, Class A2, 6.20%, 4/15/2026	250,532	250,737
GLS Auto Receivables Issuer Trust:
Series 2021-2A, Class C, 1.08%, 6/15/2026 (b)	70,719	70,441
Series 2023-4A, Class A2, 6.40%, 12/15/2026 (b)	389,442	390,216

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Hertz Vehicle Financing LLC Series 2021-1A, Class B, 1.56%, 12/26/2025 (b)	$350,000	$345,187
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.48%, 1/15/2027	271,883	268,517
Westlake Automobile Receivables Trust:
Series 2023-2A, Class A3, 5.80%, 2/16/2027 (b)	400,000	399,780
Series 2023-4A, Class A2, 6.23%, 1/15/2027 (b)	484,085	484,901
		3,640,776
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.60%, 10/16/2036 (a) (b)	125,168	124,741
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 6.78%, 1/15/2037 (a) (b)	250,000	248,952
BDS LLC Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 7.14%, 3/19/2039 (a) (b)	249,998	249,295
BDS Ltd.:
Series 2021-FL8, Class A, 1 mo. USD Term SOFR + 1.03%, 6.37%, 1/18/2036 (a) (b)	21,063	21,045
Series 2021-FL9, Class A, 1 mo. USD Term SOFR + 1.18%, 6.52%, 11/16/2038 (a) (b)	103,752	103,048
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 6.60%, 8/19/2038 (a) (b)	276,117	272,872
BSPRT Issuer Ltd.:
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.43%, 6.76%, 12/15/2038 (a) (b)	171,854	170,826
Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 6.83%, 2/15/2037 (a) (b)	288,173	287,518
Security Description	Principal Amount	Value
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.54%, 3/15/2036 (a) (b)	$169,443	$168,364
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.69%, 11/16/2036 (a) (b)	276,382	275,114
Series 2022-FL4, Class AS, 30 day USD SOFR Average + 2.40%, 7.73%, 1/19/2039 (a) (b)	250,000	249,998
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 6.66%, 5/16/2038 (a) (b)	288,978	286,203
Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 6.46%, 7/15/2039 (a) (b)	150,000	149,701
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 6.74%, 2/15/2039 (a) (b)	250,000	241,641
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 6.79%, 2/17/2039 (a) (b)	200,000	199,113
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 6.51%, 2/15/2039 (a) (b)	199,595	196,510
LCCM Trust:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.89%, 11/15/2038 (a) (b)	161,720	159,947
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 6.64%, 12/13/2038 (a) (b)	117,218	114,853
LFT CRE Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.28%, 6.61%, 6/15/2039 (a) (b)	329,935	329,275
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 6.74%, 11/15/2038 (a) (b)	225,474	223,718
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 6.88%, 1/17/2037 (a) (b)	498,361	495,847

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 6.69%, 2/19/2037 (a) (b)	$336,126	$333,769
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 6.53%, 10/16/2036 (a) (b)	249,238	247,847
Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.21%, 6.55%, 7/16/2036 (a) (b)	202,642	201,541
PFP Ltd. Series 2021-8, Class A, 1 mo. USD Term SOFR + 1.11%, 6.44%, 8/9/2037 (a) (b)	176,567	175,700
Ready Capital Mortgage Financing LLC Series 2021-FL6, Class A, 1 mo. USD Term SOFR + 1.06%, 6.41%, 7/25/2036 (a) (b)	20,652	20,498
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (b)	250,000	241,379
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 6.68%, 11/15/2038 (a) (b)	220,000	217,611
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 6.98%, 2/15/2039 (a) (b)	316,563	313,391
VMC Finance LLC Series 2022-FL5, Class A, 30 day USD SOFR Average + 1.90%, 7.23%, 2/18/2039 (a) (b)	590,238	588,398
		6,908,715
HOME EQUITY ABS — 0.3%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.74%, 10/25/2034 (a)	475,181	409,630
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 4.48%, 10/25/2036 (a)	259,102	80,317
		489,947
Security Description	Principal Amount	Value
OTHER ABS — 18.5%
ACHV ABS Trust Series 2023-4CP, Class A, 6.81%, 11/25/2030 (b)	$86,107	$86,154
Affirm Asset Securitization Trust:
Series 2024-X1, Class A, 6.27%, 5/15/2029 (b)	693,205	694,221
Series 2023-X1, Class A, 7.11%, 11/15/2028 (b)	376,456	377,819
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, 3 mo. USD Term SOFR + 1.47%, 6.80%, 10/15/2034 (a) (b)	1,500,000	1,499,250
Carlyle U.S. CLO Ltd. Series 2021-1A, Class A1, 3 mo. USD Term SOFR + 1.40%, 6.73%, 4/15/2034 (a) (b)	1,000,000	1,002,137
CarVal CLO IV Ltd. Series 2021-1A, Class A1A, 3 mo. USD Term SOFR + 1.44%, 6.77%, 7/20/2034 (a) (b)	500,000	499,750
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 7.00%, 4/20/2037 (a) (b)	500,000	503,245
CQS U.S. CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.48%, 6.81%, 1/20/2035 (a) (b)	1,500,000	1,498,650
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	288,725	275,211
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (b)	846,000	807,329
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A, 3 mo. USD Term SOFR + 1.71%, 7.04%, 11/30/2032 (a) (b)	1,150,000	1,149,770
Katayma CLO II Ltd. Series 2024-2A, Class A1, 3 mo. USD Term SOFR + 1.65%, 6.94%, 4/20/2037 (a) (b)	500,000	502,300
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (b)	297,654	231,961
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 6.82%, 10/17/2034 (a) (b)	2,000,000	2,001,454

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Marble Point CLO XXII Ltd. Series 2021-2A, Class A, 3 mo. USD Term SOFR + 1.46%, 6.79%, 7/25/2034 (a) (b)	$1,000,000	$1,000,677
Marlette Funding Trust:
Series 2022-3A, Class B, 5.95%, 11/15/2032 (b)	500,000	499,866
Series 2024-1A, Class A, 5.95%, 7/17/2034 (b)	600,000	600,279
MP CLO VIII Ltd. Series 2015-2A, Class ARR, 3 mo. USD Term SOFR + 1.46%, 6.79%, 4/28/2034 (a) (b)	1,300,000	1,298,700
Northwoods Capital XVI Ltd. Series 2017-16A, Class A, 3 mo. USD Term SOFR + 1.53%, 6.85%, 11/15/2030 (a) (b)	753,602	754,883
Octagon Investment Partners 51 Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.41%, 6.74%, 7/20/2034 (a) (b)	1,000,000	1,000,820
Pagaya AI Debt Selection Trust Series 2021-5, Class B, 2.63%, 8/15/2029 (b)	412,110	409,759
Pagaya AI Debt Trust:
Series 2023-5, Class A, 7.18%, 4/15/2031 (b)	146,912	147,204
Series 2023-7, Class A, 7.23%, 7/15/2031 (b)	258,341	258,917
Series 2023-8, Class A, 7.30%, 6/16/2031 (b)	568,009	574,175
Series 2023-1, Class A, 7.56%, 7/15/2030 (b)	152,163	152,543
Peace Park CLO Ltd. Series 2021-1A, Class A, 3 mo. USD Term SOFR + 1.39%, 6.72%, 10/20/2034 (a) (b)	1,000,000	1,004,012
Regatta VI Funding Ltd. Series 2016-1A, Class AR2, 3 mo. USD Term SOFR + 1.42%, 6.75%, 4/20/2034 (a) (b)	1,000,000	999,800
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.74%, 1/20/2035 (a) (b)	2,265,000	2,266,812
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 6.94%, 4/20/2037 (a) (b)	1,000,000	1,006,123
Security Description	Principal Amount	Value
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (b)	$306,654	$281,398
Shackleton CLO Ltd. Series 2013-3A, Class AR, 3 mo. USD Term SOFR + 1.38%, 6.71%, 7/15/2030 (a) (b)	195,412	195,393
Sound Point CLO 38 Ltd. Series 2024-38A, Class A1, 3 mo. USD Term SOFR + 1.60%, 6.92%, 2/20/2037 (a) (b)	1,000,000	1,002,127
Sound Point CLO XXVI Ltd. Series 2020-1A, Class AR, 3 mo. USD Term SOFR + 1.43%, 6.76%, 7/20/2034 (a) (b)	1,000,000	1,001,344
Vibrant CLO IV Ltd. Series 2016-4A, Class A1RR, 3 mo. USD Term SOFR + 1.38%, 6.71%, 7/20/2032 (a) (b)	500,000	499,800
Vibrant CLO VIII Ltd. Series 2018-8A, Class A1A, 3 mo. USD Term SOFR + 1.40%, 6.73%, 1/20/2031 (a) (b)	239,785	240,028
Wellfleet CLO Ltd. Series 2020-2A, Class AR, 3 mo. USD Term SOFR + 1.48%, 6.81%, 7/15/2034 (a) (b)	1,000,000	999,400
		27,323,311
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (b)	82,734	77,045
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (b)	11,967	11,794
		88,839
WL COLLATERAL CMO — 0.7%
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (b) (c)	260,004	254,695
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (b) (c)	851,769	836,493
		1,091,188
TOTAL ASSET-BACKED SECURITIES (Cost $39,541,695)		39,542,776

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
COLOMBIA — 0.1%
Colombia Government International Bonds 4.50%, 1/28/2026	$200,000	$195,747
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bonds 5.50%, 1/27/2025	100,000	99,904
SOUTH AFRICA — 0.1%
Republic of South Africa Government International Bonds 4.88%, 4/14/2026	200,000	194,805
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $507,760)		490,456
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Federal Home Loan Mortgage Corp. REMICS:
Series 4990, Class FN, 30 day USD SOFR Average + 0.46%, 5.80%, 5/25/2050 (a)	766,068	734,726
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	377,751	348,738
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	822,247	692,855
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	110,989	108,197
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 6.59%, 3/25/2044 (a) (b)	1,555,900	1,557,107
Federal National Mortgage Association:
3.00%, 11/1/2033	516,869	487,388
3.00%, 11/1/2036	136,195	125,486
5.00%, 8/1/2043	761,768	749,110
6.00%, 10/1/2053	381,630	383,509
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 5.95%, 2/25/2038 (a)	820,951	814,916
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 5.92%, 12/25/2040 (a)	113,201	112,393
Security Description	Principal Amount	Value
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 5.90%, 3/25/2046 (a)	$195,842	$192,845
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.75%, 12/25/2047 (a)	139,246	136,005
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 5.75%, 6/25/2048 (a)	154,517	150,817
Federal National Mortgage Association-ACES Series 2020-M49, Class 1A1, VRN, 1.30%, 11/25/2030 (a)	984,390	871,242
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,842,334)		7,465,334
U.S. TREASURY OBLIGATIONS — 23.4%
U.S. Treasury Notes:
0.38%, 1/31/2026	11,900,000	11,089,777
0.63%, 7/31/2026	18,950,000	17,432,520
0.63%, 3/31/2027	6,800,000	6,116,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,582,996)		34,638,578
MORTGAGE-BACKED SECURITIES — 14.0%
BLP Commercial Mortgage Trust Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 6.67%, 3/15/2041 (a) (b)	250,000	248,128
BX Trust Series 2019-CALM, Class A, 1 mo. USD Term SOFR + 0.99%, 6.32%, 11/15/2032 (a) (b)	1,091,231	1,089,235
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A4, 3.33%, 4/15/2049	270,000	258,329
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 5.15%, 7/25/2037 (a)	2,916,605	2,294,348
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1, 5.25%, 2/25/2049 (b)	500,000	492,607
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	414,759	201,672
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	227,654	119,333

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
CSMC Trust Series 2020-RPL3, Class A1, CMO, 4.08%, 3/25/2060 (a) (b)	$727,161	$724,115
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 5.85%, 6/25/2050 (a)	863,710	848,194
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 5.95%, 11/25/2046 (a)	756,949	748,738
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 6.87%, 3/15/2039 (a) (b)	200,000	199,551
GS Mortgage Securities Trust Series 2013-GC13, Class AS, 3.98%, 7/10/2046 (a) (b)	184,518	176,574
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 4.89%, 10/25/2066 (b) (c)	341,878	335,986
Series 2021-GS2, Class A1, 4.75%, 4/25/2061 (b) (c)	284,197	278,952
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.78%, 11/25/2036 (a)	2,362,490	2,143,421
Med Trust Series 2021-MDLN, Class A, 1 mo. USD Term SOFR + 1.06%, 6.39%, 11/15/2038 (a) (b)	303,543	303,239
MFA Trust Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (b) (c)	588,895	591,517
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class AS, 4.00%, 7/15/2050 (a)	259,000	252,133
OBX Trust Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (b) (c)	718,520	721,840
PRPM LLC Series 2022-1, Class A1, 3.72%, 2/25/2027 (b) (c)	1,440,151	1,415,101
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, IO, 6.00%, 7/25/2036	2,582,026	656,321
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	528,539	508,870
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (b) (c)	690,936	642,605
Series 2023-5, Class A1, 6.48%, 6/25/2068 (b) (c)	997,304	998,571
Security Description	Principal Amount	Value
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (b) (c)	$1,120,897	$1,120,289
Series 2024-1, Class A1, 5.71%, 1/25/2069 (b) (c)	744,641	740,462
Series 2024-3, Class A1, 6.34%, 4/25/2069 (b) (c)	588,732	592,369
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.36%, 12/25/2036 (a)	1,638,714	1,441,888
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 5.50%, 10/25/2035 (a)	253,750	230,833
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 5/15/2048	270,000	264,538
TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,950,780)		20,639,759
COMMERCIAL MORTGAGE BACKED SECURITIES — 4.8%
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (b)	139,000	128,488
AREIT Trust Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 6.58%, 1/20/2037 (a) (b)	78,584	78,080
Bank:
Series 2017-BNK6, Class XA, IO, 0.90%, 7/15/2060 (a)	964,239	16,927
Series 2020-BN26, Class XA, IO, VRN, 1.32%, 3/15/2063 (a)	1,281,117	65,353
Benchmark Mortgage Trust:
Series 2018-B1, Class XA, IO, 0.66%, 1/15/2051 (a)	1,537,613	22,011
Series 2019-B15, Class XA, IO, VRN, 0.93%, 12/15/2072 (a)	4,023,958	127,114
BPR Trust:
Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 6.49%, 9/15/2038 (a) (b)	192,000	190,432
Series 2022-OANA, Class A, 1 mo. USD Term SOFR + 1.90%, 7.23%, 4/15/2037 (a) (b)	250,000	250,087

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
BX Commercial Mortgage Trust:
Series 2019-IMC, Class B, 1 mo. USD Term SOFR + 1.35%, 6.68%, 4/15/2034 (a) (b)	$100,000	$98,309
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 6.17%, 10/15/2036 (a) (b)	122,160	120,748
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 6.36%, 12/15/2038 (a) (b)	250,000	247,072
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 6.49%, 5/15/2038 (a) (b)	132,873	127,741
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	317,000	306,549
Series 2016-GC37, Class XA, IO, 1.81%, 4/10/2049 (a)	368,622	7,602
CLNC Ltd. Series 2019-FL1, Class AS, ABS, 1 mo. USD Term SOFR + 1.66%, 7.00%, 8/20/2035 (a) (b)	130,442	129,155
Cold Storage Trust Series 2020-ICE5, Class A, 1 mo. USD Term SOFR + 1.01%, 6.34%, 11/15/2037 (a) (b)	221,173	220,473
COMM Mortgage Trust:
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	200,000	197,329
Series 2015-CR25, Class XA, IO, 0.94%, 8/10/2048 (a)	1,027,943	6,206
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.21%, 6/15/2050 (a)	234,182	5,555
Series 2017-CX10, Class XA, IO, 0.89%, 11/15/2050 (a)	835,131	15,019
Series 2017-CX9, Class XA, IO, 0.74%, 9/15/2050 (a)	1,115,838	11,396
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	238,692	228,329
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 0.87%, 6.20%, 10/15/2038 (a) (b)	180,996	179,341
Extended Stay America Trust Series 2021-ESH, Class A, 1 mo. USD Term SOFR + 1.19%, 6.52%, 7/15/2038 (a) (b)	272,338	271,523
Security Description	Principal Amount	Value
FS Rialto Issuer LLC Series 2019-FL1, Class A, 1 mo. USD Term SOFR + 1.31%, 6.64%, 12/16/2036 (a) (b)	$277,713	$276,549
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 6.70%, 7/16/2035 (a) (b)	166,475	164,450
GS Mortgage Securities Corp. Trust Series 2021-IP, Class A, 1 mo. USD Term SOFR + 1.06%, 6.39%, 10/15/2036 (a) (b)	181,000	178,831
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	225,000	215,828
Series 2017-GS7, Class XA, IO, 1.22%, 8/10/2050 (a)	368,596	9,148
Series 2020-GC47, Class XA, IO, VRN, 1.24%, 5/12/2053 (a)	2,106,635	104,340
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.93%, 4/15/2037 (a) (b)	183,541	175,632
Series 2016-JP4, Class XA, IO, 0.71%, 12/15/2049 (a)	1,321,287	14,120
JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class B, VRN, 4.35%, 11/15/2047 (a)	150,000	139,684
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class XA, IO, VRN, 1.62%, 6/13/2052 (a)	1,054,251	53,045
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5, Class AS, 1 mo. USD Term SOFR + 1.31%, 6.64%, 7/15/2036 (a) (b)	138,000	137,175
MHP Trust Series 2022-MHIL, Class A, 1 mo. USD Term SOFR + 0.81%, 6.14%, 1/15/2027 (a) (b)	143,123	141,091
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class LNCX, IO, 0.76%, 12/15/2046 (a) (b)	1,105,328	54
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 7.19%, 5/15/2036 (a) (b)	127,000	61,336
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (a)	151,000	132,871

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2016-UB12, Class XA, IO, 0.78%, 12/15/2049 (a)	$1,301,280	$15,789
MSC Trust Series 2021-ILP, Class A, 1 mo. USD Term SOFR + 0.89%, 6.22%, 11/15/2036 (a) (b)	180,403	178,347
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 6.66%, 11/25/2036 (a) (b)	252,612	251,538
SREIT Trust Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 6.17%, 11/15/2038 (a) (b)	173,192	171,812
Starwood Ltd. Series 2019-FL1, Class AS, 1 mo. USD Term SOFR + 1.51%, 6.84%, 7/15/2038 (a) (b)	100,000	98,717
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.66%, 6/15/2050 (a)	573,852	18,481
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	192,627	183,725
Wells Fargo Commercial Mortgage Trust:
Series 2021-C60, Class A2, 2.04%, 8/15/2054	151,000	138,485
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.26%, 6.59%, 2/15/2040 (a) (b)	57,265	56,839
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (b)	500,000	456,397
Series 2019-C51, Class XA, IO, VRN, 1.41%, 6/15/2052 (a)	874,300	44,482
Series 2019-C52, Class XA, IO, VRN, 1.74%, 8/15/2052 (a)	2,768,771	155,727
WFRBS Commercial Mortgage Trust:
Series 2014-C21, Class AS, 3.89%, 8/15/2047	250,000	245,924
Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (a)	235,000	219,723
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $8,281,155)		7,090,979
Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 5.3%
ADVERTISING SERVICES — 0.1%
Lamar Media Corp. 2020 Term Loan B, 1 mo. USD Term SOFR + 1.50%, 6.94%, 2/5/2027 (a)	$175,000	$175,074
AIRLINES — 0.0% (d)
Mileage Plus Holdings LLC 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.74%, 6/21/2027 (a)	64,000	65,382
BUILDING PRODUCTS — 0.2%
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 9/22/2028 (a)	258,948	259,850
CHEMICALS — 0.5%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B6 12/20/2029 (a)	270,162	270,974
Element Solutions, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.35%, 12/18/2030 (a)	278,600	279,296
HB Fuller Co. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 2/15/2030 (a)	124,688	124,922
		675,192
COMMERCIAL SERVICES — 0.3%
APi Group DE, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 1/3/2029 (a)	125,000	125,089
Trans Union LLC 2019 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 7.19%, 11/16/2026 (a)	82,433	82,463
Trans Union LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 7.09%, 6/11/2031 (a)	260,000	259,870
Vestis Corp. Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.58%, 2/22/2031 (a)	49,875	49,698
		517,120
COMMERCIAL SERVICES & SUPPLIES — 0.1%
Aramark Services, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 7.34%, 6/22/2030 (a)	79,200	79,427

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Aramark Services, Inc. 2024 Term Loan B7, 1 mo. USD Term SOFR + 2.00%, 7.34%, 4/6/2028 (a)	$80,000	$80,217
		159,644
CONTAINERS & PACKAGING — 0.2%
Berry Global, Inc. 2023 Term Loan AA, 1 mo. USD Term SOFR + 1.75%, 7.19%, 7/1/2029 (a)	233,237	233,640
DISTRIBUTION/WHOLESALE — 0.2%
Resideo Funding, Inc. 2024 M&A Term Loan B (e)	45,000	45,000
Resideo Funding, Inc. 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.34%, 2/11/2028 (a)	206,197	206,712
		251,712
DISTRIBUTORS — 0.2%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 1/31/2031 (a)	269,327	270,204
DIVERSIFIED FINANCIAL SERVICES — 0.1%
CPI Holdco B LLC Term Loan, 1 mo. USD Term SOFR + 2.00%, 7.34%, 5/17/2031 (a)	15,000	15,002
Focus Financial Partners LLC 2021 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.85%, 6/30/2028 (a)	34,121	34,129
Walker & Dunlop, Inc. 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.69%, 12/16/2028 (a)	39,000	39,000
		88,131
ENTERTAINMENT — 0.4%
Cedar Fair LP 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.33%, 5/1/2031 (a)	70,000	69,967
Flutter Financing BV Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.58%, 11/25/2030 (a)	243,613	244,045
WMG Acquisition Corp. 2024 Term Loan I, 1 mo. USD Term SOFR + 2.00%, 7.34%, 1/24/2031 (a)	277,767	278,592
		592,604
FORESTRY — 0.2%
Asplundh Tree Expert LLC 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.19%, 9/7/2027 (a)	246,805	247,268
Security Description	Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Avantor Funding, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 7.44%, 11/8/2027 (a)	$177,220	$178,241
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.46%, 2/22/2028 (a)	172,591	172,720
ICON Luxembourg SARL 2024 LUX Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.33%, 7/3/2028 (a)	71,109	71,469
IQVIA, Inc. 2023 USD Term Loan B4, 3 mo. USD Term SOFR + 2.00%, 7.33%, 1/2/2031 (a)	248,750	250,071
PRA Health Sciences, Inc. 2024 US Term Loan B, 3 mo. USD Term SOFR + 2.00%, 7.33%, 7/3/2028 (a)	17,717	17,807
		512,067
HOTELS, RESTAURANTS & LEISURE — 0.3%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 3 mo. USD Term SOFR + 1.75%, 7.09%, 9/20/2030 (a)	259,350	259,022
Wyndham Hotels & Resorts, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.09%, 5/24/2030 (a)	245,000	245,595
		504,617
HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 12/22/2027 (a)	172,104	172,750
Reynolds Consumer Products LLC Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.19%, 2/4/2027 (a)	247,164	247,917
		420,667
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
Calpine Corp. Term Loan B9, 1 mo. USD Term SOFR + 2.00%, 7.34%, 1/31/2031 (a)	84,787	84,620
Calpine Corp. 2024 Term Loan B10, 1 mo. USD Term SOFR + 2.00%, 7.35%, 1/31/2031 (a)	14,963	14,937

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
NRG Energy, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 7.34%, 4/16/2031 (a)	$229,425	$229,740
Vistra Operations Co. LLC 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.34%, 12/20/2030 (a)	246,687	247,163
		576,460
INTERNET & TELECOM — 0.3%
Gen Digital, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 7.09%, 9/12/2029 (a)	173,483	173,096
Go Daddy Operating Co. LLC 2024 Term Loan B6, 1 mo. USD Term SOFR + 2.00%, 7.34%, 11/9/2029 (a)	263,557	264,251
		437,347
IT SERVICES — 0.2%
Fleetcor Technologies Operating Co. LLC 2021 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 7.19%, 4/28/2028 (a)	246,898	247,327
LODGING — 0.2%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 7.10%, 11/8/2030 (a)	80,000	80,172
Marriott Ownership Resorts, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.59%, 4/1/2031 (a)	220,000	220,825
		300,997
MACHINERY — 0.0% (d)
Ali Group North America Corp. 2021 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.46%, 7/30/2029 (a)	64,411	64,739
PHARMACEUTICALS — 0.1%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.44%, 11/15/2027 (a)	192,318	189,433
PIPELINES — 0.0% (d)
Buckeye Partners LP 2024 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.34%, 11/1/2026 (a)	28,771	28,833
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Iron Mountain, Inc. 2018 Term Loan B, 1 mo. USD LIBOR + 1.75% 7.21%, 1/2/2026 (a)	247,261	247,811
Security Description	Principal Amount	Value
RETAIL — 0.3%
Beacon Roofing Supply, Inc. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.35%, 5/19/2028 (a)	$129,350	$129,928
KFC Holding Co. 2021 Term Loan B 3/15/2028 (a)	269,857	270,146
		400,074
SOFTWARE — 0.1%
SS&C Technologies, Inc. 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 7.34%, 5/9/2031 (a)	158,577	158,988
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,776,999)		7,803,422
	Shares
SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (f) (g) (Cost $5,024,706)	5,024,706	5,024,706
TOTAL INVESTMENTS — 99.1% (Cost $149,267,751)		146,451,728
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		1,370,107
NET ASSETS — 100.0%		$147,821,835
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 40.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(d)	Amount is less than 0.05% of net assets.
(e)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation

See accompanying notes to financial statements.

SSGA ACTIVE TRUST
SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$23,755,718	$—	$23,755,718
Asset-Backed Securities	—	39,542,776	—	39,542,776
Foreign Government Obligations	—	490,456	—	490,456
U.S. Government Agency Obligations	—	7,465,334	—	7,465,334
U.S. Treasury Obligations	—	34,638,578	—	34,638,578
Mortgage-Backed Securities	—	20,639,759	—	20,639,759
Commercial Mortgage Backed Securities	—	7,090,979	—	7,090,979
Senior Floating Rate Loans	—	7,803,422	—	7,803,422
Short-Term Investment	5,024,706	—	—	5,024,706
TOTAL INVESTMENTS	$5,024,706	$141,427,022	$—	$146,451,728

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,869,754	$3,869,754	$81,278,286	$80,123,334	$—	$—	5,024,706	$5,024,706	$238,532
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.3%
AUSTRALIA — 0.2%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030	$200,000	$174,812
Glencore Funding LLC:
1.63%, 4/27/2026 (a)	1,183,000	1,105,963
5.37%, 4/4/2029 (a)	1,885,000	1,875,462
Macquarie Group Ltd. SOFR + 1.53%, 2.87%, 1/14/2033 (a) (b)	1,687,000	1,395,267
Westpac Banking Corp. 5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b)	2,263,000	1,858,149
		6,409,653
BERMUDA — 0.1%
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	2,198,000	1,802,712
BRAZIL — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	824,245	793,023
Banco do Brasil SA 10 yr. CMT + 4.40%, 8.75%, 10/15/2024 (b)	400,000	407,608
Banco do Estado do Rio Grande do Sul SA VRN, 5 yr. CMT + 4.93%, 5.38%, 1/28/2031 (b)	500,000	469,730
Braskem Netherlands Finance BV 5 yr. CMT + 8.22%, 8.50%, 1/23/2081 (b)	1,100,000	1,102,123
Cosan Overseas Ltd. 8.25%, 8/5/2024	900,000	915,030
CSN Resources SA 5.88%, 4/8/2032	1,200,000	1,001,616
Guara Norte SARL 5.20%, 6/15/2034	1,076,595	992,125
Itau Unibanco Holding SA VRN, 5 yr. CMT + 3.22%, 4.63%, 2/27/2025 (b)	200,000	194,364
MARB BondCo PLC 3.95%, 1/29/2031	1,300,000	1,078,610
Minerva Luxembourg SA:
4.38%, 3/18/2031	500,000	412,620
8.88%, 9/13/2033 (a)	1,000,000	1,033,810
Movida Europe SA 7.85%, 4/11/2029 (a)	300,000	282,282
MV24 Capital BV 6.75%, 6/1/2034	1,024,790	974,872
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	702,290	697,451
Security Description	Principal Amount	Value
Simpar Europe SA 5.20%, 1/26/2031	$600,000	$494,604
Unigel Luxembourg SA 8.75%, 10/1/2026 (c)	400,000	113,232
Vale Overseas Ltd. 6.40%, 6/28/2054	367,000	360,967
		11,324,067
CANADA — 0.2%
1375209 BC Ltd. 9.00%, 1/30/2028 (a)	79,000	75,969
Bank of Montreal 5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (b)	2,254,000	1,841,676
Bombardier, Inc.:
7.00%, 6/1/2032 (a)	105,000	106,434
8.75%, 11/15/2030 (a)	470,000	508,136
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	588,094
6.00%, 6/1/2029 (a)	350,000	319,434
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 2/15/2029 (a)	650,000	673,107
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a) (d)	265,000	265,496
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a)	380,000	389,500
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	451,809
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	554,035
Parkland Corp. 4.63%, 5/1/2030 (a)	285,000	260,100
Royal Bank of Canada Series GMTN, 5.15%, 2/1/2034	459,000	455,805
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	60,000	26,605
6.50%, 10/15/2027 (a)	75,000	23,867
		6,540,067
CAYMAN ISLANDS — 0.0% (e)
Global Aircraft Leasing Co. Ltd. PIK, 6.50%, 9/15/2024 (a)	816,346	785,741
CHILE — 0.1%
Agrosuper SA 4.60%, 1/20/2032	1,000,000	873,930
Banco del Estado de Chile 5 yr. CMT + 3.23%, 7.95%, 5/2/2029 (a) (b)	500,000	516,110
CAP SA 3.90%, 4/27/2031 (a)	1,800,000	1,438,632

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Chile Electricity PEC SpA 0.00%, 1/25/2028 (a)	$890,189	$710,281
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	364,960	354,391
GNL Quintero SA 4.63%, 7/31/2029	129,440	126,383
		4,019,727
CHINA — 0.0% (e)
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	1,415,000	1,374,121
COLOMBIA — 0.3%
AI Candelaria Spain SA:
5.75%, 6/15/2033 (a)	2,015,000	1,626,911
7.50%, 12/15/2028	383,332	376,735
Banco Davivienda SA VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	600,000	433,698
Banco de Bogota SA 6.25%, 5/12/2026	200,000	197,332
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	134,327
Bancolombia SA:
5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (b)	600,000	613,218
VRN, 5 yr. CMT + 2.94%, 4.63%, 12/18/2029 (b)	1,300,000	1,257,035
Canacol Energy Ltd. 5.75%, 11/24/2028	1,000,000	532,050
Ecopetrol SA:
5.88%, 5/28/2045	200,000	143,126
5.88%, 11/2/2051	2,050,000	1,422,351
Empresas Publicas de Medellin ESP 4.25%, 7/18/2029	1,000,000	861,880
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	343,720	337,935
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	400,000	382,664
Grupo Aval Ltd. 4.38%, 2/4/2030 (a)	300,000	256,416
		8,575,678
DOMINICAN REPUBLIC — 0.0% (e)
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/2034 (a) (d)	200,000	201,894
FRANCE — 0.0% (e)
Altice France SA 5.50%, 10/15/2029 (a)	460,000	303,333
Vallourec SACA 7.50%, 4/15/2032 (a)	520,000	538,252
		841,585
Security Description	Principal Amount	Value
GERMANY — 0.0% (e)
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	$325,000	$315,094
ZF North America Capital, Inc. 6.88%, 4/23/2032 (a)	405,000	418,746
		733,840
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	750,000	720,532
CT Trust 5.13%, 2/3/2032	1,000,000	880,000
Energuate Trust 5.88%, 5/3/2027	200,000	192,484
Millicom International Cellular SA:
6.25%, 3/25/2029	360,000	346,972
6.63%, 10/15/2026	540,000	537,014
		2,677,002
HONG KONG — 0.0% (e)
Seaspan Corp. 5.50%, 8/1/2029 (a)	325,000	287,690
INDIA — 0.3%
Adani Electricity Mumbai Ltd. 3.95%, 2/12/2030	349,000	299,505
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	688,000	575,536
Adani Ports & Special Economic Zone Ltd.:
4.00%, 7/30/2027	200,000	184,758
4.20%, 8/4/2027	1,300,000	1,207,063
4.38%, 7/3/2029	400,000	358,240
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	800,000	757,857
4.25%, 5/21/2036	679,500	564,093
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	1,140,000	1,006,335
Network i2i Ltd. 5 yr. CMT + 4.27%, 5.65%, 1/15/2025 (b)	1,000,000	991,430
Reliance Industries Ltd.:
3.67%, 11/30/2027	250,000	237,242
4.13%, 1/28/2025	500,000	495,680
UPL Corp. Ltd.:
4.50%, 3/8/2028	1,300,000	1,134,434
4.63%, 6/16/2030	200,000	164,750
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,000,000	908,400
		8,885,323

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
INDONESIA — 0.3%
Adaro Indonesia PT 4.25%, 10/31/2024	$1,000,000	$990,960
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	781,000	745,542
Freeport Indonesia PT:
4.76%, 4/14/2027	200,000	195,870
5.32%, 4/14/2032 (a)	1,100,000	1,062,875
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT:
4.75%, 5/15/2025	600,000	594,060
5.45%, 5/15/2030	400,000	392,016
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039	1,548,400	1,549,964
Minejesa Capital BV 5.63%, 8/10/2037	2,200,000	1,993,112
Pertamina Persero PT 1.40%, 2/9/2026	800,000	747,656
		8,272,055
IRELAND — 0.1%
Avolon Holdings Funding Ltd. 5.75%, 3/1/2029 (a)	1,859,000	1,847,865
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	515,000	524,110
		2,371,975
JAMAICA — 0.0% (e)
Digicel Group Holdings Ltd.:
Series 2A, Zero Coupon, 12/31/2030 (a) (f)	34,459	34,222
Series 2B, Zero Coupon, 12/31/2030 (a) (f)	495,904	100,738
Series 4A14, Zero Coupon, 12/31/2030 (a) (f)	5,415	5,378
Series 4B14, Zero Coupon, 12/31/2030 (a) (f)	614,948	14,558
		154,896
KUWAIT — 0.0% (e)
MEGlobal Canada ULC 5.00%, 5/18/2025	200,000	197,925
LUXEMBOURG — 0.1%
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	182,004
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	139,307
ArcelorMittal SA 6.00%, 6/17/2034	506,000	505,702
INEOS Finance PLC 7.50%, 4/15/2029 (a)	565,000	571,277
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	230,000	214,544
		1,612,834
Security Description	Principal Amount	Value
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.03%, 6.63%, 1/24/2032 (b)	$200,000	$175,716
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	1,400,000	1,361,934
Banco Nacional de Comercio Exterior SNC 5 yr. CMT + 2.00%, 2.72%, 8/11/2031 (b)	600,000	531,756
BBVA Bancomer SA:
5 yr. CMT + 2.65%, 5.13%, 1/18/2033 (b)	1,300,000	1,184,807
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	800,000	738,408
Braskem Idesa SAPI 6.99%, 2/20/2032	500,000	378,980
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	500,000	518,625
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,300,000	1,251,679
5 yr. CMT + 5.16%, 9.13%, 3/14/2028 (a) (b)	200,000	213,618
Cometa Energia SA de CV 6.38%, 4/24/2035	390,500	378,453
Credito Real SAB de CV SOFOM ER 5 yr. CMT + 7.03%, 9.13%, 11/29/2027 (b) (c)	500,000	5,055
KUO SAB de CV 5.75%, 7/7/2027	700,000	675,962
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a)	282,000	37,052
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	604,840	589,290
Petroleos Mexicanos 6.75%, 9/21/2047	700,000	459,865
Southern Copper Corp. 3.88%, 4/23/2025	50,000	49,215
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	175,336	157,877
		8,708,292
NETHERLANDS — 0.0% (e)
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	575,000	490,544
PANAMA — 0.0% (e)
Empresa de Transmision Electrica SA 5.13%, 5/2/2049	200,000	144,762

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
UEP Penonome II SA 6.50%, 10/1/2038	$172,354	$143,914
		288,676
PARAGUAY — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	844,905	632,065
Frigorifico Concepcion SA 7.70%, 7/21/2028	400,000	275,400
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,291,667	884,107
		1,791,572
PERU — 0.3%
Banco de Credito del Peru SA:
5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	1,000,000	929,410
5 yr. CMT + 3.00%, 3.13%, 7/1/2030 (b)	1,000,000	964,200
Banco Internacional del Peru SAA Interbank VRN, 5 yr. CMT + 3.71%, 4.00%, 7/8/2030 (b)	1,700,000	1,648,592
Cia de Minas Buenaventura SAA 5.50%, 7/23/2026	1,100,000	1,061,159
Inkia Energy Ltd. 5.88%, 11/9/2027	1,131,000	1,126,555
InRetail Shopping Malls 5.75%, 4/3/2028	500,000	487,595
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	600,000	559,746
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	508,977	463,393
5.88%, 7/5/2034	386,247	380,133
Minsur SA 4.50%, 10/28/2031	600,000	528,384
Orazul Energy Peru SA 5.63%, 4/28/2027	400,000	378,688
Petroleos del Peru SA:
4.75%, 6/19/2032	700,000	518,791
5.63%, 6/19/2047	400,000	252,984
SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 8/2/2028	200,000	174,560
		9,474,190
SINGAPORE — 0.2%
Avation Capital SA PIK, 8.25%, 10/31/2026 (a)	274,193	249,337
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	800,000	751,606
Security Description	Principal Amount	Value
Oversea-Chinese Banking Corp. Ltd. VRN, 5 yr. CMT + 1.58%, 1.83%, 9/10/2030 (b)	$1,900,000	$1,816,400
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	600,000	553,938
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,400,000	1,313,279
		4,684,560
SOUTH AFRICA — 0.0% (e)
Sasol Financing USA LLC:
4.38%, 9/18/2026	200,000	188,156
5.50%, 3/18/2031	400,000	336,356
		524,512
SPAIN — 0.1%
CaixaBank SA SOFR + 2.26%, 6.04%, 6/15/2035 (a) (b)	929,000	932,094
Grifols SA 4.75%, 10/15/2028 (a)	620,000	534,719
		1,466,813
UNITED KINGDOM — 0.1%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	555,000	548,567
BAT Capital Corp. 4.54%, 8/15/2047	806,000	619,250
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a)	457,000	465,121
6.50%, 3/26/2031 (a)	205,000	211,058
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	917,280
		2,761,276
UNITED STATES — 9.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	341,640
AbbVie, Inc. 5.50%, 3/15/2064	976,000	963,195
Academy Ltd. 6.00%, 11/15/2027 (a)	500,000	492,560
Acuris Finance U.S., Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	475,000	427,528
Acushnet Co. 7.38%, 10/15/2028 (a)	285,000	295,408
AdaptHealth LLC 5.13%, 3/1/2030 (a)	280,000	245,188
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	1,045,000	1,047,205
AEP Texas, Inc.:
5.45%, 5/15/2029	555,000	557,969

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series H, 3.45%, 1/15/2050	$1,961,000	$1,295,495
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	305,000	308,443
AGCO Corp. 5.80%, 3/21/2034	325,000	323,582
Agree LP 5.63%, 6/15/2034	660,000	653,440
Air Lease Corp.:
3.25%, 3/1/2025	1,496,000	1,469,177
Series MTN, 5.20%, 7/15/2031	701,000	684,940
Alexandria Real Estate Equities, Inc. 5.25%, 5/15/2036	1,423,000	1,369,196
Allegion U.S. Holding Co., Inc. 5.60%, 5/29/2034	795,000	795,374
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	420,000	413,507
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	520,000	521,867
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	202,000	201,436
9.75%, 7/15/2027 (a)	355,000	352,902
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	110,000	74,509
American Airlines, Inc.:
7.25%, 2/15/2028 (a)	565,000	565,000
8.50%, 5/15/2029 (a)	585,000	607,926
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	155,000	141,943
American Express Co. 3.95%, 8/1/2025	1,773,000	1,743,657
American Homes 4 Rent LP 5.50%, 2/1/2034	1,492,000	1,468,725
American Tower Corp. 3.60%, 1/15/2028	1,160,000	1,094,750
Amgen, Inc. 5.75%, 3/2/2063	719,000	704,929
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	409,631
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. 5.25%, 4/15/2030 (a)	290,000	174,394
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	310,000	190,907
ARES Capital Corp. 3.25%, 7/15/2025	973,000	946,145
Security Description	Principal Amount	Value
Arizona Public Service Co. 5.70%, 8/15/2034	$875,000	$873,460
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,551,000	1,468,440
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	178,458
Artera Services LLC 8.50%, 2/15/2031 (a)	250,000	257,122
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	335,000	299,239
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	410,000	383,641
AT&T, Inc. 2.25%, 2/1/2032	2,291,000	1,859,261
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	445,000	409,912
Athene Holding Ltd. 6.25%, 4/1/2054	995,000	995,448
Atlassian Corp. 5.25%, 5/15/2029	661,000	660,894
AutoZone, Inc. 5.10%, 7/15/2029	352,000	350,458
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	701,000	692,364
Bank of America Corp.:
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (b)	3,456,000	2,759,547
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	741,000	740,059
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	553,000	547,608
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	695,000	712,431
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	210,000	146,336
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	470,000	351,786
5.25%, 1/30/2030 (a)	130,000	60,759
14.00%, 10/15/2030 (a)	28,000	21,790
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	545,000	527,527
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	540,000	544,261
Berry Global, Inc. 5.80%, 6/15/2031 (a)	945,000	945,151
Black Hills Corp. 6.00%, 1/15/2035	555,000	558,480
BlackRock Funding, Inc. 5.25%, 3/14/2054	560,000	541,038
Blackstone Holdings Finance Co. LLC 2.00%, 1/30/2032 (a)	2,812,000	2,216,193

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25%, 7/15/2032 (a)	$260,000	$267,322
Boeing Co.:
6.39%, 5/1/2031 (a)	243,000	247,352
6.86%, 5/1/2054 (a)	566,000	580,308
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	208,578
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	35,072
BP Capital Markets America, Inc.:
4.89%, 9/11/2033	926,000	901,470
5.23%, 11/17/2034	947,000	940,021
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	315,000	340,452
Bristol-Myers Squibb Co.:
5.50%, 2/22/2044	352,000	347,501
5.55%, 2/22/2054	1,420,000	1,399,595
Broadcom, Inc. 3.42%, 4/15/2033 (a)	2,158,000	1,859,894
Brown & Brown, Inc. 2.38%, 3/15/2031	1,567,000	1,294,796
Buckeye Partners LP 6.88%, 7/1/2029 (a)	730,000	732,555
Builders FirstSource, Inc. 6.38%, 3/1/2034 (a)	520,000	514,722
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	1,010,000	1,013,000
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	510,000	512,489
Calpine Corp. 4.50%, 2/15/2028 (a)	610,000	580,153
Campbell Soup Co. 5.40%, 3/21/2034	480,000	477,101
Cardinal Health, Inc. 4.90%, 9/15/2045	2,130,000	1,868,351
Carnival Corp.:
5.75%, 3/1/2027 (a)	345,000	341,098
7.00%, 8/15/2029 (a)	360,000	373,187
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	85,000	40,619
Catalent Pharma Solutions, Inc. 3.50%, 4/1/2030 (a)	130,000	124,383
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	755,000	653,951
4.75%, 2/1/2032 (a)	375,000	307,095
5.13%, 5/1/2027 (a)	540,000	518,254
Cedar Fair LP 5.25%, 7/15/2029	275,000	263,384
Centene Corp. 3.00%, 10/15/2030	2,157,000	1,845,206
Security Description	Principal Amount	Value
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	$445,000	$451,826
Charter Communications Operating LLC/Charter Communications Operating Capital 6.10%, 6/1/2029	365,000	366,340
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,909,000	1,853,696
Chord Energy Corp. 6.38%, 6/1/2026 (a)	520,000	519,267
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	243,728
6.00%, 1/15/2029 (a)	220,000	193,985
6.88%, 4/15/2029 (a)	130,000	99,562
Citigroup, Inc. 3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (b)	3,864,000	3,682,856
Citizens Financial Group, Inc. SOFR + 2.33%, 6.65%, 4/25/2035 (b)	620,000	641,353
Civitas Resources, Inc. 8.38%, 7/1/2028 (a)	340,000	356,735
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	560,000	566,810
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	205,000	190,550
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	180,000	150,386
9.00%, 9/15/2028 (a)	185,000	193,109
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	280,000	267,243
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	320,000	307,408
9.00%, 9/30/2029 (a)	210,000	203,650
CNH Industrial Capital LLC 5.10%, 4/20/2029	377,000	375,605
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	495,335
CNX Resources Corp. 6.00%, 1/15/2029 (a)	325,000	318,708
Coherent Corp. 5.00%, 12/15/2029 (a)	255,000	241,439
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	220,000	90,836
CommScope, Inc. 4.75%, 9/1/2029 (a)	155,000	107,446
Consolidated Communications, Inc. 5.00%, 10/1/2028 (a)	290,000	239,937

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	$335,000	$275,464
Coty, Inc. 5.00%, 4/15/2026 (a)	540,000	532,575
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63%, 7/15/2030 (a)	400,000	406,216
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	260,000	268,674
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	1,015,000	961,956
Crown Castle, Inc. 4.30%, 2/15/2029	1,933,000	1,845,319
CSC Holdings LLC:
5.75%, 1/15/2030 (a)	495,000	186,575
6.50%, 2/1/2029 (a)	445,000	325,544
CSX Corp. 3.35%, 9/15/2049	2,572,000	1,808,862
Cummins, Inc. 5.45%, 2/20/2054	470,000	460,661
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	280,000	269,119
CVS Health Corp.:
5.30%, 6/1/2033	912,000	890,468
5.88%, 6/1/2053	1,374,000	1,315,976
Dana, Inc.:
4.25%, 9/1/2030	95,000	82,881
5.38%, 11/15/2027	125,000	122,325
5.63%, 6/15/2028	650,000	630,097
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	310,000	299,857
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88%, 8/15/2027 (a)	430,000	404,647
DISH DBS Corp.:
5.13%, 6/1/2029	290,000	114,159
5.75%, 12/1/2028 (a)	500,000	344,040
Dollar General Corp. 4.25%, 9/20/2024	940,000	936,325
Dollar Tree, Inc. 4.00%, 5/15/2025	1,679,000	1,654,436
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	400,000	340,100
DTE Energy Co. 5.85%, 6/1/2034	1,487,000	1,508,651
Duke Energy Corp.:
2.65%, 9/1/2026	2,940,000	2,780,270
5.00%, 8/15/2052	292,000	253,830
5.45%, 6/15/2034	914,000	904,019
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	565,000	524,970
Elevance Health, Inc. 5.13%, 2/15/2053	1,948,000	1,792,238
Security Description	Principal Amount	Value
Embarq Corp. 8.00%, 6/1/2036	$225,000	$29,333
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.:
6.63%, 12/15/2030 (a)	565,000	569,853
6.75%, 7/15/2031 (a) (d)	270,000	273,399
Encompass Health Corp.:
4.63%, 4/1/2031	310,000	284,902
4.75%, 2/1/2030	60,000	56,126
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	515,000	514,464
Energy Transfer LP:
5.00%, 5/15/2044	1,039,000	896,938
5.95%, 5/15/2054	975,000	944,482
Entergy Arkansas LLC 5.75%, 6/1/2054	475,000	471,124
Entergy Louisiana LLC 4.75%, 9/15/2052	627,000	539,402
Equinix, Inc.:
2.95%, 9/15/2051	1,695,000	1,046,493
3.90%, 4/15/2032	1,030,000	936,888
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	340,000	334,040
Eversource Energy 5.50%, 1/1/2034	478,000	468,913
Expedia Group, Inc.:
3.80%, 2/15/2028	2,435,000	2,317,633
5.00%, 2/15/2026	1,379,000	1,368,271
Extra Space Storage LP 5.40%, 2/1/2034	951,000	930,810
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	790,000	787,772
Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	430,000	420,553
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	405,000	355,558
Fiserv, Inc. 5.45%, 3/15/2034	913,000	907,093
Ford Motor Co. 3.25%, 2/12/2032	1,143,000	945,695
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	580,000	576,764
Fortress Transportation & Infrastructure Investors LLC 7.88%, 12/1/2030 (a)	700,000	733,264
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	386,316
4.63%, 8/1/2030	200,000	192,534
5.25%, 9/1/2029	300,000	298,455
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	250,000	235,593
5.88%, 10/15/2027 (a)	125,000	121,964

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
5.88%, 11/1/2029	$480,000	$417,970
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	265,000	253,669
Gates Corp. 6.88%, 7/1/2029 (a)	345,000	351,238
General Motors Financial Co., Inc.:
2.40%, 10/15/2028	1,066,000	942,333
3.10%, 1/12/2032	430,000	361,312
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,005,000	1,001,472
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,863,000	1,837,328
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.43%, 6.75%, 5/15/2026 (b)	3,661,000	3,685,785
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	227,213
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	210,000	133,619
Gray Television, Inc. 10.50%, 7/15/2029 (a)	265,000	266,487
Griffon Corp. 5.75%, 3/1/2028	430,000	415,109
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	665,000	613,822
Guardian Life Global Funding 1.25%, 5/13/2026 (a)	2,000,000	1,855,640
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	175,000	177,104
Halliburton Co. 4.85%, 11/15/2035	748,000	711,625
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	485,000	491,417
HCA, Inc.:
5.13%, 6/15/2039	974,000	901,476
5.25%, 6/15/2049	1,006,000	896,145
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	375,000	334,549
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	365,000	353,502
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	290,000	21,312
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	294,925
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 11/1/2028 (a)	540,000	533,191
8.38%, 11/1/2033 (a)	115,000	122,535
Home Depot, Inc. 4.95%, 6/25/2034	797,000	788,895
Security Description	Principal Amount	Value
Host Hotels & Resorts LP:
5.70%, 7/1/2034	$1,915,000	$1,882,368
Series I, 3.50%, 9/15/2030	2,084,000	1,840,276
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	461,119
Hyatt Hotels Corp. 5.25%, 6/30/2029	1,930,000	1,914,406
Hyundai Capital America 5.30%, 1/8/2029 (a)	1,840,000	1,834,351
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	385,000	361,399
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	460,000	464,039
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	425,469
IQVIA, Inc. 6.25%, 2/1/2029	622,000	639,323
Iron Mountain, Inc.:
7.00%, 2/15/2029 (a)	470,000	478,662
REIT, 4.50%, 2/15/2031 (a)	580,000	523,003
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	1,925,000	1,927,541
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	590,000	557,184
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	2,196,000	1,854,127
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	2,176,000	1,854,953
SOFR + 1.99%, 4.85%, 7/25/2028 (b)	943,000	932,872
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	920,000	918,013
Kinder Morgan, Inc. 5.20%, 6/1/2033	1,887,000	1,832,352
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	560,000	574,319
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	1,230,000	932,008
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	165,000	145,728
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	425,000	380,587
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	550,000	525,497
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc. 5.00%, 2/1/2026 (a)	340,000	337,056
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	165,000	90,159

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
10.50%, 4/15/2029 (a)	$470,000	$468,938
LFS Topco LLC 5.88%, 10/15/2026 (a)	345,000	318,921
LifePoint Health, Inc. 10.00%, 6/1/2032 (a)	650,000	665,691
Light & Wonder International, Inc. 7.25%, 11/15/2029 (a)	505,000	515,145
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	140,000	90,686
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	290,000	292,291
Lowe's Cos., Inc. 4.40%, 9/8/2025	2,139,000	2,111,428
LYB International Finance III LLC 5.50%, 3/1/2034	909,000	899,346
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	351,473
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	310,000	300,390
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	570,000	531,713
5.88%, 6/30/2029 (a)	220,000	204,840
Markel Group, Inc. 6.00%, 5/16/2054	715,000	707,829
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	2,154,000	1,844,082
Marvell Technology, Inc. 1.65%, 4/15/2026	1,479,000	1,383,930
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	2,101,000	1,437,504
MasTec, Inc. 5.90%, 6/15/2029	643,000	646,054
Matador Resources Co. 6.50%, 4/15/2032 (a)	400,000	400,280
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	743,109
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	515,000	512,049
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	495,000	461,444
McAfee Corp. 7.38%, 2/15/2030 (a)	165,000	152,349
McDonald's Corp. 5.45%, 8/14/2053	936,000	904,344
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	265,000	255,595
Medline Borrower LP 5.25%, 10/1/2029 (a)	1,095,000	1,043,601
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25%, 4/1/2029 (a)	160,000	161,786
Security Description	Principal Amount	Value
Merck & Co., Inc. 4.50%, 5/17/2033	$645,000	$623,199
Meta Platforms, Inc. 5.60%, 5/15/2053	1,737,000	1,773,043
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	360,000	287,431
7.88%, 5/1/2029 (a)	335,000	216,822
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	414,651
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	510,000	513,060
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	350,000	246,407
Motorola Solutions, Inc. 5.40%, 4/15/2034	920,000	911,656
MPLX LP:
1.75%, 3/1/2026	797,000	749,308
5.50%, 6/1/2034	953,000	938,448
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	180,000	182,655
Nabors Industries, Inc. 9.13%, 1/31/2030 (a)	375,000	388,710
Nationstar Mortgage Holdings, Inc. 5.75%, 11/15/2031 (a)	480,000	451,042
Navient Corp. 5.00%, 3/15/2027	285,000	272,332
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	395,000	390,556
8.38%, 2/1/2028 (a)	275,000	287,394
NetApp, Inc. 1.88%, 6/22/2025	1,445,000	1,392,546
Netflix, Inc. 5.38%, 11/15/2029 (a)	846,000	853,656
News Corp. 5.13%, 2/15/2032 (a)	155,000	147,050
NextEra Energy Capital Holdings, Inc.:
4.26%, 9/1/2024	843,000	840,370
5.55%, 3/15/2054	560,000	537,337
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (b)	212,000	214,059
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	450,000	458,896
NiSource, Inc. 5.35%, 4/1/2034	920,000	902,456
Northrop Grumman Corp. 5.20%, 6/1/2054	1,885,000	1,764,190
NuStar Logistics LP 6.00%, 6/1/2026	550,000	548,971

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Oglethorpe Power Corp. 5.80%, 6/1/2054 (a)	$141,000	$138,111
Olympus Water U.S. Holding Corp. 6.25%, 10/1/2029 (a)	200,000	182,172
OneMain Finance Corp.:
7.13%, 3/15/2026	324,000	328,928
7.50%, 5/15/2031	630,000	637,780
ONEOK, Inc. 6.63%, 9/1/2053	860,000	918,334
Oracle Corp.:
3.80%, 11/15/2037	204,000	168,035
6.25%, 11/9/2032	165,000	174,686
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	445,000	449,272
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13%, 4/30/2031 (a)	385,000	345,676
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	433,156
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	530,000	481,871
Owens Corning 5.70%, 6/15/2034	897,000	905,566
Pacific Gas & Electric Co.:
6.75%, 1/15/2053	861,000	894,613
6.95%, 3/15/2034	864,000	930,329
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	550,000	515,350
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	405,000	409,621
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 7.00%, 2/1/2030 (a)	720,000	728,194
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	240,000	234,206
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	90,000	38,498
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	210,000	179,989
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	281,858
7.88%, 12/15/2029 (a)	340,000	350,486
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.20%, 4/1/2027 (a)	970,000	942,132
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	560,000	575,529
Security Description	Principal Amount	Value
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 2/15/2029 (a)	$1,000,000	$972,920
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	921,000	888,912
Philip Morris International, Inc. 5.25%, 2/13/2034	953,000	935,026
Pike Corp.:
5.50%, 9/1/2028 (a)	560,000	536,799
8.63%, 1/31/2031 (a)	285,000	301,712
Post Holdings, Inc. 5.50%, 12/15/2029 (a)	140,000	134,966
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	160,000	114,707
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (a)	220,000	216,478
Qorvo, Inc.:
1.75%, 12/15/2024	646,000	633,325
3.38%, 4/1/2031 (a)	525,000	449,783
Quanta Services, Inc. 2.35%, 1/15/2032	2,300,000	1,870,337
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	90,000	68,657
Radiology Partners, Inc.:
7.78%, 1/31/2029 (a)	145,001	136,050
9.78%, 2/15/2030 (a)	99,906	79,884
Realty Income Corp. 5.05%, 1/13/2026	938,000	932,888
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	555,000	511,116
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	807,000	794,903
5.50%, 8/31/2026 (a)	420,000	414,809
6.25%, 3/15/2032 (a)	335,000	337,529
7.25%, 1/15/2030 (a)	70,000	72,483
Royalty Pharma PLC 5.15%, 9/2/2029	1,724,000	1,709,449
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,192,000	1,182,321
Schlumberger Holdings Corp. 5.00%, 11/15/2029 (a)	667,000	662,118
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	330,000	321,687
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	500,000	515,540
Select Medical Corp. 6.25%, 8/15/2026 (a)	490,000	492,636

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Service Properties Trust:
5.50%, 12/15/2027	$115,000	$106,824
8.88%, 6/15/2032	110,000	102,522
Sirius XM Radio, Inc. 5.50%, 7/1/2029 (a)	1,025,000	963,018
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	280,000	289,467
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	610,000	619,858
Solventum Corp. 5.40%, 3/1/2029 (a)	930,000	927,126
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	515,000	465,205
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	1,045,000	1,047,759
Southern California Edison Co. 5.45%, 6/1/2031	1,865,000	1,878,745
Southern Co. Series 21-A, VRN, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (b)	1,950,000	1,831,284
Southwestern Energy Co. 4.75%, 2/1/2032	310,000	284,726
Spirit AeroSystems, Inc. 9.75%, 11/15/2030 (a)	195,000	215,067
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	680,000	614,319
Staples, Inc. 10.75%, 9/1/2029 (a)	110,000	104,572
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	330,000	333,580
Station Casinos LLC 6.63%, 3/15/2032 (a)	770,000	766,666
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	630,000	566,685
Sun Communities Operating LP 2.70%, 7/15/2031	1,115,000	920,912
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	470,000	426,064
Sunoco LP/Sunoco Finance Corp. 6.00%, 4/15/2027	170,000	169,973
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	95,000	49,957
Sysco Corp. 3.25%, 7/15/2027	992,000	939,533
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	1,849,000	1,831,675
Security Description	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38%, 2/15/2029 (a)	$280,000	$281,380
Tenet Healthcare Corp.:
6.13%, 10/1/2028	230,000	228,765
6.13%, 6/15/2030	565,000	561,491
6.25%, 2/1/2027	245,000	244,887
T-Mobile USA, Inc. 5.50%, 1/15/2055	2,771,000	2,670,080
TMS International Corp. 6.25%, 4/15/2029 (a)	180,000	164,983
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	445,000	438,365
TransDigm, Inc.:
5.50%, 11/15/2027	520,000	510,697
6.88%, 12/15/2030 (a)	565,000	576,893
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	224,020	223,700
Transocean, Inc. 8.00%, 2/1/2027 (a)	210,000	209,395
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	475,000	518,747
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	330,000	318,041
U.S. Foods, Inc. 7.25%, 1/15/2032 (a)	540,000	560,569
UKG, Inc. 6.88%, 2/1/2031 (a)	280,000	283,545
United Airlines, Inc. 4.63%, 4/15/2029 (a)	560,000	521,808
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	480,000	432,941
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/2028 (a)	280,000	275,288
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	325,000	273,705
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	153,624
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	205,000	207,472
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	386,741
8.38%, 6/1/2031 (a)	245,000	254,038
9.88%, 2/1/2032 (a)	290,000	315,604
Veralto Corp. 5.35%, 9/18/2028 (a)	925,000	928,681
Verisk Analytics, Inc. 5.25%, 6/5/2034	954,000	939,051
Verizon Communications, Inc. 5.50%, 2/23/2054	1,825,000	1,787,095
Viatris, Inc. 1.65%, 6/22/2025	579,000	556,350

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/1/2029 (a)	$1,970,000	$1,860,586
Victra Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	795,000	790,222
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	875,000	865,856
9.13%, 7/15/2031 (a)	510,000	551,983
Vistra Operations Co. LLC:
6.88%, 4/15/2032 (a)	305,000	309,636
7.75%, 10/15/2031 (a)	325,000	338,520
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	215,000	218,290
VT Topco, Inc. 8.50%, 8/15/2030 (a)	535,000	561,691
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	330,000	340,870
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	230,000	225,140
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	510,000	529,110
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (b)	1,936,000	1,843,711
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (b)	752,000	741,088
Wheel Pros, Inc. 6.50%, 5/15/2029 (a)	75,000	13,535
Williams Cos., Inc. 5.15%, 3/15/2034	955,000	931,841
Willis North America, Inc. 5.35%, 5/15/2033	1,870,000	1,832,993
Workday, Inc. 3.70%, 4/1/2029	1,807,000	1,696,159
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	600,000	551,670
WRKCo, Inc. 3.75%, 3/15/2025	1,867,000	1,840,619
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	544,495
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,055,149
6.38%, 8/15/2025 (a)	265,000	264,714
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	696,320
		261,717,481
Security Description	Principal Amount	Value
VIETNAM — 0.0% (e)
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	$210,820	$200,583
TOTAL CORPORATE BONDS & NOTES (Cost $370,657,042)		359,177,284
ASSET-BACKED SECURITIES — 13.3%
AASET Series 2024-1A, Class A1, 6.26%, 5/16/2049 (a)	3,000,000	3,002,484
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 5.76%, 7/25/2036 (b)	8,329,987	1,936,414
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.39%, 5.74%, 2/25/2037 (b)	2,683,548	1,040,842
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 1 mo. USD Term SOFR + 1.51%, 6.85%, 12/18/2037 (a) (b)	3,000,000	2,918,232
Affirm Asset Securitization Trust:
Series 2023-A, Class A, 6.61%, 1/18/2028 (a)	1,750,000	1,756,155
Series 2023-B, Class A, 6.82%, 9/15/2028 (a)	5,250,000	5,310,729
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2, 6.00%, 8/17/2048 (a)	5,000,000	4,979,650
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.82%, 5/25/2034 (g)	4,804,032	3,232,675
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,742,979
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,770,063
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,840,178
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,275,654

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	$6,800,000	$6,432,116
Anchorage Capital CLO 19 Ltd. Series 2021-19A, Class A, ABS, 3 mo. USD Term SOFR + 1.47%, 6.80%, 10/15/2034 (a) (b)	2,000,000	1,999,000
AREIT Trust Series 2021-CRE5, Class B, 1 mo. USD Term SOFR + 1.93%, 7.26%, 11/17/2038 (a) (b)	300,000	293,304
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 5.64%, 7/25/2036 (b)	17,315,437	4,545,302
Bain Capital Credit CLO Ltd.:
Series 2019-3A, Class DR, ABS, 3 mo. USD Term SOFR + 3.36%, 8.69%, 10/21/2034 (a) (b)	1,000,000	974,170
Series 2021-6A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.74%, 10/21/2034 (a) (b)	3,000,000	3,003,300
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.25%, 8.57%, 7/24/2036 (a) (b)	2,000,000	2,002,354
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,682,320	3,279,648
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 4.49%, 10/25/2036 (b)	15,805,302	10,286,673
BSPRT Issuer Ltd. Series 2021-FL6, Class A, ABS, 1 mo. USD Term SOFR + 1.21%, 6.54%, 3/15/2036 (a) (b)	412,928	410,299
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 8.59%, 7/15/2030 (a) (b)	1,000,000	994,975
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.36%, 8.69%, 4/15/2034 (a) (b)	2,000,000	1,986,056
Carlyle U.S. CLO Ltd.:
Series 2021-1A, Class D, ABS, 3 mo. USD Term SOFR + 6.26%, 11.59%, 4/15/2034 (a) (b)	1,000,000	999,321
Security Description	Principal Amount	Value
Series 2022-2A, Class A2, 3 mo. USD Term SOFR + 2.00%, 7.32%, 4/20/2035 (a) (b)	$2,000,000	$2,013,148
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.60%, 7.93%, 10/15/2036 (a) (b)	3,000,000	3,027,801
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.00%, 8.33%, 10/15/2036 (a) (b)	2,000,000	1,999,820
Catamaran CLO Ltd. Series 2018-1A, Class C, 3 mo. USD Term SOFR + 2.76%, 8.09%, 10/25/2031 (a) (b)	1,000,000	999,593
Cathedral Lake VIII Ltd. Series 2021-8A, Class C, 3 mo. USD Term SOFR + 2.88%, 8.21%, 1/20/2035 (a) (b)	2,550,000	2,544,645
CIFC Funding Ltd.:
Series 2013-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.81%, 9.14%, 7/16/2030 (a) (b)	1,000,000	996,700
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 7.24%, 10/15/2034 (a) (b)	1,000,000	1,001,100
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 7.32%, 4/21/2035 (a) (b)	2,000,000	1,998,200
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2, 3.30%, 12/26/2051 (a)	3,250,000	2,991,534
Compass Datacenters Issuer II LLC Series 2024-1A, Class A2, 5.75%, 2/25/2049 (a)	4,000,000	3,983,216
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	939,919
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	2,250,000	2,085,279
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,844,066
Drive Auto Receivables Trust Series 2021-3, Class C, 1.47%, 1/15/2027	1,953,320	1,931,108
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 6.99%, 1/15/2031 (a) (b)	1,626,877	1,623,461

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.94%, 7/15/2035 (a) (b)	$1,500,000	$1,459,167
Exeter Automobile Receivables Trust:
Series 2021-1A, Class D, ABS, 1.08%, 11/16/2026	633,193	618,127
Series 2021-1A, Class E, ABS, 2.21%, 2/15/2028 (a)	1,500,000	1,427,305
Fillmore Park CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.16%, 8.49%, 7/15/2030 (a) (b)	1,000,000	996,100
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 5.74%, 3/25/2037 (b)	8,520,282	4,230,064
FirstKey Homes Trust:
Series 2020-SFR2, Class D, ABS, 1.97%, 10/19/2037 (a)	2,000,000	1,888,644
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	2,000,000	1,900,226
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,789,281
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,374,058
FREED ABS Trust Series 2021-2, Class C, ABS, 1.94%, 6/19/2028 (a)	452,995	452,995
FS Rialto Issuer LLC Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 6.66%, 5/16/2038 (a) (b)	1,751,382	1,734,563
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (g)	1,010,602	929,769
Galaxy XXII CLO Ltd. Series 2016-22A, Class CRR, 3 mo. USD Term SOFR + 2.41%, 7.74%, 4/16/2034 (a) (b)	500,000	498,800
Galaxy XXVIII CLO Ltd. Series 2018-28A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.59%, 7/15/2031 (a) (b)	2,100,000	2,094,740
GLS Auto Receivables Issuer Trust Series 2021-2A, Class C, 1.08%, 6/15/2026 (a)	565,749	563,524
Security Description	Principal Amount	Value
GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR, 3 mo. USD Term SOFR + 4.40%, 9.72%, 10/20/2036 (a) (b)	$1,000,000	$1,012,291
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	2,437,822
Greystone CRE Notes Ltd. Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 7.09%, 7/15/2039 (a) (b)	2,925,000	2,884,547
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,129,351	835,318
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 6.06%, 3/25/2037 (b)	5,581,441	2,183,574
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,602,250	1,528,380
Invesco U.S. CLO Ltd.:
Series 2023-3A, Class B, 3 mo. USD Term SOFR + 2.65%, 7.98%, 7/15/2036 (a) (b)	1,000,000	1,007,011
Series 2023-3A, Class C, 3 mo. USD Term SOFR + 3.15%, 8.48%, 7/15/2036 (a) (b)	1,000,000	999,443
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	1,865,315	1,734,874
Katayma CLO I Ltd. Series 2023-1A, Class D, 3 mo. USD Term SOFR + 5.25%, 10.57%, 10/20/2036 (a) (b)	5,000,000	5,098,615
LCCM Trust Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.56%, 6.89%, 11/15/2038 (a) (b)	2,558,933	2,530,867
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 7.44%, 4/20/2031 (a) (b)	1,435,000	1,430,121
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	1,538,283	1,512,742
LendingPoint Asset Securitization Trust Series 2021-A, Class C, ABS, 2.75%, 12/15/2028 (a)	875,886	865,205
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR - 3.00%, 1.00%, 7/21/2037 (a) (b) (d)	500,000	498,100

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Madison Park Funding XLVIII Ltd. Series 2021-48A, Class D, ABS, 3 mo. USD Term SOFR + 3.26%, 8.59%, 4/19/2033 (a) (b)	$1,000,000	$1,001,079
Madison Park Funding XVII Ltd. Series 2015-17A, Class DR, 3 mo. USD Term SOFR + 3.86%, 9.19%, 7/21/2030 (a) (b)	1,000,000	996,500
Magnetite XXIX Ltd. Series 2021-29A, Class E, ABS, 3 mo. USD Term SOFR + 6.01%, 11.34%, 1/15/2034 (a) (b)	500,000	503,579
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 11.59%, 7/15/2034 (a) (b)	500,000	496,288
Marble Point CLO XI Ltd. Series 2017-2A, Class B, 3 mo. USD Term SOFR + 1.76%, 7.09%, 12/18/2030 (a) (b)	3,500,000	3,495,450
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 5.66%, 7/25/2037 (b)	3,709,121	673,793
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 5.76%, 7/25/2037 (b)	5,133,632	934,587
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.56%, 3/25/2037 (b)	31,924,542	7,890,721
MetroNet Infrastructure Issuer LLC Series 2023-1A, Class A2, 6.56%, 4/20/2053 (a)	4,000,000	4,059,598
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 6.53%, 10/16/2036 (a) (b)	1,345,226	1,337,715
MF1 Multifamily Housing Mortgage Loan Trust Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 6.99%, 8/18/2041 (a) (b) (d)	1,750,000	1,745,625
MKS CLO Ltd. Series 2017-1A, Class AR, 3 mo. USD Term SOFR + 1.26%, 6.59%, 7/20/2030 (a) (b)	198,620	198,500
Mosaic Solar Loan Trust Series 2018-1A, Class C, ABS, PO, 0.00%, 6/22/2043 (a)	90,412	84,786
Security Description	Principal Amount	Value
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	$457,765	$428,358
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	762,942	719,790
Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class D, ABS, 3 mo. USD Term SOFR + 3.01%, 8.34%, 4/16/2033 (a) (b)	1,500,000	1,484,226
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class D, ABS, 3 mo. USD Term SOFR + 3.10%, 8.43%, 4/14/2035 (a) (b)	500,000	497,750
Ocean Trails CLO V Series 2014-5A, Class DRR, ABS, 3 mo. USD Term SOFR + 3.71%, 9.04%, 10/13/2031 (a) (b)	1,000,000	968,041
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 8.54%, 7/15/2030 (a) (b)	500,000	488,500
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class CR, ABS, 3 mo. USD Term SOFR + 3.56%, 8.89%, 3/17/2030 (a) (b)	1,000,000	991,850
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 8.94%, 1/20/2035 (a) (b)	500,000	482,400
Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R3, 3 mo. USD Term SOFR + 1.66%, 6.98%, 2/14/2031 (a) (b)	500,000	499,474
Pagaya AI Debt Trust:
Series 2022-1, Class A, 2.03%, 10/15/2029 (a)	719,037	715,272
Series 2022-1, Class B, ABS, 3.34%, 10/15/2029 (a)	4,499,405	4,415,704
Series 2022-2, Class A, 4.97%, 1/15/2030 (a)	423,415	421,925
Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	608,653	610,172
Series 2023-3, Class A, 7.60%, 12/16/2030 (a)	2,537,200	2,549,895

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1A, Class BR, 3 mo. USD Term SOFR + 2.36%, 7.69%, 10/20/2031 (a) (b)	$4,000,000	$3,990,400
PMT Issuer Trust - FMSR Series 2021-FT1, Class A, ABS, 1 mo. USD Term SOFR + 3.11%, 8.46%, 3/25/2026 (a) (b)	1,300,000	1,313,178
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 8.84%, 7/15/2031 (a) (b)	500,000	497,470
PRET LLC:
Series 2021-NPL5, Class A1, 2.49%, 10/25/2051 (a) (g)	3,285,037	3,253,984
Series 2022-RN1, Class A1, 3.72%, 7/25/2051 (a) (g)	11,228,015	11,032,680
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,954,476	7,331,284
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,679,439	2,600,512
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	9,400,000	9,069,331
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (a)	25,000,000	22,560,385
Prosper Marketplace Issuance Trust Series 2023-1A, Class A, 7.06%, 7/16/2029 (a)	2,585,595	2,594,677
Race Point IX CLO Ltd. Series 2015-9A, Class BR, 3 mo. USD Term SOFR + 2.41%, 7.74%, 10/15/2030 (a) (b)	2,250,000	2,244,600
Regatta XXIII Funding Ltd. Series 2021-4A, Class A1, 3 mo. USD Term SOFR + 1.41%, 6.74%, 1/20/2035 (a) (b)	4,500,000	4,503,600
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (g)	8,664,451	3,316,700
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (a)	2,500,000	2,374,023
Sapphire Aviation Finance II Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	919,961	844,193
Security Description	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.20%, 5.55%, 5/25/2037 (b)	$3,369,473	$2,026,403
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.31%, 5.66%, 5/25/2037 (b)	23,413,938	14,095,191
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.29%, 5.64%, 5/25/2037 (b)	31,446,403	22,541,744
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 8.61%, 7/15/2030 (a) (b)	1,080,000	1,072,980
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,554,960	1,469,779
Sound Point CLO 36 Ltd.:
Series 2023-36A, Class B, 3 mo. USD Term SOFR + 2.85%, 8.17%, 7/26/2036 (a) (b)	1,000,000	1,009,300
Series 2023-36A, Class C, 3 mo. USD Term SOFR + 3.40%, 8.72%, 7/26/2036 (a) (b)	500,000	505,200
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 6.66%, 1/26/2031 (a) (b)	362,979	363,068
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 7.54%, 7/26/2031 (a) (b)	500,000	497,750
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 12.06%, 7/15/2034 (a) (b)	1,000,000	870,435
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 8.94%, 7/20/2034 (a) (b)	500,000	487,402
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 9.24%, 1/25/2032 (a) (b)	4,000,000	3,905,936

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 8.62%, 4/25/2035 (a) (b)	$700,000	$662,900
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	415,317	397,728
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 5.80%, 12/25/2036 (b)	505,207	496,078
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	1,500,000	1,526,247
Sunnova Helios V Issuer LLC Series 2021-A, Class A, ABS, 1.80%, 2/20/2048 (a)	1,159,635	890,326
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,392,997	1,957,664
Switch ABS Issuer LLC Series 2024-2A, Class B, 6.20%, 6/25/2054 (a)	3,000,000	2,899,749
Theorem Funding Trust Series 2023-1A, Class A, 7.58%, 4/15/2029 (a)	2,062,804	2,077,603
THL Credit Wind River CLO Ltd. Series 2017-3A, Class AR, ABS, 3 mo. USD Term SOFR + 1.41%, 6.74%, 4/15/2035 (a) (b)	2,150,000	2,153,010
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,640,625	3,154,359
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,456,250	1,266,795
Tricon Residential Trust Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,990,776	9,865,126
Trimaran Cavu Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 9.37%, 1/18/2035 (a) (b)	1,500,000	1,511,342
TRTX Issuer Ltd. Series 2021-FL4, Class A, ABS, 1 mo. USD Term SOFR + 1.31%, 6.64%, 3/15/2038 (a) (b)	903,963	893,305
Upstart Pass-Through Trust Series 2021-ST3, Class A, ABS, 2.00%, 5/20/2027 (a)	577,223	564,660
Security Description	Principal Amount	Value
Upstart Securitization Trust:
Series 2020-1, Class C, ABS, 4.90%, 4/22/2030 (a)	$32,639	$32,587
Series 2022-1, Class B, 4.48%, 3/20/2032 (a)	6,500,000	6,347,311
Series 2023-2, Class A, 6.77%, 6/20/2033 (a)	1,723,168	1,727,940
Valley Stream Park CLO Ltd. Series 2022-1A, Class DR, 3 mo. USD Term SOFR + 4.15%, 9.47%, 10/20/2034 (a) (b)	500,000	503,346
VOLT XCVI LLC Series 2021-NPL5, Class A1, CMO, 5.12%, 3/27/2051 (a) (g)	748,981	742,401
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 7.49%, 10/15/2030 (a) (b)	1,000,000	997,300
Series 2014-2A, Class BRR, 3 mo. USD Term SOFR + 2.36%, 7.68%, 4/17/2030 (a) (b)	1,250,000	1,249,375
Series 2017-3A, Class A2AR, 3 mo. USD Term SOFR + 1.81%, 7.14%, 4/20/2034 (a) (b)	1,005,000	1,003,995
Series 2017-3A, Class CR, ABS, 3 mo. USD Term SOFR + 3.41%, 8.74%, 4/20/2034 (a) (b)	1,000,000	981,382
VR Funding LLC Series 2020-1A, Class B, 4.22%, 11/15/2050 (a)	2,004,906	1,853,834
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.33%, 5.68%, 2/25/2037 (b)	12,788,151	3,612,578
Wellfleet CLO Ltd.:
Series 2017-3A, Class A2, 3 mo. USD Term SOFR + 1.76%, 7.08%, 1/17/2031 (a) (b)	1,700,000	1,698,344
Series 2020-2A, Class CR, 3 mo. USD Term SOFR + 2.56%, 7.89%, 7/15/2034 (a) (b)	1,550,000	1,546,235
Wellfleet CLO X Ltd. Series 2019-XA, Class A2R, 3 mo. USD Term SOFR + 2.01%, 7.34%, 7/20/2032 (a) (b)	3,500,000	3,496,496

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Wind River CLO Ltd. Series 2016-2A, Class BR, 3 mo. USD Term SOFR + 2.06%, 7.39%, 11/1/2031 (a) (b)	$3,000,000	$3,000,000
TOTAL ASSET-BACKED SECURITIES (Cost $407,298,571)		386,682,235
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
COLOMBIA — 0.1%
Colombia Government International Bonds:
3.88%, 4/25/2027	200,000	188,140
4.13%, 5/15/2051	1,700,000	1,013,993
		1,202,133
GUATEMALA — 0.0% (e)
Guatemala Government Bonds 4.38%, 6/5/2027	200,000	190,760
MEXICO — 0.1%
Mexico Government International Bonds 6.34%, 5/4/2053	2,000,000	1,881,528
PANAMA — 0.0% (e)
Panama Government International Bonds:
3.87%, 7/23/2060	1,000,000	569,186
4.30%, 4/29/2053	200,000	127,941
		697,127
SOUTH AFRICA — 0.0% (e)
Republic of South Africa Government International Bonds 4.30%, 10/12/2028	650,000	596,433
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,867,576)		4,567,981
	Shares
COMMON STOCKS — 0.0% (e)
UNITED STATES — 0.0% (e)
Bright Bidco BV (f) (h)	710	71
Envision Healthcare Corp. (f) (h)	2,187	21,688
Phoenix Services International LLC (f) (h)	7,665	45,532
		67,291
TOTAL COMMON STOCKS (Cost $58,946)		67,291

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 1.9%
ADVERTISING SERVICES — 0.0% (e)
CMG Media Corp., 2021 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.93%, 12/17/2026 (b)	$74,406	$59,323
AEROSPACE & DEFENSE — 0.0% (e)
Dynasty Acquisition Co., Inc.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/24/2028 (b)	304,606	306,059
2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/24/2028 (b)	117,448	118,009
TransDigm, Inc.:
2023 Term Loan J, 3 mo. USD Term SOFR + 3.25%, 7.84%, 2/28/2031 (b)	119,700	120,089
2024 Term Loan I, 3 mo. USD Term SOFR + 2.75%, 7.84%, 8/24/2028 (b)	407,000	408,196
		952,353
AIR FREIGHT & LOGISTICS — 0.0% (e)
Worldwide Express Operations LLC, 2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.85%, 7/26/2028 (b)	116,841	117,326
AIRLINES — 0.1%
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.85%, 3/21/2031 (b)	104,738	105,015
American Airlines, Inc.:
2021 Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.34%, 4/20/2028 (b)	248,000	256,525
2023 1st Lien Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.77%, 6/4/2029 (b)	328,107	327,984
Kestrel Bidco, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.44%, 12/11/2026 (b)	21,764	21,855
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.74%, 6/21/2027 (b)	303,000	309,542

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/20/2027 (b)	$92,294	$94,638
United Airlines, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 2/22/2031 (b)	289,275	290,360
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.05%, 2/14/2031 (b)	350,000	352,012
		1,757,931
APPAREL — 0.0% (e)
ABG Intermediate Holdings 2 LLC, 2024 Add on Delayed Draw Term Loan (i)	175,000	175,383
AUTO COMPONENTS — 0.0% (e)
DexKo Global, Inc., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.35%, 10/4/2028 (b)	108,979	108,531
AUTO PARTS & EQUIPMENT — 0.0% (e)
Clarios Global LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.34%, 5/6/2030 (b)	408,975	410,445
BEVERAGES — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.25%, 8.85%, 3/31/2028 (b)	1,158,854	1,160,592
BUILDING MATERIALS — 0.0% (e)
Cornerstone Building Brands, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.83%, 5/2/2031 (b)	30,000	29,875
MI Windows and Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.84%, 3/28/2031 (b)	50,000	50,365
Quikrete Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.84%, 4/14/2031 (b)	39,900	40,035
Tamko Building Products LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.59%, 9/20/2030 (b)	138,950	139,124
		259,399
Security Description	Principal Amount	Value
BUILDING PRODUCTS — 0.0% (e)
Chamberlain Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.69%, 11/3/2028 (b)	$197,969	$198,093
Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (b)	128,342	125,535
		323,628
CAPITAL MARKETS — 0.0% (e)
Focus Financial Partners LLC, 2024 Term Loan B7, 1 mo. USD Term SOFR + 2.75%, 8.09%, 6/30/2028 (b)	49,626	49,633
CHEMICALS — 0.1%
ECO Services Operations Corp., 2024 Term Loan B , 6/12/2031 (b)	289,532	289,816
Hexion Holdings Corp., 2022 USD Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.98%, 3/15/2029 (b)	287,952	287,360
Illuminate Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.96%, 12/31/2029 (b)	197,293	198,279
INEOS Quattro Holdings U.K. Ltd., 2023 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.69%, 4/2/2029 (b)	284,287	284,110
INEOS U.S. Finance LLC:
2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.60%, 2/18/2030 (b)	567,625	565,071
2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.09%, 2/7/2031 (b)	75,000	75,281
Natgasoline LLC, Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.96%, 11/14/2025 (b)	179,511	178,950
Nouryon Finance BV, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.83%, 4/3/2028 (b)	243,474	244,417
Olympus Water U.S. Holding Corp., 2024 USD Term Loan B (b)	250,000	250,781
Polar U.S. Borrower LLC, 2018 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.18%, 10/15/2025 (b)	99,390	79,512

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.08%, 10/26/2026 (b)	$24,625	$24,379
		2,477,956
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.19% (i)	591,319	589,713
APi Group DE, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 1/3/2029 (b)	20,000	20,014
APX Group, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 10.25% (i)	350,079	350,954
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 1/31/2031 (b)	319,200	320,158
Conservice Midco LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.34%, 5/13/2027 (b)	84,575	84,773
EAB Global, Inc., 2021 Term Loan (b)	264,324	264,390
Grant Thornton Advisors LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.60%, 6/2/2031 (b)	170,000	170,700
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.33%, 1/31/2031 (b)	340,000	340,898
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.84%, 10/21/2030 (b)	109,451	109,850
Mavis Tire Express Services Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.09%, 5/4/2028 (b)	267,942	268,872
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.84%, 12/15/2028 (b)	76,446	51,177
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.60%, 3/4/2028 (b)	101,423	86,907
Security Description	Principal Amount	Value
Trans Union LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 7.09%, 6/11/2031 (b)	110,000	$109,945
Vestis Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.58%, 2/22/2031 (b)	$99,750	99,397
Viad Corp., Initial Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.59%, 7/30/2028 (b)	172,009	172,655
VT Topco, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/9/2030 (b)	99,501	100,085
Wand NewCo 3, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.09%, 1/30/2031 (b)	115,000	115,893
		3,256,381
COMMERCIAL SERVICES & SUPPLIES — 0.0% (e)
Asurion LLC:
2021 2nd Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 10.71%, 1/31/2028 (b)	70,000	65,406
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.71%, 1/20/2029 (b)	105,000	97,166
2021 Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 8.71%, 7/31/2027 (b)	376,113	370,296
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.69%, 8/19/2028 (b)	24,749	24,597
Garda World Security Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.59%, 2/1/2029 (b)	321,856	324,270
Packers Holdings LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 3/9/2028 (b)	113,241	63,500
		945,235
COMMUNICATIONS EQUIPMENT — 0.0% (e)
CommScope, Inc., 2019 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.71%, 4/6/2026 (b)	59,092	53,457
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.46%, 3/9/2027 (b)	160,000	139,733
		193,190

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 0.1%
Artera Services LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.50%, 9.83%, 2/15/2031 (b)	$239,400	$240,960
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.83%, 8/1/2030 (b)	228,639	229,655
Brown Group Holding LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.19%, 6/7/2028 (b)	273,699	273,888
DG Investment Intermediate Holdings 2, Inc.:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.75%, 12.21%, 3/30/2029 (b)	60,000	58,978
2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.21%, 3/31/2028 (b)	252,311	252,364
KKR Apple Bidco LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.21%, 9/22/2028 (b)	185,250	185,581
Tecta America Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.46%, 4/10/2028 (b)	189,150	190,234
		1,431,660
CONSTRUCTION MATERIALS — 0.0% (e)
Emrld Borrower LP, 2024 Term Loan B (i)	150,000	150,187
Quikrete Holdings, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 7.59%, 3/19/2029 (b)	143,539	143,800
Traverse Midstream Partners LLC, 2017 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.83%, 2/16/2028 (b)	52,658	52,938
		346,925
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (e)
Monogram Food Solutions LLC, Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.46%, 8/28/2028 (b)	253,500	254,134
Security Description	Principal Amount	Value
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.09%, 5/1/2031 (b)	$115,000	$115,527
		369,661
CONTAINERS & PACKAGING — 0.1%
Charter NEX U.S., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.84%, 12/1/2027 (b)	144,627	145,046
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.68%, 9.12%, 4/13/2029 (b)	263,655	264,560
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.46%, 8/4/2027 (b)	298,070	298,874
Kloeckner Pentaplast of America, Inc., 2021 Term Loan B, 6 mo. USD Term SOFR + 4.73%, 10.27%, 2/12/2026 (b)	94,028	88,151
Pregis TopCo Corp., 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.34%, 7/31/2026 (b)	372,613	373,427
Pretium Packaging LLC:
First Out Term Loan A, 3 mo. USD Term SOFR + 5.00%, 10.33%, 10/2/2028 (b)	55,109	56,818
Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.60%, 9.93%, 10/2/2028 (b)	142,911	124,476
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.75%, 12.33%, 10/1/2029 (b)	45,000	26,444
Reynolds Group Holdings, Inc., 2024 Term Loan B3, 3 mo. USD Term SOFR + 2.50%, 7.84%, 9/24/2028 (b)	259,056	259,661
TricorBraun Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.71%, 3/3/2028 (b)	191,255	191,196
Trident TPI Holdings, Inc., 2021 Term Loan B3, 3 mo. USD Term SOFR + 4.00%, 9.34%, 9/15/2028 (b)	241,544	242,198
		2,070,851

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
COSMETICS & TOILETRIES — 0.0% (e)
Solis IV BV, USD Term Loan B1, 3 mo. USD Term SOFR + 3.50%, 8.84%, 2/26/2029 (b)	$269,278	$267,885
DISTRIBUTION/WHOLESALE — 0.0% (e)
BCPE Empire Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.34% (i)	585,728	586,571
Resideo Funding, Inc., 2024 M&A Term Loan B (i)	190,000	190,001
		776,572
DIVERSIFIED CONSUMER SERVICES — 0.0% (e)
Ascend Learning LLC:
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 11.19%, 12/10/2029 (b)	84,708	83,353
2021 Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94% (i)	588,913	589,069
Mister Car Wash Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.34%, 3/27/2031 (b)	50,000	50,209
		722,631
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.89%, 11/1/2028 (b)	386,931	386,585
Assetmark Financial Holdings, Inc., 2024 Term Loan (i)	105,000	105,197
Astra Acquisition Corp., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.88%, 14.47%, 10/25/2029 (b)	124,962	32,920
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.84%, 10/22/2026 (b)	335,063	336,028
CPI Holdco B LLC, Term Loan, 1 mo. USD Term SOFR + 2.00%, 7.34%, 5/17/2031 (b)	80,000	80,013
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.08%, 4/9/2027 (b)	345,162	345,417
Security Description	Principal Amount	Value
Edelman Financial Center LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 10.59%, 10/6/2028 (b)	$115,000	$115,431
2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.59%, 4/7/2028 (b)	489,895	491,159
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.34%, 2/28/2031 (b)	199,000	201,198
Focus Financial Partners LLC, 2021 Term Loan B4, 1 mo. USD Term SOFR + 2.50%, 7.85%, 6/30/2028 (b)	445,408	445,513
Greystone Select Financial LLC, Term Loan B, 3 mo. USD Term SOFR + 5.00%, 10.59%, 6/16/2028 (b)	86,400	86,184
Hightower Holding LLC, 2021 Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.59%, 4/21/2028 (b)	344,482	345,720
Walker & Dunlop, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 7.69%, 12/16/2028 (b)	112,125	112,125
		3,083,490
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Altice France SA, 2023 USD Term Loan B14, 3 mo. USD Term SOFR + 5.50%, 10.83%, 8/15/2028 (b)	228,149	168,260
Connect Finco Sarl, 2024 Non-Extended Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.84%, 12/11/2026 (b)	61,681	61,064
Cyxtera DC Holdings, Inc., Term Loan B (b)	102,389	2,048
Frontier Communications Corp., 2024 Term Loan B (i)	245,000	245,000
Level 3 Financing, Inc.:
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.56%, 11.90%, 4/15/2029 (b)	48,965	48,054
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.56%, 11.90%, 4/15/2030 (b)	48,965	47,790

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Telesat LLC, Term Loan B5, 3 mo. USD Term SOFR + 2.75%, 8.36%, 12/7/2026 (b)	$47,573	$22,464
		594,680
ELECTRIC — 0.0% (e)
Hamilton Projects Acquiror LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.09%, 5/22/2031 (b)	60,000	60,461
ELECTRICAL EQUIPMENT — 0.0% (e)
Gates Global LLC, 2022 Term Loan B4, 1 mo. USD Term SOFR + 2.25%, 7.59%, 11/16/2029 (b)	58,950	59,124
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (e)
Compass Power Generation LLC, 2022 Term Loan B2, 1 mo. USD Term SOFR + 4.25%, 9.71%, 4/14/2029 (b)	192,397	194,171
ELECTRONICS — 0.0% (e)
II-VI, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.84%, 7/2/2029 (b)	39,161	39,239
Mirion Technologies, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 2.25%, 7.58%, 10/20/2028 (b)	150,000	150,399
		189,638
ENERGY-ALTERNATE SOURCES — 0.0% (e)
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 4/30/2031 (b)	94,762	95,319
ENTERTAINMENT — 0.1%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.84%, 10/2/2028 (b)	267,259	254,425
Cedar Fair LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.33%, 5/1/2031 (b)	85,000	84,960
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/27/2029 (b)	1,247,500	1,250,382
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 7.58%, 11/25/2030 (b)	74,625	74,757
Security Description	Principal Amount	Value
Motion Finco SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.83%, 11/12/2029 (b)	$329,175	$329,669
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 8/1/2030 (b)	339,678	341,747
OVG Business Services LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.35%, 6/14/2031 (b)	200,000	199,876
PCI Gaming Authority, 2024 Term Loan (i)	100,000	99,950
SMG U.S. Midco 2, Inc., 2020 Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.82%, 1/23/2025 (b)	339,868	340,040
		2,975,806
FOOD PRODUCTS — 0.0% (e)
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.46%, 12/8/2028 (b)	306,820	307,780
FOOD-MISC/DIVERSIFIED — 0.0% (e)
H-Food Holdings LLC, 2018 Term Loan B, 3 mo. USD Term SOFR + 3.69%, 9.30%, 5/23/2025 (b)	78,530	57,793
FORESTRY — 0.0% (e)
Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 1.75%, 7.10%, 5/23/2031 (b)	310,000	310,155
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.34%, 9/29/2028 (b)	143,913	143,823
Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 5/10/2027 (b)	1,041,350	1,031,588
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.43%, 10/1/2027 (b)	444,359	431,397
Maravai Intermediate Holdings LLC, 2022 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 8.33%, 10/19/2027 (b)	168,274	166,591

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Medline Borrower LP:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 10/23/2028 (b)	$277,530	$278,397
2024 USD Add-on Term Loan B (i)	85,000	85,106
Sotera Health Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.59%, 5/30/2031 (b)	575,000	574,762
		2,711,664
HEALTH CARE PROVIDERS & SERVICES — 0.1%
ADMI Corp.:
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.21%, 12/23/2027 (b)	143,524	140,923
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 11.09%, 12/23/2027 (b)	199,000	200,658
Aveanna Healthcare LLC:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.00%, 12.50%, 12/10/2029 (b)	82,260	75,988
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.20%, 7/17/2028 (b)	199,008	191,048
CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 9/29/2028 (b)	329,753	330,645
Concentra Health Services, Inc., Term Loan B (i)	130,000	130,650
Fortrea Holdings, Inc., Term Loan B, 1 wk. USD Term SOFR + 3.75%, 9.09%, 7/1/2030 (b)	13,799	13,816
LifePoint Health, Inc.:
2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.33%, 5/17/2031 (b)	45,000	45,120
2024 Term Loan B, 3 mo. USD Term SOFR + 4.75%, 10.06%, 11/16/2028 (b)	394,012	396,648
Pacific Dental Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 3/15/2031 (b)	204,488	205,148
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.09% (i)	246,995	234,892
Security Description	Principal Amount	Value
Radnet Management, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.83%, 4/18/2031 (b)	$75,000	$75,141
Team Health Holdings, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 5.25%, 10.59%, 3/2/2027 (b)	84,036	78,532
		2,119,209
HOME FURNISHINGS — 0.0% (e)
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.33%, 7/31/2028 (b)	409,073	410,264
HOTELS, RESTAURANTS & LEISURE — 0.1% (e)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 3 mo. USD Term SOFR + 1.75%, 7.09%, 9/20/2030 (b)	120,000	119,848
Caesars Entertainment, Inc.:
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.75%, 8.10%, 2/6/2031 (b)	249,375	249,881
Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.10%, 2/6/2030 (b)	61,588	61,708
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.19%, 2/1/2028 (b)	211,204	211,484
Playa Resorts Holding BV, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.09%, 1/5/2029 (b)	315,806	316,379
Travelport Finance Luxembourg SARL, 2020 Super Priority Term Loan, 3 mo. USD Term SOFR + 8.00%, 13.56%, 9/30/2028 (b)	153,188	139,505
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 7.09%, 5/24/2030 (b)	325,000	325,790
		1,424,595
HOUSEHOLD DURABLES — 0.0% (e)
Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.46%, 10/6/2028 (b)	129,941	111,588

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.0% (e)
Energizer Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.34%, 12/22/2027 (b)	$123,810	$124,274
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (e)
NRG Energy, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 7.34%, 4/16/2031 (b)	134,662	134,848
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.34%, 12/20/2030 (b)	69,650	69,784
		204,632
INSURANCE — 0.1%
Acrisure LLC:
2020 Term Loan B, 1 mo. USD LIBOR + 3.50%, 8.96%, 2/15/2027 (b)	240,493	240,743
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.25%, 9.71%, 2/15/2027 (b)	136,850	137,364
2024 Term Loan B6, 3 mo. USD Term SOFR + 3.25%, 8.59% (i)	373,591	373,593
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/6/2030 (b)	297,750	298,819
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.59%, 2/19/2028 (b)	54,858	54,879
Ardonagh Midco 3 PLC, 2024 USD Term Loan B , 2/17/2031	295,000	294,816
AssuredPartners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.84%, 2/14/2031 (b)	324,187	325,403
BroadStreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 8.59% (i)	155,000	154,767
Cross Financial Corp., 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.50%, 8.84%, 9/15/2027 (b)	183,596	184,514
Security Description	Principal Amount	Value
OneDigital Borrower LLC:
2021 Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.69%, 11/16/2027 (b)	$327,353	$326,944
2024 2nd Lien Term Loan (i)	135,000	134,663
2024 Term Loan (i)	415,000	414,483
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.09%, 6/27/2031 (b)	345,000	345,431
		3,286,419
INTERNET & CATALOG RETAIL — 0.0% (e)
Harbor Freight Tools USA, Inc., 2024 Term Loan B , 6/5/2031 (b)	160,000	159,737
INTERNET & TELECOM — 0.1%
CNT Holdings I Corp., 2020 Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.83%, 11/8/2027 (b)	131,877	132,353
Endure Digital, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/10/2028 (b)	189,637	176,600
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.48%, 2/16/2028 (b)	272,500	272,896
ION Trading Technologies SARL, 2024 Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.35%, 4/1/2028 (b)	90,890	90,909
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 8.34%, 8/31/2028 (b)	329,904	330,585
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 10.09%, 3/15/2030 (b)	206,891	207,215
		1,210,558
INVESTMENT COMPANIES — 0.0% (e)
Wec U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.09%, 1/27/2031 (b)	320,000	320,670
IT SERVICES — 0.0% (e)
Access CIG LLC, 2023 Term Loan, 3 mo. USD Term SOFR + 5.00%, 10.33%, 8/18/2028 (b)	337,450	340,035

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.96%, 6/2/2028 (b)	$91,589	$90,379
		430,414
LEISURE TIME — 0.0% (e)
Alterra Mountain Co.:
2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 8.59%, 8/17/2028 (b)	265,632	267,052
2024 Term Loan B5, 1 mo. USD Term SOFR + 3.50%, 8.84%, 5/31/2030 (b)	89,325	89,925
Carnival Corp.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 8.09%, 10/18/2028 (b)	304,331	305,520
2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 8.09%, 8/8/2027 (b)	57,228	57,586
ClubCorp Holdings, Inc., 2023 Term Loan B2, 3 mo. USD Term SOFR + 5.26%, 10.60%, 9/18/2026 (b)	192,715	193,967
LC Ahab U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.84%, 5/1/2031 (b)	195,000	195,610
		1,109,660
LIFE SCIENCES TOOLS & SERVICES — 0.0% (e)
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.71%, 11/15/2028 (b)	329,598	330,680
LODGING — 0.0% (e)
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 7.10%, 11/8/2030 (b)	15,000	15,032
Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 1/17/2031 (b)	154,612	154,806
Station Casinos LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.59%, 3/14/2031 (b)	84,788	84,852
		254,690
Security Description	Principal Amount	Value
MACHINERY — 0.1%
Columbus McKinnon Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 2.50%, 7.83%, 5/14/2028 (b)	$26,483	$26,698
Crosby U.S. Acquisition Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.34%, 8/16/2029 (b)	79,600	80,139
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 4/2/2029 (b)	333,473	325,048
Madison IAQ LLC, Term Loan, 1 mo. USD Term SOFR + 2.75%, 8.09%, 6/21/2028 (b)	372,374	373,180
Titan Acquisition Ltd., 2024 Term Loan B, 6 mo. USD Term SOFR + 5.00%, 10.33%, 2/15/2029 (b)	275,000	275,975
TK Elevator U.S. Newco, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 8.79%, 4/30/2030 (b)	368,152	370,510
		1,451,550
MEDIA — 0.1%
Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD Term SOFR + 4.25%, 9.54%, 3/22/2031 (b)	129,675	130,202
CSC Holdings LLC, 2019 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 7.94%, 4/15/2027 (b)	253,018	210,915
Directv Financing LLC, Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.46%, 8/2/2027 (b)	126,603	127,015
NEP Group, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 1.50% (i)	244,137	232,133
United Talent Agency LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.08%, 7/7/2028 (b)	84,788	85,317
Univision Communications, Inc., 2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.58%, 6/24/2029 (b)	177,400	177,621
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.25%, 8.66%, 3/31/2031 (b)	385,000	364,443

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Ziggo Financing Partnership, USD Term Loan I, 1 mo. USD Term SOFR + 2.50%, 7.94%, 4/30/2028 (b)	$190,000	$184,076
		1,511,722
METAL FABRICATE & HARDWARE — 0.0% (e)
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.69%, 6/1/2028 (b)	124,732	123,904
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (e)
Starwood Property Trust, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 3.25%, 8.69%, 7/26/2026 (b)	94,033	94,503
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
APRO LLC, 2024 Term Loan B (i)	220,000	220,275
Pacific Gas & Electric Co., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.00%, 7.84%, 6/23/2027 (b)	75,000	75,398
Par Petroleum LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.05%, 2/28/2030 (b)	49,375	49,637
Waterbridge Midstream Operating LLC, 2024 1st Lien Term Loan B (i)	75,000	74,625
		419,935
PERSONAL PRODUCTS — 0.0% (e)
Kronos Acquisition Holdings, Inc.:
2021 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.36%, 12/22/2026 (b)	253,607	253,702
2024 Term Loan (i)	95,000	94,525
		348,227
PHARMACEUTICALS — 0.1%
Curium BidCo SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.33%, 7/31/2029 (b)	237,605	238,942
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 1 mo. USD Term SOFR + 2.00%, 7.44%, 11/15/2027 (b)	194,273	191,359
Security Description	Principal Amount	Value
Option Care Health, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.59%, 10/27/2028 (b)	$29,923	$30,160
Organon & Co., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.83%, 5/19/2031 (b)	119,419	119,643
Packaging Coordinators Midco, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.58%, 11/30/2027 (b)	350,000	351,605
Southern Veterinary Partners LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.09%, 10/5/2027 (b)	445,099	446,584
		1,378,293
PIPELINES — 0.1%
BCP Renaissance Parent LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.60%, 10/31/2028 (b)	195,753	196,456
Brazos Delaware II LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.84%, 2/11/2030 (b)	24,938	25,069
Buckeye Partners LP, 2024 Term Loan B3, 1 mo. USD Term SOFR + 2.00%, 7.34%, 11/1/2026 (b)	104,295	104,518
CQP Holdco LP, 2023 4th Amendment Term Loan, 3 mo. USD Term SOFR + 3.00%, 7.58%, 12/31/2030 (b)	254,362	254,748
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.50%, 9.09%, 12/21/2028 (b)	163,861	163,883
GIP II Blue Holding LP, Term Loan B, 1 mo. USD Term SOFR + 4.50%, 9.09%, 9/29/2028 (b)	86,844	87,852
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 7.83%, 10/4/2030 (b)	119,700	119,999
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (b)	258,700	259,185

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
WaterBridge Midstream Operating LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.83%, 5/10/2029 (b)	$110,000	$110,734
WhiteWater DBR HoldCo LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.08%, 3/3/2031 (b)	115,000	115,378
		1,437,822
PROFESSIONAL SERVICES — 0.0% (e)
Dun & Bradstreet Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 8.10%, 1/18/2029 (b)	168,353	168,669
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% (e)
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.59%, 1/31/2031 (b)	164,175	163,696
RETAIL — 0.0% (e)
EG Group Ltd., 2023 USD Tranche C Term Loan B, 3 mo. USD Term SOFR + 5.50%, 11.07%, 2/7/2028 (b)	185,224	183,295
LBM Acquisition LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.18%, 5/30/2031 (b)	248,102	244,293
Restoration Hardware, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.96%, 10/20/2028 (b)	124,520	120,039
Whatabrands LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.10%, 8/3/2028 (b)	337,453	337,919
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.59% (i)	60,000	60,171
		945,717
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (e)
Ultra Clean Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.84%, 2/28/2028 (b)	138,474	139,109
Security Description	Principal Amount	Value
SOFTWARE — 0.2%
Applied Systems, Inc.:
2024 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.50%, 8.83%, 2/24/2031 (b)	$120,000	$121,030
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.58%, 2/23/2032 (b)	85,000	88,125
AthenaHealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.59%, 2/15/2029 (b)	371,287	370,533
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.25%, 9.34%, 12/29/2028 (b)	467,650	469,193
Castle U.S. Holding Corp., USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.36%, 1/29/2027 (b)	76,753	48,115
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 8.58%, 7/6/2029 (b)	698,612	690,536
Constant Contact, Inc., Term Loan, 3 mo. USD Term SOFR + 4.00%, 9.56%, 2/10/2028 (b)	232,083	228,940
Cornerstone OnDemand, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.21%, 10/16/2028 (b)	165,270	156,455
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.58%, 5/1/2031 (b)	289,275	288,552
DCert Buyer, Inc.:
2019 Term loan B, 1 mo. USD Term SOFR + 4.00%, 9.34%, 10/16/2026 (b)	218,386	213,336
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.00%, 12.34%, 2/19/2029 (b)	55,000	49,362
Epicor Software Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.58%, 5/23/2031 (b)	85,024	85,485
First Advantage Holdings LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.21%, 1/31/2027 (b)	275,667	276,068
Helios Software Holdings, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.08%, 7/18/2030 (b)	233,564	234,482

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Informatica LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 7.59%, 10/27/2028 (b)	$269,311	$270,489
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.81%, 12/1/2027 (b)	71,404	56,973
McAfee LLC:
2022 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.58%, 3/1/2029 (b)	271,011	271,074
2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 3/1/2029 (b)	20,000	20,005
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.61%, 12/18/2028 (b)	110,671	90,612
Mitchell International, Inc.:
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 8.59%, 6/17/2031 (b)	590,000	585,717
2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 10.59% (i)	130,000	129,919
Modena Buyer LLC, Term Loan (i)	170,000	166,149
PointClickCare Technologies, Inc., 2024 Term Loan B, 2 mo. USD Term SOFR + 3.00%, 8.33%, 12/29/2027 (b)	140,650	141,529
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 9.59%, 6/2/2028 (b)	200,323	200,482
Sophia LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 8.94%, 10/9/2029 (b)	409,263	411,609
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 7.34%, 5/9/2031 (b)	188,310	188,798
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.58%, 2/10/2031 (b)	540,000	542,654
		6,396,222
SPECIALTY RETAIL — 0.0% (e)
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.75%, 9.21%, 3/6/2028 (b)	341,517	341,661
Security Description	Principal Amount	Value
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.85%, 4/15/2028 (b)	$132,221	$119,179
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.19%, 2/11/2028 (b)	341,115	340,546
Rent-A-Center, Inc., 2021 First Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 8.09%, 2/17/2028 (b)	156,376	157,125
		958,511
TELECOMMUNICATION EQUIP — 0.0% (e)
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 9.21%, 4/30/2028 (b)	142,334	142,116
TRANSPORT-SERVICES — 0.0% (e)
Echo Global Logistics, Inc., Term Loan, 1 mo. USD Term SOFR + 3.75%, 9.19%, 11/23/2028 (b)	121,398	120,241
Element Materials Technology Group U.S. Holdings, Inc.:
2022 USD Delayed Draw Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.68%, 7/6/2029 (b)	40,437	40,647
2022 USD Term Loan, 3 mo. USD Term SOFR + 4.25%, 9.68%, 7/6/2029 (b)	87,613	88,070
Everi Holdings, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 7.96%, 8/3/2028 (b)	111,263	111,687
Kenan Advantage Group, Inc., 2024 Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 9.09%, 1/25/2029 (b)	214,462	215,803
LaserShip, Inc.:
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.50%, 13.10%, 5/7/2029 (b)	40,000	29,216
2021 Term Loan, 3 mo. USD Term SOFR + 4.50%, 10.10%, 5/7/2028 (b)	66,215	56,605
		662,269
TOTAL SENIOR FLOATING RATE LOANS (Cost $57,065,617)		56,713,227

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
WARRANTS — 0.0% (e)
SINGAPORE — 0.0% (e)
Avation PLC (expiring 10/31/26) (h) (Cost $0)	4,550	$1,582
	Principal Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.0%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2052	$24,371,793	19,164,451
30 day USD SOFR Average - 2.15%, 2.14%, 12/1/2051 (b)	11,014,503	9,615,900
30 day USD SOFR Average + 2.14%, 2.22%, 7/1/2051 (b)	11,468,495	9,978,606
3.00%, 6/1/2042	9,788,612	8,703,416
3.00%, 11/1/2042	5,468,462	4,857,925
3.00%, 12/1/2042	4,656,454	4,067,703
3.00%, 1/1/2045	628,526	551,368
3.00%, 4/1/2045	9,029,480	7,921,017
3.00%, 8/1/2045	4,915,392	4,310,358
3.00%, 12/1/2046	15,005,426	13,158,447
3.00%, 7/1/2047	1,746,381	1,525,573
3.00%, 10/1/2051	14,375,263	12,412,344
3.00%, 3/1/2052	5,542,861	4,720,732
3.50%, 2/1/2045	688,818	625,778
3.50%, 4/1/2045	10,893,166	9,812,998
3.50%, 6/1/2045	5,441,180	4,891,282
3.50%, 10/1/2045	5,622,346	5,054,139
3.50%, 2/1/2046	2,870,214	2,589,576
4.00%, 4/1/2045	12,597,760	11,864,800
4.00%, 4/1/2047	7,502,233	6,980,651
4.00%, 7/1/2047	1,867,056	1,737,543
4.00%, 7/1/2052	12,906,360	11,820,512
4.19%, 7/1/2033	16,202,000	15,315,580
4.30%, 1/1/2033	10,000,000	9,561,103
4.50%, 6/1/2044	676,523	655,018
4.80%, 1/1/2030	17,395,000	17,178,828
5.50%, 4/1/2054	13,354,122	13,337,699
6.00%, 3/1/2054	15,445,099	15,540,402
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 0.55%, 5/15/2041 (b)	2,731,711	226,511
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,867,275	1,747,790
Security Description	Principal Amount	Value
Series 3935, Class SJ, CMO, IO, REMIC, 6.54% - 30 day USD SOFR Average, 1.20%, 5/15/2041 (b)	$299,527	$3,674
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	4,548,596	3,601,098
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	25,481,534	23,925,158
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	14,549,343	12,391,651
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	424,188	412,933
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	6,839,773	6,202,377
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	2,588,042	2,437,600
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	2,391,561	2,225,878
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	4,332,245	4,036,580
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,623,422	2,286,811
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 5.69%, 8/25/2050 (b)	6,602,940	6,348,569
Series 5130, Class SD, CMO, IO, 2.60% - 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (b)	72,680,734	488,640
Series 5243, Class IB, 3.00%, 1/25/2051	16,283,065	2,767,160
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 7.69%, 12/25/2041 (a) (b)	5,000,000	5,058,215
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 9.09%, 2/25/2042 (a) (b)	9,500,000	9,961,414
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 8.24%, 4/25/2042 (a) (b)	20,000,000	20,778,265

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	$8,582,011	$7,531,229
Federal National Mortgage Association:
1.91%, 12/1/2031	10,000,000	8,194,600
1.98%, 10/1/2033	19,300,319	15,479,256
2.50%, 9/1/2046	1,619,891	1,347,218
2.50%, 2/1/2047	4,313,177	3,650,942
2.50%, 6/1/2050	14,018,055	11,705,360
2.50%, 11/1/2050	6,898,376	5,749,623
2.50%, 3/1/2051	25,086,493	20,957,435
2.80%, 11/1/2039	10,034,000	7,746,549
3.00%, 10/1/2041	8,082,890	7,060,908
3.00%, 3/1/2043	1,983,544	1,752,557
3.00%, 7/1/2043	1,976,615	1,730,564
3.00%, 1/1/2045	66,574	57,559
3.00%, 4/1/2045	1,203,231	1,038,745
3.00%, 7/1/2045	10,358,428	9,152,173
3.00%, 10/1/2046	2,091,110	1,826,715
3.00%, 2/1/2047	7,615,961	6,653,017
3.00%, 11/1/2048	4,639,828	4,053,179
3.00%, 10/1/2049	3,283,014	2,785,439
3.00%, 11/1/2051	23,111,834	19,896,269
3.00%, 4/1/2053	9,632,245	8,171,352
3.50%, 12/1/2034	597,613	565,935
3.50%, 2/1/2035	404,965	383,204
3.50%, 1/1/2045	4,707,771	4,231,261
3.50%, 2/1/2045	1,320,275	1,198,206
3.50%, 6/1/2045	5,494,616	4,932,342
3.50%, 11/1/2051	11,483,274	10,244,416
3.88%, 10/1/2030	11,275,884	10,739,048
4.00%, 6/1/2052	11,070,642	10,130,055
4.00%, 12/1/2052	22,065,482	20,287,198
4.10%, 8/1/2032	10,000,000	9,458,324
4.33%, 12/1/2032	10,400,000	9,972,134
4.50%, 3/1/2044	634,432	613,525
4.50%, 6/1/2044	208,485	201,601
4.50%, 7/1/2044	249,526	241,286
4.50%, 2/1/2045	389,457	376,622
30 day USD SOFR Average + 2.28%, 4.55%, 3/1/2053 (b)	18,871,239	18,227,651
5.00%, 9/1/2052	8,081,384	7,826,588
5.00%, 12/1/2052	10,811,170	10,463,611
5.13%, 11/1/2032	13,371,000	13,205,948
3.00%, 6/1/2051	13,956,429	12,029,911
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 8.34%, 1/25/2042 (a) (b)	12,000,000	12,331,948
Security Description	Principal Amount	Value
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 8.69%, 1/25/2043 (a) (b)	$13,500,000	$14,275,855
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	886,354	821,066
Series 2011-51, Class CI, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 0.55%, 6/25/2041 (b)	1,730,285	123,754
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,300,353	1,186,051
Series 2012-148, Class VZ, 3.00%, 1/25/2043	31,370,666	27,697,092
Series 2012-151, Class SB, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 1/25/2043 (b)	20,907	10,816
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	19,646,520	17,848,088
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	278,014	273,090
Series 2013-30, Class PS, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 4/25/2043 (b)	611,451	384,829
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	3,283,013	2,866,150
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	4,038,111	3,524,538
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	2,924,708	2,715,387
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	2,572,626	2,485,290
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	137,831	136,974
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	10,609,016
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	7,929,998	6,785,885
Series 2021-29, Class BA, CMO, 1.25%, 5/25/2041	8,053,881	6,945,796

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Federal National Mortgage Association-ACES Series 2020-M12, 1.40%, 7/25/2029 (b)	$98,090,240	$4,860,625
Government National Mortgage Association:
2.50%, 3/20/2051	8,181,683	6,811,999
3.00%, 2/20/2052	21,718,666	18,693,063
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (b)	82,029,540	4,986,015
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (b)	70,479,929	3,874,781
Series 2021-57, Class AI, 2.00%, 2/20/2051	8,113,487	903,891
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (b)	55,232,039	3,062,450
Series 2021-79, IO, 0.88%, 8/16/2063 (b)	79,583,419	4,704,556
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (b)	86,829,399	5,193,983
Series 2021-85, IO, VRN, 0.68%, 3/16/2063 (b)	98,549,764	5,039,622
Series 2021-99, IO, VRN, 0.59%, 5/16/2061 (b)	40,884,340	1,882,340
Series 2022-91, 0.43%, 7/16/2064 (b)	80,591,477	3,747,436
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	771,627	746,965
Series 2014-43, Class PS, CMO, IO, REMIC, 6.07% - 1 mo. USD Term SOFR, 0.73%, 7/20/2042 (b)	982,532	14,436
Series 2020-116, Class HS, CMO, IO, 6.09% - 1 mo. USD Term SOFR, 0.75%, 8/20/2050 (b)	6,525,223	756,802
Series 2020-173, Class SY, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 0.85%, 11/20/2050 (b)	23,888,116	2,946,472
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	29,470,181	3,203,347
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, Floor 0.00%, 0.00%, 11/20/2050 (b)	8,098,830	548,386
Series 2020-185, Class SE, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 0.85%, 12/20/2050 (b)	28,921,862	3,501,496
Series 2021-1, Class IH, 2.50%, 1/20/2051	35,901,746	4,975,450
Security Description	Principal Amount	Value
Series 2021-118, Class EI, 2.50%, 7/20/2051	$14,362,303	$1,447,536
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, Floor 0.00%, 0.00%, 1/20/2051 (b)	7,463,231	239,420
Series 2021-137, Class IQ, 3.00%, 8/20/2051	19,900,484	3,192,983
Series 2021-196, Class IM, 3.00%, 11/20/2051	26,413,103	4,267,859
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	39,598,955	5,976,425
Series 2021-30, Class KI, 3.00%, 2/20/2051	8,079,003	1,205,995
Series 2021-44, Class IQ, 3.00%, 3/20/2051	14,922,893	2,414,341
Series 2021-8, Class KX, 3.00%, 1/20/2051	10,397,931	1,665,420
Series 2022-180, 2.50%, 6/20/2051	41,165,372	5,585,050
Series 2022-61, Class EI, 3.00%, 7/20/2051	3,480,325	562,309
Series 2024-79, Class CI, 3.50%, 2/20/2052	24,184,953	4,146,396
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $928,184,720)		846,903,102
U.S. TREASURY OBLIGATIONS — 19.8%
U.S. Treasury Notes:
0.38%, 4/30/2025	52,000,000	49,982,969
0.38%, 11/30/2025	58,350,000	54,735,035
0.63%, 8/15/2030	108,150,000	86,672,086
0.75%, 5/31/2026	66,050,000	61,256,215
0.75%, 1/31/2028	202,450,000	177,744,773
0.88%, 9/30/2026	96,500,000	88,817,696
0.88%, 11/15/2030	73,200,000	59,211,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $578,170,380)		578,420,712
MORTGAGE-BACKED SECURITIES — 16.3%
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 5.65%, 5/25/2047 (b)	5,017,803	2,677,444
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (g)	1,547,272	1,317,581
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,945,682	2,359,131

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, 2.35%, 12/15/2055 (a) (b)	$12,094,000	$1,771,210
Series 2023-C19, Class A5, 5.45%, 4/15/2056	1,700,000	1,714,605
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	5,158,290	3,850,179
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	3,177,778	3,153,317
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (g)	10,691,276	10,703,557
BX Trust Series 2024-VLT4, Class A, 1 mo. USD Term SOFR + 1.49%, 6.81%, 7/15/2029 (a) (b)	1,169,000	1,164,916
ChaseFlex Trust Series 2007-3, Class 1A2, CMO , IO, 1 mo. USD Term SOFR + 0.57%, 5.92%, 7/25/2037 (b)	7,681,722	2,030,544
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	640,846	480,070
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,433,660	1,508,246
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,091,541	1,202,939
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,897,688	1,458,679
Series 2007-HYB1, Class 2A1, CMO, 4.07%, 3/25/2037 (b)	913,874	756,879
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	8,790,857	8,549,882
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.56%, 9/25/2037 (b)	1,868,667	1,464,210
Series 2007-AR4, Class 1A1A, CMO, 4.65%, 3/25/2037 (b)	1,098,915	874,877
Series 2007-AR5, Class 1A2A, CMO, 4.89%, 4/25/2037 (b)	436,791	377,646
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	632,569	596,874
Security Description	Principal Amount	Value
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	$3,212,752	$2,678,714
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,579,744	2,073,679
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (g)	14,608,172	13,360,166
Series 2022-3, Class M1, 4.22%, 2/25/2067 (a) (b)	10,023,000	8,548,183
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (g)	7,851,829	7,801,727
COMM Mortgage Trust Series 2014-CR18, Class B, 4.46%, 7/15/2047 (b)	1,829,000	1,803,175
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,475,046	1,103,234
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 5.50%, 11/25/2035 (b)	4,717,935	3,391,938
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,913,714	1,657,676
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,416,855	1,312,182
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,224,381	1,134,897
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 5.87%, 5/20/2046 (b)	1,566,755	1,317,097
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 5.91%, 8/25/2037 (b)	6,477,681	2,332,573
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,148,042	1,013,705
CSMC Trust:
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (a) (b)	4,276,810	4,193,691
Series 2021-RPL9, Class A1, 2.44%, 2/25/2061 (a) (b)	4,560,494	4,530,186
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (g)	6,171,575	6,092,194
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	4,107,431	3,893,444

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 6.10%, 6/25/2037 (b)	$2,904,366	$2,389,868
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (g)	5,219,254	5,192,311
Federal Home Loan Mortgage Corp. REMICS:
Series 4341, Class AZ, 3.00%, 5/15/2044	10,317,850	8,990,906
Series 4432, Class JZ, 3.00%, 1/15/2045	4,110,520	3,498,909
Series 4795, Class ZM, 3.50%, 6/15/2048	10,276,150	9,136,456
Series 5164, Class J, 2.50%, 5/25/2049	19,915,702	17,121,395
Series 5202, Class NV, 3.00%, 1/25/2037	7,349,083	6,531,405
Series 5226, Class DL, 3.50%, 12/15/2045	10,784,002	9,103,433
Series 5319, 0.00%, 8/25/2050	10,814,112	7,722,013
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	15,043,710	12,691,942
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,830,754	4,606,800
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	9,518,556	7,535,120
Federal National Mortgage Association REMICS:
Series 2010-152, Class DE, 4.50%, 1/25/2041	15,499,436	15,020,328
Series 2013-110, Class CO, 0.00%, 12/25/2039	3,175,929	2,445,570
Series 2013-110, Class DO, 0.00%, 11/25/2043	2,652,525	1,990,313
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 5.80%, 11/25/2047 (b)	7,068,004	6,909,694
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	5,862,047
Series 2021-57, Class EA, 1.00%, 5/25/2046	6,359,026	5,011,207
Series 2021-86, Class MA, 2.50%, 11/25/2047	10,580,395	9,246,446
Series 2021-9, Class CA, 2.00%, 3/25/2051	11,232,363	9,088,851
Series 2023-36, 2.50%, 10/25/2052	36,564,573	5,185,795
Series 2023-43, Class HO, 0.00%, 8/25/2049	8,474,109	6,114,279
Security Description	Principal Amount	Value
Federal National Mortgage Association-ACES Series 2022-M13, Class A1, 2.68%, 4/25/2032 (b)	$20,932,125	$19,102,825
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,700,821	1,061,681
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,890,887	717,257
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 5.90%, 12/20/2040 (b)	3,072,528	3,037,061
Series 2016-99, Class LA, 2.00%, 11/20/2043	8,405,340	6,929,978
Series 2018-42, Class ML, 3.50%, 3/20/2048	7,615,943	6,857,481
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 5.74%, 7/20/2048 (b)	2,817,714	2,742,919
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,669,308	5,170,066
Series 2020-129, Class YI, 2.50%, 9/20/2050	10,071,500	1,372,966
Series 2020-181, Class QI, 3.00%, 12/20/2050	7,782,653	1,011,972
Series 2020-84, Class NT, 1.25%, 6/20/2050	4,283,362	3,148,333
Series 2021-139, Class IP, 3.00%, 8/20/2051	24,110,194	3,628,063
Series 2021-142, 3.00%, 8/20/2051	21,219,802	3,423,343
GS Mortgage Securities Trust Series 2015-GS1, Class AS, 4.04%, 11/10/2048 (b)	1,958,000	1,845,414
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 5.90%, 8/25/2046 (b)	13,876,872	3,003,644
Series 2007-AR1, Class 2A1, 4.31%, 3/25/2047 (b)	4,041,845	2,379,100
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (g)	5,961,243	5,915,696
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,637,950	5,491,733
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.52%, 4/25/2036 (b)	1,066,992	952,980

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Legacy Mortgage Asset Trust Series 2020-SL1, Class M, 3.25%, 1/25/2060 (a) (b)	$7,785,027	$7,663,390
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 6.12%, 6/25/2046 (b)	5,592,070	3,797,951
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 5.78%, 11/25/2036 (b)	6,445,383	5,847,715
MF1 LLC Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.07%, 7.40%, 10/19/2038 (a) (b)	880,000	882,405
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.23%, 1/26/2051 (a) (b)	15,160,582	14,048,268
Morgan Stanley Residential Mortgage Loan Trust Series 2020-RPL1, Class A1, CMO, VRN, 5.69%, 10/25/2060 (a) (b)	586,535	570,357
OBX Trust:
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (a) (g)	6,358,932	6,406,320
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (a) (g)	5,017,428	5,048,335
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 mo. USD Term SOFR + 3.86%, 9.21%, 5/30/2025 (a) (b)	1,082,941	1,083,506
PRPM LLC:
Series 2020-6, Class A1, CMO, 5.36%, 11/25/2025 (a) (g)	2,513,212	2,507,526
Series 2022-1, Class A1, 3.72%, 2/25/2027 (a) (g)	12,961,362	12,735,905
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,473,595	2,147,997
Residential Accredit Loans, Inc. Trust:
Series 2005-QA7, Class A22, CMO, 5.74%, 7/25/2035 (b)	1,533,391	1,422,617
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,896,859	2,413,739
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,015,043	1,218,039
Security Description	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.25%, 9/25/2036 (b)	$89,698	$89,698
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 6.13%, 7/19/2034 (b)	719,763	701,232
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 5.88%, 9/25/2047 (b)	6,279,300	4,437,815
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (g)	10,319,656	2,303,495
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.84%, 2/15/2051 (b)	1,969,000	1,767,018
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (g)	15,354,125	14,280,105
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (g)	3,932,687	3,912,167
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (g)	8,663,187	8,606,650
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 4.00%, 11/25/2036 (b)	3,045,646	2,658,057
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	601,135	573,995
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,397,013	3,405,412
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (g)	2,471,157	543,063
Series 2006-AR9, Class 2A, 1 yr. MTA + 0.84%, 5.99%, 11/25/2046 (b)	2,699,239	2,012,235
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,475,655	2,769,316
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 5.92%, 2/25/2037 (b)	3,734,821	2,673,653

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 6.20%, 8/25/2037 (b)	$583,994	$565,086
TOTAL MORTGAGE-BACKED SECURITIES (Cost $506,494,484)		474,531,914
COMMERCIAL MORTGAGE BACKED SECURITIES — 2.9%
Bank:
Series 2017-BNK4, Class XA, IO, 1.49%, 5/15/2050 (b)	24,155,482	725,542
Series 2017-BNK6, Class XA, IO, 0.90%, 7/15/2060 (b)	46,963,395	824,406
Series 2021-BN35, Class XA, IO, VRN, 1.14%, 6/15/2064 (b)	9,126,570	466,812
Benchmark Mortgage Trust:
Series 2018-B2, Class C, VRN, 4.43%, 2/15/2051 (b)	2,545,000	2,162,231
Series 2020-B19, Class XA, IO, VRN, 1.87%, 9/15/2053 (b)	19,604,109	1,157,944
Series 2021-B24, Class XA, IO, VRN, 1.26%, 3/15/2054 (b)	3,372,683	169,070
BX Commercial Mortgage Trust:
Series 2020-VKNG, Class A, 1 mo. USD Term SOFR + 1.04%, 6.37%, 10/15/2037 (a) (b)	1,473,360	1,465,072
Series 2021-VOLT, Class E, 1 mo. USD Term SOFR + 2.11%, 7.44%, 9/15/2036 (a) (b)	1,923,000	1,894,770
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 7.29%, 10/15/2038 (a) (b)	2,028,663	1,994,896
BX Trust Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	3,830,000	3,272,316
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.38%, 5/10/2050 (b)	13,047,865	342,616
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.76%, 5/10/2058 (b)	9,382,054	176,880
Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class C, VRN, 4.57%, 2/10/2048 (b)	$2,541,000	$2,451,251
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (a) (b)	423,700	383,697
Series 2015-GC31, Class C, 4.17%, 6/10/2048 (b)	1,500,000	1,075,065
Series 2015-GC33, Class C, 4.73%, 9/10/2058 (b)	1,500,000	1,208,465
Series 2015-P1, Class A5, 3.72%, 9/15/2048	2,106,000	2,054,591
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,759,605
Series 2016-GC36, Class XA, IO, 1.36%, 2/10/2049 (b)	18,933,462	272,450
Series 2020-555, Class E, 3.62%, 12/10/2041 (a) (b)	2,047,000	1,699,686
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.74%, 10/10/2046 (b)	1,921,409	6,894
Series 2015-CR22, Class XA, IO, 0.95%, 3/10/2048 (b)	6,981,437	20,937
Series 2015-CR26, Class XA, IO, 1.04%, 10/10/2048 (b)	17,992,224	123,491
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,767,000	1,743,403
Series 2015-DC1, Class XA, IO, 1.07%, 2/10/2048 (b)	5,322,994	20,119
Series 2016-DC2, Class XA, IO, 1.07%, 2/10/2049 (b)	13,763,798	138,356
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (a) (b)	2,316,000	2,155,315
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	856,261
Series 2015-C4, Class XA, IO, 0.95%, 11/15/2048 (b)	29,887,164	200,307
Series 2017-CX10, Class XA, IO, 0.89%, 11/15/2050 (b)	54,450,533	979,260
Series 2019-C17, Class XA, IO, VRN, 1.46%, 9/15/2052 (b)	27,898,466	1,465,642
CSMC Trust:
Series 2017-TIME, Class A, 3.65%, 11/13/2039 (a)	2,977,000	2,421,765
Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,149,905	2,053,797
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	632,000	571,764

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	$2,250,000	$1,894,857
DOLP Trust Series 2021-NYC, Class E, VRN, 3.70%, 5/10/2041 (a) (b)	1,000,000	707,709
Grace Trust Series 2020-GRCE, Class D, VRN, 2.77%, 12/10/2040 (a) (b)	1,147,000	869,465
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 6.53%, 7/15/2031 (a) (b)	283,000	242,510
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 7.23%, 7/15/2031 (a) (b)	650,000	217,778
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 7.73%, 7/15/2031 (a) (b)	650,000	175,500
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 8.43%, 7/15/2031 (a) (b)	650,000	104,000
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 9.55%, 7/15/2031 (a) (b)	650,000	13,000
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.68%, 9/10/2047 (b)	12,560,470	23,792
Series 2014-GC26, Class A5, 3.63%, 11/10/2047	1,749,000	1,733,319
Series 2015-GC32, Class XA, IO, 0.83%, 7/10/2048 (b)	19,732,346	96,031
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	1,880,000	1,803,358
Series 2015-GC34, Class XA, IO, 1.35%, 10/10/2048 (b)	13,992,087	158,764
Series 2015-GS1, Class XA, IO, 0.90%, 11/10/2048 (b)	24,470,102	189,667
Series 2016-GS3, Class XA, IO, 1.31%, 10/10/2049 (b)	23,041,704	441,481
Series 2017-GS7, Class XA, IO, 1.22%, 8/10/2050 (b)	38,269,462	949,747
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-C20, Class B, 4.40%, 7/15/2047 (b)	853,865	845,218
Security Description	Principal Amount	Value
Series 2015-JP1, Class XA, IO, 1.04%, 1/15/2049 (b)	$13,762,546	$137,715
Series 2016-JP3, Class B, VRN, 3.40%, 8/15/2049 (b)	2,899,000	2,517,364
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.60%, 5.93%, 4/15/2037 (a) (b)	1,757,303	1,681,584
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class B, VRN, 4.34%, 8/15/2047 (b)	1,055,000	1,020,316
Series 2014-C25, Class XA, IO, 0.94%, 11/15/2047 (b)	4,120,259	12,365
Series 2015-C28, Class XA, IO, 1.05%, 10/15/2048 (b)	7,489,617	24,736
Series 2015-C30, Class XA, IO, 0.56%, 7/15/2048 (b)	20,853,194	66,707
Series 2015-C31, Class A3, 3.80%, 8/15/2048	876,109	856,951
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.63%, 6/15/2049 (b)	15,187,615	289,352
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.99%, 3/10/2050 (a) (b)	32,521,515	519,304
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (a) (b)	2,462,000	2,151,239
Med Trust Series 2021-MDLN, Class G, 1 mo. USD Term SOFR + 5.36%, 10.69%, 11/15/2038 (a) (b)	2,850,321	2,850,146
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class C, 4.57%, 2/15/2048 (b)	500,000	481,824
Series 2016-C28, Class XA, IO, 1.30%, 1/15/2049 (b)	17,541,913	232,153
Series 2016-C30, Class XA, IO, 1.42%, 9/15/2049 (b)	15,353,437	291,939
Series 2016-C31, Class C, 4.40%, 11/15/2049 (b)	3,358,000	2,813,005
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 0.98%, 12/15/2048 (b)	21,167,506	177,774
Series 2016-UB12, Class XA, IO, 0.78%, 12/15/2049 (b)	46,046,510	558,689

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	$913,000	$875,802
Series 2019-L3, Class XA, IO, 0.73%, 11/15/2052 (b)	52,367,703	1,428,367
One New York Plaza Trust Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.31%, 7.64%, 1/15/2036 (a) (b)	1,599,000	1,485,085
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	405,013
SLG Office Trust:
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,989,000	1,520,642
Series 2021-OVA, Class F, 2.85%, 7/15/2041 (a)	1,989,000	1,462,418
SREIT Trust Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 7.02%, 11/15/2038 (a) (b)	2,740,455	2,694,720
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.66%, 6/15/2050 (b)	16,392,308	527,925
Series 2017-C4, Class XA, IO, 1.24%, 10/15/2050 (b)	19,813,358	537,335
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	1,866,252	1,560,665
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2049 (a) (b)	511,953	495,113
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class XA, IO, 1.28%, 2/15/2048 (b)	5,705,752	22,604
Series 2015-C27, Class A5, 3.45%, 2/15/2048	3,836,000	3,769,495
Series 2015-C30, Class A4, 3.66%, 9/15/2058	574,375	560,438
Series 2015-LC20, Class XA, IO, 1.42%, 4/15/2050 (b)	6,005,625	29,915
Series 2015-NXS1, Class XA, IO, 1.17%, 5/15/2048 (b)	5,696,855	24,095
Series 2015-NXS2, Class XA, IO, 0.72%, 7/15/2058 (b)	20,225,888	79,134
Series 2015-P2, Class XA, IO, 1.08%, 12/15/2048 (b)	13,605,047	127,263
Security Description	Principal Amount	Value
Series 2016-BNK1, Class XB, IO, VRN, 1.46%, 8/15/2049 (b)	$19,849,000	$441,285
Series 2016-C33, Class XA, IO, 1.72%, 3/15/2059 (b)	10,214,228	197,182
Series 2017-C38, Class XA, IO, 1.07%, 7/15/2050 (b)	32,542,807	695,130
Series 2017-RC1, Class XA, IO, 1.54%, 1/15/2060 (b)	15,299,522	456,774
WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA, IO, 0.98%, 8/15/2047 (b)	4,670,888	3,078
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $142,753,308)		84,863,513
	Shares
SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (j) (k) (Cost $100,256,362)	100,256,362	100,256,362
TOTAL INVESTMENTS — 99.1% (Cost $3,096,807,006)		2,892,185,203
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		25,884,682
NET ASSETS — 100.0%		$2,918,069,885
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.0% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $222,187, representing less than 0.05% of the Fund's net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.

See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

(h)	Non-income producing security.
(i)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note
At June 30, 2024, the Fund had unfunded loan commitments of $9,976, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Epicor Software Corp.	9,976	10,030	54

At June 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(3,950)	09/19/2024	$(439,008,147)	$(448,448,438)	$(9,440,291)
2 Yr. U.S. Treasury Note Futures (long)	5,000	09/30/2024	1,016,995,597	1,021,093,750	4,098,153
Ultra U.S. Treasury Bond Futures (long)	50	09/19/2024	6,034,486	6,267,188	232,702
U.S. Treasury Bond Futures (long)	5,500	09/19/2024	631,050,618	650,718,750	19,668,132
5 Yr. U.S. Treasury Note Futures (long)	1,700	09/30/2024	179,118,049	181,182,813	2,064,764
					$16,623,460

During the year ended June 30,2024, the average notional value related to long futures contracts was $425,029,868 and short future contract was $102,025,841.
See accompanying notes to financial statements.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$359,022,388	$154,896	$359,177,284
Asset-Backed Securities	—	386,682,235	—	386,682,235
Foreign Government Obligations	—	4,567,981	—	4,567,981
U.S. Government Agency Obligations	—	846,903,102	—	846,903,102
U.S. Treasury Obligations	—	578,420,712	—	578,420,712
Mortgage-Backed Securities	—	474,531,914	—	474,531,914
Commercial Mortgage Backed Securities	—	84,863,513	—	84,863,513
Common Stocks	—	—	67,291	67,291
Senior Floating Rate Loans	—	56,713,227	—	56,713,227
Warrants	1,582	—	—	1,582
Short-Term Investment	100,256,362	—	—	100,256,362
TOTAL INVESTMENTS	$100,257,944	$2,791,705,072	$222,187	$2,892,185,203
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$54	$—	$54
Futures Contracts - Unrealized Appreciation	26,063,751	—	—	26,063,751
Futures Contracts - Unrealized Depreciation	(9,440,291)	—	—	(9,440,291)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$16,623,460	$54	$—	$16,623,514

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	30,238,919	$30,238,919	$1,131,776,097	$1,061,758,654	$—	$—	100,256,362	$100,256,362	$3,286,970
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$89,060,768	$7,007,823	$—
Investments in affiliated issuers, at value	457,728,184	76,362,296	274,025,400
Total Investments	546,788,952	83,370,119	274,025,400
Foreign currency, at value	—	—	—
Net cash at broker	—	—	—
Cash	—	142	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	399,777	—	—
Receivable for fund shares sold	—	30,623	—
Dividends receivable — unaffiliated issuers	—	58,867	—
Dividends receivable — affiliated issuers	6,398	405	65,506
Interest receivable — unaffiliated issuers	—	—	182,750
Securities lending income receivable — unaffiliated issuers	2,621	555	—
Securities lending income receivable — affiliated issuers	20,586	4,450	17,632
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	547,218,334	83,465,161	274,291,288
LIABILITIES
Payable upon return of securities loaned	34,075,823	13,527,077	36,137,931
Payable for investments purchased	950,466	—	—
Payable for fund shares repurchased	11,075	—	—
Advisory fee payable	55,039	9,944	25,473
Trustees’ fees and expenses payable	48	9	22
TOTAL LIABILITIES	35,092,451	13,537,030	36,163,426
NET ASSETS	$512,125,883	$69,928,131	$238,127,862
NET ASSETS CONSIST OF:
Paid-in capital	$601,925,342	$92,827,025	$223,673,538
Total distributable earnings (loss)	(89,799,459)	(22,898,894)	14,454,324
NET ASSETS	$512,125,883	$69,928,131	$238,127,862
NET ASSET VALUE PER SHARE
Net asset value per share	$27.67	$30.67	$43.22
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,510,000	2,280,000	5,510,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$105,855,866	$6,672,346	$—
Investments in affiliated issuers	458,354,653	78,460,160	253,463,972
Total cost of investments	$564,210,519	$85,132,506	$253,463,972
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$35,995,925	$17,444,191	$35,541,617
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF

$500,368,378	$33,998,091	$48,405,312	$39,542,469
72,098,882	3,820,875	483,301	129,735
572,467,260	37,818,966	48,888,613	39,672,204
—	508	—	—
284,020	602,676	—	—
2,913	18,640	—	—
118,781	71,842	—	—
—	12,934	—	—
—	—	—	—
—	—	—	—
237,914	8,315	2,122	359
4,797,491	412,422	531,827	466,100
—	—	—	—
—	—	—	—
—	1,000	—	—
—	2,380	—	—
577,908,379	38,949,683	49,422,562	40,138,663

—	—	—	—
—	1,679,535	—	—
—	—	—	—
95,317	16,795	16,164	14,114
48	—	—	—
95,365	1,696,330	16,164	14,114
$577,813,014	$37,253,353	$49,406,398	$40,124,549

$576,222,310	$42,221,373	$51,648,012	$40,222,701
1,590,704	(4,968,020)	(2,241,614)	(98,152)
$577,813,014	$37,253,353	$49,406,398	$40,124,549

$40.48	$25.69	$27.45	$29.72
14,275,000	1,450,000	1,800,000	1,350,000

$500,014,303	$34,182,708	$49,132,069	$39,481,009
72,098,882	3,815,500	483,301	129,735
$572,113,185	$37,998,208	$49,615,370	$39,610,744
$—	$504	$—	$—
$—	$—	$—	$—

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2024

	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR DoubleLine Emerging Markets Fixed Income ETF
ASSETS
Investments in unaffiliated issuers, at value*	$—	$—	$86,196,160
Investments in affiliated issuers, at value	259,622,442	626,896,417	589,301
Total Investments	259,622,442	626,896,417	86,785,461
Foreign currency, at value	—	—	710
Net cash at broker	—	—	—
Cash	—	—	324
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	—	—
Dividends receivable — affiliated issuers	561	1,537	3,565
Interest receivable — unaffiliated issuers	—	—	1,152,900
Securities lending income receivable — unaffiliated issuers	1,156	—	—
Securities lending income receivable — affiliated issuers	23,953	29,845	—
Unrealized appreciation on unfunded loan commitments	—	—	—
Receivable from Adviser	8,643	35,540	—
TOTAL ASSETS	259,656,755	626,963,339	87,942,960
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	21,612,719	71,204,113	—
Payable for investments purchased	—	—	389,866
Payable for fund shares repurchased	78	31	—
Advisory fee payable	91,495	312,796	46,296
Trustees’ fees and expenses payable	—	—	—
TOTAL LIABILITIES	21,704,292	71,516,940	436,162
NET ASSETS	$237,952,463	$555,446,399	$87,506,798
NET ASSETS CONSIST OF:
Paid-in capital	$264,695,423	$489,490,180	$100,538,095
Total distributable earnings (loss)	(26,742,960)	65,956,219	(13,031,297)
NET ASSETS	$237,952,463	$555,446,399	$87,506,798
NET ASSET VALUE PER SHARE
Net asset value per share	$25.42	$50.87	$42.17
Shares outstanding (unlimited amount authorized, $0.01 par value)	9,360,000	10,920,000	2,075,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$—	$—	$90,138,478
Investments in affiliated issuers	262,273,710	558,158,254	589,301
Total cost of investments	$262,273,710	$558,158,254	$90,727,779
Foreign currency, at cost	$—	$—	$631
* Includes investments in securities on loan, at value	$21,688,794	$69,356,296	$—
See accompanying notes to financial statements.

SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF

$141,427,022	$2,791,928,841
5,024,706	100,256,362
146,451,728	2,892,185,203
—	464
—	1,028,227
1,992	—
—	16,658,642
571,323	2,542,190
25,523	387,480
871,920	15,531,283
—	—
—	—
—	54
—	—
147,922,486	2,928,333,543

—	11,711
—	—
45,000	8,936,713
—	—
55,651	1,314,836
—	398
100,651	10,263,658
$147,821,835	$2,918,069,885

$156,295,290	$3,517,072,298
(8,473,455)	(599,002,413)
$147,821,835	$2,918,069,885

$46.93	$39.70
3,150,000	73,500,000

$144,243,045	$2,996,550,644
5,024,706	100,256,362
$149,267,751	$3,096,807,006
$—	$451
$—	$—

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	SPDR SSGA Multi-Asset Real Return ETF	SPDR SSGA Income Allocation ETF	SPDR SSGA Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$541	$160	$4,803
Dividend income — unaffiliated issuers	3,489,489	393,790	865
Dividend income — affiliated issuers	16,055,846	3,236,689	6,529,971
Unaffiliated securities lending income	15,381	33,471	8,108
Affiliated securities lending income	218,432	118,919	281,947
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	19,779,689	3,783,029	6,825,694
EXPENSES
Advisory fee	684,361	131,349	346,186
Trustees’ fees and expenses	5,542	743	2,379
Miscellaneous expenses	932	133	411
TOTAL EXPENSES	690,835	132,225	348,976
NET INVESTMENT INCOME (LOSS)	$19,088,854	$3,650,804	$6,476,718
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,864,336)	(919,339)	(300,554)
Investments — affiliated issuers	(4,563,691)	(2,859,410)	7,036,376
In-kind redemptions — unaffiliated issuers	(118,081)	137,187	2,196
In-kind redemptions — affiliated issuers	10,696,866	376,578	6,433,034
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net realized gain (loss)	150,758	(3,264,984)	13,171,052
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	9,251,657	1,519,671	—
Investments — affiliated issuers	12,561,044	2,464,965	4,815,478
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net change in unrealized appreciation/depreciation	21,812,701	3,984,636	4,815,478
NET REALIZED AND UNREALIZED GAIN (LOSS)	21,963,459	719,652	17,986,530
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$41,052,313	$4,370,456	$24,463,248
See accompanying notes to financial statements.

SPDR SSGA Ultra Short Term Bond ETF	SPDR Loomis Sayles Opportunistic Bond ETF	SPDR Nuveen Municipal Bond ETF	SPDR Nuveen Municipal Bond ESG ETF	SPDR SSGA Fixed Income Sector Rotation ETF	SPDR SSGA US Sector Rotation ETF	SPDR DoubleLine Emerging Markets Fixed Income ETF

$27,577,808	$2,253,752	$1,197,928	$1,318,298	$—	$—	$4,764,430
—	—	—	—	—	—	—
3,238,034	224,162	24,990	18,704	7,337,950	5,758,484	75,857
—	—	—	—	18,576	22,257	—
—	—	—	—	438,335	278,344	—
—	—	—	—	—	—	(6,120)
30,815,842	2,477,914	1,222,918	1,337,002	7,794,861	6,059,085	4,834,167

1,184,885	182,659	186,192	165,396	702,489	2,376,030	526,833
6,105	417	543	454	1,893	3,674	959
979	1,601	—	—	307	608	—
1,191,969	184,677	186,735	165,850	704,689	2,380,312	527,792
$29,623,873	$2,293,237	$1,036,183	$1,171,152	$7,090,172	$3,678,773	$4,306,375

170,436	(210,358)	(127,735)	21,762	—	(19,497,420)	(3,615,790)
—	—	—	—	(5,776,526)	34,205,446	—
—	1,966	—	—	—	19,497,420	—
—	—	—	—	848,513	—	—
—	(71)	—	—	—	—	—
(958,542)	(374,990)	—	—	—	—	—
—	(31,486)	—	—	—	—	—
(788,106)	(614,939)	(127,735)	21,762	(4,928,013)	34,205,446	(3,615,790)

3,648,190	766,183	1,316,187	431,706	—	—	6,147,071
—	(2,726)	—	—	1,333,610	41,047,614	—
—	14	—	—	—	—	79
413,542	62,638	—	—	—	—	—
—	27,192	—	—	—	—	—
4,061,732	853,301	1,316,187	431,706	1,333,610	41,047,614	6,147,150
3,273,626	238,362	1,188,452	453,468	(3,594,403)	75,253,060	2,531,360
$32,897,499	$2,531,599	$2,224,635	$1,624,620	$3,495,769	$78,931,833	$6,837,735

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2024

	SPDR DoubleLine Short Duration Total Return Tactical ETF	SPDR DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$7,767,808	$155,902,553
Dividend income — affiliated issuers	238,532	3,286,970
Other income	5,723	—
Foreign taxes withheld	(1,035)	(6,452)
TOTAL INVESTMENT INCOME (LOSS)	8,011,028	159,183,071
EXPENSES
Advisory fee	669,708	16,685,752
Trustees’ fees and expenses	1,674	31,908
Miscellaneous expenses	—	5,231
TOTAL EXPENSES	671,382	16,722,891
NET INVESTMENT INCOME (LOSS)	$7,339,646	$142,460,180
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,391,299)	(123,695,317)
Foreign currency transactions	31	2
Futures contracts	—	1,353,927
Net realized gain (loss)	(1,391,268)	(122,341,388)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,869,847	66,961,956
Unfunded loan commitments	—	1,297
Foreign currency translations	2	—
Futures contracts	—	16,623,460
Net change in unrealized appreciation/depreciation	2,869,849	83,586,713
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,478,581	(38,754,675)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,818,227	$103,705,505
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR SSGA Multi-Asset Real Return ETF		SPDR SSGA Income Allocation ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,088,854	$32,244,820	$3,650,804	$3,969,162
Net realized gain (loss)	150,758	(7,099,501)	(3,264,984)	(7,712,792)
Net change in unrealized appreciation/depreciation	21,812,701	(21,673,762)	3,984,636	6,382,967
Net increase (decrease) in net assets resulting from operations	41,052,313	3,471,557	4,370,456	2,639,337
Net equalization credits and charges	(462,950)	(320,063)	(8,841)	(50,204)
Distributions to shareholders	(18,919,980)	(32,025,253)	(3,403,476)	(4,182,212)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	213,542,662	282,817,522	10,603,168	21,883,439
Cost of shares redeemed	(257,182,548)	(188,661,245)	(12,815,564)	(44,726,185)
Net income equalization	462,950	320,063	8,841	50,204
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(43,176,936)	94,476,340	(2,203,555)	(22,792,542)
Net increase (decrease) in net assets during the period	(21,507,553)	65,602,581	(1,245,416)	(24,385,621)
Net assets at beginning of period	533,633,436	468,030,855	71,173,547	95,559,168
NET ASSETS AT END OF PERIOD	$512,125,883	$533,633,436	$69,928,131	$71,173,547
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,910,000	10,100,000	350,000	720,000
Shares redeemed	(9,430,000)	(6,830,000)	(420,000)	(1,480,000)
Net increase (decrease) from share transactions	(1,520,000)	3,270,000	(70,000)	(760,000)
See accompanying notes to financial statements.

SPDR SSGA Global Allocation ETF		SPDR SSGA Ultra Short Term Bond ETF		SPDR Loomis Sayles Opportunistic Bond ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$6,476,718	$7,250,037	$29,623,873	$15,375,828	$2,293,237	$1,788,774
13,171,052	(6,495,520)	(788,106)	1,170,140	(614,939)	(3,090,968)
4,815,478	19,510,144	4,061,732	1,622,725	853,301	2,523,647
24,463,248	20,264,661	32,897,499	18,168,693	2,531,599	1,221,453
94,584	73,146	209,764	398,172	2,638	(426)
(6,567,105)	(14,220,211)	(29,406,186)	(13,852,204)	(2,326,244)	(1,679,743)

27,851,802	27,236,038	170,174,792	366,334,053	7,555,401	7,602,349
(37,510,624)	(44,224,301)	(149,304,276)	(120,141,901)	—	(6,390,149)
(94,584)	(73,146)	(209,764)	(398,172)	(2,638)	426
—	529	80,914	133,928	15,177	20,414
(9,753,406)	(17,060,880)	20,741,666	245,927,908	7,567,940	1,233,040
8,237,321	(10,943,284)	24,442,743	250,642,569	7,775,933	774,324
229,890,541	240,833,825	553,370,271	302,727,702	29,477,420	28,703,096
$238,127,862	$229,890,541	$577,813,014	$553,370,271	$37,253,353	$29,477,420

690,000	710,000	4,225,000	9,150,000	300,000	300,000
(930,000)	(1,140,000)	(3,700,000)	(3,000,000)	—	(250,000)
(240,000)	(430,000)	525,000	6,150,000	300,000	50,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Municipal Bond ETF		SPDR Nuveen Municipal Bond ESG ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,036,183	$759,775	$1,171,152	$921,669
Net realized gain (loss)	(127,735)	(1,181,504)	21,762	(87,678)
Net change in unrealized appreciation/depreciation	1,316,187	1,363,270	431,706	106,461
Net increase (decrease) in net assets resulting from operations	2,224,635	941,541	1,624,620	940,452
Net equalization credits and charges	5,130	10,872	(1,011)	3,028
Distributions to shareholders	(1,010,342)	(530,211)	(1,159,558)	(974,780)
Return of capital	(166,316)	(389,728)	(31,490)	—
Total Distributions to shareholders	(1,176,658)	(919,939)	(1,191,048)	(974,780)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,657,476	7,988,301	2,900,625	4,356,963
Cost of shares redeemed	(1,376,907)	—	—	—
Net income equalization	(5,130)	(10,872)	1,011	(3,028)
Other capital	6,464	118	102	2,864
Net increase (decrease) in net assets from beneficial interest transactions	5,281,903	7,977,547	2,901,738	4,356,799
Net increase (decrease) in net assets during the period	6,335,010	8,010,021	3,334,299	4,325,499
Net assets at beginning of period	43,071,388	35,061,367	36,790,250	32,464,751
NET ASSETS AT END OF PERIOD	$49,406,398	$43,071,388	$40,124,549	$36,790,250
SHARES OF BENEFICIAL INTEREST:
Shares sold	250,000	300,000	100,000	150,000
Shares redeemed	(50,000)	—	—	—
Net increase (decrease) from share transactions	200,000	300,000	100,000	150,000
See accompanying notes to financial statements.

SPDR SSGA Fixed Income Sector Rotation ETF		SPDR SSGA US Sector Rotation ETF		SPDR DoubleLine Emerging Markets Fixed Income ETF
Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23

$7,090,172	$3,781,818	$3,678,773	$3,204,355	$4,306,375	$3,313,548
(4,928,013)	(12,530,626)	34,205,446	(13,285,540)	(3,615,790)	(5,095,150)
1,333,610	5,722,938	41,047,614	47,025,282	6,147,150	4,727,940
3,495,769	(3,025,870)	78,931,833	36,944,097	6,837,735	2,946,338
(805,567)	(760,410)	(1,339,238)	(400,836)	8,895	10,499
(7,036,820)	(3,737,844)	(3,767,056)	(4,093,813)	(4,169,072)	(3,330,606)
—	—	—	—	—	—
(7,036,820)	(3,737,844)	(3,767,056)	(4,093,813)	(4,169,072)	(3,330,606)

156,588,311	110,570,222	279,527,434	107,269,046	13,325,342	22,282,311
(94,666,661)	(42,780,089)	(98,370,165)	(44,239,964)	(8,066,293)	(16,630,979)
805,567	760,410	1,339,238	400,836	(8,895)	(10,499)
—	—	—	—	47,519	83,477
62,727,217	68,550,543	182,496,507	63,429,918	5,297,673	5,724,310
58,380,599	61,026,419	256,322,046	95,879,366	7,975,231	5,350,541
179,571,864	118,545,445	299,124,353	203,244,987	79,531,567	74,181,026
$237,952,463	$179,571,864	$555,446,399	$299,124,353	$87,506,798	$79,531,567

6,160,000	4,210,000	6,120,000	2,680,000	325,000	550,000
(3,740,000)	(1,640,000)	(2,100,000)	(1,120,000)	(200,000)	(400,000)
2,420,000	2,570,000	4,020,000	1,560,000	125,000	150,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR DoubleLine Short Duration Total Return Tactical ETF		SPDR DoubleLine Total Return Tactical ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,339,646	$4,623,179	$142,460,180	$101,053,600
Net realized gain (loss)	(1,391,268)	(1,185,399)	(122,341,388)	(73,961,637)
Net change in unrealized appreciation/depreciation	2,869,849	522,664	83,586,713	(12,300,046)
Net increase (decrease) in net assets resulting from operations	8,818,227	3,960,444	103,705,505	14,791,917
Net equalization credits and charges	56,304	(29,009)	—	—
Distributions to shareholders	(7,257,475)	(4,502,769)	(154,475,171)	(117,444,339)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	53,478,868	16,211,354	467,210,576	1,101,213,991
Cost of shares redeemed	(34,963,799)	(19,702,219)	(487,208,552)	(258,273,252)
Net income equalization	(56,304)	29,009	—	—
Other capital	115,182	51,328	1,397,214	2,456,789
Net increase (decrease) in net assets from beneficial interest transactions	18,573,947	(3,410,528)	(18,600,762)	845,397,528
Contribution from affiliate (Note 5)	—	7,309	—	—
Net increase (decrease) in net assets during the period	20,191,003	(3,974,553)	(69,370,428)	742,745,106
Net assets at beginning of period	127,630,832	131,605,385	2,987,440,313	2,244,695,207
NET ASSETS AT END OF PERIOD	$147,821,835	$127,630,832	$2,918,069,885	$2,987,440,313
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,150,000	350,000	11,900,000	27,100,000
Shares redeemed	(750,000)	(425,000)	(12,250,000)	(6,350,000)
Net increase (decrease) from share transactions	400,000	(75,000)	(350,000)	20,750,000
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR SSGA Multi-Asset Real Return ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$26.64	$27.93	$28.52	$21.25	$25.18
Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	1.61	2.99	0.65	0.78
Net realized and unrealized gain (loss) (b)	1.07	(1.37)	(0.44)	7.15	(3.89)
Total from investment operations	2.04	0.24	2.55	7.80	(3.11)
Net equalization credits and charges (a)	(0.02)	(0.02)	0.34	0.02	(0.02)
Other capital	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.99)	(1.51)	(3.48)	(0.55)	(0.80)
Net asset value, end of period	$27.67	$26.64	$27.93	$28.52	$21.25
Total return (d)	7.63%	0.78%	10.57%	37.12%	(12.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$512,126	$533,633	$468,031	$130,358	$53,750
Ratios to average net assets:
Total expenses (e)	0.13%	0.11%	0.05%	0.08%	0.08%
Net investment income (loss)	3.56%	5.79%	10.09%	2.56%	3.30%
Portfolio turnover rate (f)	19%	30%	38%	49%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Income Allocation ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$30.29	$30.73	$35.62	$30.37	$33.32
Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	1.45	1.33	1.35	1.43
Net realized and unrealized gain (loss) (b)	0.28	(0.33)	(4.92)	5.18	(2.95)
Total from investment operations	1.81	1.12	(3.59)	6.53	(1.52)
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	(0.01)	0.04	0.03
Distributions to shareholders from:
Net investment income	(1.43)	(1.54)	(1.29)	(1.32)	(1.46)
Net asset value, end of period	$30.67	$30.29	$30.73	$35.62	$30.37
Total return (d)	6.11%	3.79%	(10.41)%	21.90%	(4.56)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$69,928	$71,174	$95,559	$125,039	$126,039
Ratios to average net assets:
Total expenses (e)	0.18%	0.09%	0.12%	0.16%	0.18%
Net investment income (loss)	5.07%	4.78%	3.85%	4.02%	4.41%
Portfolio turnover rate (f)	73%	89%	58%	60%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Global Allocation ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$39.98	$38.97	$46.04	$36.88	$38.33
Income (loss) from investment operations:
Net investment income (loss) (a)	1.14	1.21	1.61	0.91	1.07
Net realized and unrealized gain (loss) (b)	3.24	2.14	(6.71)	9.16	(1.44)
Total from investment operations	4.38	3.35	(5.10)	10.07	(0.37)
Net equalization credits and charges (a)	0.02	0.01	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	—	0.00(c)	—	—	0.00(c)
Distributions to shareholders from:
Net investment income	(1.16)	(1.51)	(1.62)	(0.91)	(1.08)
Net realized gains	—	(0.84)	(0.35)	—	—
Total distributions	(1.16)	(2.35)	(1.97)	(0.91)	(1.08)
Net asset value, end of period	$43.22	$39.98	$38.97	$46.04	$36.88
Total return (d)	11.15%	9.15%	(11.58)%	27.51%	(1.00)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$238,128	$229,891	$240,834	$282,690	$237,850
Ratios to average net assets:
Total expenses (e)	0.15%	0.11%	0.11%	0.17%	0.09%
Net investment income (loss)	2.78%	3.12%	3.59%	2.16%	2.84%
Portfolio turnover rate (f)	119%	144%	153%	110%	94%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Ultra Short Term Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$40.25	$39.83	$40.46	$40.26	$40.41
Income (loss) from investment operations:
Net investment income (loss) (a)	2.02	1.44	0.21	0.27	0.81
Net realized and unrealized gain (loss) (b)	0.18	0.18	(0.63)	0.25	(0.11)
Total from investment operations	2.20	1.62	(0.42)	0.52	0.70
Net equalization credits and charges (a)	0.01	0.04	(0.01)	0.00(c)	0.02
Other capital (a)	0.01	0.01	0.01	0.01	0.03
Distributions to shareholders from:
Net investment income	(1.99)	(1.25)	(0.21)	(0.33)	(0.90)
Net asset value, end of period	$40.48	$40.25	$39.83	$40.46	$40.26
Total return (d)	5.65%	4.24%	(1.05)%	1.34%	1.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$577,813	$553,370	$302,728	$402,603	$298,907
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	5.00%	3.59%	0.51%	0.67%	2.02%
Portfolio turnover rate (e)	65%	34%	68%	76%	71%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Loomis Sayles Opportunistic Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 9/28/2021*- 6/30/22
Net asset value, beginning of period	$25.63	$26.09	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.65	1.45	0.67
Net realized and unrealized gain (loss) (b)	0.09	(0.57)	(4.05)
Total from investment operations	1.74	0.88	(3.38)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.02)
Other capital (a)	0.01	0.02	0.06
Distributions to shareholders from:
Net investment income	(1.69)	(1.36)	(0.57)
Net asset value, end of period	$25.69	$25.63	$26.09
Total return (d)	7.06%	3.58%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,253	$29,477	$28,703
Ratios to average net assets:
Total expenses	0.52%	0.53%	0.55%(e)
Net expenses	0.52%	0.53%	0.51%(e)
Net investment income (loss)	6.48%	5.62%	3.11%(e)
Portfolio turnover rate (f)	77%	137%	101%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 2/3/21*- 6/30/21
Net asset value, beginning of period	$26.92	$26.97	$30.11	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.60	0.51	0.17	0.07
Net realized and unrealized gain (loss) (b)	0.62	0.04	(2.80)	0.11
Total from investment operations	1.22	0.55	(2.63)	0.18
Net equalization credits and charges (a)	0.00(c)	0.01	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.60)	(0.36)	(0.30)	(0.10)
Net realized gains	—	—	(0.22)	—
Return of capital	(0.09)	(0.25)	—	—
Total distributions	(0.69)	(0.61)	(0.52)	(0.10)
Net asset value, end of period	$27.45	$26.92	$26.97	$30.11
Total return (d)	4.59%	2.10%	(8.83)%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$49,406	$43,071	$35,061	$45,164
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%(e)
Net investment income (loss)	2.23%	1.90%	0.57%	0.57%(e)
Portfolio turnover rate (f)	34%	52%	49%	51%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Municipal Bond ESG ETF
	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 4/5/2022*- 6/30/22
Net asset value, beginning of period	$29.43	$29.51	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.89	0.77	0.14
Net realized and unrealized gain (loss) (b)	0.32	(0.03)	(0.57)
Total from investment operations	1.21	0.74	(0.43)
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(0.90)	(0.82)	(0.09)
Return of capital	(0.02)	—	—
Total distributions	(0.92)	(0.82)	(0.09)
Net asset value, end of period	$29.72	$29.43	$29.51
Total return (d)	4.18%	2.53%	(1.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$40,125	$36,790	$32,465
Ratios to average net assets:
Total expenses	0.43%	0.44%	0.43%(e)
Net investment income (loss)	3.04%	2.62%	2.00%(e)
Portfolio turnover rate (f)	33%	50%	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Fixed Income Sector Rotation ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$25.87	$27.13	$31.31	$31.98	$31.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.92	0.69	0.52	0.63	0.81
Net realized and unrealized gain (loss) (b)	(0.35)	(1.14)	(4.02)	(0.37)	1.31
Total from investment operations	0.57	(0.45)	(3.50)	0.26	2.12
Net equalization credits and charges (a)	(0.10)	(0.14)	(0.14)	(0.16)	(0.17)
Distributions to shareholders from:
Net investment income	(0.92)	(0.67)	(0.54)	(0.77)	(1.05)
Net asset value, end of period	$25.42	$25.87	$27.13	$31.31	$31.98
Total return (c)	1.87%	(2.12)%	(11.78)%	0.29%	6.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$237,952	$179,572	$118,545	$82,974	$47,014
Ratios to average net assets:
Total expenses (d)	0.36%	0.36%	0.39%	0.39%	0.31%
Net investment income (loss)	3.63%	2.62%	1.76%	1.99%	2.57%
Portfolio turnover rate (e)	100%	110%	75%	79%	150%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Sector Rotation ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$43.35	$38.06	$44.38	$32.83	$30.73
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.54	0.47	0.36	0.57
Net realized and unrealized gain (loss) (b)	7.69	5.51	(5.07)	11.62	1.98
Total from investment operations	8.10	6.05	(4.60)	11.98	2.55
Net equalization credits and charges (a)	(0.15)	(0.07)	(0.03)	(0.04)	0.03
Distributions to shareholders from:
Net investment income	(0.43)	(0.69)	(0.46)	(0.39)	(0.48)
Net realized gains	—	—	(1.23)	—	—
Total distributions	(0.43)	(0.69)	(1.69)	(0.39)	(0.48)
Net asset value, end of period	$50.87	$43.35	$38.06	$44.38	$32.83
Total return (c)	18.45%	15.91%	(11.02)%	36.48%	8.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$555,446	$299,124	$203,245	$174,396	$68,617
Ratios to average net assets:
Total expenses (d)	0.57%	0.57%	0.54%	0.52%	0.49%
Net investment income (loss)	0.89%	1.37%	1.06%	0.89%	1.79%
Portfolio turnover rate (e)	194%	203%	202%	263%	154%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Emerging Markets Fixed Income ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$40.79	$41.21	$50.99	$49.09	$51.02
Income (loss) from investment operations:
Net investment income (loss) (a)	2.19	1.85	1.49	1.48	1.87
Net realized and unrealized gain (loss) (b)	1.29	(0.47)	(8.60)	1.83	(2.06)
Total from investment operations	3.48	1.38	(7.11)	3.31	(0.19)
Net equalization credits and charges (a)	0.00(c)	0.01	(0.01)	0.03	0.04
Other capital (a)	0.02	0.05	0.03	0.09	0.13
Distributions to shareholders from:
Net investment income	(2.12)	(1.86)	(1.47)	(1.53)	(1.91)
Net realized gains	—	—	(1.22)	—	—
Total distributions	(2.12)	(1.86)	(2.69)	(1.53)	(1.91)
Net asset value, end of period	$42.17	$40.79	$41.21	$50.99	$49.09
Total return (d)	8.87%	3.63%	(14.57)%	7.09%	(0.04)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$87,507	$79,532	$74,181	$123,643	$94,494
Ratios to average net assets:
Total expenses	0.65%	0.66%	0.65%	0.72%	0.75%
Net expenses	0.65%	0.66%	0.65%	0.65%	0.65%
Net investment income (loss)	5.31%	4.57%	3.12%	2.95%	3.77%
Portfolio turnover rate (e)	56%	48%	38%	77%	54%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Short Duration Total Return Tactical ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$46.41	$46.59	$49.69	$49.57	$49.53
Income (loss) from investment operations:
Net investment income (loss) (a)	2.30	1.68	0.69	0.68	1.08
Net realized and unrealized gain (loss) (b)	0.43	(0.22)	(2.96)	0.14	0.07
Total from investment operations	2.73	1.46	(2.27)	0.82	1.15
Net equalization credits and charges (a)	0.02	(0.01)	(0.01)	0.01	0.00(c)
Contribution from affiliate (Note 5)	—	0.00(c)	—	—	—
Other capital (a)	0.04	0.02	0.07	0.01	0.03
Distributions to shareholders from:
Net investment income	(2.27)	(1.65)	(0.73)	(0.72)	(1.14)
Net realized gains	—	—	(0.16)	—	—
Total distributions	(2.27)	(1.65)	(0.89)	(0.72)	(1.14)
Net asset value, end of period	$46.93	$46.41	$46.59	$49.69	$49.57
Total return (d)	6.14%	3.24%	(4.52)%	1.70%	2.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$147,822	$127,631	$131,605	$160,239	$142,519
Ratios to average net assets:
Total expenses	0.45%	0.46%	0.45%	0.49%	0.50%
Net expenses	0.45%	0.46%	0.45%	0.45%	0.45%
Net investment income (loss)	4.93%	3.63%	1.41%	1.36%	2.18%
Portfolio turnover rate (e)	117%	34%	104%	58%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR DoubleLine Total Return Tactical ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20
Net asset value, beginning of period	$40.45	$42.27	$48.46	$49.40	$48.96
Income (loss) from investment operations:
Net investment income (loss) (a)	1.85	1.68	1.30	1.09	1.37
Net realized and unrealized gain (loss) (b)	(0.61)	(1.55)	(5.91)	(0.70)	0.59
Total from investment operations	1.24	0.13	(4.61)	0.39	1.96
Net equalization credits and charges (a)	—	—	(0.00)(c)	0.00(c)	(0.00)(c)
Contribution from affiliate	—	—	—	0.00(c)	—
Other capital (a)	0.02	0.04	0.01	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(2.01)	(1.99)	(1.59)	(1.33)	(1.55)
Net asset value, end of period	$39.70	$40.45	$42.27	$48.46	$49.40
Total return (d)	3.27%	0.49%	(9.75)%	0.81%(e)	4.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,918,070	$2,987,440	$2,244,695	$3,188,671	$3,191,242
Ratios to average net assets:
Total expenses	0.55%	0.56%	0.55%	0.62%	0.65%
Net expenses	0.55%	0.56%	0.55%	0.55%	0.55%
Net investment income (loss)	4.70%	4.11%	2.79%	2.22%	2.80%
Portfolio turnover rate (f)	120%	113%	119%	82%(f)	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the year ended ended June 30, 2021, the total return would have remained 0.81%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
The SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Nuveen Municipal Bond ETF and SPDR Nuveen Municipal Bond ESG ETF are each classified as a non-diversified investment company.  The remaining Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

(“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income are declared and paid quarterly for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF,  SPDR SSGA Global Allocation ETF and SPDR SSGA US Sector Rotation ETF and declared and paid monthly for SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR  Nuveen Municipal Bond ESG ETF and SPDR Nuveen Municipal Bond ETF.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the "Internal Revenue Code"), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions
During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The SPDR Loomis Sayles Opportunistic Bond ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The SPDR Loomis Sayles Opportunitistic Bond ETF may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. For the year ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Interest Rate Swaps
Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. During the fiscal year ended June 30, 2024, the SPDR Loomis Sayles Opportunistic Bond ETF entered into interest rate swaps in order to manage interest rate risk.
Credit Default Swaps
During the year ended June 30, 2024, the SPDR Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

the respective referenced obligation, or net amount received from the settlement.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$118,781	$—	$—	$—	$—	$118,781
SPDR Loomis Sayles Opportunistic Bond ETF
Futures Contracts	71,842	—	—	—	—	71,842
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	16,658,642	—	—	—	—	16,658,642
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$(958,542)	$—	$—	$—	$—	$(958,542)
SPDR Loomis Sayles Opportunistic Bond ETF
Futures Contracts	(374,990)	—	—	—	—	(374,990)
Swap Contracts	(13,204)	—	(18,282)	—	—	(31,486)
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	1,353,927	—	—	—	—	1,353,927
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR SSGA Ultra Short Term Bond ETF
Futures Contracts	$413,542	$—	$—	$—	$—	$413,542
SPDR Loomis Sayles Opportunistic Bond ETF
Futures Contracts	62,638	—	—	—	—	62,638
Swap Contracts	27,192	—	—	—	—	27,192
SPDR DoubleLine Total Return Tactical ETF
Futures Contracts	16,623,460	—	—	—	—	16,623,460
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

average daily net assets as shown in the following table:
Annual Rate
SPDR SSGA Multi-Asset Real Return ETF	0.50%*
SPDR SSGA Income Allocation ETF	0.50*
SPDR SSGA Global Allocation ETF	0.35*
SPDR SSGA Ultra Short Term Bond ETF	0.20
SPDR Loomis Sayles Opportunistic Bond ETF	0.55*
SPDR Nuveen Municipal Bond ETF	0.40
SPDR Nuveen Municipal Bond ESG ETF	0.43
SPDR SSGA Fixed Income Sector Rotation ETF	0.50*
SPDR SSGA US Sector Rotation ETF	0.70*
SPDR DoubleLine Emerging Markets Fixed Income ETF	0.65
SPDR DoubleLine Short Duration Total Return Tactical ETF	0.45
SPDR DoubleLine Total Return Tactical ETF	0.55
*	The Advisory fees are reduced for SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR SSGA Fixed Income Sector Rotation ETF and SPDR SSGA US Sector Rotation ETF by the acquired fund fees and expenses and for the year ended June 30, 2024, the net annualized advisory fees were 0.13%, 0.18%, 0.15%, 0.52%, 0.36% and 0.57%, respectively.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2024, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2023 State Street made a contribution of $7,309 to the SPDR DoubleLine Short Duration Total Return Tactical ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2024, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR SSGA Multi-Asset Real Return ETF	$—	$—	$121,601,674	$99,530,232
SPDR SSGA Income Allocation ETF	—	—	52,191,717	51,141,090
SPDR SSGA Global Allocation ETF	—	—	261,611,965	260,616,690
SPDR SSGA Ultra Short Term Bond ETF	34,488,586	31,769,151	233,187,805	213,354,487
SPDR Loomis Sayles Opportunistic Bond ETF	—	—	32,036,715	25,364,796
SPDR Nuveen Municipal Bond ETF	500,000	—	19,213,531	15,375,197
SPDR Nuveen Municipal Bond ESG ETF	—	—	13,415,644	12,414,480
SPDR SSGA Fixed Income Sector Rotation ETF	—	—	198,398,448	198,039,435
SPDR SSGA US Sector Rotation ETF	—	—	805,127,732	805,669,472
SPDR DoubleLine Emerging Markets Fixed Income ETF	—	—	48,596,099	43,418,234
SPDR DoubleLine Short Duration Total Return Tactical ETF	137,813,381	119,274,372	55,183,630	40,501,144
SPDR DoubleLine Total Return Tactical ETF	3,089,525,608	3,098,252,611	415,037,698	555,722,455
For the year ended June 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA Multi-Asset Real Return ETF	$206,236,897	$249,910,010	$10,578,785
SPDR SSGA Income Allocation ETF	10,334,366	12,489,307	513,765
SPDR SSGA Global Allocation ETF	25,082,457	34,613,379	6,435,230
SPDR Loomis Sayles Opportunistic Bond ETF	—	34,106	1,966
SPDR Nuveen Municipal Bond ETF	1,279,758	—	—
SPDR Nuveen Municipal Bond ESG ETF	2,876,026	—	—
SPDR SSGA Fixed Income Sector Rotation ETF	156,566,993	94,677,128	848,513

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR SSGA US Sector Rotation ETF	$271,135,987	$89,987,280	$19,497,420
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, paydown gain and losses, distributions in excess of current earnings and wash sale loss deferrals. In addition, certain funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR SSGA Multi-Asset Real Return ETF	$18,919,980	$—	$—	$—	$18,919,980
SPDR SSGA Income Allocation ETF	3,403,476	—	—	—	3,403,476
SPDR SSGA Global Allocation ETF	6,567,105	—	—	—	6,567,105
SPDR SSGA Ultra Short Term Bond ETF	29,406,186	—	—	—	29,406,186
SPDR Loomis Sayles Opportunistic Bond ETF	2,326,244	—	—	—	2,326,244
SPDR Nuveen Municipal Bond ETF	38,661	971,681	—	166,316	1,176,658
SPDR Nuveen Municipal Bond ESG ETF	22,151	1,137,407	—	31,490	1,191,048
SPDR SSGA Fixed Income Sector Rotation ETF	7,036,820	—	—	—	7,036,820
SPDR SSGA US Sector Rotation ETF	3,767,056	—	—	—	3,767,056
SPDR DoubleLine Emerging Markets Fixed Income ETF	4,169,072	—	—	—	4,169,072

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR DoubleLine Short Duration Total Return Tactical ETF	$7,257,475	$—	$—	$—	$7,257,475
SPDR DoubleLine Total Return Tactical ETF	154,475,171	—	—	—	154,475,171
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR SSGA Multi-Asset Real Return ETF	$ 32,025,253	$ —	$ —	$ —	$ 32,025,253
SPDR SSGA Income Allocation ETF	4,182,212	—	—	—	4,182,212
SPDR SSGA Global Allocation ETF	9,050,475	—	5,169,736	—	14,220,211
SPDR SSGA Ultra Short Term Bond ETF	13,852,204	—	—	—	13,852,204
SPDR Loomis Sayles Opportunistic Bond ETF	1,679,743	—	—	—	1,679,743
SPDR Nuveen Municipal Bond ETF	76,677	453,534	—	389,728	919,939
SPDR Nuveen Municipal Bond ESG ETF	5,789	968,991	—	—	974,780
SPDR SSGA Fixed Income Sector Rotation ETF	3,737,844	—	—	—	3,737,844
SPDR SSGA US Sector Rotation ETF	4,093,813	—	—	—	4,093,813
SPDR DoubleLine Emerging Markets Fixed Income ETF	3,330,606	—	—	—	3,330,606
SPDR DoubleLine Short Duration Total Return Tactical ETF	4,502,769	—	—	—	4,502,769
SPDR DoubleLine Total Return Tactical ETF	117,444,339	—	—	—	117,444,339
At June 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR SSGA Multi-Asset Real Return ETF	$379,502	$(69,223,448)	$—	$(20,955,513)	$(89,799,459)
SPDR SSGA Income Allocation ETF	247,328	(20,730,057)	—	(2,416,165)	(22,898,894)
SPDR SSGA Global Allocation ETF	—	(5,069,077)	—	19,523,401	14,454,324
SPDR SSGA Ultra Short Term Bond ETF	1,891,132	(668,356)	—	367,928	1,590,704
SPDR Loomis Sayles Opportunistic Bond ETF	79,920	(4,842,205)	—	(205,735)	(4,968,020)
SPDR Nuveen Municipal Bond ETF	—	(1,540,698)	—	(700,916)	(2,241,614)
SPDR Nuveen Municipal Bond ESG ETF	—	(171,105)	—	72,953	(98,152)
SPDR SSGA Fixed Income Sector Rotation ETF	97,326	(23,992,993)	—	(2,847,293)	(26,742,960)
SPDR SSGA US Sector Rotation ETF	—	(2,542,738)	—	68,498,957	65,956,219
SPDR DoubleLine Emerging Markets Fixed Income ETF	253,691	(9,267,792)	—	(4,017,196)	(13,031,297)
SPDR DoubleLine Short Duration Total Return Tactical ETF	781,546	(6,435,142)	—	(2,819,859)	(8,473,455)
SPDR DoubleLine Total Return Tactical ETF	15,876,313	(409,366,142)	—	(205,512,584)	(599,002,413)
As of June 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA Multi-Asset Real Return ETF	$25,185,470	$44,037,978
SPDR SSGA Income Allocation ETF	9,691,891	11,038,166
SPDR SSGA Global Allocation ETF	5,069,077	—
SPDR SSGA Ultra Short Term Bond ETF	84,686	583,670
SPDR Loomis Sayles Opportunistic Bond ETF	3,017,887	1,824,318
SPDR Nuveen Municipal Bond ETF	—	1,540,698
SPDR Nuveen Municipal Bond ESG ETF	160,923	10,182

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR SSGA Fixed Income Sector Rotation ETF	$11,705,994	$12,286,999
SPDR SSGA US Sector Rotation ETF	1,248,724	1,294,014
SPDR DoubleLine Emerging Markets Fixed Income ETF	—	9,267,792
SPDR DoubleLine Short Duration Total Return Tactical ETF	2,914,169	3,520,973
SPDR DoubleLine Total Return Tactical ETF	183,874,983	225,491,159
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR SSGA Multi-Asset Real Return ETF	$567,744,465	$4,975,053	$25,930,566	$(20,955,513)
SPDR SSGA Income Allocation ETF	85,786,284	1,265,875	3,682,040	(2,416,165)
SPDR SSGA Global Allocation ETF	254,501,999	22,329,643	2,806,242	19,523,401
SPDR SSGA Ultra Short Term Bond ETF	572,217,480	1,196,217	828,289	367,928
SPDR Loomis Sayles Opportunistic Bond ETF	38,096,349	502,625	708,364	(205,739)
SPDR Nuveen Municipal Bond ETF	49,589,529	694,944	1,395,860	(700,916)
SPDR Nuveen Municipal Bond ESG ETF	39,599,252	473,030	400,078	72,952
SPDR SSGA Fixed Income Sector Rotation ETF	262,469,735	15,222	2,862,515	(2,847,293)
SPDR SSGA US Sector Rotation ETF	558,397,460	68,538,846	39,889	68,498,957
SPDR DoubleLine Emerging Markets Fixed Income ETF	90,802,736	964,185	4,981,460	(4,017,275)
SPDR DoubleLine Short Duration Total Return Tactical ETF	149,271,587	641,690	3,461,549	(2,819,859)
SPDR DoubleLine Total Return Tactical ETF	3,114,321,301	20,031,842	225,544,480	(205,512,638)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Funds will bear the risk of loss of any cash collateral that it may invest. The Funds receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2024, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2024:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR SSGA Multi-Asset Real Return ETF	$ 35,995,925	$ 34,075,823	$ 2,554,475	$ 36,630,298
SPDR SSGA Income Allocation ETF	17,444,191	13,527,077	4,225,775	17,752,852
SPDR SSGA Global Allocation ETF	35,541,617	36,137,931	223,450	36,361,381
SPDR SSGA Fixed Income Sector Rotation ETF	21,688,794	21,612,719	697,700	22,310,419
SPDR SSGA US Sector Rotation ETF	69,356,296	71,204,113	—	71,204,113
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2024:
		Remaining Contractual Maturity of the Agreements as of June 30, 2024
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$34,075,823	$—	$—	$—	$34,075,823	$34,075,823
SPDR SSGA Income Allocation ETF	Mutual Funds and Exchange Traded Products	13,527,077	—	—	—	13,527,077	13,527,077
SPDR SSGA Global Allocation ETF	Mutual Funds and Exchange Traded Products	36,137,931	—	—	—	36,137,931	36,137,931
SPDR SSGA Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	21,612,719	—	—	—	21,612,719	21,612,719
SPDR SSGA US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	71,204,113	—	—	—	71,204,113	71,204,113
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2024:
SPDR SSGA Ultra Short Term Bond ETF
SPDR Loomis Sayles Opportunistic Bond ETF
SPDR Nuveen Municipal Bond ETF
SPDR Nuveen Municipal Bond ESG ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of June 30, 2024.
12.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
13.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Nuveen Municipal Bond ETF, SPDR Nuveen Municipal Bond ESG ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR SSGA US Sector Rotation ETF, SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR Loomis Sayles Opportunistic Bond ETF, SPDR Nuveen Municipal Bond ETF, SPDR Nuveen Municipal Bond ESG ETF, SPDR SSGA Fixed Income Sector Rotation ETF, SPDR SSGA US Sector Rotation ETF, SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF (collectively, the “Funds”)  (twelve  of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twelve of the funds constituting SSGA Active Trust) at June 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
SPDR SSGA Ultra Short Term Bond ETF
SPDR DoubleLine Emerging Markets Fixed Income ETF
SPDR DoubleLine Short Duration Total Return Tactical ETF
SPDR DoubleLine Total Return Tactical ETF
SPDR SSGA Fixed Income Sector Rotation ETF
SPDR SSGA US Sector Rotation ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
SPDR Loomis Sayles Opportunistic Bond ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and the period from September 28, 2021 (commencement of operations) through June 30, 2022
SPDR Nuveen Municipal Bond ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the three years in the period ended June 30, 2024 and the period from February 3, 2021 (commencement of operations) through June 30, 2021

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Individual Fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Nuveen Municipal Bond ESG ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and the period from April 4, 2022 (commencement of operations) through June 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies from brokers and others were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2024

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2024 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Foreign Tax Credit
For the year ended June 30, 2024, the following Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders and accordingly have earned foreign source income:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
Foreign Source Income
For the year ended June 30, 2024, the following funds earned foreign source income:
SPDR SSGA Multi-Asset Real Return ETF
SPDR SSGA Income Allocation ETF
SPDR SSGA Global Allocation ETF
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Municipal Bond ETF	82.58%
SPDR Nuveen Municipal Bond ESG ETF	95.50%

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SSGA Active Trust (the “Trust” or “SSAT”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SSAT (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing actively-managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board compared the investment performance of each actively-managed series of SSAT to the performance of a group of comparable funds (net of expenses) (Performance Group) obtained from Broadridge Financial Solutions, Inc. (Broadridge) and/or to the performance of an appropriate benchmark (gross of expenses) provided by the Adviser. Among other information, the Board considered the following performance information over various periods ended December 31, 2023 in its evaluation of each series of SSAT:
SPDR DoubleLine Short Duration Total Return Tactical ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 5-year period, but outperformed the median of its Performance Group for the 1- and 3-year periods. In addition, the Board considered that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods.
SPDR DoubleLine Total Return Tactical ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 5-year periods, but outperformed the median of its Performance Group for the 3-year period. In addition, the Board considered that the Fund outperformed its benchmark index for the 1- and 3- periods, but underperformed its benchmark index for the 5-year period.
SPDR DoubleLine Emerging Markets Fixed Income ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 5-year periods but had an annualized total return equal to the median of its Performance Group for the 3-year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-, 3- and 5-year periods.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

SPDR Loomis Sayles Opportunistic Bond ETF. The Board considered that the Fund commenced operations on September 28, 2021 and that performance information was provided for only a short operating history of the Fund. The Board considered that the Fund outperformed the median of its Performance Group for the 1-year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-year period.
SPDR Nuveen Municipal Bond ETF. The Board considered that the Fund commenced operations on February 3, 2021 and that performance information was provided for only a short operating history of the Fund. The Board considered that the Fund’s annualized performance was equal to the median of its Performance Group for the 1-year period. The Board considered that the Fund outperformed its benchmark index for the 1-year period, but underperformed its benchmark for the 3-year period.
SPDR Nuveen Municipal Bond ESG ETF. The Board considered that the Fund commenced operations on April 4, 2022 and that performance information was provided for only a short operating history of the Fund. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period but  outperformed its benchmark index for the 1-year period.
SPDR SSGA Fixed Income Sector Rotation ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 3-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 1- and 3-year  periods.
SPDR SSGA Global Allocation ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 1-, 3- and 5-year periods and had an annualized total return equal to the median of its Performance Group for the 10-year period. In addition, the Board considered that the Fund outperformed its benchmark index for the 1-, 3-, 5- and 10-year  periods.
SPDR SSGA Income Allocation ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1- and 3--year periods and had an annualized total return equal to the median of its Performance Group for the 5- and 10-year periods. In addition, the Board considered that the Fund outperformed its benchmark index in the 1-year  period and underperformed its benchmark index for 3-, 5- and 10-year  periods.
SPDR SSGA Multi-Asset Real Return ETF. The Board considered that the Fund outperformed the median of its Performance Group for the 3- and 5-year periods, underperformed the median of its Performance Group for the 1-year period, but had an annualized total return equal to the median of its Performance Group for the 10-year period. In addition, the Board considered that the Fund outperformed its benchmark index for 1- and 3-year periods, but performed even with its benchmark for the  5- and 10-year periods.
SPDR SSGA Ultra Short Term Bond ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-year period, outperformed the median of its Performance Group for the 3- and 5-year periods, and had an annualized total return equal to the median of its Performance Group for the 10-year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 3-year  period, but outperformed its benchmark index for the 1-, 5- and 10-year periods.
SPDR SSGA U.S. Sector Rotation ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 3- year period, but had outperformed the median of its Performance Group for the 1- year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 1- and 3-year  periods.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate.
Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed with respect to the remaining series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
Approval of DoubleLine Capital LP (“DoubleLine”) Sub-Advisory Agreement
At a meeting held on May 15-16, 2024, the Board also considered a proposal to continue the Sub-Advisory Agreement (the “DoubleLine Sub-Advisory Agreement” or the “Sub-Advisory Agreement”) between the Adviser and DoubleLine Capital LP with respect to the following series of SSAT: SPDR DoubleLine Emerging Markets Fixed Income ETF, SPDR DoubleLine Short Duration Total Return Tactical ETF and SPDR DoubleLine Total Return Tactical ETF (the “DoubleLine Funds”), each of which is sub-advised by DoubleLine. The Independent Trustees also met separately to consider the DoubleLine Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
With respect to the Sub-Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by DoubleLine with respect to each DoubleLine Fund under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to DoubleLine under the Sub-Advisory Agreement and also considered that such fees would continue to be paid directly by the Adviser and would not result in increased fees payable by the sub-advised funds.
The Board considered the background and experience of senior management at DoubleLine and, in particular, DoubleLine’s experience in investing in fixed income securities. The Board reviewed the performance of each DoubleLine Fund, noting that each DoubleLine Fund underperformed between two and four of the last five calendar years, but considered management’s explanation of those factors that contributed to such underperformance and the steps being taken in response to such factors. The Board also considered the unitary fee paid to the Adviser by each DoubleLine Fund and DoubleLine’s fees paid by the Adviser. The Board also considered whether DoubleLine benefited in other ways from its relationship with SSAT.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

After weighing the foregoing factors, as well as the relevant factors discussed in relation to the DoubleLine Sub-Advisory Agreement between DoubleLine and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the DoubleLine Sub-Advisory Agreement for each DoubleLine Fund. In approving the continuance of the DoubleLine Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the DoubleLine Sub-Advisory Agreement, with respect to each Fund, are fair and reasonable and that the continuance of the DoubleLine Sub-Advisory Agreement is in the best interests of each DoubleLine Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by DoubleLine with respect to each DoubleLine Fund were adequate and appropriate; (b) the performance of each DoubleLine Fund had been satisfactory; (c) DoubleLine’s fees for each DoubleLine Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to DoubleLine were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to DoubleLine adequately shared the economies of scale with each Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.
Loomis, Sayles & Company, L.P. (“Loomis”) Sub-Advisory Agreement
At a meeting held on May 15-16, 2024, the Board also considered a proposal to continue the Sub-Advisory Agreement (the “Loomis Sub-Advisory Agreement” or the “Sub-Advisory Agreement”) between the Adviser and Loomis, Sayles & Company, L.P. with respect to the following series of SSAT: SPDR Loomis Sayles Opportunistic Bond ETF (the “Loomis Fund”), which is sub-advised by Loomis. The Independent Trustees also met separately to consider the Loomis Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
With respect to the Sub-Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by Loomis with respect to the Loomis Fund under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to Loomis under the Sub-Advisory Agreement and also considered that such fees would continue to be paid directly by the Adviser and would not result in increased fees payable by the sub-advised funds.
The Board considered the background and experience of senior management at Loomis and, in particular, Loomis’s experience in investing in fixed income securities. The Board reviewed the performance of the Loomis Fund, noting that it had a short operating history. The Board also considered the unitary fee paid to the Adviser by the Loomis Fund and Loomis’s fees paid by the Adviser. The Board also considered whether Loomis benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Loomis Sub-Advisory Agreement between Loomis and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Loomis Sub-Advisory Agreement for the Loomis Fund. In approving the continuance of the Loomis Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Loomis Sub-Advisory Agreement, with respect to the Fund, are fair and reasonable and that the continuance of the Loomis Sub-Advisory Agreement is in the best interests of the Loomis Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Loomis with respect to the Loomis Fund were adequate and appropriate; (b) the performance of the Loomis Fund had been satisfactory; (c) Loomis’s fees for the Loomis Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Loomis were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Loomis adequately shared the economies of scale with each Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.
Nuveen Asset Management, LLC (“Nuveen”) Sub-Advisory Agreement
At a meeting held on May 15-16, 2024, the Board also considered a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement” or the “Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management, LLC with respect to the following series of SSAT: SPDR Nuveen Municipal Bond ETF and the SPDR Nuveen Municipal Bond ESG ETF (the “Nuveen Funds”), each of which is sub-advised by Nuveen. The Independent Trustees also met separately to consider the Loomis Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

With respect to the Sub-Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by Nuveen with respect to each Nuveen Fund under that sub-advisory agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to Nuveen under the Sub-Advisory Agreement and also considered that such fees would continue to be paid directly by the Adviser and would not result in increased fees payable by the sub-advised funds.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of each Nuveen Fund. The Board noted that each Nuveen Fund had a short operating history and no action was recommended given this relatively short operating history. The Board also considered the unitary fee paid to the Adviser by each Nuveen Fund and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the continuation of the Nuveen Sub-Advisory Agreement for the Nuveen Funds. In approving the continuance of the Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each Nuveen Fund, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the continuance of the Nuveen Sub-Advisory Agreement is in the best interests of each Nuveen Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen Funds were appropriate; (b) the performance and, more importantly for those Nuveen Funds measured against an index , the index tracking, of the Nuveen Fund had been satisfactory; (c) Nuveen’s fees for each Nuveen Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Nuveen Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.

Annual Financial Statements and Other Information
June 30, 2024
SSGA Active Trust
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 42.6%
ADVERTISING SERVICES — 0.4%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.41%, 4/11/2029 (a)	$282,051	$266,185
Wood Mackenzie Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.82%, 2/7/2031 (a)	300,000	302,288
		568,473
AEROSPACE & DEFENSE — 0.4%
Dynasty Acquisition Co., Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/24/2028 (a)	234,202	235,319
2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/24/2028 (a)	90,302	90,733
Kaman Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 4/21/2031 (a)	260,000	261,625
		587,677
AIR FREIGHT & LOGISTICS — 0.3%
Worldwide Express Operations LLC 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 9.85%, 7/26/2028 (a)	468,153	470,096
AIRLINES — 0.0% (b)
Kestrel Bidco, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 12/11/2026 (a)	7,247	7,277
APPAREL — 0.2%
ABG Intermediate Holdings 2 LLC:
2024 Add on Delayed Draw Term Loan (c)	115,000	115,252
2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 12/21/2028 (a)	221,673	222,151
S&S Holdings LLC Term Loan 1 mo. USD Term SOFR + 5.00%, 10.43%, 3/11/2028 (a)	22,913	22,970
		360,373
AUTO COMPONENTS — 0.1%
BBB Industries LLC 2022 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.69%, 7/25/2029 (a)	100,602	97,773
Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.8%
Clarios Global LP 2024 USD Term Loan B (c)	$130,000	$130,467
First Brands Group LLC:
2021 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.59%, 3/30/2027 (a)	21,134	21,032
2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 10.59%, 3/30/2027 (a)	437,110	435,197
Tenneco, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.43%, 11/17/2028 (a)	644,496	619,696
		1,206,392
BEVERAGES — 0.5%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.85%, 3/31/2028 (a)	690,060	691,095
BUILDING MATERIALS — 0.3%
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.09%, 2/16/2029 (a)	292,973	278,032
MI Windows and Doors LLC 2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.84%, 3/28/2031 (a)	225,000	226,641
		504,673
BUILDING PRODUCTS — 0.9%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.85%, 5/17/2028 (a)	415,724	353,538
Chamberlain Group, Inc. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 11/3/2028 (a)	313,314	313,510
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (a)	378,341	370,064
Oscar AcquisitionCo LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.58%, 4/29/2029 (a)	377,479	377,745
		1,414,857
CAPITAL MARKETS — 0.7%
AqGen Island Holdings, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.96%, 8/2/2028 (a)	207,047	207,461

See accompanying notes to financial statements.
1

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Aretec Group, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.34%, 8/9/2030 (a)	$749,089	$752,914
Chrysaor Bidco SARL:
USD Delayed Draw Term Loan (c)	3,443	3,462
USD Term Loan B (c)	46,557	46,819
		1,010,656
CHEMICALS — 0.4%
Nouryon Finance BV 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.83%, 4/3/2028 (a)	429,898	431,564
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.71%, 4/23/2029 (a)	193,677	189,416
		620,980
COMMERCIAL SERVICES — 3.3%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 5/12/2028 (a)	437,837	436,649
Ankura Consulting Group LLC 2024 Term Loan (c)	164,588	165,239
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 1/31/2031 (a)	44,620	44,754
EAB Global, Inc. 2021 Term Loan (c)	64,834	64,850
Ensemble RCM LLC 2024 Term Loan B (c)	200,000	199,678
Fugue Finance BV 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.10%, 2/26/2031 (a)	115,000	116,107
Grant Thornton Advisors LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.60%, 6/2/2031 (a)	350,000	351,440
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 3/14/2031 (a)	3,731	3,733
2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 3/14/2031 (a)	126,684	126,763
GTCR W Merger Sub LLC 2024 USD Term Loan B (c)	73,005	73,198
KUEHG Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.83%, 6/12/2030 (a)	99,750	100,255
Security Description	Principal Amount	Value
Mavis Tire Express Services Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 5/4/2028 (a)	$617,980	$620,124
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.57%, 7/25/2030 (a)	397,253	397,935
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.83%, 3/26/2031 (a)	430,000	433,406
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 10/4/2030 (a)	119,400	120,134
Thevelia U.S. LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 6/18/2029 (a)	502,102	505,556
TTF Holdings LLC 2024 Term Loan (c)	320,000	320,000
VT Topco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/9/2030 (a)	323,751	325,653
Wand NewCo 3, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 1/30/2031 (a)	580,000	584,504
		4,989,978
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Asurion LLC:
2020 Term Loan B8 1 mo. USD Term SOFR + 3.25%, 8.71%, 12/23/2026 (a)	34,888	34,645
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 10.71%, 1/20/2029 (a)	585,165	541,506
2021 Term Loan B9 1 mo. USD Term SOFR + 3.25%, 8.71%, 7/31/2027 (a)	551,374	542,847
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 9.44%, 8/19/2028 (a)	178,681	176,950
Garda World Security Corp. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.59%, 2/1/2029 (a)	775,047	780,860
McGraw-Hill Global Education Holdings LLC 2021 Term Loan 3 mo. USD Term SOFR + 4.75%, 10.35%, 7/28/2028 (a)	689,435	691,493
		2,768,301

See accompanying notes to financial statements.
2

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
COMPUTERS — 0.0% (b)
Magenta Buyer LLC 2021 USD 1st Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 10.59%, 7/27/2028 (a)	$131,460	$73,700
CONSTRUCTION & ENGINEERING — 0.4%
Artera Services LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.50%, 9.83%, 2/15/2031 (a)	339,150	341,359
KKR Apple Bidco LLC 2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.21%, 9/22/2028 (a)	70,731	70,858
Radar Bidco SARL 2024 USD Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.56%, 4/4/2031 (a)	135,000	135,549
		547,766
CONSUMER FINANCE — 0.2%
Amentum Government Services Holdings LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.46%, 1/29/2027 (a)	347,746	349,050
CONTAINERS & PACKAGING — 1.8%
Berlin Packaging LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.19%, 6/9/2031 (a)	685,312	687,649
Charter NEX U.S., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 12/1/2027 (a)	173,207	173,709
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.68%, 9.12%, 4/13/2029 (a)	622,417	624,555
Graham Packaging Co., Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.46%, 8/4/2027 (a)	49,968	50,102
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 10.18%, 6/28/2028 (a)	148,279	140,124
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 9.32%, 9/15/2028 (a)	373,288	374,641
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.59%, 4/21/2031 (a)	229,425	230,071
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc. 2024 Term Loan B6 3 mo. USD Term SOFR + 4.00%, 9.30%, 9/15/2028 (a)	$338,501	$339,418
		2,620,269
DISTRIBUTION/WHOLESALE — 0.6%
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.84%, 9/29/2028 (a)	323,695	322,724
Windsor Holdings III LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 8/1/2030 (a)	501,939	505,829
		828,553
DIVERSIFIED CONSUMER SERVICES — 0.3%
Ascend Learning LLC:
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 11.19%, 12/10/2029 (a)	144,286	141,977
2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 12/11/2028 (a)	348,214	348,307
		490,284
DIVERSIFIED FINANCIAL SERVICES — 2.0%
Advisor Group, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.34%, 8/17/2028 (a)	388,047	389,721
Apex Group Treasury LLC USD Term Loan 3 mo. USD Term SOFR + 3.75%, 9.33%, 7/27/2028 (a)	90,042	90,267
Assetmark Financial Holdings, Inc. 2024 Term Loan (c)	690,000	691,294
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 4/9/2027 (a)	482,483	482,840
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.59%, 10/6/2028 (a)	340,000	341,275
2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.59%, 4/7/2028 (a)	260,000	260,671
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 2/28/2031 (a)	288,550	291,737
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.34%, 3/22/2031 (a)	225,000	226,097

See accompanying notes to financial statements.
3

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Mermaid Bidco, Inc. 2024 USD Term Loan B (c)	$200,000	$200,500
		2,974,402
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.83%, 8/15/2028 (a)	232,649	171,579
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 12/17/2027 (a)	572,480	573,776
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.60%, 11/30/2029 (a)	150,000	152,550
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.85%, 11/30/2029 (a)	500,000	500,365
		1,398,270
ELECTRIC — 0.2%
Kohler Energy Co. LLC USD Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/1/2031 (a)	321,541	323,300
ENTERTAINMENT — 1.5%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 2/15/2029 (a)	296,013	298,512
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.84%, 10/2/2028 (a)	227,897	216,953
Caesars Entertainment, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 8.10%, 2/6/2031 (a)	39,900	39,981
CE Intermediate I LLC Term Loan B 3 mo. USD Term SOFR + 4.00%, 8.97%, 11/10/2028 (a)	187,415	188,060
Crown Finance U.S., Inc. 2023 Exit Term Loan 1 mo. USD Term SOFR + 1.50%, 6.96%, 7/31/2028 (a)	42,332	42,934
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/27/2029 (a)	789,308	791,131
OVG Business Services LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.35%, 6/14/2031 (a)	195,000	194,879
Security Description	Principal Amount	Value
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.31%, 4/4/2029 (a)	$471,376	$470,982
		2,243,432
FOOD PRODUCTS — 0.2%
Fiesta Purchaser, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 2/12/2031 (a)	150,000	151,228
Solina Bidco 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.09%, 3/7/2029 (a)	85,000	85,584
		236,812
FOOD-MISC/DIVERSIFIED — 0.1%
Skopima Merger Sub, Inc. Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.46%, 5/12/2028 (a)	187,042	187,125
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Auris Luxembourg III SARL 2024 USD Term Loan B4 6 mo. USD Term SOFR + 4.25%, 9.99%, 2/28/2029 (a)	495,000	496,856
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 5/10/2027 (a)	244,313	242,023
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.43%, 10/1/2027 (a)	507,847	493,033
Medline Borrower LP 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 10/23/2028 (a)	41,138	41,266
Resonetics LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.75%, 9.08%, 6/6/2031 (a)	230,000	230,719
		1,503,897
HEALTH CARE PROVIDERS & SERVICES — 1.9%
GHX Ultimate Parent Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.33%, 6/30/2027 (a)	168,930	170,196
Global Medical Response, Inc. 2024 PIK Term Loan 1 mo. USD Term SOFR + 5.50%, 10.85%, 10/31/2028 (a)	671,487	651,678
LifePoint Health, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.06%, 11/16/2028 (a)	674,481	678,994

See accompanying notes to financial statements.
4

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MED ParentCo LP 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 4/15/2031 (a)	$350,000	$350,298
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.85%, 3/12/2028 (a)	184,161	161,831
Outcomes Group Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 4.25%, 9.59%, 5/6/2031 (a)	150,000	150,668
Radiology Partners, Inc. 2024 Extended Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.09%, 1/31/2029 (a)	178,629	169,877
Team Health Holdings, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 5.25%, 10.59%, 3/2/2027 (a)	229,294	214,275
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.69%, 10/1/2028 (a)	334,855	322,065
		2,869,882
HOLDING COMPANIES & DIVERSIFIED — 0.3%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 11/1/2030 (a)	349,028	351,645
Forward Air Corp. Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.83%, 12/19/2030 (a)	177,122	165,632
		517,277
HOME FURNISHINGS — 0.4%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 7/31/2028 (a)	620,291	622,096
HOTELS, RESTAURANTS & LEISURE — 0.3%
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 2/1/2028 (a)	414,818	415,367
HOUSEWARES — 0.1%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 11.09%, 10/30/2029 (a)	100,000	100,719
INSURANCE — 2.1%
Alliant Holdings Intermediate LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/6/2030 (a)	358,684	359,972
Security Description	Principal Amount	Value
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 8.84%, 2/14/2031 (a)	$249,375	$250,310
BroadStreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.25%, 8.59%, 6/14/2031 (a)	515,200	514,427
Howden Group Holdings Ltd. 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 2/15/2031 (a)	447,792	449,321
HUB International Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.57%, 6/20/2030 (a)	249,375	250,207
OneDigital Borrower LLC 2024 Term Loan (c)	225,000	224,720
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 2/24/2028 (a)	635,722	637,222
Truist Insurance Holdings LLC 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 8.58%, 5/6/2031 (a)	380,000	381,288
USI, Inc. 2024 Term Loan (2029) 3 mo. USD Term SOFR + 2.75%, 8.08%, 11/22/2029 (a)	82,376	82,480
		3,149,947
INTERNET & TELECOM — 1.0%
CNT Holdings I Corp. 2020 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 11/8/2027 (a)	169,150	169,761
Endure Digital, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/10/2028 (a)	392,519	365,534
I-Logic Technologies Bidco Ltd. 2021 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.48%, 2/16/2028 (a)	177,920	178,179
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.59%, 5/3/2028 (a)	505,888	505,992
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.09%, 3/15/2030 (a)	266,003	266,419
		1,485,885

See accompanying notes to financial statements.
5

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
INVESTMENT COMPANIES — 0.4%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.58%, 5/17/2029 (a)	$51,705	$51,730
BEP Intermediate Holdco LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 4/25/2031 (a)	150,000	150,750
CD&R Hydra Buyer, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.44%, 3/25/2031 (a)	189,676	190,268
Truist Insurance Holdings LLC 2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/6/2032 (a)	200,000	204,500
		597,248
IT SERVICES — 0.2%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.33%, 8/18/2028 (a)	247,260	249,154
Ahead DB Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 2/1/2031 (a)	52,127	52,364
		301,518
LEISURE TIME — 0.4%
Alterra Mountain Co. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.25%, 8.59%, 8/17/2028 (a)	60,599	60,876
Amer Sports Co. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 8.58%, 2/17/2031 (a)	284,287	286,420
LC Ahab U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 5/1/2031 (a)	176,000	176,551
		523,847
LIFE SCIENCES TOOLS & SERVICES — 0.0% (b)
Parexel International Corp. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.71%, 11/15/2028 (a)	69,131	69,358
MACHINERY — 1.0%
Chart Industries, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.68%, 3/15/2030 (a)	56,668	57,236
Madison IAQ LLC Term Loan 1 mo. USD Term SOFR + 2.75%, 8.09%, 6/21/2028 (a)	582,552	583,813
Security Description	Principal Amount	Value
Pro Mach Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/31/2028 (a)	$179,550	$180,672
SPX Flow, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 4/5/2029 (a)	235,000	236,626
TK Elevator U.S. Newco, Inc. USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.79%, 4/30/2030 (a)	492,842	495,999
		1,554,346
MEDIA — 1.4%
Cengage Learning, Inc. 2024 Term Loan B 6 mo. USD Term SOFR + 4.25%, 9.54%, 3/22/2031 (a)	683,288	686,065
Cogeco Communications Finance USA LP 2023 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.96%, 9/1/2028 (a)	125,671	121,833
CSC Holdings LLC 2019 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 7.94%, 4/15/2027 (a)	308	257
Directv Financing LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.71%, 8/2/2029 (a)	742,465	740,145
Fleet Midco I Ltd. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 2/21/2031 (a)	150,000	150,937
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 8.44%, 12/1/2028 (a)	57,971	52,445
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 9/25/2026 (a)	69,892	56,802
Univision Communications, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 1/31/2029 (a)	164,523	160,822
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.94%, 1/31/2028 (a)	164,749	157,831
		2,127,137
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 8/16/2029 (a)	154,225	155,269

See accompanying notes to financial statements.
6

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTUR — 0.3%
Touchdown Acquirer, Inc.:
Delayed Draw Term Loan (c)	$80,838	$81,319
USD Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 2/21/2031 (a)	369,162	371,354
		452,673
PHARMACEUTICALS — 0.2%
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.44%, 11/15/2027 (a)	38,180	37,963
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 12.09%, 4/12/2029 (a)	50,000	48,213
Packaging Coordinators Midco, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 11/30/2027 (a)	186,699	187,556
		273,732
PIPELINES — 0.7%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.81%, 12/6/2030 (a)	160,000	160,525
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.09%, 12/21/2028 (a)	574,480	574,557
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (a)	136,128	136,384
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.96%, 11/17/2028 (a)	150,224	150,774
		1,022,240
PROFESSIONAL SERVICES — 0.1%
Anticimex International AB 2021 USD Term Loan B1 3 mo. USD Term SOFR + 3.15%, 8.46%, 11/16/2028 (a)	99,058	99,182
REAL ESTATE — 0.2%
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.96%, 6/2/2028 (a)	283,950	280,198
Security Description	Principal Amount	Value
RETAIL — 2.4%
CWGS Group LLC 2021 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.96%, 6/3/2028 (a)	$102,267	$99,263
Fogo De Chao, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.09%, 9/30/2030 (a)	170,475	168,387
Gulfside Supply, Inc. Term Loan B (c)	200,000	200,375
Johnstone Supply LLC Term Loan 3 mo. USD Term SOFR + 3.00%, 8.33%, 5/16/2031 (a)	200,000	200,500
LBM Acquisition LLC 2024 Incremental Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.18%, 5/30/2031 (a)	643,521	633,643
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 11/1/2028 (a)	171,937	131,071
Peer Holding III BV 2024 USD Term Loan B5 (c)	470,000	471,079
Restoration Hardware, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.96%, 10/20/2028 (a)	182,243	175,685
Spencer Spirit IH LLC 2024 Term Loan B (c)	65,000	65,000
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 11.08%, 9/4/2029 (a)	690,000	634,627
Tacala LLC 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.34%, 1/31/2031 (a)	598,500	601,807
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 10/19/2029 (a)	165,000	165,469
		3,546,906
RETAIL-BUILDING PRODUCTS — 0.2%
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.81%, 12/28/2027 (a)	331,313	324,594
SHIPBUILDING — 0.2%
LSF11 Trinity Bidco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 6/14/2030 (a)	327,677	329,623

See accompanying notes to financial statements.
7

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFTWARE — 7.8%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 2/24/2031 (a)	$288,762	$291,240
Apttus Corp. 2021 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.46%, 5/8/2028 (a)	168,649	168,860
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 2/15/2029 (a)	466,575	465,628
Banff Merger Sub, Inc. 2023 USD Term Loan 1 mo. USD Term SOFR + 4.25%, 9.34%, 12/29/2028 (a)	671,007	673,221
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 9.09%, 12/29/2028 (a)	199,488	199,844
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 7/6/2029 (a)	675,451	667,643
Cloud Software Group, Inc.:
2024 Term Loan 3 mo. USD Term SOFR + 4.50%, 9.83%, 3/21/2031 (a)	160,000	160,638
2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 3/30/2029 (a)	575,457	575,710
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 9.19%, 10/8/2028 (a)	39,543	39,617
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.58%, 5/1/2031 (a)	498,750	497,503
DCert Buyer, Inc. 2019 Term loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 10/16/2026 (a)	196,366	191,825
ECI Macola/Max Holding LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 5/31/2030 (a)	244,388	246,170
EP Purchaser LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.10%, 11/6/2028 (a)	143,914	144,171
Epicor Software Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.58%, 5/23/2031 (a)	344,414	323,562
Security Description	Principal Amount	Value
EverCommerce, Inc. Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.46%, 7/6/2028 (a)	$135,671	$136,123
Flexera Software LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 3/3/2028 (a)	205,074	206,099
Genesys Cloud Services Holdings II LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 12/1/2027 (a)	284,287	286,567
Idera, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 3/2/2028 (a)	165,000	164,072
Ivanti Software, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.81%, 12/1/2027 (a)	204,485	163,157
McAfee LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.58%, 3/1/2029 (a)	487,035	487,150
Mitchell International, Inc.:
2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.59%, 6/17/2031 (a)	590,000	585,717
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.25%, 10.59%, 6/7/2032 (a)	75,000	74,953
Modena Buyer LLC Term Loan (c)	150,000	146,602
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.32%, 3/28/2031 (a)	99,750	100,685
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.59%, 6/2/2028 (a)	348,646	348,923
Project Alpha Intermediate Holding, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/28/2030 (a)	541,743	544,075
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 10.68%, 7/20/2029 (a)	361,284	337,203
Project Ruby Ultimate Parent Corp.:
2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.71%, 3/10/2028 (a)	189,637	190,150
2024 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.96%, 3/10/2028 (a)	418,950	420,456

See accompanying notes to financial statements.
8

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Quest Software U.S. Holdings, Inc. 2022 Term Loan 3 mo. USD Term SOFR + 4.25%, 9.73%, 2/1/2029 (a)	$118,487	$88,306
RealPage, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 8.46%, 4/24/2028 (a)	497,385	484,294
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.09%, 11/28/2028 (a)	299,246	300,864
SolarWinds Holdings, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.59%, 2/5/2027 (a)	177,600	178,118
Sovos Compliance LLC 2021 Term Loan 1 mo. USD Term SOFR + 4.50%, 9.96%, 8/11/2028 (a)	125,551	124,751
Surf Holdings LLC USD Term Loan 1 mo. USD Term SOFR + 3.50%, 8.93%, 3/5/2027 (a)	93,437	93,656
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 3.25%, 11.75%, 4/24/2028 (a)	622,689	614,127
VS Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.58%, 4/14/2031 (a)	150,000	150,562
Waystar Technologies, Inc.:
2024 Term Loan B (c)	396,729	397,721
2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.10%, 10/22/2029 (a)	396,729	397,721
		11,667,684
SPECIALTY RETAIL — 0.5%
K-Mac Holdings Corp. 2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.96%, 7/21/2028 (a)	345,956	346,410
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.85%, 4/15/2028 (a)	331,358	298,674
PetSmart, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 2/11/2028 (a)	94,411	94,253
		739,337
STEEL-PRODUCERS — 0.5%
Arsenal AIC Parent LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 8/18/2030 (a)	575,771	579,946
Security Description	Principal Amount	Value
Phoenix Services International LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 11.44%, 6/30/2028 (a)	$211,589	$203,125
		783,071
TELECOMMUNICATION EQUIP — 0.2%
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/15/2029 (a)	261,333	256,859
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.84%, 1/31/2028 (a)	112,600	111,544
TRANSPORT-SERVICES — 0.2%
LaserShip, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 4.50%, 10.10%, 5/7/2028 (a)	296,410	253,391
Savage Enterprises LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.34%, 9/15/2028 (a)	65,000	65,229
		318,620
TOTAL SENIOR FLOATING RATE LOANS (Cost $63,539,442)		63,771,620
ASSET-BACKED SECURITIES — 7.6%
OTHER ABS — 7.6%
Apidos CLO XI Ltd. Series 2012-11A, Class ER3, 3 mo. USD Term SOFR + 6.83%, 12.15%, 4/17/2034 (a) (d)	500,000	498,300
ARES LXII CLO Ltd. Series 2021-62A, Class E, 3 mo. USD Term SOFR + 6.76%, 12.09%, 1/25/2034 (a) (d)	650,000	646,880
ARES LXVIII CLO Ltd. Series 2023-68A, Class E, 3 mo. USD Term SOFR + 8.55%, 13.87%, 4/25/2035 (a) (d)	750,000	786,082
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 12.19%, 1/20/2035 (a) (d)	500,000	476,600
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 11.74%, 10/20/2031 (a) (d)	750,000	747,000
Barings CLO Ltd. Series 2019-3A, Class ER, 3 mo. USD Term SOFR + 6.96%, 12.29%, 4/20/2031 (a) (d)	750,000	753,691

See accompanying notes to financial statements.
9

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Benefit Street Partners CLO X Ltd. Series 2016-10A, Class DRR, 3 mo. USD Term SOFR + 7.01%, 12.34%, 4/20/2034 (a) (d)	$500,000	$497,800
Canyon CLO Ltd. Series 2020-1A, Class ER, 3 mo. USD Term SOFR + 6.61%, 11.94%, 7/15/2034 (a) (d)	602,000	598,870
Carlyle U.S. CLO Ltd. Series 2021-9A, Class E, 3 mo. USD Term SOFR + 6.89%, 12.22%, 10/20/2034 (a) (d)	712,882	691,495
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 12.07%, 4/20/2037 (a) (d)	500,000	505,950
Galaxy XXIV CLO Ltd. Series 2017-24A, Class DR, 3 mo. USD Term SOFR + 4.15%, 9.47%, 4/15/2037 (a) (d)	500,000	501,628
GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class E, 3 mo. USD Term SOFR + 7.25%, 12.57%, 4/20/2034 (a) (d)	500,000	497,900
Palmer Square CLO Ltd. Series 2019-1A, Class DR, 3 mo. USD Term SOFR + 6.76%, 12.08%, 11/14/2034 (a) (d)	500,000	498,800
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 11.69%, 7/20/2034 (a) (d)	1,480,000	1,463,720
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 11.44%, 4/23/2034 (a) (d)	500,000	497,600
Rad CLO 15 Ltd. Series 2021-15A, Class E, 3 mo. USD Term SOFR + 6.46%, 11.79%, 1/20/2034 (a) (d)	652,349	648,957
RR 20 Ltd. Series 2022-20A, Class D, 3 mo. USD Term SOFR + 7.25%, 12.58%, 7/15/2037 (a) (d)	500,000	500,852
Vibrant CLO XVI Ltd. Series 2023-16A, Class C, 3 mo. USD Term SOFR + 5.84%, 11.17%, 4/15/2036 (a) (d)	500,000	512,687
		11,324,812
TOTAL ASSET-BACKED SECURITIES (Cost $10,701,933)		11,324,812

Security Description	Shares	Value
COMMON STOCKS — 0.2%
AEROSPACE & DEFENSE — 0.2%
Flame Newco LLC (e) (f)	19,856	$274,013
ENTERTAINMENT — 0.0% (b)
Cineworld Group PLC (e) (f)	1,834	32,553
TOTAL COMMON STOCKS (Cost $220,840)		306,566

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 3.5%
DOMESTIC FIXED INCOME — 3.5%
SPDR Blackstone Senior Loan ETF (g) (Cost $5,272,365)	126,117	5,271,691
	Principal Amount
CORPORATE BONDS & NOTES — 43.3%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (d)	$321,000	290,569
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (d)	200,000	167,096
7.75%, 4/15/2028 (d)	560,000	490,706
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/2029 (d)	110,000	100,218
AEROSPACE & DEFENSE — 0.8%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (d)	30,000	30,595
Bombardier, Inc. 7.00%, 6/1/2032 (d)	60,000	60,820
Moog, Inc. 4.25%, 12/15/2027 (d)	60,000	56,893
TransDigm, Inc.:
4.63%, 1/15/2029	547,000	511,111
4.88%, 5/1/2029	530,000	496,567
AGRICULTURE — 0.1%
Vector Group Ltd. 5.75%, 2/1/2029 (d)	227,000	212,713
AIRLINES — 0.0% (b)
American Airlines, Inc. 7.25%, 2/15/2028 (d)	19,000	19,000
APPAREL — 0.1%
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (d)	270,000	225,650
AUTO MANUFACTURERS — 0.6%
Allison Transmission, Inc. 3.75%, 1/30/2031 (d)	1,070,000	938,604
Wabash National Corp. 4.50%, 10/15/2028 (d)	10,000	9,007

See accompanying notes to financial statements.
10

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
AUTO PARTS & EQUIPMENT — 0.0% (b)
Phinia, Inc. 6.75%, 4/15/2029 (d)	$71,000	$72,077
BANKS — 0.3%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (d)	200,000	198,166
Popular, Inc. 7.25%, 3/13/2028	205,000	210,484
BEVERAGES — 0.3%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (d)	427,000	393,032
CHEMICALS — 0.8%
Ashland, Inc. 3.38%, 9/1/2031 (d)	430,000	362,426
Chemours Co. 5.75%, 11/15/2028 (d)	120,000	110,867
Methanex Corp. 5.25%, 12/15/2029	330,000	318,473
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (d)	80,000	73,130
Tronox, Inc. 4.63%, 3/15/2029 (d)	323,000	291,960
COAL — 0.1%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (d)	220,000	199,434
COMMERCIAL SERVICES — 1.6%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (d)	210,000	201,842
Deluxe Corp. 8.00%, 6/1/2029 (d)	110,000	103,172
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (d)	270,000	249,480
11.25%, 12/15/2027 (d)	400,000	388,700
Service Corp. International:
3.38%, 8/15/2030	293,000	255,402
4.00%, 5/15/2031	410,000	365,572
TriNet Group, Inc. 3.50%, 3/1/2029 (d)	170,000	151,344
United Rentals North America, Inc. 3.75%, 1/15/2032	250,000	217,410
Upbound Group, Inc. 6.38%, 2/15/2029 (d)	64,000	61,450
Valvoline, Inc. 3.63%, 6/15/2031 (d)	255,000	219,535
ZipRecruiter, Inc. 5.00%, 1/15/2030 (d)	135,000	117,249
COMPUTERS — 0.5%
KBR, Inc. 4.75%, 9/30/2028 (d)	130,000	121,686
Science Applications International Corp. 4.88%, 4/1/2028 (d)	170,000	162,212
Seagate HDD Cayman:
4.09%, 6/1/2029	300,000	277,701
Security Description	Principal Amount	Value
4.13%, 1/15/2031	$292,000	$259,127
CONSTRUCTION MATERIALS — 0.3%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (d)	120,000	113,580
6.38%, 3/1/2034 (d)	99,000	97,995
Griffon Corp. 5.75%, 3/1/2028	142,000	137,083
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (d)	150,000	136,188
DIVERSIFIED FINANCIAL SERVICES — 4.9%
Ally Financial, Inc. 6.70%, 2/14/2033	830,000	824,439
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (d)	478,000	502,325
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (d)	172,000	168,811
9.25%, 7/1/2031 (d)	250,000	263,168
Encore Capital Group, Inc. 8.50%, 5/15/2030 (d)	191,000	194,216
Enova International, Inc. 11.25%, 12/15/2028 (d)	160,000	171,061
goeasy Ltd.:
7.63%, 7/1/2029 (d)	360,000	367,092
9.25%, 12/1/2028 (d)	258,000	273,833
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (d)	160,000	146,914
5.50%, 8/15/2028 (d)	400,000	384,624
5.75%, 11/15/2031 (d)	463,000	435,067
7.13%, 2/1/2032 (d)	200,000	201,124
Navient Corp.:
4.88%, 3/15/2028	220,000	201,241
9.38%, 7/25/2030	57,000	59,919
11.50%, 3/15/2031	70,000	77,078
Series MTN, 5.63%, 8/1/2033	880,000	701,800
OneMain Finance Corp.:
5.38%, 11/15/2029	110,000	103,176
7.50%, 5/15/2031	76,000	76,939
7.88%, 3/15/2030	159,000	163,889
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (d)	270,000	245,489
5.75%, 9/15/2031 (d)	530,000	496,796
7.88%, 12/15/2029 (d)	237,000	244,309
PHH Mortgage Corp. 7.88%, 3/15/2026 (d)	15,000	14,640
PRA Group, Inc.:
5.00%, 10/1/2029 (d)	40,000	34,251
8.38%, 2/1/2028 (d)	50,000	49,967
8.88%, 1/31/2030 (d)	122,000	122,029
StoneX Group, Inc. 7.88%, 3/1/2031 (d)	277,000	285,728
Synchrony Financial 7.25%, 2/2/2033	370,000	369,186

See accompanying notes to financial statements.
11

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
World Acceptance Corp. 7.00%, 11/1/2026 (d)	$132,000	$125,815
ELECTRIC — 1.5%
DPL, Inc. 4.35%, 4/15/2029	52,000	48,405
NRG Energy, Inc.:
3.38%, 2/15/2029 (d)	378,000	336,261
3.63%, 2/15/2031 (d)	680,000	583,406
3.88%, 2/15/2032 (d)	110,000	94,584
PG&E Corp. 5.25%, 7/1/2030	170,000	162,540
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (d)	499,000	464,864
6.88%, 4/15/2032 (d)	67,000	68,018
7.75%, 10/15/2031 (d)	424,000	441,638
ELECTRONICS — 0.1%
Atkore, Inc. 4.25%, 6/1/2031 (d)	90,000	79,652
Coherent Corp. 5.00%, 12/15/2029 (d)	130,000	123,086
ENGINEERING & CONSTRUCTION — 0.7%
Dycom Industries, Inc. 4.50%, 4/15/2029 (d)	260,000	243,474
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (d)	171,000	152,293
TopBuild Corp.:
3.63%, 3/15/2029 (d)	210,000	189,472
4.13%, 2/15/2032 (d)	210,000	184,941
Tutor Perini Corp. 11.88%, 4/30/2029 (d)	212,000	227,756
ENTERTAINMENT — 0.6%
Churchill Downs, Inc. 4.75%, 1/15/2028 (d)	400,000	382,548
Cinemark USA, Inc. 5.25%, 7/15/2028 (d)	257,000	245,530
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 2/15/2031 (d)	190,000	197,003
FOOD — 0.6%
Post Holdings, Inc.:
4.50%, 9/15/2031 (d)	100,000	89,622
4.63%, 4/15/2030 (d)	490,000	450,236
5.50%, 12/15/2029 (d)	390,000	375,976
HEALTH CARE PRODUCTS — 0.5%
Avantor Funding, Inc. 3.88%, 11/1/2029 (d)	80,000	72,582
Hologic, Inc. 3.25%, 2/15/2029 (d)	720,000	646,071
HEALTH CARE SERVICES — 1.9%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029 (d)	300,000	285,354
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (d)	100,000	94,468
Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
5.25%, 5/15/2030 (d)	$100,000	$82,510
6.13%, 4/1/2030 (d)	10,000	6,976
6.88%, 4/15/2029 (d)	155,000	118,708
10.88%, 1/15/2032 (d)	70,000	72,942
DaVita, Inc.:
3.75%, 2/15/2031 (d)	240,000	204,864
4.63%, 6/1/2030 (d)	920,000	832,499
Encompass Health Corp.:
4.50%, 2/1/2028	370,000	352,092
4.63%, 4/1/2031	385,000	353,830
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (d)	90,000	79,906
3.88%, 5/15/2032 (d)	240,000	208,116
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (d)	110,000	97,293
HOME BUILDERS — 1.9%
Beazer Homes USA, Inc. 7.25%, 10/15/2029	207,000	206,998
Century Communities, Inc. 3.88%, 8/15/2029 (d)	540,000	481,172
Forestar Group, Inc. 3.85%, 5/15/2026 (d)	83,000	79,492
KB Home 4.00%, 6/15/2031	353,000	311,519
Landsea Homes Corp. 8.88%, 4/1/2029 (d)	130,000	128,861
LGI Homes, Inc. 4.00%, 7/15/2029 (d)	150,000	130,128
M/I Homes, Inc.:
3.95%, 2/15/2030	145,000	129,062
4.95%, 2/1/2028	210,000	202,217
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (d)	480,000	460,056
5.75%, 1/15/2028 (d)	225,000	223,042
Thor Industries, Inc. 4.00%, 10/15/2029 (d)	150,000	132,476
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	290,000	283,852
HOME FURNISHINGS — 0.5%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (d)	80,000	67,614
4.00%, 4/15/2029 (d)	680,000	614,088
HOUSEHOLD PRODUCTS & WARES — 0.4%
Central Garden & Pet Co. 4.13%, 10/15/2030	625,000	557,631
INTERNET — 0.9%
Cogent Communications Group, Inc. 7.00%, 6/15/2027 (d)	39,000	38,639
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (d)	500,000	451,545

See accompanying notes to financial statements.
12

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Rakuten Group, Inc.:
9.75%, 4/15/2029 (d)	$460,000	$475,369
11.25%, 2/15/2027 (d)	416,000	445,569
INVESTMENT COMPANY SECURITY — 0.7%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (d)	300,000	285,069
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	75,000	70,403
9.00%, 6/15/2030 (d)	250,000	248,835
9.75%, 1/15/2029 (d)	490,000	508,644
IRON/STEEL — 0.3%
Commercial Metals Co. 4.38%, 3/15/2032	120,000	108,253
Mineral Resources Ltd. 8.00%, 11/1/2027 (d)	330,000	336,679
IT SERVICES — 0.2%
ASGN, Inc. 4.63%, 5/15/2028 (d)	80,000	75,510
Insight Enterprises, Inc. 6.63%, 5/15/2032 (d)	187,000	189,999
Seagate HDD Cayman 9.63%, 12/1/2032	50,000	56,992
LEISURE TIME — 0.3%
NCL Corp. Ltd. 7.75%, 2/15/2029 (d)	230,000	239,258
Royal Caribbean Cruises Ltd. 3.70%, 3/15/2028	245,000	229,006
LODGING — 1.0%
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (d)	431,000	373,194
3.75%, 5/1/2029 (d)	580,000	531,628
4.00%, 5/1/2031 (d)	150,000	134,245
Station Casinos LLC 4.63%, 12/1/2031 (d)	190,000	169,558
Travel & Leisure Co. 4.50%, 12/1/2029 (d)	180,000	165,557
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (d)	200,000	186,152
MACHINERY, CONSTRUCTION & MINING — 0.3%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (d)	90,000	83,876
4.13%, 4/15/2029 (d)	340,000	313,613
MEDIA — 1.8%
AMC Networks, Inc. 4.25%, 2/15/2029	260,000	175,497
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (d)	370,000	302,001
4.50%, 8/15/2030 (d)	100,000	84,561
4.75%, 3/1/2030 (d)	490,000	424,419
4.75%, 2/1/2032 (d)	10,000	8,189
Security Description	Principal Amount	Value
5.00%, 2/1/2028 (d)	$60,000	$56,104
CSC Holdings LLC:
6.50%, 2/1/2029 (d)	70,000	51,209
7.50%, 4/1/2028 (d)	40,000	21,198
11.75%, 1/31/2029 (d)	350,000	298,855
Gray Television, Inc.:
4.75%, 10/15/2030 (d)	338,000	202,766
5.38%, 11/15/2031 (d)	212,000	120,325
News Corp.:
3.88%, 5/15/2029 (d)	300,000	276,297
5.13%, 2/15/2032 (d)	75,000	71,153
Nexstar Media, Inc.:
4.75%, 11/1/2028 (d)	290,000	257,593
5.63%, 7/15/2027 (d)	93,000	88,328
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (d)	190,000	115,176
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (d)	100,000	90,343
METAL FABRICATE & HARDWARE — 0.1%
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	183,000	176,075
MINING — 1.2%
Eldorado Gold Corp. 6.25%, 9/1/2029 (d)	260,000	249,239
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (d)	160,000	143,010
4.50%, 9/15/2027 (d)	80,000	76,387
5.88%, 4/15/2030 (d)	404,000	395,047
6.13%, 4/15/2032 (d)	200,000	197,730
IAMGOLD Corp. 5.75%, 10/15/2028 (d)	225,000	212,117
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (d)	330,000	292,373
Taseko Mines Ltd. 8.25%, 5/1/2030 (d)	249,000	255,464
MISCELLANEOUS MANUFACTURER — 0.2%
Hillenbrand, Inc. 3.75%, 3/1/2031	387,000	336,079
OFFICE & BUSINESS EQUIPMENT — 0.9%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (d)	90,000	85,037
7.25%, 3/15/2029 (d)	90,000	80,844
Xerox Holdings Corp.:
5.50%, 8/15/2028 (d)	940,000	809,180
8.88%, 11/30/2029 (d)	60,000	57,229
Zebra Technologies Corp. 6.50%, 6/1/2032 (d)	247,000	249,804
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	210,000	199,368
OIL & GAS — 2.8%
Baytex Energy Corp. 8.50%, 4/30/2030 (d)	50,000	52,292

See accompanying notes to financial statements.
13

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
California Resources Corp. 8.25%, 6/15/2029 (d)	$230,000	$234,738
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (d)	40,000	37,600
9.75%, 7/15/2028 (d)	310,000	293,700
CNX Resources Corp.:
6.00%, 1/15/2029 (d)	388,000	380,488
7.25%, 3/1/2032 (d)	356,000	362,561
Comstock Resources, Inc.:
5.88%, 1/15/2030 (d)	216,000	201,332
6.75%, 3/1/2029 (d)	150,000	145,352
CVR Energy, Inc. 5.75%, 2/15/2028 (d)	380,000	353,183
EnQuest PLC 11.63%, 11/1/2027 (d)	76,000	77,202
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (d)	48,000	48,253
Parkland Corp.:
4.50%, 10/1/2029 (d)	290,000	265,736
4.63%, 5/1/2030 (d)	413,000	376,916
Precision Drilling Corp. 6.88%, 1/15/2029 (d)	200,000	197,852
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	820,000	768,012
4.50%, 4/30/2030	60,000	55,534
Transocean, Inc. 7.50%, 4/15/2031	136,000	127,280
Valaris Ltd. 8.38%, 4/30/2030 (d)	142,000	146,991
OIL & GAS SERVICES — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (d)	300,000	297,201
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (d)	155,000	165,235
Oceaneering International, Inc. 6.00%, 2/1/2028	100,000	99,113
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (d)	250,000	251,757
PACKAGING & CONTAINERS — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029 (d)	120,000	101,695
Ball Corp. 3.13%, 9/15/2031	30,000	25,374
PHARMACEUTICALS — 0.6%
AdaptHealth LLC 5.13%, 3/1/2030 (d)	250,000	218,917
Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (d)	$210,000	$145,379
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
6.75%, 5/15/2034 (d)	149,000	148,802
7.88%, 5/15/2034 (d)	87,000	89,429
Prestige Brands, Inc. 3.75%, 4/1/2031 (d)	260,000	226,460
PIPELINES — 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (d)	200,000	194,050
6.63%, 2/1/2032 (d)	168,000	169,482
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (d)	94,000	92,779
8.63%, 3/15/2029 (d)	127,000	130,814
DT Midstream, Inc.:
4.13%, 6/15/2029 (d)	384,000	355,035
4.38%, 6/15/2031 (d)	311,000	283,853
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	252,000	249,974
Hess Midstream Operations LP:
4.25%, 2/15/2030 (d)	533,000	489,379
5.13%, 6/15/2028 (d)	182,000	176,267
5.50%, 10/15/2030 (d)	400,000	386,312
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (d)	115,000	117,273
8.38%, 2/15/2032 (d)	110,000	111,665
REAL ESTATE — 0.6%
Howard Hughes Corp.:
4.13%, 2/1/2029 (d)	505,000	452,041
4.38%, 2/1/2031 (d)	105,000	90,606
Newmark Group, Inc. 7.50%, 1/12/2029 (d)	287,000	295,045
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (d)	270,000	226,487
Brandywine Operating Partnership LP 4.55%, 10/1/2029	430,000	375,248
Hudson Pacific Properties LP 4.65%, 4/1/2029	80,000	61,687
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (d)	140,000	127,967
Iron Mountain, Inc.:
5.25%, 3/15/2028 (d)	290,000	280,708
5.25%, 7/15/2030 (d)	280,000	266,039
5.63%, 7/15/2032 (d)	220,000	208,276

See accompanying notes to financial statements.
14

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
REIT, 4.50%, 2/15/2031 (d)	$200,000	$180,346
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (d)	70,000	66,304
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	191,000	140,341
5.00%, 10/15/2027	680,000	567,161
Rithm Capital Corp. 8.00%, 4/1/2029 (d)	539,000	523,865
Service Properties Trust 3.95%, 1/15/2028	300,000	251,181
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (d)	560,000	530,651
7.25%, 4/1/2029 (d)	185,000	187,007
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.50%, 2/15/2029 (d)	350,000	222,940
10.50%, 2/15/2028 (d)	40,000	39,327
Vornado Realty LP 3.40%, 6/1/2031	50,000	39,660
RETAIL — 4.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 2/15/2029 (d)	400,000	363,096
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (d)	120,000	111,134
5.00%, 2/15/2032 (d)	270,000	244,509
Bath & Body Works, Inc.:
6.75%, 7/1/2036	430,000	427,742
6.88%, 11/1/2035	270,000	272,268
Brinker International, Inc. 8.25%, 7/15/2030 (d)	180,000	189,029
FirstCash, Inc.:
4.63%, 9/1/2028 (d)	320,000	301,219
5.63%, 1/1/2030 (d)	170,000	160,980
6.88%, 3/1/2032 (d)	288,000	287,948
Foot Locker, Inc. 4.00%, 10/1/2029 (d)	162,000	135,223
Gap, Inc.:
3.63%, 10/1/2029 (d)	513,000	443,637
3.88%, 10/1/2031 (d)	80,000	66,754
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (d)	150,000	138,456
Kohl's Corp. 5.55%, 7/17/2045	470,000	320,610
Lithia Motors, Inc. 4.38%, 1/15/2031 (d)	20,000	17,840
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (d)	613,000	540,133
4.75%, 9/15/2029	50,000	47,361
Nordstrom, Inc. 5.00%, 1/15/2044	130,000	105,197
Security Description	Principal Amount	Value
Patrick Industries, Inc. 4.75%, 5/1/2029 (d)	$340,000	$313,895
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032	80,000	79,029
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (d)	190,000	171,629
4.88%, 11/15/2031 (d)	190,000	167,122
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (d)	510,000	458,745
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (d)	240,000	220,366
Victoria's Secret & Co. 4.63%, 7/15/2029 (d)	319,000	264,502
Yum! Brands, Inc.:
3.63%, 3/15/2031	130,000	114,774
4.63%, 1/31/2032	102,000	93,897
4.75%, 1/15/2030 (d)	280,000	266,580
SEMICONDUCTORS — 0.2%
Entegris, Inc. 3.63%, 5/1/2029 (d)	270,000	243,070
SOFTWARE — 0.8%
Fair Isaac Corp. 4.00%, 6/15/2028 (d)	703,000	657,474
MicroStrategy, Inc. 6.13%, 6/15/2028 (d)	260,000	251,963
PTC, Inc. 4.00%, 2/15/2028 (d)	260,000	244,889
SS&C Technologies, Inc. 6.50%, 6/1/2032 (d)	46,000	46,411
TELECOMMUNICATIONS — 1.0%
Consolidated Communications, Inc. 6.50%, 10/1/2028 (d)	225,000	192,787
Frontier Communications Holdings LLC:
5.88%, 11/1/2029	473,000	411,874
6.00%, 1/15/2030 (d)	110,000	95,834
6.75%, 5/1/2029 (d)	458,000	420,055
Telecom Italia Capital SA 7.72%, 6/4/2038	250,000	243,865
Viasat, Inc. 6.50%, 7/15/2028 (d)	40,000	30,488
Viavi Solutions, Inc. 3.75%, 10/1/2029 (d)	190,000	160,694
TRANSPORTATION — 0.0% (b)
Danaos Corp. 8.50%, 3/1/2028 (d)	40,000	40,973
TOTAL CORPORATE BONDS & NOTES (Cost $63,400,101)		64,763,772

See accompanying notes to financial statements.
15

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (h) (i) (Cost $4,490,445)	4,490,445	$4,490,445
TOTAL INVESTMENTS — 100.2% (Cost $147,625,126)		149,928,906
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(335,066)
NET ASSETS — 100.0%		$149,593,840
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 41.2% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $306,566, representing 0.20% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2024.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At June 30, 2024, the Fund had unfunded loan commitments of $82,590, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Groundworks, LLC	19,585	19,597	12
Epicor Software Corp.	63,005	63,346	341
	$82,590	$82,943	$353

See accompanying notes to financial statements.
16

SPDR BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$64,763,772	$—	$64,763,772
Asset-Backed Securities	—	11,324,812	—	11,324,812
Common Stocks	—	—	306,566	306,566
Mutual Funds and Exchange Traded Products	5,271,691	—	—	5,271,691
Senior Floating Rate Loans	—	63,771,620	—	63,771,620
Short-Term Investment	4,490,445	—	—	4,490,445
TOTAL INVESTMENTS	$9,762,136	$139,860,204	$306,566	$149,928,906
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$353	$—	$353
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$353	$—	$353

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Blackstone Senior Loan ETF	—	$—	$11,514,059	$6,234,331	$(7,363)	$(674)	126,117	$5,271,691	$293,546
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,605,513	6,605,513	71,803,295	73,918,363	—	—	4,490,445	4,490,445	299,839
Total		$6,605,513	$83,317,354	$80,152,694	$(7,363)	$(674)		$9,762,136	$593,385
See accompanying notes to financial statements.
17

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
June 30, 2024

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 93.6%
ADVERTISING SERVICES — 1.4%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.41%, 4/11/2029 (a)	$94,073,159	$88,781,544
Wood Mackenzie Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.82%, 2/7/2031 (a)	1,661,358	1,674,026
		90,455,570
AEROSPACE & DEFENSE — 1.2%
Dynasty Acquisition Co., Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/24/2028 (a)	17,884,307	17,969,615
2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/24/2028 (a)	6,895,729	6,928,621
Kaman Corp. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 4/21/2031 (a)	6,009,720	6,047,281
TransDigm, Inc.:
2023 Term Loan J 3 mo. USD Term SOFR + 3.25%, 7.84%, 2/28/2031 (a)	26,302,160	26,387,642
2024 Term Loan K 3 mo. USD Term SOFR + 2.75%, 8.08%, 3/22/2030 (a)	15,877,350	15,925,380
		73,258,539
AIR FREIGHT & LOGISTICS — 0.3%
Worldwide Express Operations LLC 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 4.00%, 9.85%, 7/26/2028 (a)	18,855,896	18,934,148
AIRLINES — 0.7%
Air Canada 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.85%, 3/21/2031 (a)	4,677,964	4,690,384
American Airlines, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 4.75%, 10.34%, 4/20/2028 (a)	13,495,944	13,959,867
Mileage Plus Holdings LLC 2020 Term Loan B 3 mo. USD Term SOFR + 5.25%, 10.74%, 6/21/2027 (a)	6,745,748	6,846,020
Security Description	Principal Amount	Value
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/20/2027 (a)	$243,400	$249,581
United Airlines, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 2/22/2031 (a)	21,128,543	21,207,775
		46,953,627
APPAREL — 0.6%
ABG Intermediate Holdings 2 LLC:
2024 Add on Delayed Draw Term Loan (b)	5,809,101	5,821,823
2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 12/21/2028 (a)	29,981,969	30,046,579
		35,868,402
AUTO PARTS & EQUIPMENT — 1.5%
Clarios Global LP 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.34%, 5/6/2030 (a)	3,792,500	3,806,134
First Brands Group LLC:
2021 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.59%, 3/30/2027 (a)	20,864,532	20,763,548
2022 Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 10.59%, 3/30/2027 (a)	17,200,766	17,125,512
Tenneco, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 10.43%, 11/17/2028 (a)	53,033,349	50,992,626
		92,687,820
BEVERAGES — 0.9%
Triton Water Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.85%, 3/31/2028 (a)	58,396,962	58,484,558
BUILDING MATERIALS — 1.0%
Cornerstone Building Brands, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.83%, 5/2/2031 (a)	3,555,556	3,540,747
LHS Borrower LLC 2022 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.09%, 2/16/2029 (a)	23,683,581	22,475,719

See accompanying notes to financial statements.
18

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
MI Windows and Doors LLC 2024 Term Loan B2 1 mo. USD Term SOFR + 3.50%, 8.84%, 3/28/2031 (a)	$10,302,014	$10,377,167
Quikrete Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 4/14/2031 (a)	18,769,076	18,832,609
Summit Materials LLC 2023 Incremental Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.80%, 1/12/2029 (a)	3,410,257	3,437,965
Tamko Building Products LLC 2023 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.59%, 9/20/2030 (a)	5,253,295	5,259,862
		63,924,069
BUILDING PRODUCTS — 1.6%
ACProducts, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.85%, 5/17/2028 (a)	32,717,835	27,823,738
Chamberlain Group, Inc. Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.69%, 11/3/2028 (a)	12,048,323	12,055,853
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.68%, 4/12/2028 (a)	45,011,625	44,026,996
Oscar AcquisitionCo LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.58%, 4/29/2029 (a)	15,779,576	15,790,700
		99,697,287
CAPITAL MARKETS — 0.8%
AqGen Island Holdings, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.96%, 8/2/2028 (a)	3,220,405	3,226,845
Aretec Group, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.34%, 8/9/2030 (a)	45,733,445	45,966,914
Chrysaor Bidco SARL:
USD Delayed Draw Term Loan (b)	171,111	172,075
USD Term Loan B (b)	2,313,723	2,326,749
		51,692,583
CHEMICALS — 1.5%
Axalta Coating Systems U.S. Holdings, Inc. 2024 Term Loan B6 (b)	5,026,318	5,041,422
Security Description	Principal Amount	Value
ECO Services Operations Corp. 2024 Term Loan B (b)	$7,532,666	$7,540,048
Nouryon Finance BV:
2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.83%, 4/3/2028 (a)	3,337,700	3,358,561
2024 USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.83%, 4/3/2028 (a)	15,493,727	15,553,765
PMHC II, Inc. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.71%, 4/23/2029 (a)	62,470,455	61,096,104
		92,589,900
COMMERCIAL SERVICES — 5.9%
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 5/12/2028 (a)	87,936,825	87,698,076
Ankura Consulting Group LLC 2024 Term Loan (b)	6,104,700	6,128,875
APX Group, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 2.75%, 10.25%, 7/10/2028 (a)	11,628,087	11,649,941
Belron Finance U.S. LLC:
2023 1st Lien Term Loan 3 mo. USD Term SOFR + 2.25%, 7.68%, 4/18/2029 (a)	3,188,483	3,199,771
2023 USD Term Loan 3 mo. USD Term SOFR + 2.00%, 7.51%, 4/13/2028 (a)	2,480,746	2,486,427
Camelot U.S. Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 1/31/2031 (a)	14,932,503	14,977,300
Corporation Service Co. Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 11/2/2029 (a)	759,723	763,521
EAB Global, Inc. 2021 Term Loan (b)	5,195,627	5,196,926
Ensemble RCM LLC 2024 Term Loan B (b)	4,714,286	4,706,696
Fugue Finance BV 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.10%, 2/26/2031 (a)	4,147,500	4,187,420

See accompanying notes to financial statements.
19

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Grant Thornton Advisors LLC Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.60%, 6/2/2031 (a)	$13,740,433	$13,796,975
Groundworks LLC:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 3/14/2031 (a)	292,836	293,020
2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 3/14/2031 (a)	9,944,216	9,950,431
GTCR W Merger Sub LLC 2024 USD Term Loan B (b)	24,137,300	24,198,243
HomeServe USA Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 10/21/2030 (a)	11,030,355	11,070,616
KUEHG Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.50%, 9.83%, 6/12/2030 (a)	562,875	565,726
Mavis Tire Express Services Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 5/4/2028 (a)	30,675,528	30,781,972
Mister Car Wash Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.34%, 3/27/2031 (a)	17,110,171	17,181,948
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.57%, 7/25/2030 (a)	15,615,040	15,641,820
PG Investment Co. 59 SARL Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.83%, 3/26/2031 (a)	6,488,371	6,539,759
Prime Security Services Borrower LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.58%, 10/13/2030 (a)	9,292,654	9,299,159
Spring Education Group, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 10/4/2030 (a)	2,743,225	2,760,082
Thevelia U.S. LLC 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 6/18/2029 (a)	10,645,161	10,718,399
Trans Union LLC:
2019 Term Loan B5 1 mo. USD Term SOFR + 1.75%, 7.19%, 11/16/2026 (a)	3,980,650	3,982,063
Security Description	Principal Amount	Value
2024 Term Loan B7 1 mo. USD Term SOFR + 2.00%, 7.34%, 12/1/2028 (a)	$980,415	$981,900
TTF Holdings LLC 2024 Term Loan (b)	7,542,857	7,542,857
VT Topco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/9/2030 (a)	13,130,905	13,208,049
Wand NewCo 3, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 1/30/2031 (a)	48,392,161	48,767,926
		368,275,898
COMMERCIAL SERVICES & SUPPLIES — 3.1%
Aramark Services, Inc.:
2023 Term Loan B6 1 mo. USD Term SOFR + 2.00%, 7.35%, 6/22/2030 (a)	3,020	3,036
2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 7.34%, 6/22/2030 (a)	1,195,797	1,199,235
Asurion LLC:
2020 Term Loan B8 1 mo. USD Term SOFR + 3.25%, 8.71%, 12/23/2026 (a)	49,594,532	49,250,097
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 10.71%, 1/20/2029 (a)	57,994,927	53,667,925
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 9.44%, 8/19/2028 (a)	28,390,242	28,115,141
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 9.69%, 8/19/2028 (a)	6,360,443	6,321,390
Covanta Holding Corp.:
2021 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 11/30/2028 (a)	911,501	912,112
2021 Term Loan C 1 mo. USD Term SOFR + 2.50%, 7.84%, 11/30/2028 (a)	69,849	69,896
Garda World Security Corp. 2022 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.59%, 2/1/2029 (a)	22,249,947	22,416,822

See accompanying notes to financial statements.
20

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
McGraw-Hill Global Education Holdings LLC 2021 Term Loan 3 mo. USD Term SOFR + 4.75%, 10.35%, 7/28/2028 (a)	$35,268,566	$35,373,843
		197,329,497
COMMUNICATIONS EQUIPMENT — 0.3%
Zayo Group Holdings, Inc. USD Term Loan 1 mo. USD Term SOFR + 3.00%, 8.46%, 3/9/2027 (a)	21,124,272	18,448,566
COMPUTERS — 0.5%
KBR, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.59%, 1/17/2031 (a)	1,978,302	1,989,924
Magenta Buyer LLC 2021 USD 1st Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 10.59%, 7/27/2028 (a)	50,494,866	28,308,684
Tempo Acquisition LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.59%, 8/31/2028 (a)	3,314,386	3,325,341
		33,623,949
CONSTRUCTION & ENGINEERING — 0.4%
Artera Services LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.50%, 9.83%, 2/15/2031 (a)	7,042,485	7,088,367
KKR Apple Bidco LLC:
2021 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.21%, 9/22/2028 (a)	4,022,768	4,029,948
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.84%, 9/22/2028 (a)	9,546,002	9,580,655
Radar Bidco SARL 2024 USD Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.56%, 4/4/2031 (a)	1,545,000	1,551,280
		22,250,250
CONTAINERS & PACKAGING — 2.0%
Berlin Packaging LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.19%, 6/9/2031 (a)	19,298,372	19,364,179
Charter NEX U.S., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 12/1/2027 (a)	1,000,000	1,002,900
Security Description	Principal Amount	Value
Clydesdale Acquisition Holdings, Inc. Term Loan B 1 mo. USD Term SOFR + 3.68%, 9.12%, 4/13/2029 (a)	$47,866,637	$48,031,059
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 10.18%, 6/28/2028 (a)	26,840,723	25,364,483
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 9.32%, 9/15/2028 (a)	20,765,562	20,840,838
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.25%, 9.59%, 4/21/2031 (a)	9,102,378	9,128,001
Trident TPI Holdings, Inc. 2024 Term Loan B6 (b)	4,448,457	4,460,512
		128,191,972
DISTRIBUTION/WHOLESALE — 1.1%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.34%, 1/31/2031 (a)	11,955,132	11,994,046
Fastlane Parent Co., Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.84%, 9/29/2028 (a)	2,789,775	2,781,406
Fluid-Flow Products, Inc. Term Loan (b)	3,475,887	3,480,666
Resideo Funding, Inc. 2024 M&A Term Loan B (b)	13,301,357	13,301,424
Windsor Holdings III LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 8/1/2030 (a)	40,131,717	40,442,737
		72,000,279
DIVERSIFIED CONSUMER SERVICES — 0.3%
Ascend Learning LLC 2021 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 12/11/2028 (a)	15,270,517	15,274,564
Bright Horizons Family Solutions LLC 2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.71%, 11/24/2028 (a)	2,141,074	2,144,082
		17,418,646
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Advisor Group, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.34%, 8/17/2028 (a)	31,234,701	31,369,479

See accompanying notes to financial statements.
21

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
AlixPartners LLP 2021 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.96%, 2/4/2028 (a)	$1,915,352	$1,918,943
Apex Group Treasury LLC USD Term Loan 3 mo. USD Term SOFR + 3.75%, 9.33%, 7/27/2028 (a)	491,162	492,390
Assetmark Financial Holdings, Inc. 2024 Term Loan (b)	14,694,408	14,721,960
Avolon TLB Borrower 1 U.S. LLC:
2023 Term Loan B6 1 mo. USD Term SOFR + 2.00%, 7.34%, 6/22/2028 (a)	1,029,202	1,031,775
Term Loan B4 1 mo. USD Term SOFR + 1.50%, 6.94%, 2/12/2027 (a)	3,133,334	3,137,078
Citadel Securities LP 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.59%, 7/29/2030 (a)	23,071,405	23,163,690
CPI Holdco B LLC Term Loan 1 mo. USD Term SOFR + 2.00%, 7.34%, 5/17/2031 (a)	1,456,812	1,457,045
Deerfield Dakota Holding LLC 2020 USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 4/9/2027 (a)	30,822,366	30,845,175
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.59%, 10/6/2028 (a)	11,331,429	11,373,921
2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.59%, 4/7/2028 (a)	17,694,833	17,740,486
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 2/28/2031 (a)	10,090,515	10,201,965
Focus Financial Partners LLC 2024 Term Loan B7 1 mo. USD Term SOFR + 2.75%, 8.09%, 6/30/2028 (a)	15,028,375	15,030,554
Kestra Advisor Services Holdings A, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.34%, 3/22/2031 (a)	12,406,044	12,466,523
Mermaid Bidco, Inc. 2024 USD Term Loan B (b)	10,317,241	10,343,035
		185,294,019
Security Description	Principal Amount	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Altice France SA 2023 USD Term Loan B14 3 mo. USD Term SOFR + 5.50%, 10.83%, 8/15/2028 (a)	$55,377,265	$40,840,733
CCI Buyer, Inc. Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 12/17/2027 (a)	35,645,099	35,725,836
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 10.60%, 11/30/2029 (a)	6,660,088	6,773,309
2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.85%, 11/30/2029 (a)	35,025,193	35,050,761
		118,390,639
ELECTRIC — 0.5%
Kohler Energy Co. LLC USD Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/1/2031 (a)	30,029,768	30,194,031
ELECTRICAL EQUIPMENT — 0.1%
Energizer Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.34%, 12/22/2027 (a)	3,501,629	3,514,778
ELECTRONICS — 0.3%
II-VI, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.84%, 7/2/2029 (a)	21,470,926	21,513,867
ENTERTAINMENT — 3.7%
AP Gaming I LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 2/15/2029 (a)	5,176,882	5,220,575
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.84%, 10/2/2028 (a)	20,191,272	19,221,687
Caesars Entertainment, Inc. 2024 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 8.10%, 2/6/2031 (a)	14,626,499	14,656,190
Crown Finance U.S., Inc. 2023 Exit Term Loan 1 mo. USD Term SOFR + 1.50%, 6.96%, 7/31/2028 (a)	24,408,516	24,755,605
Delta 2 Lux SARL 2022 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.58%, 1/15/2030 (a)	500,000	501,875

See accompanying notes to financial statements.
22

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Entain Holdings Gibraltar Ltd. 2021 USD Term Loan B4 6 mo. USD Term SOFR + 2.50%, 7.86%, 3/29/2027 (a)	$567,600	$569,172
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.08%, 1/27/2029 (a)	61,636,779	61,779,160
Flutter Financing BV Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.58%, 11/25/2030 (a)	29,289,065	29,341,054
GVC Holdings Ltd. 2024 USD Term Loan B 6 mo. USD Term SOFR + 2.75%, 8.01%, 10/31/2029 (a)	14,196,583	14,237,114
Light and Wonder International, Inc. 2024 Term Loan B2 (b)	2,194,270	2,198,001
OVG Business Services LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.35%, 6/14/2031 (a)	7,182,950	7,178,497
Scientific Games Holdings LP:
2022 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.56%, 4/4/2029 (a)	362,374	362,071
2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.31%, 4/4/2029 (a)	22,528,505	22,509,694
UFC Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.34%, 4/29/2026 (a)	28,107,512	28,203,358
		230,734,053
FOOD PRODUCTS — 0.3%
Fiesta Purchaser, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 2/12/2031 (a)	13,466,867	13,577,094
Froneri International Ltd. 2020 USD Term Loan 1 mo. USD Term SOFR + 2.25%, 7.69%, 1/29/2027 (a)	820,134	820,601
Solina Bidco 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.09%, 3/7/2029 (a)	2,892,258	2,912,142
		17,309,837
Security Description	Principal Amount	Value
FOOD-MISC/DIVERSIFIED — 0.1%
Skopima Merger Sub, Inc. Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.46%, 5/12/2028 (a)	$5,557,054	$5,559,527
GAMING & ENTERTAINMENT — 0.1%
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.50%, 7.84%, 5/29/2026 (a)	7,528,638	7,524,873
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Auris Luxembourg III SARL 2024 USD Term Loan B4 6 mo. USD Term SOFR + 4.25%, 9.99%, 2/28/2029 (a)	15,864,194	15,923,685
Avantor Funding, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 7.44%, 11/8/2027 (a)	564,603	567,858
Bausch & Lomb Corp. Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 5/10/2027 (a)	44,647,346	44,228,777
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.43%, 10/1/2027 (a)	78,404,169	76,117,119
Medline Borrower LP 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 10/23/2028 (a)	43,127,732	43,262,506
Resonetics LLC 2024 Term Loan 3 mo. USD Term SOFR + 3.75%, 9.08%, 6/6/2031 (a)	15,686,483	15,735,504
		195,835,449
HEALTH CARE PROVIDERS & SERVICES — 3.8%
DaVita, Inc. 2020 Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.21%, 8/12/2026 (a)	786,082	786,739
GHX Ultimate Parent Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.33%, 6/30/2027 (a)	5,368,814	5,409,080
Global Medical Response, Inc. 2024 PIK Term Loan 1 mo. USD Term SOFR + 5.50%, 10.85%, 10/31/2028 (a)	72,117,362	69,989,900
ICON Luxembourg SARL 2024 LUX Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.33%, 7/3/2028 (a)	518,456	521,076

See accompanying notes to financial statements.
23

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
LifePoint Health, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 10.06%, 11/16/2028 (a)	$22,816,369	$22,969,010
MED ParentCo LP 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 4/15/2031 (a)	14,101,068	14,113,054
Medline Borrower LP USD Term Loan B (b)	201,161	201,790
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.85%, 3/12/2028 (a)	14,931,141	13,120,740
Outcomes Group Holdings, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 4.25%, 9.59%, 5/6/2031 (a)	12,041,406	12,095,051
PRA Health Sciences, Inc. 2024 US Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.33%, 7/3/2028 (a)	129,174	129,827
Radiology Partners, Inc. 2024 Extended Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.09%, 1/31/2029 (a)	23,366,140	22,221,199
Surgery Center Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 12/19/2030 (a)	19,233,832	19,307,209
Team Health Holdings, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 5.25%, 10.59%, 3/2/2027 (a)	30,576,632	28,573,863
U.S. Anesthesia Partners, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.69%, 10/1/2028 (a)	28,707,718	27,611,226
		237,049,764
HOLDING COMPANIES & DIVERSIFIED — 0.3%
Belfor Holdings, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 11/1/2030 (a)	4,682,476	4,717,594
Forward Air Corp. Term Loan B 1 mo. USD Term SOFR + 4.50%, 9.83%, 12/19/2030 (a)	14,397,152	13,463,137
		18,180,731
Security Description	Principal Amount	Value
HOME FURNISHINGS — 1.1%
AI Aqua Merger Sub, Inc.:
2021 1st Lien Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 7/31/2028 (a)	$65,957,322	$66,149,258
2023 Incremental Term Loan 1 mo. USD Term SOFR + 4.25%, 4.25%, 7/31/2028 (a)	2,609	2,616
		66,151,874
HOTELS, RESTAURANTS & LEISURE — 1.7%
Caesars Entertainment, Inc. Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.10%, 2/6/2030 (a)	23,003,787	23,048,644
Peraton Corp. Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.19%, 2/1/2028 (a)	86,416,946	86,531,449
		109,580,093
HOUSEHOLD PRODUCTS — 0.0% (c)
Reynolds Consumer Products LLC Term Loan 1 mo. USD Term SOFR + 1.75%, 7.19%, 2/4/2027 (a)	24,525	24,600
HOUSEWARES — 0.1%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 11.09%, 10/30/2029 (a)	4,935,982	4,971,472
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Calpine Corp.:
2024 Term Loan B5 1 mo. USD Term SOFR + 2.00%, 7.34%, 12/16/2027 (a)	1,228,102	1,230,951
Term Loan B9 1 mo. USD Term SOFR + 2.00%, 7.34%, 1/31/2031 (a)	1,735,964	1,732,528
Vistra Operations Co. LLC 1st Lien Term Loan B3 1 mo. USD Term SOFR + 2.00%, 7.34%, 12/20/2030 (a)	15,856,756	15,887,359
		18,850,838
INSURANCE — 7.8%
Acrisure LLC 2024 Term Loan B6 3 mo. USD Term SOFR + 3.25%, 8.59%, 11/6/2030 (a)	54,665,403	54,665,676

See accompanying notes to financial statements.
24

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC 2023 Term Loan B6 1 mo. USD Term SOFR + 3.50%, 8.83%, 11/6/2030 (a)	$19,158,859	$19,227,640
AmWINS Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.59%, 2/19/2028 (a)	21,949,868	21,958,429
AssuredPartners, Inc. 2024 Incremental Term Loan B5 1 mo. USD Term SOFR + 3.50%, 8.84%, 2/14/2031 (a)	57,296,390	57,511,251
Asurion LLC 2021 2nd Lien Term Loan B3 1 mo. USD Term SOFR + 5.25%, 10.71%, 1/31/2028 (a)	1,848,936	1,727,600
BroadStreet Partners, Inc.:
2020 Term Loan B 3 mo. USD Term SOFR + 3.00%, 8.44%, 1/27/2027 (a)	9,970,606	9,955,650
2024 Term Loan B4 1 mo. USD Term SOFR + 3.25%, 8.59%, 6/14/2031 (a)	57,133,128	57,052,928
Howden Group Holdings Ltd. 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 2/15/2031 (a)	37,672,724	37,801,376
HUB International Ltd. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.57%, 6/20/2030 (a)	45,260,646	45,411,590
OneDigital Borrower LLC 2024 Term Loan (b)	4,967,857	4,961,672
Ryan Specialty Group LLC Term Loan 1 mo. USD Term SOFR + 2.75%, 8.09%, 9/1/2027 (a)	205,359	206,668
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 2/24/2028 (a)	89,805,320	90,017,260
Truist Insurance Holdings LLC 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 8.58%, 5/6/2031 (a)	62,335,000	62,546,316
USI, Inc.:
2024 Term Loan (2029) 3 mo. USD Term SOFR + 2.75%, 8.08%, 11/22/2029 (a)	19,461,194	19,485,618
Security Description	Principal Amount	Value
2024 Term Loan (2030) 3 mo. USD Term SOFR + 2.75%, 8.08%, 9/27/2030 (a)	$6,497,374	$6,505,496
		489,035,170
INTERNET & TELECOM — 2.7%
CNT Holdings I Corp. 2020 Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 11/8/2027 (a)	4,068,530	4,083,238
Endure Digital, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.94%, 2/10/2028 (a)	48,549,996	45,212,183
Gen Digital, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.09%, 9/12/2029 (a)	3,702,326	3,702,849
Go Daddy Operating Co. LLC 2024 Term Loan B7 1 mo. USD Term SOFR + 1.75%, 7.09%, 5/30/2031 (a)	7,645,253	7,647,470
I-Logic Technologies Bidco Ltd. 2021 USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.48%, 2/16/2028 (a)	763,435	764,546
MH Sub I LLC 2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 9.59%, 5/3/2028 (a)	71,371,080	71,385,711
Proofpoint, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 8.34%, 8/31/2028 (a)	20,441,574	20,483,786
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.09%, 3/15/2030 (a)	12,944,889	12,965,148
Uber Technologies, Inc. 2023 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.09%, 3/3/2030 (a)	913,087	918,533
		167,163,464
INVESTMENT COMPANIES — 1.3%
AL GCX Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.58%, 5/17/2029 (a)	1,242,043	1,242,626
BEP Intermediate Holdco LLC Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 4/25/2031 (a)	3,856,379	3,875,661

See accompanying notes to financial statements.
25

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
CD&R Hydra Buyer, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.44%, 3/25/2031 (a)	$15,174,062	$15,221,481
Energize HoldCo LLC 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.75%, 9.21%, 12/8/2028 (a)	7,014,692	7,038,367
Truist Insurance Holdings LLC 2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 10.08%, 5/6/2032 (a)	8,352,692	8,540,628
Wec U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 8.09%, 1/27/2031 (a)	43,633,139	43,724,550
		79,643,313
IT SERVICES — 0.2%
Access CIG LLC 2023 Term Loan 3 mo. USD Term SOFR + 5.00%, 10.33%, 8/18/2028 (a)	12,593,023	12,689,487
Ahead DB Holdings LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 2/1/2031 (a)	173,961	174,750
		12,864,237
LEISURE INDUSTRY — 0.0% (c)
Carnival Corp. 2023 Term Loan B (b)	106,084	106,748
LEISURE TIME — 0.3%
Alterra Mountain Co. 2024 Term Loan B4 1 mo. USD Term SOFR + 3.25%, 8.59%, 8/17/2028 (a)	2,382,123	2,393,045
Amer Sports Co. USD Term Loan 3 mo. USD Term SOFR + 3.25%, 8.58%, 2/17/2031 (a)	1,356,210	1,366,382
Carnival Corp.:
2024 Term Loan B1 1 mo. USD Term SOFR + 2.75%, 8.09%, 10/18/2028 (a)	2,723,371	2,734,006
2024 Term Loan B2 1 mo. USD Term SOFR + 2.75%, 8.09%, 8/8/2027 (a)	6,231,689	6,270,668
LC Ahab U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 5/1/2031 (a)	3,277,173	3,287,430
		16,051,531
Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Parexel International Corp. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.71%, 11/15/2028 (a)	$51,763,462	$51,933,246
LODGING — 0.3%
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.09%, 1/17/2031 (a)	9,468,418	9,480,254
Wyndham Hotels & Resorts, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 1.75%, 7.09%, 5/24/2030 (a)	9,294,105	9,316,689
		18,796,943
MACHINERY — 1.6%
Chart Industries, Inc. 2023 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.68%, 3/15/2030 (a)	3,139,471	3,155,168
Clark Equipment Co. 2022 Term Loan B 3 mo. USD Term SOFR + 2.25%, 7.68%, 4/20/2029 (a)	2,600,371	2,606,871
Madison IAQ LLC Term Loan 1 mo. USD Term SOFR + 2.75%, 8.09%, 6/21/2028 (a)	37,414,301	37,495,303
Pro Mach Group, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 8/31/2028 (a)	1,795,219	1,806,439
SPX Flow, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 4/5/2029 (a)	9,488,598	9,554,260
TK Elevator U.S. Newco, Inc. USD Term Loan B 3 mo. USD Term SOFR + 3.50%, 8.79%, 4/30/2030 (a)	46,756,535	47,056,011
		101,674,052
MEDIA — 2.0%
Cengage Learning, Inc. 2024 Term Loan B 6 mo. USD Term SOFR + 4.25%, 9.54%, 3/22/2031 (a)	26,374,674	26,481,887
Charter Communications Operating LLC 2019 Term Loan B2 1 mo. USD Term SOFR + 1.75%, 7.05%, 2/1/2027 (a)	3,171,612	3,171,311

See accompanying notes to financial statements.
26

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Directv Financing LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.25%, 10.71%, 8/2/2029 (a)	$46,619,551	$46,473,865
Term Loan 1 mo. USD Term SOFR + 5.00%, 10.46%, 8/2/2027 (a)	277,868	278,771
Nexstar Broadcasting, Inc. 2019 Term Loan B4 1 mo. USD Term SOFR + 2.50%, 7.96%, 9/18/2026 (a)	238,038	238,887
Radiate Holdco LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.71%, 9/25/2026 (a)	26,402,680	21,457,722
Sunrise Financing Partnership 2021 USD Term Loan AX 1 mo. USD Term SOFR + 3.00%, 8.44%, 1/31/2029 (a)	1,000,000	995,900
Virgin Media Bristol LLC USD Term Loan N 1 mo. USD Term SOFR + 2.50%, 7.94%, 1/31/2028 (a)	29,610,074	28,366,746
		127,465,089
METAL FABRICATE & HARDWARE — 0.2%
Crosby U.S. Acquisition Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 8/16/2029 (a)	8,908,009	8,968,317
Hillman Group, Inc. 2021 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 7.59%, 7/14/2028 (a)	1,963,462	1,967,388
		10,935,705
MISCELLANEOUS MANUFACTUR — 0.1%
Touchdown Acquirer, Inc. USD Term Loan 3 mo. USD Term SOFR + 4.00%, 9.33%, 2/21/2031 (a)	6,557,366	6,596,317
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Pacific Gas & Electric Co. 2020 Term Loan B1 1 mo. USD Term SOFR + 3.00%, 7.84%, 6/23/2027 (a)	971,875	977,036
PHARMACEUTICALS — 1.1%
Elanco Animal Health, Inc. Term Loan B 1 mo. USD Term SOFR + 1.75%, 7.18%, 8/1/2027 (a)	19,688,877	19,641,230
Grifols Worldwide Operations USA, Inc. 2019 USD Term Loan B 1 mo. USD Term SOFR + 2.00%, 7.44%, 11/15/2027 (a)	5,485,640	5,403,355
Security Description	Principal Amount	Value
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 12.09%, 4/12/2029 (a)	$6,421,429	$6,191,959
Jazz Financing Lux SARL:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.46%, 5/5/2028 (a)	27,720,995	27,772,972
2024 Term Loan B (b)	3,069,322	3,075,077
Organon & Co. 2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.83%, 5/19/2031 (a)	8,538,484	8,554,494
		70,639,087
PIPELINES — 0.8%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.81%, 12/6/2030 (a)	6,774,545	6,796,800
Buckeye Partners LP:
2024 Term Loan B2 1 mo. USD Term SOFR + 2.00%, 7.34%, 11/22/2030 (a)	960,703	961,755
2024 Term Loan B3 1 mo. USD Term SOFR + 2.00%, 7.34%, 11/1/2026 (a)	3,004,782	3,011,213
Freeport LNG Investments LLLP Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.09%, 12/21/2028 (a)	18,174,074	18,176,527
GIP Pilot Acquisition Partners LP 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 7.83%, 10/4/2030 (a)	3,590,344	3,599,319
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.44%, 10/5/2028 (a)	5,428,878	5,439,057
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.96%, 11/17/2028 (a)	9,180,168	9,213,767
Whitewater Whistler Holdings LLC 2024 Term Loan B (b)	4,118,915	4,124,929
		51,323,367

See accompanying notes to financial statements.
27

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
REAL ESTATE — 1.1%
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 8.96%, 6/2/2028 (a)	$68,709,418	$67,801,423
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.59%, 1/31/2031 (a)	5,740,960	5,724,197
RETAIL — 6.4%
1011778 B.C. Unlimited Liability Co.:
2023 Term Loan B5 (b)	10,953,699	10,946,168
2024 Term Loan B6 3 mo. USD Term SOFR + 1.75%, 7.09%, 9/20/2030 (a)	19,989,815	19,942,148
CWGS Group LLC 2021 Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.96%, 6/3/2028 (a)	4,476,132	4,344,645
Fogo De Chao, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.09%, 9/30/2030 (a)	13,632,912	13,465,908
Foundation Building Materials Holding Co. LLC 2024 Term Loan B2 1 mo. USD Term SOFR + 4.00%, 9.33%, 1/29/2031 (a)	19,142,515	19,089,395
Gulfside Supply, Inc. Term Loan B (b)	4,447,761	4,456,101
Harbor Freight Tools USA, Inc. 2024 Term Loan B (b)	45,200,000	45,125,646
IRB Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.19%, 12/15/2027 (a)	69,157,476	69,209,344
Johnstone Supply LLC Term Loan 3 mo. USD Term SOFR + 3.00%, 8.33%, 5/16/2031 (a)	10,192,325	10,217,806
KFC Holding Co. 2021 Term Loan B , 3/15/2028 (b)	460,642	461,135
LBM Acquisition LLC 2024 Incremental Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.18%, 5/30/2031 (a)	55,767,391	54,715,211
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.69%, 11/1/2028 (a)	13,712,104	10,453,011
Security Description	Principal Amount	Value
Peer Holding III BV:
2023 USD Term Loan B4 3 mo. USD Term SOFR + 3.25%, 8.58%, 10/28/2030 (a)	$19,278,416	$19,344,734
2024 USD Term Loan B5 (b)	11,050,101	11,075,461
Restoration Hardware, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.96%, 10/20/2028 (a)	21,632,100	20,853,668
Spencer Spirit IH LLC 2024 Term Loan B (b)	4,989,167	4,989,167
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 11.08%, 9/4/2029 (a)	29,710,000	27,325,773
Tacala LLC 2024 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.34%, 1/31/2031 (a)	12,361,377	12,429,673
Whatabrands LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.10%, 8/3/2028 (a)	22,124,098	22,154,630
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 10/19/2029 (a)	22,493,475	22,557,469
		403,157,093
RETAIL-BUILDING PRODUCTS — 0.6%
Kodiak Building Partners, Inc. Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.46%, 3/12/2028 (a)	6,183,737	6,194,374
LBM Acquisition LLC Term Loan B (b)	13,473,318	13,467,726
Park River Holdings, Inc. Term Loan 3 mo. USD Term SOFR + 3.25%, 8.81%, 12/28/2027 (a)	20,226,487	19,816,294
		39,478,394
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Clarios Global LP 2024 USD Term Loan B (b)	28,969,847	29,073,994
MKS Instruments, Inc.:
2023 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 7.83%, 8/17/2029 (a)	2,072,695	2,077,442
2024 USD Term Loan B (b)	14,601,310	14,646,627
		45,798,063

See accompanying notes to financial statements.
28

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SHIPBUILDING — 0.2%
LSF11 Trinity Bidco, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 6/14/2030 (a)	$10,273,706	$10,334,731
SOFTWARE — 18.4%
Applied Systems, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 8.83%, 2/24/2031 (a)	4,915,168	4,957,341
Apttus Corp. 2021 Term Loan 1 mo. USD Term SOFR + 4.00%, 9.46%, 5/8/2028 (a)	4,127,987	4,133,147
AthenaHealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.59%, 2/15/2029 (a)	89,306,290	89,124,998
Banff Merger Sub, Inc. 2023 USD Term Loan 1 mo. USD Term SOFR + 4.25%, 9.34%, 12/29/2028 (a)	73,879,243	74,123,044
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 9.09%, 12/29/2028 (a)	4,391,769	4,399,608
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 8.58%, 7/6/2029 (a)	70,844,711	70,025,746
Cloud Software Group, Inc.:
2024 Term Loan 3 mo. USD Term SOFR + 4.50%, 9.83%, 3/21/2031 (a)	17,767,727	17,838,532
2024 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.33%, 3/30/2029 (a)	111,612,688	111,661,798
Cloudera, Inc.:
2021 Second Lien Term Loan 1 mo. USD Term SOFR + 6.00%, 11.44%, 10/8/2029 (a)	5,883,443	5,850,349
2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 9.19%, 10/8/2028 (a)	2,363,541	2,367,973
ConnectWise LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 9.10%, 9/29/2028 (a)	3,962,460	3,940,666
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.58%, 5/1/2031 (a)	60,016,071	59,866,030
Security Description	Principal Amount	Value
DCert Buyer, Inc.:
2019 Term loan B 1 mo. USD Term SOFR + 4.00%, 9.34%, 10/16/2026 (a)	$8,378,125	$8,184,381
2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 12.34%, 2/19/2029 (a)	7,467,875	6,702,418
Dun & Bradstreet Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.10%, 1/18/2029 (a)	24,365,736	24,411,422
ECI Macola/Max Holding LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.08%, 5/31/2030 (a)	57,499	57,918
Epicor Software Corp. 2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.58%, 5/23/2031 (a)	8,373,724	8,419,068
Genesys Cloud Services Holdings II LLC:
First Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 8.84%, 12/1/2027 (a)	12,918,921	12,995,078
Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.21%, 12/1/2027 (a)	5,562,025	5,606,632
Idera, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 3.50%, 8.83%, 3/2/2028 (a)	23,427,823	23,296,042
Informatica LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 7.59%, 10/27/2028 (a)	2,124,613	2,133,908
Ivanti Software, Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.81%, 12/1/2027 (a)	17,364,897	13,855,365
McAfee LLC 2024 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.58%, 3/1/2029 (a)	89,548,769	89,545,901
Mitchell International, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 8.59%, 6/17/2031 (a)	45,438,979	45,109,092
Modena Buyer LLC Term Loan (b)	48,110,359	47,020,419
Particle Investments SARL 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 9.32%, 3/28/2031 (a)	4,853,252	4,898,751

See accompanying notes to financial statements.
29

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 4.00%, 9.59%, 6/2/2028 (a)	$78,700,873	$78,763,441
Project Alpha Intermediate Holding, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.75%, 9.07%, 10/28/2030 (a)	42,539,062	42,722,192
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 10.68%, 7/20/2029 (a)	30,318,617	28,297,729
Project Ruby Ultimate Parent Corp.:
2021 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.71%, 3/10/2028 (a)	3,681,146	3,691,104
2024 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 8.96%, 3/10/2028 (a)	5,208,280	5,227,004
Quartz Acquireco LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 8.08%, 6/28/2030 (a)	9,898,598	9,917,158
Quest Software U.S. Holdings, Inc. 2022 Term Loan 3 mo. USD Term SOFR + 4.25%, 9.73%, 2/1/2029 (a)	38,277,604	28,527,533
RealPage, Inc. 1st Lien Term Loan 1 mo. USD Term SOFR + 3.00%, 8.46%, 4/24/2028 (a)	78,902,019	76,825,318
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 4.75%, 10.09%, 11/28/2028 (a)	30,469,625	30,634,313
SolarWinds Holdings, Inc.:
2024 Term Loan (b)	3,000,000	3,007,500
2024 Term Loan 1 mo. USD Term SOFR + 3.25%, 8.59%, 2/5/2027 (a)	4,032,855	4,042,937
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 7.34%, 5/9/2031 (a)	20,948,024	21,002,279
Vision Solutions, Inc.:
2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 12.84%, 4/23/2029 (a)	1,233,333	1,191,708
2021 Incremental Term Loan 3 mo. USD Term SOFR + 3.25%, 11.75%, 4/24/2028 (a)	60,223,812	59,395,735
Security Description	Principal Amount	Value
VS Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 8.58%, 4/14/2031 (a)	$8,700,783	$8,733,410
Waystar Technologies, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 8.10%, 10/22/2029 (a)	9,828,218	9,852,788
		1,152,357,776
SPECIALTY RETAIL — 0.4%
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 9.85%, 4/15/2028 (a)	25,287,133	22,792,937
STEEL-PRODUCERS — 0.3%
Arsenal AIC Parent LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 9.09%, 8/18/2030 (a)	18,148,395	18,279,970
Phoenix Services International LLC 2023 Exit PIK Term Loan 1 mo. USD Term SOFR + 6.10%, 11.44%, 6/30/2028 (a)	2,451,641	2,353,576
		20,633,546
TRADING COMPANIES & DISTRIBUTORS — 0.0% (c)
Foundation Building Materials Holding Co. LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.25%, 8.84%, 1/31/2028 (a)	2,731,277	2,705,671
TRANSPORT-SERVICES — 0.8%
Genesee & Wyoming, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.00%, 7.33%, 4/10/2031 (a)	22,468,438	22,470,572
LaserShip, Inc. 2021 Term Loan 3 mo. USD Term SOFR + 4.50%, 10.10%, 5/7/2028 (a)	27,679,464	23,662,205
Savage Enterprises LLC 2021 Term Loan B 1 mo. USD Term SOFR + 3.00%, 8.34%, 9/15/2028 (a)	1,329,714	1,334,395
		47,467,172
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,857,397,347)		5,876,222,313
Shares
COMMON STOCKS — 0.4%
AEROSPACE & DEFENSE — 0.1%
Flame Newco LLC (d) (e)	230,071	3,174,980

See accompanying notes to financial statements.
30

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Shares	Value
ENTERTAINMENT — 0.3%
Cineworld Group PLC (d) (e)	1,063,146	$18,870,841
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health, Inc. (d) (e)	396,286	643,965
HEALTH CARE PROVIDERS & SERVICES — 0.0% (c)
Envision Healthcare Corp. (d) (e)	154,531	1,532,484
TOTAL COMMON STOCKS (Cost $35,744,995)		24,222,270
	Principal Amount
CORPORATE BONDS & NOTES — 4.3%
AEROSPACE & DEFENSE — 0.1%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (f)	$310,000	316,145
Moog, Inc. 4.25%, 12/15/2027 (f)	1,450,000	1,374,904
TransDigm, Inc.:
4.63%, 1/15/2029	3,250,000	3,036,767
4.88%, 5/1/2029	1,790,000	1,677,087
AGRICULTURE — 0.0% (c)
Vector Group Ltd. 5.75%, 2/1/2029 (f)	1,657,000	1,552,708
AIRLINES — 0.0% (c)
Air Canada 3.88%, 8/15/2026 (f)	867,000	825,150
American Airlines, Inc. 7.25%, 2/15/2028 (f)	332,000	332,000
AUTO MANUFACTURERS — 0.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (f)	3,440,000	3,017,568
4.75%, 10/1/2027 (f)	1,560,000	1,507,163
Wabash National Corp. 4.50%, 10/15/2028 (f)	70,000	63,050
AUTO PARTS & EQUIPMENT — 0.0% (c)
Phinia, Inc. 6.75%, 4/15/2029 (f)	509,000	516,722
BANKS — 0.1%
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (f)	3,407,000	3,375,758
BEVERAGES — 0.0% (c)
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (f)	1,558,000	1,434,061
CHEMICALS — 0.1%
Ashland, Inc. 3.38%, 9/1/2031 (f)	754,000	635,509
Chemours Co. 5.75%, 11/15/2028 (f)	200,000	184,778
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (f)	300,000	288,342
Security Description	Principal Amount	Value
Minerals Technologies, Inc. 5.00%, 7/1/2028 (f)	$10,000	$9,490
Tronox, Inc. 4.63%, 3/15/2029 (f)	2,100,000	1,898,190
COAL — 0.0% (c)
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (f)	1,000,000	1,028,670
SunCoke Energy, Inc. 4.88%, 6/30/2029 (f)	1,450,000	1,314,454
COMMERCIAL SERVICES — 0.1%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (f)	1,245,000	1,196,632
Cimpress PLC 7.00%, 6/15/2026	1,065,000	1,063,179
CoreCivic, Inc. 8.25%, 4/15/2029	300,000	310,065
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (f)	1,150,000	1,062,600
11.25%, 12/15/2027 (f)	250,000	242,937
TriNet Group, Inc. 3.50%, 3/1/2029 (f)	600,000	534,156
Valvoline, Inc. 3.63%, 6/15/2031 (f)	1,080,000	929,794
COMPUTERS — 0.1%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (f)	67,000	62,708
KBR, Inc. 4.75%, 9/30/2028 (f)	760,000	711,398
Science Applications International Corp. 4.88%, 4/1/2028 (f)	1,160,000	1,106,860
Seagate HDD Cayman:
4.09%, 6/1/2029	2,480,000	2,295,662
4.13%, 1/15/2031	550,000	488,081
CONSTRUCTION MATERIALS — 0.0% (c)
Griffon Corp. 5.75%, 3/1/2028	541,000	522,265
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (f)	1,060,000	962,395
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ally Financial, Inc. 6.70%, 2/14/2033	2,750,000	2,731,575
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (f)	2,671,000	2,806,927
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (f)	558,000	547,655
9.25%, 7/1/2031 (f)	1,100,000	1,157,937
Encore Capital Group, Inc. 8.50%, 5/15/2030 (f)	871,000	885,668

See accompanying notes to financial statements.
31

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Enova International, Inc. 11.25%, 12/15/2028 (f)	$580,000	$620,095
goeasy Ltd.:
7.63%, 7/1/2029 (f)	1,100,000	1,121,670
9.25%, 12/1/2028 (f)	1,856,000	1,969,903
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (f)	1,700,000	1,560,957
5.50%, 8/15/2028 (f)	240,000	230,774
5.75%, 11/15/2031 (f)	3,130,000	2,941,167
Navient Corp.:
4.88%, 3/15/2028	940,000	859,846
9.38%, 7/25/2030	457,000	480,403
11.50%, 3/15/2031	1,510,000	1,662,691
OneMain Finance Corp.:
7.50%, 5/15/2031	346,000	350,273
7.88%, 3/15/2030	1,858,000	1,915,133
PennyMac Financial Services, Inc.:
5.75%, 9/15/2031 (f)	1,170,000	1,096,699
7.88%, 12/15/2029 (f)	3,284,000	3,385,279
PHH Mortgage Corp. 7.88%, 3/15/2026 (f)	235,000	229,358
PRA Group, Inc.:
5.00%, 10/1/2029 (f)	70,000	59,939
8.38%, 2/1/2028 (f)	290,000	289,809
8.88%, 1/31/2030 (f)	558,000	558,134
Synchrony Financial 7.25%, 2/2/2033	2,180,000	2,175,204
ELECTRIC — 0.1%
NRG Energy, Inc.:
3.38%, 2/15/2029 (f)	2,400,000	2,134,992
3.63%, 2/15/2031 (f)	550,000	471,872
3.88%, 2/15/2032 (f)	200,000	171,970
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (f)	100,000	96,755
7.75%, 10/15/2031 (f)	4,015,000	4,182,024
ELECTRONICS — 0.0% (c)
Coherent Corp. 5.00%, 12/15/2029 (f)	1,630,000	1,543,317
Sensata Technologies, Inc. 6.63%, 7/15/2032 (f)	412,000	414,896
ENGINEERING & CONSTRUCTION — 0.0% (c)
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (f)	840,000	830,861
TopBuild Corp.:
3.63%, 3/15/2029 (f)	260,000	234,585
4.13%, 2/15/2032 (f)	200,000	176,134
ENTERTAINMENT — 0.1%
Churchill Downs, Inc. 4.75%, 1/15/2028 (f)	1,550,000	1,482,374
Cinemark USA, Inc. 5.25%, 7/15/2028 (f)	1,900,000	1,815,203
Security Description	Principal Amount	Value
FOOD — 0.1%
Post Holdings, Inc. 4.63%, 4/15/2030 (f)	$4,146,000	$3,809,552
FOREST PRODUCTS & PAPER — 0.0% (c)
Mercer International, Inc. 5.13%, 2/1/2029	760,000	669,127
HEALTH CARE SERVICES — 0.2%
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (f)	100,000	93,045
10.88%, 1/15/2032 (f)	1,300,000	1,354,639
DaVita, Inc.:
3.75%, 2/15/2031 (f)	900,000	768,240
4.63%, 6/1/2030 (f)	4,400,000	3,981,516
Encompass Health Corp.:
4.50%, 2/1/2028	3,320,000	3,159,312
4.63%, 4/1/2031	30,000	27,571
HOME BUILDERS — 0.2%
Century Communities, Inc. 3.88%, 8/15/2029 (f)	1,435,000	1,278,671
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (f)	340,000	348,004
Forestar Group, Inc. 3.85%, 5/15/2026 (f)	2,040,000	1,953,769
Landsea Homes Corp. 8.88%, 4/1/2029 (f)	480,000	475,795
LGI Homes, Inc. 8.75%, 12/15/2028 (f)	610,000	635,169
M/I Homes, Inc.:
3.95%, 2/15/2030	1,543,000	1,373,394
4.95%, 2/1/2028	510,000	491,099
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (f)	4,180,000	4,143,634
Thor Industries, Inc. 4.00%, 10/15/2029 (f)	330,000	291,446
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	920,000	900,496
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (f)	2,240,000	1,893,203
4.00%, 4/15/2029 (f)	1,370,000	1,237,206
INTERNET — 0.3%
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (f)	322,000	308,215
7.00%, 6/15/2027 (f)	499,000	494,384
Gen Digital, Inc. 1 mo. USD Term SOFR + 2.00% Zero Coupon, 9/12/2029 (a)	5,000,000	4,988,825
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (f)	1,900,000	1,715,871

See accompanying notes to financial statements.
32

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (f)	$7,273,000	$7,528,137
Rakuten Group, Inc.:
9.75%, 4/15/2029 (f)	711,000	734,754
11.25%, 2/15/2027 (f)	2,619,000	2,805,159
INVESTMENT COMPANY SECURITY — 0.0% (c)
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (f)	1,470,000	1,396,838
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.00%, 6/15/2030 (f)	1,144,000	1,138,669
IRON/STEEL — 0.0% (c)
Mineral Resources Ltd.:
8.00%, 11/1/2027 (f)	760,000	775,382
8.13%, 5/1/2027 (f)	1,100,000	1,110,428
IT SERVICES — 0.0% (c)
ASGN, Inc. 4.63%, 5/15/2028 (f)	1,000,000	943,870
LODGING — 0.0% (c)
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (f)	1,054,000	912,637
4.00%, 5/1/2031 (f)	780,000	698,077
MACHINERY, CONSTRUCTION & MINING — 0.0% (c)
BWX Technologies, Inc.:
4.13%, 6/30/2028 (f)	2,240,000	2,087,591
4.13%, 4/15/2029 (f)	83,000	76,558
MEDIA — 0.1%
AMC Networks, Inc. 4.25%, 2/15/2029	1,000,000	674,990
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (f)	170,000	138,758
4.75%, 3/1/2030 (f)	2,100,000	1,818,936
5.38%, 6/1/2029 (f)	800,000	727,704
Gray Television, Inc.:
4.75%, 10/15/2030 (f)	1,560,000	935,844
5.38%, 11/15/2031 (f)	170,000	96,487
News Corp.:
3.88%, 5/15/2029 (f)	1,000,000	920,990
5.13%, 2/15/2032 (f)	75,000	71,153
Nexstar Media, Inc.:
4.75%, 11/1/2028 (f)	400,000	355,300
5.63%, 7/15/2027 (f)	1,932,000	1,834,936
MINING — 0.1%
FMG Resources August 2006 Pty. Ltd. 5.88%, 4/15/2030 (f)	4,000,000	3,911,360
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (f)	450,000	398,691
Taseko Mines Ltd. 8.25%, 5/1/2030 (f)	1,526,000	1,565,615
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.0% (c)
Hillenbrand, Inc. 3.75%, 3/1/2031	$29,000	$25,184
OFFICE & BUSINESS EQUIPMENT — 0.1%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (f)	1,480,000	1,329,439
Xerox Holdings Corp. 5.50%, 8/15/2028 (f)	3,342,000	2,876,894
Zebra Technologies Corp. 6.50%, 6/1/2032 (f)	1,131,000	1,143,837
OFFICE FURNISHINGS — 0.0% (c)
Steelcase, Inc. 5.13%, 1/18/2029	1,300,000	1,234,181
OIL & GAS — 0.3%
California Resources Corp. 8.25%, 6/15/2029 (f)	830,000	847,098
Chord Energy Corp. 6.38%, 6/1/2026 (f)	1,160,000	1,158,364
CNX Resources Corp.:
6.00%, 1/15/2029 (f)	1,797,000	1,762,210
7.25%, 3/1/2032 (f)	1,122,000	1,142,678
Comstock Resources, Inc.:
5.88%, 1/15/2030 (f)	410,000	382,157
6.75%, 3/1/2029 (f)	1,390,000	1,346,924
CVR Energy, Inc.:
5.75%, 2/15/2028 (f)	589,000	547,434
8.50%, 1/15/2029 (f)	1,680,000	1,688,921
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (f)	1,100,000	1,112,584
Parkland Corp.:
4.50%, 10/1/2029 (f)	959,000	878,761
4.63%, 5/1/2030 (f)	1,775,000	1,619,918
PBF Holding Co. LLC/PBF Finance Corp. 7.88%, 9/15/2030 (f)	1,047,000	1,071,207
Precision Drilling Corp. 6.88%, 1/15/2029 (f)	1,650,000	1,632,279
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	4,830,000	4,523,778
Valaris Ltd. 8.38%, 4/30/2030 (f)	1,260,000	1,304,289
OIL & GAS SERVICES — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 4/1/2028 (f)	1,250,000	1,238,338
Enerflex Ltd. 9.00%, 10/15/2027 (f)	1,753,000	1,779,453
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (f)	914,000	974,351
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (f)	1,800,000	1,812,654

See accompanying notes to financial statements.
33

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.0% (c)
AdaptHealth LLC 5.13%, 3/1/2030 (f)	$1,520,000	$1,331,019
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (f)	510,000	500,892
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (f)	90,000	62,305
Organon & Co./Organon Foreign Debt Co.-Issuer BV:
6.75%, 5/15/2034 (f)	684,000	683,090
7.88%, 5/15/2034 (f)	396,000	407,056
PIPELINES — 0.2%
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (f)	1,906,000	1,881,241
8.63%, 3/15/2029 (f)	663,000	682,910
DT Midstream, Inc.:
4.13%, 6/15/2029 (f)	1,766,000	1,632,791
4.38%, 6/15/2031 (f)	92,000	83,969
Global Partners LP/GLP Finance Corp. 6.88%, 1/15/2029	953,000	945,338
Hess Midstream Operations LP:
4.25%, 2/15/2030 (f)	2,036,000	1,869,374
5.13%, 6/15/2028 (f)	2,148,000	2,080,338
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%, 2/15/2032 (f)	900,000	913,626
REAL ESTATE — 0.1%
Howard Hughes Corp. 4.13%, 2/1/2029 (f)	1,630,000	1,459,062
Newmark Group, Inc. 7.50%, 1/12/2029 (f)	1,741,000	1,789,800
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (f)	1,460,000	1,224,707
Brandywine Operating Partnership LP 8.88%, 4/12/2029	500,000	521,580
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (f)	1,820,000	1,663,571
Iron Mountain, Inc.:
4.88%, 9/15/2029 (f)	1,000,000	941,490
5.00%, 7/15/2028 (f)	70,000	67,073
5.63%, 7/15/2032 (f)	340,000	321,881
7.00%, 2/15/2029 (f)	475,000	483,754
REIT, 4.50%, 2/15/2031 (f)	340,000	306,588
Security Description	Principal Amount	Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/2027 (f)	$1,450,000	$1,373,440
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029	500,000	367,385
5.00%, 10/15/2027	1,200,000	1,000,872
Rithm Capital Corp. 8.00%, 4/1/2029 (f)	3,152,000	3,063,492
Service Properties Trust 4.95%, 2/15/2027	1,080,000	981,774
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (f)	540,000	508,183
4.38%, 1/15/2027 (f)	3,840,000	3,638,746
7.25%, 4/1/2029 (f)	288,000	291,125
Vornado Realty LP 3.40%, 6/1/2031	580,000	460,056
RETAIL — 0.6%
1011778 BC ULC/New Red Finance, Inc. 4.38%, 1/15/2028 (f)	2,000,000	1,887,480
Bath & Body Works, Inc. 6.88%, 11/1/2035	290,000	292,436
Brinker International, Inc. 8.25%, 7/15/2030 (f)	1,075,000	1,128,922
FirstCash, Inc.:
4.63%, 9/1/2028 (f)	3,780,000	3,558,152
5.63%, 1/1/2030 (f)	650,000	615,511
6.88%, 3/1/2032 (f)	384,000	383,931
Foot Locker, Inc. 4.00%, 10/1/2029 (f)	965,000	805,495
Gap, Inc.:
3.63%, 10/1/2029 (f)	1,118,000	966,835
3.88%, 10/1/2031 (f)	1,930,000	1,610,431
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (f)	580,000	555,147
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (f)	1,723,000	1,518,187
4.75%, 9/15/2029	660,000	625,165
Nordstrom, Inc. 5.00%, 1/15/2044	490,000	396,513
Patrick Industries, Inc. 4.75%, 5/1/2029 (f)	1,969,000	1,817,820
Staples, Inc. 10.75%, 9/1/2029 (f)	20,000,000	19,013,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (f)	2,120,000	1,906,940
Yum! Brands, Inc. 4.75%, 1/15/2030 (f)	1,500,000	1,428,105
SEMICONDUCTORS — 0.0% (c)
Entegris, Inc. 3.63%, 5/1/2029 (f)	630,000	567,164

See accompanying notes to financial statements.
34

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

Security Description	Principal Amount	Value
SOFTWARE — 0.1%
Fair Isaac Corp. 4.00%, 6/15/2028 (f)	$4,064,000	$3,800,815
MicroStrategy, Inc. 6.13%, 6/15/2028 (f)	1,520,000	1,473,017
PTC, Inc. 4.00%, 2/15/2028 (f)	1,531,000	1,442,018
SS&C Technologies, Inc. 6.50%, 6/1/2032 (f)	487,000	491,354
TELECOMMUNICATIONS — 0.1%
Consolidated Communications, Inc. 6.50%, 10/1/2028 (f)	700,000	599,781
Frontier Communications Holdings LLC 8.63%, 3/15/2031 (f)	3,420,000	3,523,284
Telecom Italia Capital SA 7.72%, 6/4/2038	300,000	292,638
Viavi Solutions, Inc. 3.75%, 10/1/2029 (f)	1,100,000	930,336
TRANSPORTATION — 0.0% (c)
Danaos Corp. 8.50%, 3/1/2028 (f)	610,000	624,835
TOTAL CORPORATE BONDS & NOTES (Cost $274,277,023)		268,347,147
Security Description	Principal Amount	Value
REPURCHASE AGREEMENTS — 1.6%
Barclays Capital, Inc., dated 06/28/2024 (collateralized by U.S. Treasury Notes 3.000% due 08/15/2048, valued at $126,000,000); expected proceeds $105,201,778, 5.32%, 06/15/2025 (Cost $100,000,000)	100,000,000	$100,000,000
	Shares
SHORT-TERM INVESTMENT — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.29% (g) (h) (Cost $420,966,957)	420,966,957	420,966,957
TOTAL INVESTMENTS — 106.6% (Cost $6,688,386,322)		6,689,758,687
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(413,543,963)
NET ASSETS — 100.0%		$6,276,214,724

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2024, total aggregate fair value of the securities is $24,222,270, representing 0.40% of the Fund's net assets.
(e)	Non-income producing security.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of June 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended June 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2024.

SOFR	Secured Overnight Financing Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
35

SPDR BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2024

At June 30, 2024, the Fund had unfunded loan commitments of $3,955,787, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Touchdown Acquirer Inc	1,435,923	1,444,452	8,529
Groundworks, LLC	1,537,388	1,538,349	961
Epicor Software Corp.	982,476	987,796	5,320
	$3,955,787	$3,970,597	$14,810

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$268,347,147	$—	$268,347,147
Common Stocks	—	—	24,222,270	24,222,270
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	5,876,222,313	—	5,876,222,313
Short-Term Investment	420,966,957	—	—	420,966,957
TOTAL INVESTMENTS	$420,966,957	$6,244,569,460	$24,222,270	$6,689,758,687
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$14,810	$—	$14,810
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$14,810	$—	$14,810

Affiliate Table
	Number of Shares Held at 6/30/23	Value at 6/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	302,552,338	$302,552,338	$4,426,300,158	$4,307,885,539	$—	$—	420,966,957	$420,966,957	$19,289,446
See accompanying notes to financial statements.
36

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2024

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$140,166,770	$6,168,791,730
Investments in affiliated issuers, at value	9,762,136	420,966,957
Repurchase agreements, at value and amortized cost	—	100,000,000
Total Investments	149,928,906	6,689,758,687
Cash	—	431,069
Receivable for investments sold	4,394,742	554,481,440
Receivable for fund shares sold	—	16,748,301
Dividends receivable — affiliated issuers	23,077	2,678,501
Interest receivable — unaffiliated issuers	2,048,916	52,690,634
Unrealized appreciation on unfunded loan commitments	353	14,810
Receivable for foreign taxes recoverable	1,369	23,323
TOTAL ASSETS	156,397,363	7,316,826,765
LIABILITIES
Due to custodian	312,472	—
Payable for investments purchased	6,430,421	1,036,919,918
Advisory fee payable	60,630	3,692,044
Trustees’ fees and expenses payable	—	79
TOTAL LIABILITIES	6,803,523	1,040,612,041
NET ASSETS	$149,593,840	$6,276,214,724
NET ASSETS CONSIST OF:
Paid-in capital	$157,075,936	$7,384,937,597
Total distributable earnings (loss)	(7,482,096)	(1,108,722,873)
NET ASSETS	$149,593,840	$6,276,214,724
NET ASSET VALUE PER SHARE
Net asset value per share	$28.23	$41.87
Shares outstanding (unlimited amount authorized, $0.01 par value)	5,300,000	149,900,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$137,862,316	$6,167,419,365
Investments in affiliated issuers	9,762,810	420,966,957
Repurchase agreements	—	100,000,000
Total cost of investments	$147,625,126	$6,688,386,322
See accompanying notes to financial statements.
37

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2024

	SPDR Blackstone High Income ETF	SPDR Blackstone Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$11,210,637	$468,093,579
Dividend income — affiliated issuers	593,385	19,289,446
TOTAL INVESTMENT INCOME (LOSS)	11,804,022	487,383,025
EXPENSES
Advisory fee	911,236	35,911,436
Trustees’ fees and expenses	1,307	48,458
Miscellaneous expenses	226	9,297
TOTAL EXPENSES	912,769	35,969,191
NET INVESTMENT INCOME (LOSS)	$10,891,253	$451,413,834
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	410,281	(41,824,841)
Investments — affiliated issuers	(7,363)	—
In-kind redemptions — unaffiliated issuers	121,626	—
Net realized gain (loss)	524,544	(41,824,841)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,262,585	38,316,568
Investments — affiliated issuers	(674)	—
Unfunded loan commitments	2,823	312,644
Net change in unrealized appreciation/depreciation	2,264,734	38,629,212
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,789,278	(3,195,629)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,680,531	$448,218,205
See accompanying notes to financial statements.
38

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Blackstone High Income ETF		SPDR Blackstone Senior Loan ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/24	Year Ended 6/30/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,891,253	$8,568,207	$451,413,834	$449,195,588
Net realized gain (loss)	524,544	(8,110,193)	(41,824,841)	(618,138,892)
Net change in unrealized appreciation/depreciation	2,264,734	9,380,841	38,629,212	564,280,988
Net increase (decrease) in net assets resulting from operations	13,680,531	9,838,855	448,218,205	395,337,684
Net equalization credits and charges	95,912	40,471	690,629	(1,905,227)
Distributions to shareholders	(11,073,572)	(8,087,000)	(448,614,982)	(419,871,500)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	28,127,309	16,447,735	3,615,437,062	1,862,640,864
Cost of shares redeemed	(7,044,510)	(9,655,756)	(2,015,003,986)	(5,642,644,491)
Net income equalization	(95,912)	(40,471)	(690,629)	1,905,227
Other capital	16,173	32,498	3,485,763	16,111,574
Net increase (decrease) in net assets from beneficial interest transactions	21,003,060	6,784,006	1,603,228,210	(3,761,986,826)
Contribution from affiliate (Note 4)	—	—	837,000	38,051
Net increase (decrease) in net assets during the period	23,705,931	8,576,332	1,604,359,062	(3,788,387,818)
Net assets at beginning of period	125,887,909	117,311,577	4,671,855,662	8,460,243,480
NET ASSETS AT END OF PERIOD	$149,593,840	$125,887,909	$6,276,214,724	$4,671,855,662
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	600,000	86,400,000	44,500,000
Shares redeemed	(250,000)	(350,000)	(48,150,000)	(135,100,000)
Net increase (decrease) from share transactions	750,000	250,000	38,250,000	(90,600,000)
See accompanying notes to financial statements.
39

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Blackstone High Income ETF
	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 02/17/22*- 6/30/22
Net asset value, beginning of period	$27.67	$27.28	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.26	2.00	0.50
Net realized and unrealized gain (loss) (b)	0.59	0.26	(2.86)
Total from investment operations	2.85	2.26	(2.36)
Net equalization credits and charges (a)	0.02	0.01	0.00(c)
Other capital (a)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(2.31)	(1.89)	(0.36)
Net asset value, end of period	$28.23	$27.67	$27.28
Total return (d)	10.95%	8.48%	(7.93)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$149,594	$125,888	$117,312
Ratios to average net assets:
Total expenses	0.68%	0.70%	0.70%(e)
Net investment income (loss)	8.12%	7.26%	4.63%(e)
Portfolio turnover rate	137%	133%	55%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
40

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Blackstone Senior Loan ETF
	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)
Net asset value, beginning of period	$41.84	$41.83	$46.30	$43.36	$46.25
Income (loss) from investment operations:
Net investment income (loss) (b)	3.68	3.01	1.95	1.98	2.34
Net realized and unrealized gain (loss) (c)	0.04	(0.27)	(4.44)	3.02	(3.06)
Total from investment operations	3.72	2.74	(2.49)	5.00	(0.72)
Net equalization credits and charges (b)	0.01	(0.01)	0.01	0.06	(0.04)
Contribution from affiliate (Note 4)	0.01	0.00(d)	—	0.00(d)	0.01
Other capital (b)	0.03	0.11	0.06	0.02	0.21
Distributions to shareholders from:
Net investment income	(3.74)	(2.83)	(2.04)	(2.14)	(2.35)
Return of capital	—	—	(0.01)	—	—
Total distributions	(3.74)	(2.83)	(2.05)	—	—
Net asset value, end of period	$41.87	$41.84	$41.83	$46.30	$43.36
Total return (e)	9.45%(f)	6.95%(f)	(5.46)%	11.97%(f)	(1.23)%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,276,215	$4,671,856	$8,460,243	$6,294,196	$1,433,094
Ratios to average net assets:
Total expenses	0.70%	0.71%	0.70%	0.70%	0.70%
Net investment income (loss)	8.80%	7.19%	4.33%	4.31%	5.17%
Portfolio turnover rate	176%	125%	140%	176%	195%(g)
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Portfolio prior to discontinuance of the master feeder structure.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the years ended June 30, 2024, June 30, 2023, June 30, 2021 and June 30, 2020, the total return would have been 9.42%, 6.95%, 11.97% and (1.23)%, respectively.
(g)	Portfolio turnover rate is from the the affiliated Portfolio prior to the discontinuance of the master feeder structure.
See accompanying notes to financial statements.
41

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2024, the Trust consists of fourteen (14) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
SPDR Blackstone High Income ETF
SPDR Blackstone Senior Loan ETF
The SPDR Blackstone High Income ETF is classified as a non-diversified investment company and the SPDR Blackstone Senior Loan ETF is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
42

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income.
43

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Loan Agreements
The Funds invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Repurchase Agreements
The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2024, the SPDR Blackstone Senior Loan ETF had invested in repurchase agreements with the gross values (principal) of $100,000,000 and associated collateral equal to $105,201,778.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Blackstone High Income ETF	0.70%*
SPDR Blackstone Senior Loan ETF	0.70
*	The Advisory fees are reduced for SPDR Blackstone High Income ETF by the acquired fund fees and expenses and for the year ended June 30, 2024, the net annualized advisory fees were 0.68%.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
44

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Blackstone Liquid Credit Strategies LLC receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2024, are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2024, State Street made a contribution of $837,000 to the SPDR Blackstone Senior Loan ETF related to an accounting matter.
During the fiscal year ended June 30, 2023, State Street made contributions of $4,615 and $33,436 to the SPDR Blackstone Senior Loan ETF related to separate accounting matters.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2024, were as follows:
	Purchases	Sales
SPDR Blackstone High Income ETF	$193,054,670	$180,184,349
SPDR Blackstone Senior Loan ETF	10,544,378,092	8,867,222,073
For the year ended June 30, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Blackstone High Income ETF	$9,403,636	$3,489,417	$121,626
45

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. The qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to amortization and accretion of premium and discount for financial statement purposes and differing treatments for wash sales.
The tax character of distributions paid during the year ended June 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Blackstone High Income ETF	$11,073,572	$—	$11,073,572
SPDR Blackstone Senior Loan ETF	448,614,982	—	448,614,982
The tax character of distributions paid during the year ended June 30, 2023, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Blackstone High Income ETF	$ 8,087,000	$ —	$ 8,087,000
SPDR Blackstone Senior Loan ETF	419,871,500	—	419,871,500
At June 30, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Blackstone High Income ETF	$894,488	$(10,359,912)	$—	$1,983,328	$(7,482,096)
SPDR Blackstone Senior Loan ETF	32,158,422	(1,123,639,919)	—	(17,241,376)	(1,108,722,873)
46

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

As of June 30, 2024, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Blackstone High Income ETF	$9,150,439	$1,209,473
SPDR Blackstone Senior Loan ETF	531,251,579	592,388,340
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Blackstone High Income ETF	$147,945,931	$2,695,676	$712,701	$1,982,975
SPDR Blackstone Senior Loan ETF	6,707,014,872	49,316,772	66,572,957	(17,256,185)
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $960 million ($1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The SPDR Blackstone Senior Loan ETF has exclusive access to $750 million ($1.05 billion prior to October 5, 2023) and the SPDR Blackstone High Income ETF has exclusive access to $30 million ($25 million prior to October 5, 2023) of the total credit facility. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. SPDR Blackstone Senior Loan ETF is allocated the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser.Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds have no outstanding loans as of June 30, 2024.
The SPDR Blackstone Senior Loan ETF also has exclusive access to a $500 million uncommitted line of credit with State Street that may be used solely for temporary or emergency purposes, including to temporarily finance the redemption of shares or  for other temporary and emergency purposes consistent with the current investment objectives and investment restrictions of the Fund. The Adviser, on behalf of the Fund, paid an upfront fee to participate in this uncommitted line of credit.
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds' invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
47

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2024

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
48

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Blackstone High Income ETF and SPDR Blackstone Senior Loan ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Blackstone High Income ETF and SPDR Blackstone Senior Loan ETF (collectively, the “Funds”) (two of the funds constituting SSGA Active Trust (the “Trust”)), including the schedules of investments, as of June 30, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SSGA Active Trust) at June 30, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SSGA Active Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Blackstone High Income ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the two years in the period ended June 30, 2024 and the period from February 17, 2022 (commencement of operations) through June 30, 2022
SPDR Blackstone Senior Loan ETF	For the year ended June 30, 2024	For each of the two years in the period ended June 30, 2024	For each of the five years in the period ended June 30, 2024
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian, brokers and others; when replies from brokers and others were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2024
49

SSGA ACTIVE TRUST
OTHER INFORMATION
June 30, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2024.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
50

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2024 (Unaudited)

Approval of Advisory Agreement
At a meeting held on May 15-16, 2024, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement (the “Advisory Agreement” or “Agreement”) between the SSGA Active Trust (the “Trust” or “SSAT”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SSAT (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the SPDR ETFs, and extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing actively-managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board compared the investment performance of each actively-managed series of SSAT to the performance of a group of comparable funds (net of expenses) (Performance Group) obtained from Broadridge Financial Solutions, Inc. (Broadridge) and/or to the performance of an appropriate benchmark (gross of expenses) provided by the Adviser. Among other information, the Board considered the following performance information over various periods ended December 31, 2023 in its evaluation of each series of SSAT:
SPDR Blackstone Senior Loan ETF. The Board considered that the Fund underperformed the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. In addition, the Board considered that the Fund underperformed its benchmark index for the 3-year period, but outperformed its benchmark index for the 1-, 5- and 10-year periods.
SPDR Blackstone High Income ETF. The Board considered that the Fund commenced operations on February 17, 2022, thus performance information was provided for only a short operating history of the Fund.  The Fund underperformed the median of its Performance Group for the 1-year period. In addition, the Board considered that the Fund underperformed its benchmark index for the 1-year period.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate.
51

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on each SPDR ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street Global Advisors, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds that are actively managed with respect to the remaining series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly for those SPDR ETFs measured against an index, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.
52

SSGA ACTIVE TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2024 (Unaudited)

Approval of Blackstone Liquid Credit Strategies LLC(“Blackstone Credit”) Sub-Advisory Agreement
At a meeting held on May 15-16, 2024, the Board also considered a proposal to continue the Sub-Advisory Agreement (the “Blackstone Credit Sub-Advisory Agreement” or the “Sub-Advisory Agreement”) between the Adviser and Blackstone Liquid Credit Strategies LLC with respect to the following series of SSAT: SPDR Blackstone High Income ETF and SPDR Blackstone Senior Loan ETF, each of which is sub-advised by Blackstone Credit (the “Blackstone Funds”). The Independent Trustees also met separately to consider the Blackstone Credit Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
With respect to the Sub-Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by each sub-adviser with respect to each Blackstone Fund under that Sub-Advisory Agreement and the investment performance of such sub-advised funds. The Board further considered the portion of the current advisory fee that the Adviser would continue to pay to Blackstone Credit under the Sub-Advisory Agreement and also considered that such fees would continue to be paid directly by the Adviser and would not result in increased fees payable by the sub-advised funds.
The Board considered the background and experience of Blackstone Credit’s senior management and, in particular, Blackstone Credit’s experience in investing in senior loan securities. The Board reviewed the performance of the each Blackstone Fund, noting that the SPDR Blackstone Senior Loan ETF underperformed each of the last 5 calendar years, but considered management’s explanation of those factors that contributed to such underperformance and the steps being taken in response to such factors. The Board also noted that the SPDR Blackstone High Income ETF commenced operations on February 17, 2022 and, although it underperformed for the last calendar year, no action was recommended given the short operating history of the Fund. The Board also considered the unitary fee paid to the Adviser by each Blackstone Fund and Blackstone Credit’s fees paid by the Adviser. The Board also considered whether Blackstone Credit benefited in other ways from its relationship with SSAT.
After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Blackstone Credit Sub-Advisory Agreement between Blackstone Credit and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Blackstone Credit Sub-Advisory Agreement for each Blackstone Fund. In approving the continuance of the Blackstone Credit Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Blackstone Credit Sub-Advisory Agreement are fair and reasonable and that the continuance of the Blackstone Credit Sub-Advisory Agreement is in the best interests of each Blackstone Fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Blackstone Credit with respect to each Blackstone Fund were appropriate; (b) the performance of each Blackstone Fund had been satisfactory; (c) Blackstone Credit’s fees for each Blackstone Fund and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Blackstone Credit were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Blackstone Credit adequately shared the economies of scale with each Blackstone Fund by way of the relatively low fee structure of SSAT. The Independent Trustees were advised by their independent counsel throughout the process.
53

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 6, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 6, 2024